UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended:

SUN CAPITAL ADVISERS TRUST®

Semi-Annual Report June 30, 2011

SCSM AllianceBernstein International Value Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

Sun Capital Global Real Estate Fund

SCSM Ibbotson Tactical Opportunities Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM BlackRock Inflation Protected Bond Fund

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

Sun Capital Advisers Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Its investment adviser is Sun Capital Advisers LLC®, a member of the Sun Life Financial group of companies.

Important Information about this Report:

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Investors should consider the investment objectives, risks, charges and expenses of a Fund before investing. This and other information is contained in a Fund’s prospectus. Please read the prospectus carefully before you invest.

The views and opinions expressed in each Fund’s “Management’s Discussion and Analysis” are those of the portfolio manager(s) of the Fund. The views and opinions expressed, and the portfolio holdings described, are as of June 30, 2011, and are subject to change at any time without notice due to market or other conditions. These should not be construed as investment advice or as a recommendation to buy or sell any security. Any forecasts or other forward looking views may not come to pass.

Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011.

An investment in a Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation. It is possible to lose money on an investment in any of the Funds.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

(subadvised by AllianceBernstein L.P.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC AllianceBernstein International Value Fund (the “Fund”) returned 3.76% and 3.47%, respectively, underperforming the benchmark, the MSCI EAFE Index (the “Index”), which returned 4.98% for the same period.

What economic and market factors most influenced the global equity markets as a whole during the period ended June 30, 2011?

Global equity markets were volatile in the first half of the year. Early year optimism was interrupted by the Japanese earthquake and resulting tsunami in March and rising tensions in the Middle East that put upward pressure on oil prices. Although concerns about the global economic recovery and European sovereign debt problems compounded this volatility during the period, international equity markets ended the first half of the year up 4.98% in U.S. dollar terms, as measured by the Index.

Sector performance was mixed with the Health Care, Telecommunications, Consumer Discretionary, Consumer Staples and Energy sectors posting positive returns. In contrast, the Materials, Utilities and Information Technology sectors declined most.

How did the country allocations affect relative Fund performance during the period ended June 30, 2011?

The Fund’s country allocations are primarily a result of the bottom-up stock selection process. Overall security selection within countries had a negative impact on the Fund’s performance, with the United Kingdom (U.K.), Hong Kong and Germany detracting the most from the Fund’s performance. Country selection had a relatively neutral affect on the Fund’s performance, where underweights in Israel, Australia and Finland contributed positively and an underweight in Spain and overweight positions in the U.S. and Netherlands detracted from the Fund’s performance. Currency selection in the Fund also detracted from performance as the Fund was overweight to the U.S. dollar which depreciated relative to other world currencies during the period.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

The stocks that contributed the most to Fund performance were Arkema, Inc., AstraZeneca PLC and Nissan Motor Co., Ltd. French-based chemicals maker Arkema, Inc. outperformed as a result of strong earnings that topped analyst expectations and as the company offered an upbeat forecast for the remainder of the year. Pharmaceutical company AstraZeneca PLC outperformed, after the U.K-based company announced the sale of a non-pharmaceuticals business, opening the door to further share buybacks. Shares of Japanese automaker Nissan Motor Co., Ltd. advanced on news that post earthquake and tsunami production was recovering more quickly than initially anticipated.

The Fund utilized currency futures contracts to manage currency exposure. During the first half of the year, explicit currency management detracted from relative returns. An overweight to the Canadian dollar contributed positively on strong Canadian dollar appreciation, but was offset by overweight positions to the U.S. dollar and Japanese yen that both depreciated against major world currencies during the period.

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

Shares of The Tokyo Electric Power Co., Inc. (TEPCO) collapsed as the company battled to contain a nuclear emergency at its Fukushima Dai-Ichi power plant. A portion of the value of the stock has been permanently impaired by the earthquake; however, TEPCO has a monopoly for electrical generation in Tokyo that is expected to continue to generate free cash flow. The Fund continues to hold the stock with the conviction that the current

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Continued)

stock price accounts for the uncertainty over how the company will emerge from this crisis. The stock offers upside potential from its current valuation; albeit with a continuing downside risk, that has limited the Fund’s holding to a relatively small position to appropriately balance this return potential with the near-term uncertainty. Shares of Japanese Industrial company Sony Corp. struggled in unison with the Japanese market and were also pressured by the well-publicized hacking of its PlayStation Network. Esprit Holdings Ltd., the Hong Kong-listed clothing maker, underperformed as its exposure to troubled European markets led investors to avoid the stock.

Did the fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings list relative to the December 31, 2010 top ten holdings list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

The Fund is constructed using a bottom-up stock selection process. Relative sector weights are therefore a function of that approach rather than a result of top-down insights. The resulting sector weights are indicative of sectors where there are currently attractively valued stocks or those where relatively fewer value opportunities exist.

At the end of the period, the Fund was positioned such that its top three overweight positions compared to the Index were to the Materials, Energy and Consumer Discretionary sectors. The Fund’s largest underweight positions at the end of the period were in the Consumer Staples, Industrials and Information Technology sectors.

The Fund’s largest overweight country allocation versus the Index was to Canada. The benchmark does not include Canada. The Fund’s exposure to Canada is concentrated mainly in several energy stocks that offer company specific attributes that make them attractive value opportunities at current prices. Following the earthquake and tsunami in Japan, the Fund moved to increase certain Japanese stocks that the Fund believed had overreacted to the downside and were offering even greater value opportunities. Lastly, in the United Kingdom the Fund’s exposure is diversified across attractively valued companies in a number of sectors, including Industrial Commodities, Pharmaceuticals, Financials, and Telecommunications, where the companies that the Fund holds are attractively valued with strong cash flows.

The Fund’s largest underweight country allocations were to Australia, Sweden and Switzerland, where valuations overall are less attractive than in other areas of the world. The Fund does hold overweight positions in a number of individual stocks in Australia and Switzerland, in particular, but as a whole there are more prevalent value opportunities elsewhere. The Fund’s holdings in Australia are centered mainly in several financial stocks, while the Fund holds overweight positions in Swiss pharmaceutical companies.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Continued)

COUNTRY ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each country reflect the value of investments in that country as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Includes 22 countries with an allocation of less than 2% individually.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Royal Dutch Shell PLC, A Shares	2.5%	Oil, Gas & Consumable Fuels
Rio Tinto PLC	2.1	Metals & Mining
Novartis AG	1.8	Pharmaceuticals
AstraZeneca PLC	1.7	Pharmaceuticals
Societe Generale	1.7	Commercial Banks
Vodafone Group PLC	1.6	Wireless Telecommunication Services
Nestle SA	1.6	Food Products
Toyota Motor Corp.	1.5	Automobiles
Roche Holding AG	1.5	Pharmaceuticals
ING Groep NV–CVA	1.5	Diversified Financial Services

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC AllianceBernstein International Value Fund – Initial Class and the MSCI EAFE Index

Comparison of Change in Value of a $10,000 Investment in the SC AllianceBernstein International Value Fund – Service Class and the MSCI EAFE Index

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC AllianceBernstein International Value Fund–Initial Class Shares	3.76%	29.52%	4.12%
SC AllianceBernstein International Value Fund–Service Class Shares	3.47%	29.07%	3.83%
MSCI EAFE Index*	4.98%	30.36%	6.63%

*The performance data of the indices has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The MSCI EAFE Index (Europe, Australasia, Far East) tracks the performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC AllianceBernstein International Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

(subadvised by BlackRock Investment Management, LLC)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC BlackRock International Index Fund (the “Fund”) returned 5.20% and 5.11%, respectively, outperforming the benchmark, the MSCI EAFE Index (the “Index”), which returned 4.98% for the same period.

What economic and market factors most influenced the global equity markets as a whole during the period ended June 30, 2011?

International equities, as represented by the Index, advanced for the six months ended June 30, 2011. Stocks moved higher during the first four months despite volatility from significant global events. The period began with political turmoil spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term U.S. and Japanese debt from stable to negative, however, equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

Meanwhile, longer-term headwinds had been developing as inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis continued. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development reignited fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the U.S. manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt. Stock markets in most countries within the Index posted gains for the period.

How did the country allocations affect Fund performance during the period ended June 30, 2011?

The top contributors to the Fund’s performance were France, the United Kingdom and Germany while the top detractors were Japan, Hong Kong and Israel.

Which sectors contributed most to the Fund’s performance results during the period ended June 30, 2011?

The top contributors to the Fund’s performance were the Financials, Health Care and Consumer Staples sectors.

Which sectors detracted most from the Fund’s performance results during the period ended June 30, 2011?

The top detractors from the Fund’s performance were the Information Technology and Utilities sectors.

SC SM BLACKROCK INTERNATIONAL INDEX FUND (Continued)

COUNTRY ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each country reflect the value of investments in that country as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Includes 20 countries with an allocation of less than 2% individually.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Nestle SA	1.8%	Food Products
HSBC Holdings PLC	1.5	Commercial Banks
BHP Billiton Ltd.	1.3	Metals & Mining
Novartis AG	1.2	Pharmaceuticals
BP PLC	1.2	Oil, Gas & Consumable Fuels
Vodafone Group PLC	1.2	Wireless Telecommunication Services
Royal Dutch Shell PLC, Class A	1.0	Oil, Gas & Consumable Fuels
Total SA	1.0	Oil, Gas & Consumable Fuels
Roche Holding AG	1.0	Pharmaceuticals
Toyota Motor Corp.	0.9	Automobiles

SC SM BLACKROCK INTERNATIONAL INDEX FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock International Index Fund – Initial Class and the MSCI EAFE Index

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock International Index Fund – Service Class and the MSCI EAFE Index

SC SM BLACKROCK INTERNATIONAL INDEX FUND (Continued)

Total Returns for Periods Ended June 30, 2011**

	Six Months±	Life of Fund***±
SC BlackRock International Index Fund–Initial Class Shares	5.20%	9.20%
SC BlackRock International Index Fund–Service Class Shares	5.11%	9.00%
MSCI EAFE Index*	4.98%	6.94%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The MSCI EAFE Index (Europe, Australasia, Far East) tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock International Index Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from November 15, 2010 (commencement of operations) to June 30, 2011.

±Returns for periods of less than one year are not annualized.

SC SM BLACKROCK LARGE CAP INDEX FUND

(subadvised by BlackRock Investment Management, LLC)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC BlackRock Large Cap Index Fund (the “Fund”) returned 5.76% and 5.53%, respectively, underperforming the benchmark, the S&P 500 (the “Index”), which returned 6.02% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

U.S. equity markets began the year on an upswing as confidence levels were improving and the economy was recovering leading investors to increase their holdings in riskier assets. U.S. stocks moved higher during the first four months of 2011 despite volatility fueled by significant global events. The period began with political turmoil spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term U.S. and Japanese debt from stable to negative, however equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

Meanwhile, longer-term headwinds had been developing as inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis continued. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development reignited fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of U.S. and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the U.S. manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

Despite market weakness in the final two months of the period, US stocks advanced year-to-date. Large cap stocks, as represented by the Index, gained 6.02%. Large cap growth stocks outperformed their value counterparts as the S&P 500 Growth Index moved up 6.79%, while the S&P 500 Value Index returned 5.23%. Small cap stocks, as represented by the Russell 2000 Index, climbed 6.21% for the period. The disparity between growth and value stocks was more pronounced within small caps as the Russell 2000 Growth Index advanced 8.59%, while the Russell 2000 Value Index returned 3.77%.

Which sectors contributed most to the Fund’s performance results during the period ended June 30, 2011?

The Health Care sector was the strongest contributor during the period, followed by the Energy and Industrials sectors.

Which sectors detracted most from the Fund’s performance results during the period ended June 30, 2011?

The Financials sector was the only detractor during the period.

SC SM BLACKROCK LARGE CAP INDEX FUND (Continued)

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using Global Industry Classification Standards (“GICS”). The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Exxon Mobil Corp.	3.2%	Oil, Gas & Consumable Fuels
Apple, Inc.	2.5	Computers & Peripherals
International Business Machines Corp.	1.7	IT Services
Chevron Corp.	1.7	Oil, Gas & Consumable Fuels
General Electric Co.	1.6	Industrial Conglomerates
Microsoft Corp.	1.5	Software
AT&T, Inc.	1.5	Diversified Telecommunication Services
Johnson & Johnson	1.5	Pharmaceuticals
The Procter & Gamble Co.	1.4	Household Products
Pfizer, Inc.	1.3	Pharmaceuticals

SC SM BLACKROCK LARGE CAP INDEX FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Large Cap Index Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Large Cap Index Fund – Service Class and the S&P 500 Index

SC SM BLACKROCK LARGE CAP INDEX FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Life of Fund***
SC BlackRock Large Cap Index Fund	5.76%	29.62%	2.99%	0.35%	4.29%
S&P 500 Index*	6.02%	30.69%	3.34%	2.94%	4.29%
Service Class Shares
SC BlackRock Large Cap Index Fund	5.53%	29.32%	2.72%	0.12%	2.23%
S&P 500 Index*	6.02%	30.69%	3.34%	2.94%	4.20%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P 500 Index is a market-value weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock Large Cap Index Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from May 1, 2002 (commencement of operations) to June 30, 2011. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM BLACKROCK SMALL CAP INDEX FUND

(subadvised by BlackRock Investment Management, LLC)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC BlackRock Small Cap Index Fund (the “Fund”) returned 5.79% and 5.71%, respectively, underperforming the benchmark, the Russell 2000 Index (the “Index”), which returned 6.21% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

U.S. equity markets began the year on an upswing as confidence levels were improving and the economy was recovering leading investors to increase their holdings in riskier assets. U.S. stocks moved higher during the first four months of 2011 despite volatility fueled by significant global events. The period began with political turmoil spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term U.S. and Japanese debt from stable to negative, however equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

Meanwhile, longer-term headwinds had been developing as inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis continued. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development reignited fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of U.S. and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the U.S. manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

Despite market weakness in the final two months of the period, U.S. stocks advanced year-to-date. Large cap stocks, as represented by the S&P 500 Index, gained 6.02%. Large cap growth stocks outperformed their value counterparts as the S&P 500 Growth Index moved up 6.79%, while the S&P 500 Value Index returned 5.23%. Small cap stocks, as represented by the Index, climbed 6.21% for the period. The disparity between growth and value stocks was more pronounced within small caps as the Russell 2000 Growth Index advanced 8.59%, while the Russell 2000 Value Index returned 3.77%.

Which sectors contributed most to the Fund’s performance results during the period ended June 30, 2011?

The Health Care sector was the strongest contributor to the Fund’s performance during the period, followed by the Information Technology and Energy sectors.

Which sectors detracted most from the Fund’s performance results during the period ended June 30, 2011?

There were no detractors during the six months ended June 30, 2011 since all sectors achieved positive returns for the period.

SC SM BLACKROCK SMALL CAP INDEX FUND (Continued)

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011^

	% of Net Assets	Industry
Healthspring, Inc.	0.2%	Health Care Providers & Services
Sotheby’s	0.2	Diversified Consumer Services
MFA Financial, Inc.	0.2	Real Estate Investment Trusts
Netlogic Microsystems, Inc.	0.2	Semiconductors & Semiconductor Equipment
Berry Petroleum Co.	0.2	Oil, Gas & Consumable Fuels
Parametric Technology Corp.	0.2	Software
Rosetta Resources, Inc.	0.2	Oil, Gas & Consumable Fuels
CBL & Associates Properties, Inc.	0.2	Real Estate Investment Trusts
Dana Holding Corp.	0.2	Auto Components
Tenneco, Inc.	0.2	Auto Components
^	As a result of the Russell Index reconstitution which took place on June 24, 2011, 9 of the Fund’s top ten holdings changed when compared to the Fund’s top ten holdings at December 31, 2010.

SC SM BLACKROCK SMALL CAP INDEX FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Small Cap Index Fund – Initial Class and the Russell 2000 Index

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Small Cap Index Fund – Service Class and the Russell 2000 Index

SC SM BLACKROCK SMALL CAP INDEX FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund***
SC BlackRock Small Cap Index Fund	5.79%	33.57%	7.28%	3.17%	5.73%	7.93%
Russell 2000 Index*	6.21%	37.41%	7.77%	4.08%	6.27%	5.30%
Service Class Shares
SC BlackRock Small Cap Index Fund	5.71%	33.20%	7.02%	2.83%	—	1.67%
Russell 2000 Index*	6.21%	37.41%	7.77%	4.08%	—	2.92%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 2000 Index is comprised of the 2,000 companies with the smallest market capitalizations from the Russell 3000 Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock Small Cap Index Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2011. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

(subadvised by Goldman Sachs Asset Management, L.P.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC Goldman Sachs Mid Cap Value Fund (the “Fund”) returned 9.31% and 9.25%, respectively, outperforming the benchmark, the Russell Midcap Value Index (the “Index”), which returned 6.69% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

Overall, global stock markets were positive during the six months ended June 30, 2011. Most of the gains were generated during the first calendar quarter of 2011 when economic data remained relatively strong. However, as the quarter progressed, risks to the global economy proliferated. Political unrest emerged in Tunisia, followed by Egypt and the broader Middle East and North African region. Oil prices peaked around $125 per barrel on concerns about potential supply disruptions. In March, Japan was struck by the Tohoku earthquake and tsunami, leading to a nuclear emergency at the Fukushima Daiichi plant. In Europe, as policymakers struggled to avert debt restructures, Ireland and Portugal joined Greece as recipients of European Union bailouts. In April, the European Central Bank delivered its first interest-rate hike since the financial crisis in response to escalating inflation pressures.

The global equity markets experienced a much more volatile second quarter. Investors generally remained defensive, but the economic headwinds had begun to shift. Oil prices started to moderate in April, helped in June by the International Energy Agency’s agreement to release global strategic reserves. Expectations ran high for strong corporate profit growth. Japanese industrial output improved substantially toward the end of the period, and the subsequent boost in U.S. manufacturing figures suggested that Japan’s recovery, even at these early stages, is repairing significant gaps in the global supply chain.

Alongside these modest improvements and widespread risks, market confidence continued at the end of the period. U.S. labor markets had yet to show any consistent strength, and Eurozone policymakers were still working toward a detailed resolution for the peripheral European nations’ severe debt and fiscal problems. Moreover, fiscal pressures were mounting in the U.S., where lawmakers continued to disagree on terms for raising the country’s debt ceiling ahead of an August 2, 2011 payment deadline.

Were there any significant sector under/over weights that materially affected Fund performance relative to the benchmark during the period ended June 30, 2011?

There were no significant sector under/over weights that materially affected Fund performance relative to the Index during the six months ended June 30, 2011. Within sectors, stock selection was positive overall. Holdings in the Consumer Staples and Information Technology sectors outpaced their peers in the benchmark most. Meanwhile, stock selections in the Telecommunication Services sector lagged their peers in the benchmark most.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

Returns to the investment themes were positive overall for the period. Profitability contributed most positively to excess returns, followed by Quality, Management and Momentum. Conversely, Valuation detracted most from relative performance, while Sentiment was relatively flat. Valuation and Profitability summarize results from the balance sheet and income statement, whereas Quality and Management measure the operating, investing, and financing activities from a company’s statement of cash flows. Momentum measures information about a wide variety of investment-relevant events that are sufficiently complex, in many cases, that it takes time for the market to fully appreciate their implications for security values. The sixth theme, Sentiment, is based on the detailed research of stock analysts, research that includes the evaluation of financial statements, discussions with management, and the study of industry trends. Sentiment allows us to incorporate a wide range of qualitative information on companies and their industries into our quantitative evaluation of stocks.

SC SM GOLDMAN SACHS MID CAP VALUE FUND (Continued)

Overweight positions in media company DISH Network Corp., tobacco company Lorillard, Inc. and Real Estate Investment Trust Rayonier, Inc. were most successful for the period, as all three stocks had positive absolute returns. The Fund was overweight DISH Network Corp. as the company used capital to enhance shareholder value. The overweight positions in Lorillard, Inc. and Rayonier, Inc. were a result of their strong profit margins.

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

An underweight position in media company CBS Corp. as well as overweight positions in thrift and mortgage finance company Hudson City Bancorp, Inc. and energy company Exterran Holdings, Inc. detracted most from relative performance. CBS Corp. had a positive absolute return whereas the other stocks had negative absolute returns. The underweight position in CBS Corp. was a result of weak momentum characteristics and the Fund sold the position during the period. Meanwhile, the overweight position in Hudson City Bancorp, Inc. was driven by a sustainable source of earnings and the overweight position in Exterran Holdings, Inc. was a result of strong momentum characteristics.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings list relative to the December 31, 2010 top ten holdings list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

As of June 30, 2011, the Fund was modestly overweight in the Energy, Consumer Staples, Consumer Discretionary and Materials sectors relative to the Index. In contrast, the Fund was modestly underweight in the Telecommunication Services, Industrials, Information Technology and Financials sectors, while it was relatively neutral in the Utilities and Healthcare sectors.

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

SC SM GOLDMAN SACHS MID CAP VALUE FUND (Continued)

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Lorillard, Inc.	3.9%	Tobacco
Valero Energy Corp.	3.5	Oil, Gas & Consumable Fuels
DISH Network Corp., Class A	2.5	Media
Rayonier, Inc.	2.2	Real Estate Investment Trusts
AvalonBay Communities, Inc.	2.0	Real Estate Investment Trusts
Tesoro Corp.	1.6	Oil, Gas & Consumable Fuels
Humana, Inc.	1.6	Health Care Providers & Services
Integrys Energy Group, Inc.	1.5	Multi-Utilities
NiSource, Inc.	1.4	Multi-Utilities
Unum Group	1.4	Insurance

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Mid Cap Value Fund – Initial Class and the Russell Midcap Value Index

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Mid Cap Value Fund – Service Class and the Russell Midcap Value Index

SC SM GOLDMAN SACHS MID CAP VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Three Years	Life of Fund***
SC Goldman Sachs Mid Cap Value Fund–Initial Class Shares	9.31%	35.20%	4.30%	4.94%
SC Goldman Sachs Mid Cap Value Fund–Service Class Shares	9.25%	34.90%	4.02%	4.65%
Russell Midcap Value Index*	6.69%	34.28%	6.35%	6.26%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Value Index companies with lower price-to-book ratios and lower forecasted growth values.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges, performance numbers would be lower. The value of an investment in the SC Goldman Sachs Mid Cap Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from March 7, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM COLUMBIA SMALL CAP VALUE FUND

(subadvised by Columbia Management Investment Advisers, LLC)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC Columbia Small Cap Value Fund (the “Fund”) returned 3.13% and 3.05%, respectively, underperforming the benchmark, the Russell 2000 Value Index (the “Index”), which returned 3.77% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

As the impact of Japan’s natural disasters worked its way through the global supply chain, deadly storms cut a wide swath of disaster across the Midwestern and the Southern United States and Europe scrambled again to support debtor nations, most notably, Greece. The pace of economic growth slowed, as weakening economic data and rising inflation pointed to a loss of momentum both at home and abroad. In the United States, income growth barely kept pace with spending because of inflation. Declining sales activity, tighter mortgage standards and weak prices continued to hold back a recovery in the housing market. On the employment front, the May new jobs report was disappointing, and the unemployment rate rose, weighing on consumer confidence, however, the average number of jobs added over the most recent quarter showed signs of modest progress. Manufacturing activity slowed from fast to moderate as supply disruptions and adverse weather conditions in the Midwest, where much of U.S. manufacturing activity is located, took their toll. Rising energy prices also hampered demand. However, a key manufacturing measure bounced back strongly in June, suggesting that the earlier falloff in manufacturing was not a fundamental shift but the result of some temporary factors and a slightly slower pace.

In Washington, Congress wrangled over the U.S. debt ceiling, as a summer deadline loomed. On June 30, the Federal Reserve Board’s (the Fed) large-scale asset purchase program came to an end, leaving the Fed with no new tools to stimulate the economy and build confidence among investors.

The U.S. equity markets reflected changing news throughout the period. As commodity prices declined early in April and expectations ran high for strong corporate profit growth, stock prices rose to a three-year high. Economic data weakened in May and June, and concerns about Greece’s debt crisis resurfaced and pressured the U.S. stock market. However, investors seemed comforted by news of an austerity plan to help alleviate Greece’s debt problems and stocks rallied strongly in the final week of June.

Were there any significant sector under/over weights that materially affected Fund performance relative to the benchmark during the period ended June 30, 2011?

The Fund’s strategic overweight positions in the Health Care and Telecommunication sectors and underweight positions in the Financials sector added to relative performance during the period. The Fund’s increased positioning in the Healthcare sector over the second half of the period was beneficial as the Health Care sector outperformed the Index with continued upside opportunities for a number of companies as the sector is still generally discounted in the market. The Fund has focused on health care companies which deliver health care efficiently, including managed care and generic drugs, as well as those who benefit from the aging of America.

The Telecommunication Services sector also added to the Fund’s relative performance during the period. The Fund has an overweight position to the Telecommunication sector, in belief that there is a correlation between small business formation and growth within the Telecommunication sector. Small business formation has lagged thus far in the economic recovery; however it appears that it may be poised for improvement. Strong dividend yields and cheap valuations helped attract investors as this sector was the second strongest in the Index for the period.

SC SM COLUMBIA SMALL CAP VALUE FUND (Continued)

The Fund’s underweight position in the Financials sector, particularly in banks, contributed to performance during the period. Continued credit pressures and revenue compression tied to a lack of loan growth created underperformance in the banking industry. Although loan activity has been improving, the high cost of carrying foreclosed properties and non-performing loans continue to weigh on expenses and there has been little traction on loan growth in the industry.

The Fund’s underweight exposure to the Utilities sector detracted from relative performance during the period as uncertainty over the direction of the market favored this more defensive sector.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

Stocks that contributed most to the Fund’s performance during the period were Healthspring, Inc., International Coal Group, Inc., and Varian Semiconductor Equipment Associates, Inc. The solid performance of a health care insurance company Healthspring, Inc. was a result of a recent accretive acquisition of a competitor combined with strong organic growth in their Medicare Advantage platform. Shares of Cash America International, Inc., a pawn shop owner and operator, increased in value as the company’s exposure to gold, rebounding sales in their retail operation and improvement in their Mexican operations drove positive earnings growth.

The Fund also benefited from a couple of announced acquisitions during the first half of the year. International Coal Group, Inc., an Oil, Gas and Consumable Fuels company, and Varian Semiconductor Equipment Associates, Inc., a Semiconductors and Semiconductor Equipment company, both announced agreements to be acquired by competitor firms for significant premiums. Both companies were sold by the Fund after the announcements and proceeds were reinvested into more attractive opportunities. TGC Industries, Inc. also announced its intention to merge with the larger Dawson Geophysical Co. during the period. The Fund exited the Dawson Geophysical Co. position and continues to hold the TGC Industries, Inc. The benefit of holding both companies was a significant positive factor for the Fund during the period.

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

OfficeMax, Inc., an office retail superstore, detracted from the Fund’s performance, based upon disappointing first quarter earnings results attributable to slowing employment trends in the U.S. The Fund had exposure to the company in the belief that there is a positive correlation with job formation and small business formation. Specialty retailer, Pacific Sunware of California, Inc., also detracted from the Fund’s performance in the first half of the year based upon inconsistent profit margins across their product mix in the boy’s and girl’s segments. Universal Forest Products, Inc., a building products company, detracted from the Fund’s performance during the period since the company’s 2011 guidance was cut significantly when the new home building season failed to materialize this year. We have continued conviction in all the aforementioned stocks and the Fund continues to hold these companies.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings list relative to the December 31, 2010 top ten holdings list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

At June 30, 2011, the Fund maintained an economically-sensitive bias with an overweight in the Technology, Industrials, Energy and Materials sectors. The Fund was also overweight in the Health Care and Telecommunication sectors which we believe have attractive stable growth characteristics.

SC SM COLUMBIA SMALL CAP VALUE FUND (Continued)

Within the Healthcare sector, the Fund increased its exposure to the pharmaceutical industry as there are undervalued companies that offer attractive exposure to generic as well as branded sales. The Fund continues to add opportunities within the small cap specialty retail, apparel and restaurants sectors with high free cash flow yields and improving top line momentum. The Fund added to its Technology sector holdings, specifically in the semiconductor space. These opportunities were funded primarily by exiting certain positions in the Energy sector that have reached fair value targets or those that had appreciated into mid cap and no longer met the small cap investment criteria.

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

SC SM COLUMBIA SMALL CAP VALUE FUND (Continued)

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Healthspring, Inc.	1.2%	Health Care Providers & Services
OM Group, Inc.	1.2	Chemicals
Global Indemnity PLC	1.0	Insurance
Cash America International, Inc.	0.9	Consumer Finance
Greif, Inc., Class B	0.9	Containers & Packaging
Rent-A-Center, Inc.	0.8	Specialty Retail
Robbins & Myers, Inc.	0.8	Machinery
Stone Energy Corp.	0.8	Oil, Gas & Consumable Fuels
Hancock Holding Co.	0.7	Commercial Banks
DiamondRock Hospitality Co.	0.7	Real Estate Investment Trusts

Comparison of Change in Value of a $10,000 Investment in the SC Columbia Small Cap Value Fund – Initial Class and the Russell 2000 Value Index

Comparison of Change in Value of a $10,000 Investment in the SC Columbia Small Cap Value Fund – Service Class and the Russell 2000 Value Index

SC SM COLUMBIA SMALL CAP VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC Columbia Small Cap Value Fund–Initial Class Shares	3.13%	30.61%	10.24%
SC Columbia Small Cap Value Fund–Service Class Shares	3.05%	30.34%	9.95%
Russell 2000 Value Index*	3.77%	31.35%	5.88%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 2000 Value Index tracks the performance of the small value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Columbia Small Cap Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM DAVIS VENTURE VALUE FUND

(subadvised by Davis Selected Advisers, L.P.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service class shares of SC Davis Venture Value Fund (the “Fund”) returned 2.81% and 2.66%, respectively, underperforming the benchmark, the S&P 500 Index (the “Index”), which returned 6.02% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

During the first six months of 2011, the unemployment rate increased from 9.0% in January to 9.2% at the end of June. The number of unemployed persons increased to 14.1 million. The trend of government downsizing that began in 2008, continued to fall at state and local levels in the first half of 2011. The 10-Year Treasury yield was down from its high during the first six months of 2011 (a high of 3.73%) and maintained a range of around 3.00%.

Each sector within the Index, with the exception of the Financials sector, delivered positive returns during the period. The sectors within the Index that provided the strongest performance over the six-month period were Health Care and Energy. The sectors within the Index that were the weakest performers over the six-month period were the Financials and Information Technology.

Were there any significant sector under/over weights that materially affected the Fund’s performance relative to the benchmark during the period ended June 30, 2011?

The Fund was overweight in the poorly performing Financials sector, however, the Fund’s favorable stock selection within this sector largely offset the negative impact of this sector overweight position.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

The Fund benefitted the most from its allocation to a Financial company, American Express Co., a Consumer Staples company, Costco Wholesale Corp., an Industrial company, Iron Mountain, Inc., an Energy company, EOG Resources Inc., and a HealthCare company, Pfizer, Inc.

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

Sino-Forest Corp. was the single most important detractor from the Fund’s performance as the company’s stock price declined by approximately 85.85% during the period, detracting from overall Fund performance by approximately 1.30%. Listed on the Toronto Stock Exchange but operating predominantly in mainland China, Sino-Forest Corp. is a commercial timber plantation manager that enters into long-term leases with Chinese provincial cooperatives and obtains the rights to harvest, sell and replant trees. Sino-Forest Corp. became the target of a short seller that accused the company of fraud. The Fund’s subadviser, Davis Selected Advisers, L.P., continues to monitor and evaluate the situation.

Information Technology company Google, Inc., Financial companies Bank of New York Mellon Corp., Wells Fargo & Co., and Julius Baer Group, Ltd. were other main detractors from the Fund’s performance.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings list relative to the December 31, 2010 top ten holdings list.

SC SM DAVIS VENTURE VALUE FUND (Continued)

How was the Fund positioned relative to its benchmark index at the end of the period?

The Fund’s portfolio is positioned using a bottom-up stock selection process rather than a top down sector biased process. As a result, all weighting differentials relative to the Index reflect stock selection rather than sector bets. The portfolio manager’s investment strategy is to perform extensive research to buy durable companies at a discount to their intrinsic values and to hold them for the long term. At June 30, 2011, the Fund continued to remain overweight compared to the Index in Financials, Consumer Staples, and Energy sectors and underweight in the Industrials, Consumer Discretionary, and Information Technology sectors.

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Costco Wholesale Corp.	5.3%	Food & Staples Retailing
American Express Co.	5.1	Consumer Finance
Wells Fargo & Co.	4.1	Commercial Banks
CVS Caremark Corp.	4.0	Food & Staples Retailing
EOG Resources, Inc.	3.8	Oil, Gas & Consumable Fuels
Bank of New York Mellon Corp.	3.5	Capital Markets
Occidental Petroleum Corp.	3.2	Oil, Gas & Consumable Fuels
Loews Corp.	3.2	Insurance
Merck & Co., Inc.	3.0	Pharmaceuticals
Devon Energy Corp.	2.9	Oil, Gas & Consumable Fuels

SC SM DAVIS VENTURE VALUE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Davis Venture Value Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the SC Davis Venture Value Fund – Service Class and the S&P 500 Index

SC SM DAVIS VENTURE VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund***
SC Davis Venture Value Fund	2.81%	25.06%	1.52%	1.64%	3.79%	2.63%
S&P 500 Index*	6.02%	30.69%	3.34%	2.94%	2.72%	0.64%
Service Class Shares
SC Davis Venture Value Fund	2.66%	24.75%	1.27%	1.38%	—	1.05%
S&P 500 Index*	6.02%	30.69%	3.34%	2.94%	—	2.29%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P 500 Index is a market-value weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Davis Venture Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2011. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM INVESCO SMALL CAP GROWTH FUND

(subadvised by Invesco Advisers, Inc.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of the SC Invesco Small Cap Growth Fund (the “Fund”) returned 11.84% and 11.65%, respectively, outperforming the benchmark, the Russell 2000 Growth Index (the “Index”), which returned 8.59% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

Equity markets started the period on an upward trend, but market volatility drastically increased due to civil unrest in Egypt and Libya and the devastating earthquake and tsunami in Japan. In June new fears erupted with concern over Greece’s solvency and the potential contagion across the developed nations in Europe. In the second half of the reporting period, economic data points such as employment, housing, consumer spending and manufacturing stalled, indicating that the U.S. economic growth was once again slowing to a sub-par rate. Rising food and energy prices, reflected in an elevated consumer price index, also signaled that inflation had begun to accelerate, a development that could potentially dampen future economic growth. Despite these headwinds, equity markets generally ended the period in positive territory. Within the Index, sector returns were mixed, with sectors such as Telecommunications and Consumer Staples having the highest returns and Utilities posting negative returns.

Were there any significant sector under/over weights that materially affected Fund performance relative to the benchmark during the period ended June 30, 2011?

There were no significant sector under/over weights that materially affected Fund performance relative to the Index during the six months ended June 30, 2011. Security selection was the primary driver of performance during the reporting period. The Fund’s outperformance versus the Index was driven largely by stock selection in several sectors, including Consumer Discretionary, Health Care, Energy, Information Technology, Materials and Consumer Staples.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

The Fund’s top five contributors to absolute performance included Weight Watchers International Inc., Frontier Oil Corp., Valeant Pharmaceuticals International Inc., Polycom, Inc. and TransDigm Group, Inc.

Consumer Discretionary company Weight Watchers International Inc., was the leading contributor to the Fund’s performance during the period. This company continued to benefit from growth in its on-line subscription services, as well as its group-meeting service offering, resulting in solid revenue and earnings growth. Frontier Oil Corp., a mid-west oil refiner, also made a strong contribution to performance benefiting from excess local supply of crude which has driven its crack spreads (the difference between the purchase of oil futures and the offsetting sale of gasoline or heating oil futures) significantly wider. Valeant Pharmaceuticals International Inc. benefited from strong demand for its products, as well as cost savings achieved from a significant acquisition, resulting in revenue and earnings growth. The Fund’s position was sold during the period as the company reached its price target. Polycom, Inc., a video conferencing provider, had strong performance during the period on increased demand resulting from strong sales force productivity, expanding strategic partnerships, and growing sales of the firm’s core network infrastructure solutions. Lastly, aircraft components maker TransDigm Group, Inc. also made a strong contribution to the Fund’s performance during the period driven by revenue and earnings growth.

SC SM INVESCO SMALL CAP GROWTH FUND (Continued)

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

The Fund’s top five detractors from absolute performance included Finisar Corp., Greenhill & Co., Inc., WMS Industries, Inc., Quest Software, Inc. and Meritor, Inc.

The leading detractor from Fund performance during the period was Finisar Corp., a maker of optical components for use in networks. The stock had weak performance driven by reports of rising industry inventory levels. The Fund continues to own the stock as the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco”) believes its long-term investment thesis remains intact. Boutique investment banking holding Greenhill & Co., Inc. also detracted from performance as the company was negatively affected by lower than expected merger and acquisition activity. The Fund continues to own the stock based on Invesco’s belief that the company is well positioned to gain market share and drive meaningful earnings growth as merger and acquisition volumes recover. Gaming equipment maker WMS Industries, Inc. had weak performance as the equipment replacement cycle has advanced at a slower than expected pace. The Fund continues to own the stock, with Invesco looking favorably upon the company’s innovative products, growth opportunities abroad, and eventual benefits as the replacement cycle picks up speed. Information Technology company, Quest Software, Inc. also detracted from the Fund’s performance. The company had strong revenue growth, but targeted investments resulted in lower profit margins during the period. Meritor, Inc., a manufacturer of parts for medium and heavy duty trucks, trailers and light vehicles, had weak performance as profit margins narrowed due to rising steel costs during the period.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

Four of the Fund’s top ten holdings as of December 31, 2010 remained among the Fund’s top ten holdings at June 30, 2011. Several top ten holdings as of December 31, 2010 remain as holdings by the Fund at June 30, 2011, but fell out of the top ten holdings due to market fluctuation and/or a reduction in position size. Regal-Beloit Corp. was the lone holding in the top ten holdings as of December 31, 2010 that was completely sold during the period. There were several holdings held by the Fund at December 31, 2010 that were not in the top ten holdings, but during the course of the period, their position size expanded due to market fluctuation and/or additional purchases, such that they moved into the top ten holdings at June 30, 2011. Weight Watchers International Inc. and Vitamin Shoppe Inc. are the two holdings on the June 30, 2011 top ten holdings list that were newly added during the period.

How was the Fund positioned relative to its benchmark index at the end of June 30, 2011?

Sector weights are a result of the Fund’s bottom-up stock selection process. As of June 30, 2011, the Fund’s largest overweight positions were in more economically sensitive areas such as the retail, capital goods and consumer services industry groups. The largest underweight positions were in real estate, pharmaceuticals and commercial & professional services industry groups.

SC SM INVESCO SMALL CAP GROWTH FUND (Continued)

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
TransDigm Group, Inc.	1.9%	Aerospace & Defense
Informatica Corp.	1.4	Software
Weight Watchers International, Inc.	1.3	Diversified Consumer Services
Frontier Oil Corp.	1.3	Oil, Gas & Consumable Fuels
TRW Automotive Holdings Corp.	1.1	Auto Components
Commvault Systems, Inc.	1.1	Software
Tractor Supply Co.	1.1	Specialty Retail
Vitamin Shoppe, Inc.	1.0	Specialty Retail
Polycom, Inc.	1.0	Communications Equipment
Rockwood Holdings, Inc.	1.0	Chemicals

SC SM INVESCO SMALL CAP GROWTH FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Invesco Small Cap Growth Fund – Initial Class and the Russell 2000 Growth Index

Comparison of Change in Value of a $10,000 Investment in the SC Invesco Small Cap Growth Fund – Service Class and the Russell 2000 Growth Index

SC SM INVESCO SMALL CAP GROWTH FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC Invesco Small Cap Growth Fund–Initial Class Shares	11.84%	44.01%	12.88%
SC Invesco Small Cap Growth Fund–Service Classs Shares	11.65%	43.52%	12.57%
Russell 2000 Growth Index*	8.59%	43.50%	12.06%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Invesco Small Cap Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM LORD ABBETT GROWTH & INCOME FUND

(subadvised by Lord, Abbett & Co. LLC)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the six-month period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC Lord Abbett Growth & Income Fund (the “Fund”) returned 2.61% and 2.50%, respectively, underperforming the benchmark, the Russell 1000 Value Index (the “Index”), which returned 5.92% for the same period.

What economic and market factors most influenced the equity markets as a whole during the six-month period ended June 30, 2011?

The first half of 2011 was marked by political unrest in the Middle East and Northern Africa, the earthquake and tsunami in Japan, sovereign debt difficulties in Europe, and a slowing rate of growth in the U.S. economy.

U.S. Gross Domestic Product rose 1.9% (final estimate) in the first quarter, down from 3.1% in the previous quarter. Among the factors contributing most to first-quarter growth were stronger exports, additions to business inventories, and improved motor vehicle production. Slowing the rate of growth were imports, which rose during the first quarter, and a decline in spending by federal, state, and local governments.

Despite the sluggish economy, inflation rose during the first quarter, mostly due to higher energy prices. During the quarter, gasoline prices rose more than 33% over prior year prices. Some economic indicators suggested the slow pace of growth would continue. The Institute of Supply Management’s purchasing managers index, for example, declined significantly in May 2011, though it remained above the critical 50% threshold that indicates the manufacturing sector is expanding. Until May, the index had exceeded 60% for four straight months.

In the consumer sector, the housing market continued to struggle. Although sales of previously owned homes improved over the second half of 2010, prices through the first quarter of 2011 continued to fall. Retail sales rose, however, marking 10 straight monthly improvements through April 2011, with some of the increase attributed to higher prices for food and energy.

Job creation, although inconsistent in the first half of 2011, still improved from the second half of 2010. In the first quarter, the unemployment rate fell below 9% for the first time since mid-2009, but in the second quarter, it rose above 9% again. The Federal Reserve (the “Fed”) continued its accommodative monetary policy, leaving the fed funds rate unchanged at 0% to 0.25%, where it has been since December 2008. The Fed continued the government bond-purchasing program known as “quantitative easing,” which is designed to lower longer-term interest rates and inject money into the financial system. The program ended on June 30, 2011. Concerns about the health of the economic recovery led to higher prices and lower yields on U.S. Treasury notes through May 2011. Concerns about the European debt crisis also contributed to increased demand for U.S. Treasuries, driving yields lower.

Were there any significant sector under/over weights that materially affected Fund performance relative to the benchmark during the period ended June 30, 2011?

Overall, sector weighting increased the relative performance of the Fund during the period. The underweight position within the Financials sector provided positive contribution to the Fund’s performance, most notably due to underweight positions within the underperforming Diversified Financial Services and Insurance industries. The overweight position within the Health Care sector, specifically, within the strong-performing Health Care providers & services industry, also benefitted the Fund’s relative performance for the period.

The underweight position within the Utilities sector and the overweight position within the Information Technology sector detracted from relative performance. The Utilities sector showed solid gains while the Information Technology sector returns lagged the Index results.

SC SM LORD ABBETT GROWTH & INCOME FUND (Continued)

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

Within the Health Care sector, UnitedHealth Group, Inc. contributed positively to performance for the period. The company posted strong period earnings reports that exceeded consensus expectations. The company also reported revenues, consolidated medical loss ratio and membership growth all of which were better than expected.

Favorable stock selection within the Information Technology sector, in particular Mastercard, Inc., contributed to performance during the period. Shares of the credit transaction processor rose sharply during the latter half of the period, following the approval of the final rule on Durbin’s Interchange Amendment. The ruling resulted in favorable operating conditions and pricing power for the company. Also within this sector, EMC Corp. boosted the Fund’s returns on strong period earnings, which met or beat analyst expectations; as well as unexpected revenue growth driven by sales of high margin products.

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

Within the Consumer Discretionary sector, Ford Motor Co. detracted from relative performance as shares declined sharply after the company missed analysts’ earnings estimates for the first time in two years. The shortfall was driven by the impact of a lower inventory build in North America and higher-than-expected structural costs, resulting from increased product launches.

Within the Health Care sector, Teva Pharmaceutical Industries, Ltd. detracted from the Fund’s performance during the period based upon reported earnings below analysts’ expectations. This was attributed to weakness in North American market demand, higher operating expenses and concern over a competitor’s potential offering of a new multiple-sclerosis (MS) drug which could impact the company’s existing MS drug franchise.

Within the Industrials sector, shares of Delta Airlines, Inc. declined following the company’s first quarter earnings report that missed analysts’ expectations. Higher fuel costs, weather-related flight cancellations, higher interest expense, and higher-than-expected profit-sharing costs all hurt the company’s operating margin. These factors were reflected in the stock’s devaluation.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings list relative to the December 31, 2010 top ten holdings list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

At June 30, 2011, the Health Care sector was the Fund’s largest overweight position, which shifted from a market weight to a significant overweight position. The Fund has maintained an emphasis within the health care providers & services and biotechnology segments opening or increasing several positions during the period. Energy was the second largest overweight position in the Fund relative to the Index. The Oil, Gas & Consumable Fuels and the Energy Equipment & Services industries remained in overweight positions relative to the Index. The second largest increases in active weight occurred within the Consumer Staples sector, which shifted from a large underweight to an overweight when positions within the Food and Staples Retailing and the Beverage industries were initiated. The Financials sector experienced the largest reduction in active weight during the period and as of June 30, 2011 is the largest underweight position, as the Fund closed certain positions in commercial banks, capital markets firms, and diversified financial services companies. The Utilities sector remained the second largest underweight position in the Fund due to a shortage of opportunities here.

SC SM LORD ABBETT GROWTH & INCOME FUND (Continued)

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Chevron Corp.	3.2%	Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	3.1	Oil, Gas & Consumable Fuels
UnitedHealth Group, Inc.	2.9	Health Care Providers & Services
Comcast Corp., Class A	2.5	Media
Thermo Fisher Scientific, Inc.	2.5	Life Sciences Tools & Services
State Street Corp.	2.2	Capital Markets
Anadarko Petroleum Corp.	2.1	Oil, Gas & Consumable Fuels
Time Warner, Inc.	2.0	Media
Schlumberger, Ltd.	2.0	Energy Equipment & Services
Bunge, Ltd.	2.0	Food Products

SC SM LORD ABBETT GROWTH & INCOME FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Lord Abbett Growth & Income Fund – Initial Class and the Russell 1000 Value Index

Comparison of Change in Value of a $10,000 Investment in the SC Lord Abbett Growth & Income Fund – Service Class and the Russell 1000 Value Index

SC SM LORD ABBETT GROWTH & INCOME FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Three Years	Life of Fund***
SC Lord Abbett Growth & Income Fund–Initial Class Shares	2.61%	26.82%	2.11%	0.38%
SC Lord Abbett Growth & Income Fund–Service Class Shares	2.50%	26.42%	1.85%	0.11%
Russell 1000 Value Index*	5.92%	28.94%	2.28%	0.96%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Lord Abbett Growth & Income Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from March 7, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM WMC BLUE CHIP MID CAP FUND

(subadvised by Wellington Management Co., LLP)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC WMC Blue Chip Mid Cap Fund (the “Fund”) returned 6.70% and 6.61%, respectively, underperforming the benchmark, the S&P MidCap 400 Index (the “Index”), which returned 8.56% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

U.S. equities moved higher during the first quarter despite a high degree of volatility caused by mounting concerns about unrest in North Africa and the Middle East and the devastating earthquake and nuclear crisis in Japan. The fears of a global economic slowdown due to Japanese supply disruptions and concerns about heightened geopolitical risks were not enough to offset strong corporate earnings, generally solid economic data, and a continued accommodative Federal Reserve (the “Fed”) monetary policy.

U.S. equities were relatively flat during the second quarter as fears about continuing inflationary pressures and the end of the Fed’s quantitative easing program were tempered by better-than-expected corporate earnings.

All ten sectors in the Index rose during the period. The Consumer Staples, Health Care, and Utilities sectors advanced the most, while the Telecommunication Services and Financials sectors gained the least.

Were there any significant sector under/over weights that materially affected Fund performance relative to the benchmark during the period ended June 30, 2011?

Sector positioning driven by bottom-up security selection detracted slightly from benchmark-relative returns during the period, primarily due to an underweight to the Consumer Staples and an overweight to Information Technology sectors. An underweight to the Financials sector contributed positively to relative returns.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

Top contributors to the Fund’s performance were Tempur-Pedic International, Inc., Polycom, Inc. and Watson Pharmaceuticals, Inc. Shares of Tempur-Pedic International, Inc. a leading global manufacturer of premium mattresses and pillows, rose as the company’s sales and profits exceeded expectations and the firm made progress in enhancing its product range and consumer marketing efforts. Manufacturing and productivity initiatives continued to deliver significant benefits, which helped improve gross margins on a sequential basis. Polycom, Inc., a voice and videoconferencing equipment and services company, benefitted as the company’s business results exceeded market expectations with product momentum and revenue growth across major geographies and product categories. The company experienced improving sales force productivity, expanding strategic partnerships, and growing sales of the firm’s core network infrastructure solutions. Shares of Watson Pharmaceuticals, Inc., a specialty pharmaceutical company with a portfolio of branded and generic products, rose as the company reported results that topped expectations as the firm’s global generic drug business benefited from solid organic growth and margin expansion. In addition, a recently completed acquisition of a leading Pan-European generic drug development company enhanced the firm’s presence in Europe and expanded its global supply chain.

SC SM WMC BLUE CHIP MID CAP FUND (Continued)

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

Top detractors from the Fund’s performance were PACCAR, Inc., NVIDIA Corp., and Skyworks Solutions, Inc. Shares of PACCAR, Inc., a worldwide manufacturer of light, medium, and heavy-duty trucks and after-market parts, declined after management reined in estimates by stating that commodity price increases and higher emissions equipment installation costs would “moderate” 2011 operating margins. Shares of NVIDIA Corp., a provider of visual computing technologies for graphics on personal computers, game consoles, and mobile devices, fell despite delivering solid earnings results as some investors were disappointed by the company’s margin guidance. Shares of Skyworks Solutions, Inc., a producer of standard and custom linear semiconductor products, declined on concerns about potential competitive pressures.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings list relative to the December 31, 2010 top ten holdings list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

Sector exposure is predominantly a byproduct of bottom-up stock selection. At the end of the period, the Fund’s largest overweight positions relative to the Index were to the Health Care, Information Technology, and Industrials sectors, while the largest underweight positions were to Financials, Consumer Staples, and Materials sectors.

SC SM WMC BLUE CHIP MID CAP FUND (Continued)

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Watson Pharmaceuticals, Inc.	2.0%	Pharmaceuticals
VeriSign, Inc.	1.8	Internet Software & Services
AmerisourceBergen Corp.	1.8	Health Care Providers & Services
Harley-Davidson, Inc.	1.7	Automobiles
M&T Bank Corp.	1.7	Commercial Banks
PACCAR, Inc.	1.6	Machinery
Lincare Holdings, Inc.	1.6	Health Care Providers & Services
Lennox International, Inc.	1.6	Building Products
SEI Investments Co.	1.5	Capital Markets
Northeast Utilities	1.5	Electric Utilities

SC SM WMC BLUE CHIP MID CAP FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC WMC Blue Chip Mid Cap Fund – Initial Class and the S&P MidCap 400 Index

Comparison of Change in Value of a $10,000 Investment in the SC WMC Blue Chip Mid Cap Fund – Service Class and the S&P MidCap 400 Index

SC SM WMC BLUE CHIP MID CAP FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund***
SC WMC Blue Chip Mid Cap Fund	6.70%	32.85%	4.64%	6.68%	8.31%	10.99%
S&P MidCap 400 Index*	8.56%	39.38%	7.82%	6.60%	7.94%	9.40%
Service Class Shares
SC WMC Blue Chip Mid Cap Fund	6.61%	32.55%	4.39%	—	—	7.16%
S&P MidCap 400 Index*	8.56%	39.38%	7.82%	—	—	9.60%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P MidCap 400 Index is a market cap weighted mid cap index broadly representing the mid cap market in the United States.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC WMC Blue Chip Mid Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from September 1, 1999 (commencement of operations) to June 30, 2011. Service Class Shares for the period from March 7, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM WMC LARGE CAP GROWTH FUND

(subadvised by Wellington Management Co., LLP)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC WMC Large Cap Growth Fund (the “Fund”) returned 5.05% and 4.87%, respectively, underperforming the benchmark, the Russell 1000 Growth Index (the “Index”), which returned 6.83% for the same period.

What economic and market factors most influenced the equity markets as a whole during the period ended June 30, 2011?

During the first quarter, the market’s increase reflected optimism regarding an inevitable cyclical recovery in the U.S. economy. This positive sentiment, based upon historical cyclical behavior of the U.S. economy, overwhelmed the impediments of high unemployment, rising inflation, increased regulation, and rising deficits. In January when a new Congress was sworn in, investors had reason to believe that massive government spending would be curtailed by the new leadership team. However, the second quarter market increase was tempered and characterized by volatility, as the positive sentiment could not stay ahead of persistent negative economic news including extremely weak jobs data, the continued decline in housing prices, anemic GDP results, and fear over excessive government spending.

Both small and large cap stocks trailed mid cap stocks for the period: the S&P Mid Cap 400 Index increased 8.56%, the Russell 2000 Index increased 6.21%, while the S&P 500 Index increased only 6.02%. Growth stocks increased more than Value stocks during the period with the Russell 1000 Growth Index up 6.83% compared to 5.92% for the Russell 1000 Value Index. All ten sectors in the Index produced positive returns during the period. Utilities, Energy, and Health Care increased the most, while Telecommunication Services and Materials increased the least.

Were there any significant sector under/over weights that materially affected Fund performance relative to the benchmark during the period ended June 30, 2011?

Sector positioning detracted from benchmark-relative returns during the period, primarily due to an overweight position to the lagging Information Technology sector and an underweight position in the positively performing Energy sector. The Fund’s underweight positions in the Telecommunication Services and Materials sectors benefited relative returns.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

Top contributors to the Fund’s performance included Altera Corp., UnitedHealth Group, Inc. and EMC Corp. Altera Corp., a programmable logic semiconductor company, continued to extend its market share position in the leading edge 40 nanometer market. UnitedHealth Group, Inc., the largest Health Management Organization, has begun to perform well after years of weak performance, management turmoil, and massive regulatory hurdles. Shares of EMC Corp., a global manufacturer and developer of information storage systems, software, and networks, rose during the period as the company continued to benefit from favorable storage trends.

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

Top detractors from the Fund’s performance were Cisco Systems Inc., Intersil Corp., and Emulex Corp. Shares of Cisco Systems Inc., a leading supplier of networking equipment and network management for the Internet, moved lower due to sharp decline in gross margins due to higher sales of lower margin products. Shares of Intersil Corp., an analog and mixed-signal integrated circuit producer, fell after the company issued first quarter

SC SM WMC LARGE CAP GROWTH FUND (Continued)

2011 earnings guidance below analysts’ expectations. Shares of Emulex Corp., a California-based high-performance storage networking company, lagged after the company issued fourth quarter 2011 guidance for earning per share that was below analysts’ estimates.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings list relative to the December 31, 2010 top ten holdings list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

As of June 30, 2011, the Fund’s largest overweight positions relative to the Index were to the Information Technology and Industrials sectors, while the largest underweight positions were to Consumer Staples, Financials, and Consumer Discretionary sectors.

SECTOR ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

SC SM WMC LARGE CAP GROWTH FUND (Continued)

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
International Business Machines Corp.	4.8%	IT Services
Apple, Inc.	4.2	Computers & Peripherals
EMC Corp.	3.4	Computers & Peripherals
Altera Corp.	3.4	Semiconductors & Semiconductor Equipment
Cisco Systems, Inc.	3.4	Communications Equipment
Oracle Corp.	3.3	Software
Microsoft Corp.	2.9	Software
Caterpillar, Inc.	2.6	Machinery
UnitedHealth Group, Inc.	2.1	Health Care Providers & Services
Exxon Mobil Corp.	2.0	Oil, Gas & Consumable Fuels

Comparison of Change in Value of a $10,000 Investment in the SC WMC Large Cap Growth Fund – Initial Class and the Russell 1000 Growth Index

Comparison of Change in Value of a $10,000 Investment in the SC WMC Large Cap Growth Fund – Service Class and the Russell 1000 Growth Index

SC SM WMC LARGE CAP GROWTH FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Life of Fund***
SC WMC Large Cap Growth Fund	5.05%	33.73%	3.86%	—	0.67%
Russell 1000 Growth Index*	6.83%	35.01%	5.01%	—	3.56%
Service Class Shares
SC WMC Large Cap Growth Fund	4.87%	33.40%	3.62%	1.89%	0.33%
Russell 1000 Growth Index*	6.83%	35.01%	5.01%	5.33%	4.38%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index securities with higher price-to-book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics. The Russell 1000 Growth Index includes the largest 1,000 securities in the Russell 3000 Index, based on market cap. The Russell 3000 Index consists of the 3,000 largest and most liquid stocks based and traded in the U.S.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC WMC Large Cap Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from April 2, 2007 (commencement of operations) to June 30, 2011. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SUN CAPITAL GLOBAL REAL ESTATE FUND

(subadvised by Massachusetts Financial Services Company)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

Effective May 1, 2011, Massachusetts Financial Services Company (“MFS”) was appointed as subadviser to the Sun Capital Global Real Estate Fund (the “Fund”). For the six months ended June 30, 2011, the Initial and Service Class shares of the Fund returned 5.68% and 5.55%, respectively, underperforming the benchmark, FTSE/EPRA NAREIT Developed Real Estate Index (the “Index”), which returned 6.07% for the same period.

What economic and market factors most influenced the global real estate equity markets as a whole during the period ended June 30, 2011?

The earthquake in Japan and the accompanying tsunami and nuclear reactor crisis were first quarter events, poised to influence the economy and the capital markets in the near future. Owners of high quality real estate may eventually receive the long term benefits of rebuilding efforts as tenants seek state-of-the-art construction. In Hong Kong, a combination of rising bank mortgage rates and government measures intended to slow the housing market reduced the volume of condo sales and limited price increases, hurting Hong Kong developers. In mainland China, the government was also effective at slowing the housing market, which has had a negative impact on developers, many of which are Singapore and Hong Kong listed real estate companies.

Sovereign credit concerns in Europe and in the United Kingdom (U.K.) have been front-page news, but the real estate equity markets have performed well, as real estate is commonly viewed as an inflation hedge. Global flows into direct real estate have also helped move the values of real estate equities higher in Europe, the U.K., and in the U.S. Continued low interest rates, and the search for relative yield and stable income have combined to create very strong underlying demand for direct real estate, which has helped push real estate values higher.

How did the Fund’s country allocations affect relative performance during the period ended June 30, 2011?

The Fund’s underweight position in Canada negatively affected the Fund’s performance during the period as this country outperformed the Index due to the high dividend yield of the Canadian REITs as well as the overall strength of the economy. The Fund’s view of valuation and low growth potential for Canadian REITs relative to alternative countries were the drivers for the underweight investment. The slight overweight in the United States, which outperformed the Index, benefited relative performance. The Fund’s slight overweight position to Japan detracted from performance. As Japanese companies begin to understand the financial impact of the disaster, it is becoming clear that the recovery has been more rapid than expected. The depressed value of real estate stocks relative to non-REIT equities in Japan led to opportunities to add to or increase holdings and relative weighting in Japan to a slight overweight position at relatively cheaper valuations.

Which stocks contributed most to the Fund’s returns during the period ended June 30, 2011?

Weyerhaueser (U.S. Timber), Segro PLC (U.K. Industrial), Atrium European Real Estate Ltd. (Central and Eastern Europe Retail), Capital & Counties Properties PLC (U.K. Diversified), and Digital Realty Trust, Inc. (U.S. Datacenters) were the largest contributors to the Fund’s returns during the six months ended June 30, 2011. A mix of positive company specific news and performance drove the appreciation of each stock. Avoiding Sumitomo Realty & Development Co., Ltd. (Japan Real Estate), which underperformed the Index, also aided relative Fund’s performance.

SUN CAPITAL GLOBAL REAL ESTATE FUND (Continued)

Which stocks detracted from the Fund’s performance results during the period ended June 30, 2011?

Asian/Pacific stocks were the largest detractors from the Fund’s performance, led by Tokyo Tatemono Co., Ltd. (Japan), Capitaland Ltd. (Singapore), NTT Urban Development Corp. (Japan) and Sun Hung Kai Properties Ltd. (Hong Kong). The disaster in Japan, and the housing slowdown imposed by the government in Hong Kong and mainland China, were the drivers for the underperformance.

Did the Fund experience major changes to its top ten holdings during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten holdings relative to the December 31, 2010 to ten holdings list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

At June 30, 2011, the Fund had the most overweight positions in Brazil, Austria, the United Kingdom, Italy, the U.S., and Australia. The Fund had the most underweight positions in Canada, China, Singapore, Sweden, and Germany. Overall, the Fund had a higher U.S. weight and a lower international weight (ex-U.S.) as compared to the Index.

The Fund was closely aligned to the benchmark at the regional level. At the end of the period there were four non-index holdings accounting for approximately 7.6% of the Fund: BR Malls Participacoes SA, Atrium European Real Estate Ltd., Plum Creek Timber Co., Inc., and Weyerhaeuser Co.

COUNTRY ALLOCATIONS AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each country reflect the value of investments in that country as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Includes 3 countries with an allocation of less than 2% individually.

SUN CAPITAL GLOBAL REAL ESTATE FUND (Continued)

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2011

	% of Net Assets	Industry
Simon Property Group, Inc.	3.9%	Retail
Sun Hung Kai Properties Ltd.	3.6	Diversified Real Estate Activities
Segro PLC	2.7	Industrial
BR Malls Participacoes SA	2.7	Real Estate Operating Companies
Mitsubishi Estate Co. Ltd.	2.6	Diversified Real Estate Activities
Atrium European Real Estate Ltd.	2.6	Real Estate Operating Companies
Mitsui Fudosan Co., Ltd.	2.5	Diversified Real Estate Activities
Unibail-Rodamco	2.4	Retail
Westfield Group	2.4	Retail
The Link REIT	2.3	Retail

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Global Real Estate Fund – Initial Class and the FTSE/EPRA NAREIT Developed Real Estate Index

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Global Real Estate Fund – Service Class and the FTSE/EPRA NAREIT Developed Real Estate Index

SUN CAPITAL GLOBAL REAL ESTATE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund***
Sun Capital Global Real Estate Fund	5.68%	31.43%	(3.72)%	(-1.71)%	8.56%	9.37%
FTSE EPRA/NAREIT Developed Real Estate Index*	6.07%	33.36%	2.27%	1.49%	10.40%	10.07%
Service Class Shares
Sun Capital Global Real Estate Fund	5.55%	31.06%	(3.95)%	(1.96)%	—	5.21%
FTSE EPRA/NAREIT Developed Real Estate Index*	6.07%	33.36%	2.27%	1.49%	—	8.73%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The FTSE EPRA/NAREIT Developed Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Sun Capital Global Real Estate Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2011. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON TACTICAL OPPORTUNITIES FUND

(subadvised by Ibbotson Associates, Inc.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial Class shares of the SC Ibbotson Tactical Opportunities Fund (the “Fund”) returned 5.70%, underperforming the benchmark, the S&P 500 Index (the “Index”), which returned 6.02% for the same period.

What key factors influenced management’s tactical opportunities allocation strategy during the period ended June 30, 2011?

The Fund is not available for investment by contract holders but serves exclusively as an investment option designed to implement a tactical strategy for SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. The Tactical Opportunities strategy (“the Model”) employs a rules based approach to tactically shift allocations among twelve defined asset classes. As such, a major influence on the Model is price momentum of the market. In general, the strategy over-weights the asset classes that display positive momentum and conversely, under-weights those with negative momentum. At the same time, the Model incorporates the mathematical concept of mean reversion, which argues that all prices eventually move back to their historical averages. The combination of these two factors will determine the monthly weighting scheme applied to the twelve defined asset classes within the Model.

Weighting decisions within the Model are relative to the Strategic Asset Allocation Model (“SAA” Model), a blend of 90% equity and 10% fixed income, which represents the neutral position of the Model without any over or under weights. During the six months ended June 30, 2011, the Model over-weighted equity by approximately 10% relative to the SAA Model. Within equity, the Model’s greatest over-weights were Mid Cap Growth, Emerging Markets, Small Cap Growth, and Real Estate due to positive momentum signals within each asset class. Conversely, the Model’s greatest under-weights were Large Cap and Mid Cap Value due to negative momentum signals during the period. During the period, the Model maintained a 0% allocation to fixed income resulting in no fixed income Exchange Traded Fund (“ETF”) holdings for the six months ended June 30, 2011. The Model’s 0% weight to fixed income reflects greater momentum signals within equity.

What tactical asset allocation decisions were most responsible for the Fund’s performance during the period ended June 30, 2011?

The performance of the Fund’s tactical asset allocation decisions are measured against the SAA Model which represents the neutral position of the Model without any over or under weights and the S&P 500 Index, a basic benchmark. Relative to the SAA Model, the underweight in the U.S. value equity style of investing detracted from performance. Specifically, Mid Cap Growth, REITS, and Small Cap Growth contributed the most to performance. The greatest detractors from the Model, due to the over/under weight positions, were Large Cap Value, Mid Cap Value, and Small Cap Value. Relative to the Index, the SAA’s REITS, Mid Cap Growth, and Small Cap Growth exposure contributed to performance. Conversely, the SAA’s U.S. Short Term Bonds, U.S. Aggregate Bonds, and Emerging Markets exposure underperformed the Index.

An absolute return refers to the appreciation or depreciation of asset classes over the stated period and does not compare it to the SAA or any other measure. From an absolute return standpoint, Small Cap Value detracted from the Model’s performance during the period. The greatest contributors were Mid Cap Growth, International, and Large Cap Growth.

Which Exchange Traded Fund (“ETF”) investments contributed most to the Fund’s returns during the period ended June 30, 2011?

The ETFs within the Fund consist of passively managed baskets of stocks and bonds that are designed to deliver the performance of a stated index. Therefore, from an absolute return standpoint, we expect the individual ETF manager’s performance to closely track the Model’s corresponding asset class returns less expenses and any trade-related impact. Based on that, the greatest contributors to the Fund’s performance during the six months

SC SM IBBOTSON TACTICAL OPPORTUNITIES FUND (Continued)

ended June 30, 2011 were iShares S&P 500 Index, iShares Russell MidCap Growth Index, and Vanguard REIT Index. There are two driving factors that are reflected in ETFs with the highest contribution to the Fund’s return. The first factor is determined by the performance of the index that the ETF is tracking. The second factor is the ETF’s weight within the Fund. Each of the above mentioned ETFs reflected a relatively higher index return and weight within the Fund during the period. The highest contributors relative to the Index were iShares S&P MidCap 400 Growth Index, Vanguard REIT Index, and iShares Russell Midcap Growth Index.

Which ETF investments detracted from the Fund’s performance results during the period ended June 30, 2011?

The greatest detractors from the Fund’s performance during the period were the iShares Russell 2000 Value Index and iShares Russell MidCap 400 Index. The largest detractors relative to the Index were the Vanguard Emerging Markets Stock, Vanguard Total Bond Market, and iShares Russell 2000 Value Index.

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN INVESTMENT COMPANIES AT JUNE 30, 2011

	% of Net Assets	Category
iShares S&P 500 Index Fund	16.0%	Domestic Equity
SPDR S&P 500 ETF Trust	15.2	Domestic Equity
iShares Russell Midcap Growth Index Fund	12.7	Domestic Equity
iShares S&P MidCap 400 Index Fund	11.7	Domestic Equity
Vanguard Europe Pacific ETF	10.7	International Equity
iShares Russell 2000 Value Index Fund	6.8	Domestic Equity
iShares Russell 2000 Index Fund	5.5	Domestic Equity
Vanguard Emerging Markets ETF	5.2	International Equity
Vanguard REIT ETF	5.2	Specialty Equity
iShares Russell 2000 Growth Index Fund	3.3	Domestic Equity

SC SM IBBOTSON TACTICAL OPPORTUNITIES FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Tactical Opportunities Fund – Initial Class and the S&P 500 Index

Total Returns for Periods Ended June 30, 2011**

	Six Months±	Life of Fund***±
SC Ibbotson Tactical Opportunities Fund-Initial Class Shares	5.70%	11.20%
S&P 500 Index*	6.02%	11.62%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P 500 Index is a market-value weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Tactical Opportunities Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from November 15, 2010 (commencement of operations) to June 30, 2011.

±Returns for periods of less than one year are not annualized.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of Sun Capital Investment Grade Bond Fund (the “Fund”) returned 3.86% and 3.72%, respectively, outperforming the benchmark, the Barclays Capital U.S. Aggregate Bond Index (the “Index”), which returned 2.72% for the same period.

What economic and market factors most influenced the fixed income markets as a whole during the quarter ended June 30, 2011?

Risk assets took a step back in the second quarter of 2011 after a strong first quarter. The still unresolved fiscal crisis in peripheral Europe, particularly in Greece and Portugal, dominated market sentiment. Recent U.S. economic reports have been less than inspiring, particularly data on the labor market. The U.S. budget deficit debate consumed the markets and investors focus as the potential breach of the debt ceiling (the U.S. government’s ability to issue debt to fund other government obligations) was fast approaching. For the period, overall fixed income returns were positive; U.S. Treasury prices were lifted by a flight to quality during the latter stage of the period as investors became fearful of risky assets. While credit spreads experienced moderate tightening causing prices to rise and yields to decline, the Credit sector still provided marginal excess yield and outperformed U.S. Treasuries. Riskier assets, such as high yield and commercial mortgage backed securities (CMBS), also outperformed, particularly early in the period.

Economic data domestically has softened from 2010. Payroll growth, though positive each month since October 2010, has been uninspiring and has not been strong enough to keep the unemployment rate below 9%. This has proved to be a hindrance to consumer confidence and spending, thus impeding an economic recovery. The Institute for Supply Management manufacturing Index which had depicted reasonably strong expansion of the industrial sector has softened in recent months. Retail Sales and Personal Consumption have actually held up reasonably well. Residential housing continues to be a concern; both new and existing sales remain disappointing despite depressed valuations and low interest rates. In fact, the monthly back log of unsold homes has climbed back to over 11 months after reaching a low of 7.7 months in January 2011. Gross Domestic Product was reported much lower in the first quarter of 2011 (+1.90) than initial estimates and forecasts for the second quarter and the remainder of 2011 continue to be revised downward.

Corporate earnings and strong balance sheets have been consistent bright spots over the past several quarters. With the first quarter 2011 earnings reported, many of the S&P 500 companies reported positive earnings per share in addition to positive sales growth which have consistently beaten analyst expectations. Balance sheets are still strong, though there has been a marked increase in merger and acquisition activity, dividend increases and announced share buybacks. The earnings season for the second quarter 2011 is just underway and expectations are for another healthy season.

The economic recovery in the U.S., though fragile is still on track. The most recent Federal Reserve Beige Book stated that “economic activity generally continued to expand,” unlike the previous report, which highlighted that, “a few districts indicated some deceleration.” Limited improvements in job growth, consumer activity and growth in manufacturing were common themes in the report. Residential real estate remained weak, but commercial real estate continued to show signs of recovery. Consumer loan activity also showed signs of accelerated activity.

What key strategies were most responsible for the Fund’s performance during the period ended June 30, 2011?

Positively affecting the Fund’s performance for the period was the Fund’s overweight allocation to the Credit sector, which outperformed the Credit allocation within the Index. Also, the Fund’s yield curve positioning produced out-performance when compared to the Index. Negatively affecting performance for the period was the Fund’s underweight position in the U.S. Agency sector that outperformed the duration weighted U.S. Treasuries.

SUN CAPITAL INVESTMENT GRADE BOND FUND® (Continued)

What changes did you make to the Fund’s sector allocations during the period ended June 30, 2011 and how did these affect performance during the reporting period?

The Fund’s allocation to the Credit and mortgage backed securities (MBS) sectors decreased during the period, while allocations to U.S. Treasuries, CMBS and short term investments increased. Though the allocation to Credit was reduced, the Fund remains overweight when compared to the Index. These overweight positions, along with positive returns generated by security selection within these sectors, contributed positively to the Fund’s performance. The Fund’s U.S. Treasury sector allocation also enhanced the Fund’s returns as it outperformed the U.S. Treasury sector in the Index.

Did the Fund experience major changes to its top ten issuers during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten issuers list relative to the December 31, 2010 top ten issuers list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

As of June 30, 2011, the Fund was overweight compared to the Index in Credit, CMBS and short-term investments, while underweight in U.S. Treasuries, U.S. Government Agencies, MBS and Asset Backed Securities. Premiums over U.S. Treasuries continue to offer attractive alternatives to money markets or risk-free assets and justify overweight positions in Credit and CMBS relative to the Index. The Fund’s exposure to the high yield corporate sector is a non-Index asset allocation. Given the positive outlook for earnings, solid balance sheets and a shortage of corporate supply, we believe that additional spread tightening for corporate credit seems reasonable. We believe that the high yield corporate sector remains an attractive sector with security selection continuing to be of paramount importance.

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

SUN CAPITAL INVESTMENT GRADE BOND FUND® (Continued)

TOP TEN ISSUERS AT JUNE 30, 2011

	% of Net Assets	Category
Federal National Mortgage Association	18.2%	U.S. Government Agency
U.S. Treasury	12.5	U.S. Treasury
Federal Home Loan Mortgage Corp.	9.8	U.S. Government Agency
Morgan Stanley Capital I	3.3	Commercial Mortgage Backed Securities
ING Bank NV	2.3	Corporate Debt – Banks
Commonwealth Bank of Australia	1.7	Corporate Debt – Banks
Teck Resources, Ltd.	1.5	Corporate Debt – Metals & Mining
Bank of America Corp.	1.4	Corporate Debt – Banks
DIRECTV Holdings LLC	1.3	Corporate Debt – Cable
National Credit Union Administration	1.3	U.S. Government Guaranteed Notes

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Investment Grade Bond Fund – Initial Class and the Barclays Capital U.S. Aggregate Bond Index

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Investment Grade Bond Fund – Service Class and the Barclays Capital U.S. Aggregate Bond Index

SUN CAPITAL INVESTMENT GRADE BOND FUND® (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund***
Sun Capital Investment Grade Bond Fund	3.86%	7.30%	5.85%	5.42%	5.28%	5.24%
Barclays Capital U.S. Aggregate Bond Index*	2.72%	3.90%	6.46%	6.52%	5.74%	5.70%
Service Class Shares
Sun Capital Investment Grade Bond Fund	3.72%	7.01%	5.62%	5.15%	—	4.29%
Barclays Capital U.S. Aggregate Bond Index*	2.72%	3.90%	6.46%	6.52%	—	5.07%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Barclays Capital U.S. Aggregate Bond Index is composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Sun Capital Investment Grade Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2011. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SUN CAPITAL MONEY MARKET FUND®

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, Initial and Service Class shares of Sun Capital Money Market Fund (the “Fund”) returned 0.09% and 0.00%, respectively, with the Initial Class outperforming and the Service Class underperforming the benchmark, the BofA Merrill Lynch U.S. 3-month Treasury Bill Index (the “Index”), which returned 0.08% for the same period.

What economic and market factors most influenced the money markets as a whole during the period ended June 30, 2011?

Economic data was less than inspiring during the first six months of 2011, having slowed a bit from the data released in 2010. Nonfarm and private payrolls posted consistent gains during the period, but have been much less robust in recent months. Unemployment declined modestly during the first quarter, but then moved back up to close June at 9.2%. The manufacturing sector showed positive signs early on, with Institute for Supply Management reaching a seven year high during the period. But supply disruptions caused by the Japanese earthquake had a negative impact on more recent data. Although household spending and business spending on equipment and software have held up reasonably well, higher food and oil prices, a depressed housing market, and concerns about employment have weighed on consumer confidence.

The zero interest rate policy of the Federal Reserve (the “Fed”), now in place for more than two years, has left the Fed Funds Rate at historically low levels, at the 0.00% to 0.25% range. The 0.75% discount rate put in place in February of 2010 is still in effect, and U.S. Treasury Bills and commercial paper yields remain low. Three month-Treasury Bills traded in a very tight range, beginning the year at 0.13%, reaching a high of 0.17% in mid-January, and then closing the period at 0.02%; one basis point off the six-month low. The London Inter-Bank Offering Rate (LIBOR) began the year at 0.30%, rose to a high of 0.31% on February 14th, and then declined steadily to close June at 0.25%. The Federal Funds effective rate declined over the course of six months, beginning the year at 0.19% and closing June at 0.07%. Though the fiscal crisis in peripheral Europe and the heated debate on the U.S. budget deficit and uncertainty surrounding the debt ceiling have dominated sentiment in the financial markets as a whole, there has been little change in money market yields and spreads.

At the four Federal Open Market Committee meetings held during the first half of the year, the Fed reiterated continuation of its policy of reinvesting principal U.S. Treasury and Mortgage Backed Securities (MBS) payments, while also expanding its holdings of securities by purchasing $600 billion of longer-term U.S. Treasury Bonds (quantitative easing) by the end of the second quarter of 2011. While a third round of quantitative easing is not expected, the Fed indicated in its June 22nd statement that it would continue to “monitor the economic outlook and financial developments” and “act as needed to best foster maximum employment and price stability,” leaving the door open for further action if necessary.

Commercial paper issuance increased $66 billion in the first six months of 2011. By June 29th, commercial paper supply had risen 4.6% to $1.1 trillion on the year. Tier-2 securities and industrial commercial paper posted the greatest six-month increases, rising 94.3% to $73.6 billion and 44.5% to $173.8 billion, respectively.

Investors continue to show a greater tolerance for risk, and the shift away from money market funds in favor of global stock and fixed income funds has persisted. AMG Data Services reported that almost $138 billion was withdrawn from money market funds during the first half of 2011. This shift has thus far had little impact in driving yields higher.

What key factors were most responsible for the Fund’s performance during the period ended June 30, 2011?

The Fed’s zero interest rate policy and the market’s persistent demand for quality remain the most influential factors on the performance of the Fund. Market conditions have continued to force the Fund’s gross portfolio yield below the Fund’s net operating expenses, causing the adviser to further subsidize the Fund.

SUN CAPITAL MONEY MARKET FUND® (Continued)

How did you manage the Fund’s weighted average maturity during the period ended June 30, 2011?

The Fund’s average maturity ranged from 25 to 41 days during the first half of the year, slightly shorter than the market average. On June 30, 2011, the Fund had a weighted average maturity of 34 days, 7 days shorter than the average taxable money market fund maturity of 41 days as reported in the Money Fund Report, published by iMoneyNet Inc. The credit curve between 30 day and 90 day commercial paper has been consistently narrow, averaging 8 basis points for the period; offering little compensation to invest in longer dated securities.

How was the Fund invested during the period ended June 30, 2011?

During the period, the Fund was invested in commercial paper, U.S. Treasury Bills, U.S. Government Guaranteed Notes, mutual funds, U.S. agency discount paper, and in corporate floating rate notes.

Holdings in commercial paper increased 20.4% year-to-date, while U.S. Government agency discount notes and U.S. Treasury Bills decreased 6.0% and 3.2%, respectively, as these asset types ceased to provide competitive yields. U.S. Government Guaranteed Temporary Liquidity Guarantee Program paper matured during the first quarter.

As of June 30, 2011, the Fund had no exposure to Portugal, Ireland, Italy, Greece, Spain or France.

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

SUN CAPITAL MONEY MARKET FUND® (Continued)

TOP TEN ISSUERS AT JUNE 30, 2011

	% of Net Assets	Category
U.S. Treasury	8.6%	U.S. Treasury
Government of Canada	4.5	Foreign Government
Wal-Mart Stores, Inc.	3.6	Commercial Paper
Coca-Cola Co.	3.6	Commercial Paper
Nestle Capital Corp.	3.2	Commercial Paper
Government of Germany	3.1	Foreign Government Sponsored Commercial Paper
Chevron Corp.	2.6	Commercial Paper
Pfizer, Inc.	2.6	Commercial Paper
Archer-Daniels-Midland Co.	2.6	Commercial Paper
Cisco Systems, Inc.	2.6	Commercial Paper

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Money Market Fund – Initial Class and the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Money Market Fund – Service Class and the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

SUN CAPITAL MONEY MARKET FUND® (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund***
Sun Capital Money Market Fund	0.09%	0.15%	0.46%	2.00%	1.85%	2.51%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index*	0.08%	0.16%	0.42%	2.00%	2.13%	2.80%
Service Class Shares
Sun Capital Money Market Fund	0.00%	0.00%	0.25%	1.77%	—	2.07%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index*	0.08%	0.16%	0.42%	2.00%	—	2.35%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is a single security index which at the beginning of every month selects for inclusion the U.S. Treasury Bill maturing closest to, but not beyond three months from that date. That issue is then held for one month, sold and rolled into the newly selected U.S. Treasury Bill.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. Although the Fund seeks to maintain a stable net asset value of $1 per share there can be no assurance that it will do so. The value of an investment in the Sun Capital Money Market Fund and the return on the investment may fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2011. Service Class Shares for the period from April 25, 2005 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND

(subadvised by BlackRock Financial Management, Inc.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of the SC BlackRock Inflation Protected Bond Fund (the “Fund”) returned 5.28% and 5.17%, respectively, underperforming the benchmark, the Barclays Capital Global Real Index: U.S. TIPS (the “Index”), which returned 5.81% for the same period.

What economic and market factors most influenced the fixed income markets as a whole during the period ended June 30, 2011?

Despite military intervention by NATO in Libya, a devastating earthquake in Japan, and on-going fiscal imbalances in peripheral Europe, the fixed income markets were surprisingly resilient during the first quarter of 2011. Despite these external geopolitical concerns, U.S. economic data remained largely positive during the quarter.

During the second quarter, U.S. economic data had a disappointing streak as gas prices topped $4 per gallon, the industrial supply chain was disrupted by the Japanese disaster, and horrific weather ripped through the U.S. Despite the threat of the failure of Congress to raise the Treasury’s debt ceiling and S&P’s lowering the U.S. credit outlook from stable to negative, U.S. Treasuries remained a safe haven for investors looking for high quality securities. Since the second round of quantitative easing or QE2 (U.S. Treasury bond purchases by the Federal Reserve (the “Fed”)) began in November 2010, the Fed purchased $600 billion of Treasury securities while keeping the target federal funds rate at 0%.

What key strategies were most responsible for the Fund’s performance during the period ended June 30, 2011?

As the Fund’s investment mandate requires that 80% of its assets be invested in Inflation-Protected Securities, there are limited opportunities to add value through sector rotation. The Fund’s portfolio management team uses the limited ability it has to own nominal U.S. Treasuries during times when U.S. Treasury Inflation Protected Securities (“TIPS”) appear to be overvalued. Investment value is determined in many ways; however, a commonly used metric looks at the difference between the yield on a nominal U.S. Treasury bond and a TIP bond with a similar maturity, known as the breakeven level. Breakeven levels reflect broad expectations of the level of inflation. When the portfolio management team was of the opinion that TIPS had priced in too high a level of inflation expectations, the Fund sold TIPS and bought nominal U.S. Treasuries and vice versa. Key strategies include active positioning along the real yield curve and duration management.

The two main drivers of performance were real curve flattening bias and a short position in the 2-year nominal Treasury through the use of futures contracts. A curve flattening bias typically involves the Fund establishing a position on the yield curve such that interest rate volatility is minimized for a given time period. The real curve flattening bias between the 10-year and 30-year points on the yield curve detracted from performance as weaker economic data during the period pushed real yields lower, led by the front and intermediate portions of the curve. While the Fund’s overall short duration compared to the benchmark detracted from performance, the position has been maintained as it is anticipated that a rebound in growth will occur in the second half of the year. Towards the end of the second quarter the Fund’s positioning benefited performance as U.S. economic data came in stronger than expected and the Greek debt crisis fears subsided, pushing real yields higher, led by the 10-year portion of the curve, and nominal yields higher across the curve. The Fund has maintained a real curve flattening bias as inflation insurance continues to appear cheaper on the long-term end of the curve. In order to partially hedge the real curve flattening bias given uncertainty surrounding debt ceiling negotiations, the Fund added nominal curve exposure between the 10-year and 30-year points on the yield curve.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND (Continued)

The Fund used interest rate derivatives such as futures, options, swaps and swaptions to manage duration and convexity risk in the Fund during the period. In addition, these derivatives were used to express a view on the relative performance of bonds with shorter durations versus bonds with longer durations. Finally, derivatives enabled the Fund to be positioned based on the views on inflation expectations described above.

What changes did you make to the Fund’s sector allocations during the period ended June 30, 2011 and how did these affect performance during the reporting period?

As discussed above, single sector funds have limited flexibility to rotate between sectors. While some peer funds may use this limited flexibility to buy higher risk assets such as mortgage-backed securities or corporate bonds, that is not a central tenet of the portfolio management team’s management style. The Fund is mainly limited to TIPS, nominal Treasury and Treasury alternatives such as Treasury futures and options. In some instances the Fund does make use of higher risk assets, but exposure is minimal.

In order to partially hedge the real curve flattening bias given uncertainty surrounding debt ceiling negotiations, the Fund added a nominal curve steepener between the 10-year and 30-year points on the yield curve. The Fund’s short-term position at period end was approximately 13%, which was increased during the reporting period for defensive purposes.

Did the fund experience major changes to its top ten issuers during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten issuers list relative to the December 31, 2010 top ten issuers list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

At period end, the Fund’s duration was 7.47, slightly shorter than the benchmark. The Fund had a real curve flattening bias in place by holding an underweight position in TIPs on the 10-year portion of the yield curve and an overweight position in TIPs on the 30-year portion of the curve. Additionally, the Fund established a short position on the 2-year portion of the yield curve through the use of futures contracts.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND (Continued)

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Amount is less than 0.05%.

TOP ISSUERS AT JUNE 30, 2011

	% of Net Assets		Category
U.S. Treasury	53.0%		U.S. Treasury
Federal Home Loan Mortgage Corp.	8.0		U.S. Government Agency
Government National Mortgage Association	7.9		U.S. Government Agency
Federal National Mortgage Association	7.9		U.S. Government Agency
Government of France	5.3		Foreign Government
Government of Germany	5.2		Foreign Government
Government of Greece	0.1		Foreign Government
Bank of America Credit Card Trust	0.0	*	Asset Backed Securities
*	Amount is less than 0.05%.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Inflation Protected Bond Fund – Initial Class and the Barclays Capital Global Real Index: U.S. TIPS

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Inflation Protected Bond Fund – Service Class and the Barclays Capital Global Real Index: U.S. TIPS

SC SM BLACKROCK INFLATION PROTECTED BOND FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC BlackRock Inflation Protected Bond Fund–Initial Class Shares	5.28%	7.09%	6.64%
SC BlackRock Inflation Protected Bond Fund–Service Class Shares	5.17%	6.76%	6.33%
Barclays Capital Global Real Index: U.S. TIPS*	5.81%	7.74%	7.16%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. Barclays Capital Global Real Index: U.S. TIPS is a market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock Inflation Protected Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM GOLDMAN SACHS SHORT DURATION FUND

(Subadvised by Goldman Sachs Asset Management, L.P.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

Effective May 1, 2011, the SC Goldman Sachs Short Duration Fund (the “Fund”) changed its benchmark from the BofA Merrill Lynch 1-3 Year U.S. Treasury Index to the Barclays Capital 1-3 Year U.S. Government/Credit Index (the “Index”). For the six months ended June 30, 2011, the Initial and Service Class shares of the Fund returned 0.77% and 0.65%, respectively, underperforming both the former benchmark, the BofA Merrill Lynch 1-3 Year U.S. Treasury Index and the Index, which returned 0.86% and 1.05% respectively for the same period.

What economic and market factors most influenced the fixed income markets as a whole during the period ended June 30, 2011?

In the first quarter, global growth remained strong, but new challenges emerged. Political upheaval across the Middle East and North Africa drove oil prices higher and Japan’s devastating earthquake raised concerns about a disruption in the global supply chain. Defensive buying of benchmark government bonds interrupted the rise in their yields, though demand for risk assets eased only slightly. Economic data remained robust, with manufacturing indexes in the U.S., United Kingdom (U.K.) and Germany hitting new cyclical highs. Global investment began to respond to low interest rates and healthy corporate balance sheets, with a revival in hiring and demand for credit from consumers and businesses. In China, growth momentum slowed somewhat on further policy tightening to combat inflation. Inflation concerns intensified in major developed economies. The European Central Bank surprised markets in March by signalling an imminent rate hike, as European Union leaders struggled for consensus on policies to address the Eurozone’s troubled peripheral economies. In the U.K., inflation reached more than double the official 2% target. By contrast, U.S. inflation remained modest, and the Federal Reserve Board (the “Fed”) showed no intention to raise interest rates.

Activity slowed in the second quarter, but economic data pointed to continued growth in the world’s largest economies. Disruptions in the global supply chain, following Japan’s earthquake and higher energy costs, contributed to declines in leading indicators. Lower growth expectations and fears of a sovereign debt restructure in the Eurozone’s troubled peripheries, drove safe-haven trades in global markets. Benchmark government yields slid, and risk premiums rose across spread sectors, though these moves reversed somewhat in June. Oil prices eased back from their peaks, and markets have scaled back rate hike expectations, though inflation pressures have increased.

What key strategies were most responsible for the Fund’s performance during the period ended June 30, 2011?

A combination of top-down and bottom-up strategies influenced the Fund’s performance during the period. Top-down strategies included a duration strategy and cross-sector exposures. Duration is a measure of the Fund’s sensitivity to changes in interest rates. The cross-sector strategy is one in which the Fund invests assets across a variety of fixed income sectors, including some that may not be included in the Fund’s benchmark. Tactical management of the Fund’s duration and term structure detracted from performance over the period. Underweight positioning in the 3- and 5- year nodes of the yield curve had a negative impact as yields decreased as a result of weaker global economic data, supply chain disruptions resulting from Japan’s earthquake, and concerns about the Eurozone’s solvency. The Fund’s cross-sector positioning, including overweight exposure to the corporate and agency mortgage sectors, relative to its benchmark, contributed to performance over the period. Corporate credit markets extended their robust performance into the first quarter of 2011, registering only a modest impact from escalating political unrest in the Middle East and North Africa and the natural disaster in Japan. The corporate sector was also strong early in the second quarter, as first quarter earnings suggested a continuation of recent

SC SM GOLDMAN SACHS SHORT DURATION FUND (Continued)

trends in the corporate sector, including higher cash, solid profit growth and increasing business investment. The mortgage market did well, particularly late in the period, and was supported by better-than-expected data on house prices, pending home sales, and manufacturing, in addition to modest progress on the European debt crisis. Within the Fund’s security selection strategies, holdings of short-maturity corporate bonds, agency debentures, Treasury Inflation-Protected Securities (TIPS), and other government securities added to the Fund’s performance.

What changes did you make to the Fund’s sector allocations during the period ended June 30, 2011 and how did these affect performance during the reporting period?

The Fund slightly decreased exposure to U.S. Treasuries and agency debentures. The Fund also increased exposure to investment grade corporate securities but reduced the allocation to agency mortgages. Both of these adjustments to the Fund’s sector allocations contributed to the Fund’s performance.

Did the fund experience major changes to its top ten issuers during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten issuers list relative to the December 31, 2010 top ten issuers list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

At June 30, 2011, the Fund continued to hold a slight short duration position relative to the benchmark. The Fund held overweight positions in investment grade corporate bonds, agency Mortgage Backed Securities, covered bonds (securities formed from the public sector or through the use of mortgage loans where the security is backed by a separate pool of loans), municipal bonds, and consumer Asset Backed Securities. Investment grade credit fundamentals are strong and improving in many sectors, with profit margins near all-times highs, and companies holding healthy cash balances. The Fund continues to favor covered bonds as a high-quality spread sector, but with caution in mind in the short run due to European sovereign debt concerns and their potential effect on overall market liquidity. With respect to ABS, Federal Family Education Loan Program student loans may offer attractive spread pick-up and we value the high credit quality of these assets relative to other ABS sectors (such as credit cards and autos). ABS, RMBS (residential mortgage backed securities), covered bonds and municipal bonds are not held within the benchmark.

From a duration perspective, the Fund is targeting a substantial underweight position in duration under the thesis that markets have overestimated the deterioration in the U.S. economy, and that the recent weakness is a mid-cycle slowdown on mainly temporary factors.

SC SM GOLDMAN SACHS SHORT DURATION FUND (Continued)

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN ISSUERS AT JUNE 30, 2011

	% of Net Assets	Category
U.S. Treasury	20.9%	U.S. Treasury
Federal National Mortgage Association	6.5	U.S. Government Agency
General Electric Capital Corp.	3.1	Corporate Debt – Financial & TLGP
Citigroup, Inc.	2.8	Corporate Debt – Banks & TLGP
Landwirtschaftliche Rentenbank	2.5	Corporate Debt – Special Purpose Banks
National Credit Union Administration	2.5	U.S. Government Guaranteed Notes
Brazos Higher Education Authority	2.1	Asset Backed Securities
Federal Home Loan Mortgage Corp.	1.9	U.S. Government Agency
Kreditanstalt fuer Wiederaufbau	1.5	Corporate Debt – Special Purpose Banks
Sparebank 1 Boligkreditt	1.5	Corporate Debt – Banks

SC SM GOLDMAN SACHS SHORT DURATION FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Short Duration Fund – Initial Class, BofA Merrill Lynch 1-3 Year U.S. Treasury Index, and the Barclays Capital 1-3 Year U.S. Government/Credit Index

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Short Duration Fund – Service Class, BofA Merrill Lynch 1-3 Year U.S. Treasury Index, and the Barclays Capital 1-3 Year U.S. Government/Credit Index

SC SM GOLDMAN SACHS SHORT DURATION FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011***

	Six Months±	One Year	Three Years	Life of Fund****
SC Goldman Sachs Short Duration Fund-Initial Class Shares	0.77%	1.36%	3.68%	3.07%
SC Goldman Sachs Short Duration Fund-Service Class Shares	0.65%	1.21%	3.45%	2.81%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index*	0.86%	1.34%	2.80%	2.29%
Barclays Capital 1-3 Year U.S. Government/Credit Index**	1.05%	1.90%	3.52%	2.73%

*The performance data of the indices has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged and cannot be invested in directly. The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is a subset of the BofA Merrill Lynch U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years. The BofA Merrill Lynch U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.

**The Barclays Capital 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between one and three years and are publicly issued.

***Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Goldman Sachs Short Duration Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

****For the period from March 7, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM PIMCO HIGH YIELD FUND

(subadvised by Pacific Investment Management Company LLC)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC PIMCO High Yield Fund (the “Fund”) returned 4.21% and 4.08%, respectively, underperforming the benchmark, the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (the “Index”), which returned 4.81% for the same period.

What economic and market factors most influenced the fixed income markets as a whole during the period ended June 30, 2011?

Concern about political unrest across the Middle East/North Africa region, the strongest earthquake on record in Japan and the sovereign debt crisis in the Eurozone sparked a flight to safety and boosted demand for U.S. Treasuries (Treasuries) during the first half of the 2011.

The rally in Treasuries stalled late during the final days of the first half of the year as Greece’s parliament approved austerity measures, easing concerns (at least temporarily) about the potential for the Euro area’s first sovereign default. In addition, U.S. manufacturing businesses unexpectedly expanded at a faster pace in June, suggesting that the supply chain disruption from the Japanese earthquake was improving.

Another indicator that raised hopes for stronger growth in the second half of 2011 was falling commodity prices. Lower retail fuel prices relieved some stress on consumers coping with an official unemployment rate over 9% and continued weakness in residential real estate markets. On June 30, the Federal Reserve (Fed) ended its $600 billion program of buying Treasuries known as QE2 (quantitative easing round two), and indicated its intent to continue buying Treasuries with proceeds from maturing debt on its $2.9 trillion balance sheet. The Fed also reiterated its “extended period” language for a near-zero federal funds rate.

Despite periods of increased risk aversion stemming from global events, high yield instruments continued to benefit from strong fundamentals and favorable technical indicators, advancing during the period. Technical indicators remained relatively supportive as investors continued to seek higher yielding asset classes in a generally low yield environment, however they became increasingly challenged by the end of the period.

Alongside elevated risk aversion, primarily spurred by sovereign credit concerns towards the end of the period, retail mutual funds flows to the high yield sector increased by approximately $7.9 billion. While retail investor sentiment was less enthusiastic, institutional demand remained relatively strong and in some cases turned opportunistic in the face of a robust new issuance. Merger and acquisition, and refinancing activity increased alongside improved quality of corporate balance sheets.

What key strategies were most responsible for the Fund’s performance during the period ended June 30, 2011?

The following strategies contributed to performance during the period:

•	An underweight allocation to Building Materials and Consumer Cyclical added to the Fund’s performance, as these sectors underperformed the broader market.

•	An overweight to the Financials sector, particularly among life insurance credits where returns were strong, added to performance.

The following strategies detracted from performance during the period:

•	Security selection within the Automotive sector detracted from performance as both auto part credits and captive finance companies significantly underperformed automotive manufacturers.

SC SM PIMCO HIGH YIELD FUND (Continued)

•	An underweight allocation to the Energy sector detracted from performance, as this sector outperformed the broader market.

•	Security selection to single-B rated healthcare issues detracted from performance as these issues underperformed both double-B and triple-C issues.

What changes did you make to the Fund’s sector allocations during the period ended June 30, 2011 and how did these affect performance during the reporting period?

During the period, the Fund increased its U.S duration-weighted exposure which contributed to the Fund’s performance as rates declined. Additionally, the Fund increased exposure within the Chemicals, Medical, and Energy-related sectors which had a neutral impact on performance.

Did the fund experience major changes to its top ten issuers during the period ended June 30, 2011?

There were no material changes to the June 30, 2011 top ten issuers list relative to the December 31, 2010 top ten issuers list.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

At the end of the period, the Fund was positioned with an overall underweight to duration coupled with a slight bias towards a flattening yield curve. From a sector perspective, the Fund was overweight higher quality and investment grade credit versus the benchmark. The Fund was also overweight Banks/Financials, Paper and Packaging, and Chemicals while underweight in the Building and Telecommunications sectors.

SC SM PIMCO HIGH YIELD FUND (Continued)

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Amount is less than 0.05%.

TOP TEN ISSUERS AT JUNE 30, 2011

	% of Net Assets	Category
Ford Motor Credit Co. LLC	2.4%	Corporate Debt – Automotive
HCA Holdings, Inc.	2.3	Corporate Debt – Health Care
Sprint Nextel Corp.	1.7	Corporate Debt – Telecommunications
Ally Financial, Inc.	1.7	Corporate Debt – Banks
CIT Group, Inc.	1.6	Corporate Debt – Financials
Biomet, Inc.	1.6	Corporate Debt – Health Care – Facilities
Wells Fargo & Co.	1.5	Corporate Debt & Convertible Preferred Stocks – Banks
International Lease Finance Corp.	1.5	Corporate Debt – Financials
Reynolds Group Issuer, Inc.	1.4	Corporate Debt – Holding Companies
MGM Resorts International	1.3	Corporate Debt – Gaming

SC SM PIMCO HIGH YIELD FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO High Yield Fund – Initial Class and the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO High Yield Fund – Service Class and the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

SC SM PIMCO HIGH YIELD FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Three Years	Life of Fund***
SC PIMCO High Yield Fund-Initial Class Shares	4.21%	13.06%	9.07%	8.81%
SC PIMCO High Yield Fund-Service Class Shares	4.08%	12.78%	8.80%	8.54%
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index*	4.81%	14.56%	10.52%	9.95%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC PIMCO High Yield Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from March 7, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM PIMCO TOTAL RETURN FUND

(subadvised by Pacific Investment Management Company LLC)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Fund perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC PIMCO Total Return Fund (the “Fund”) returned 2.63% and 2.50%, respectively, underperforming the benchmark, the Barclays Capital U.S. Aggregate Bond Index (the “Index”), which returned 2.72% for the same period.

What economic and market factors most influenced the fixed income markets as a whole during the period ended June 30, 2011?

Concern about political unrest across the Middle East/North Africa region, the strongest earthquake on record in Japan, and the sovereign debt crisis in the Eurozone sparked a flight to safety and boosted demand for U.S. Treasuries (Treasuries) during the first half of the 2011. Treasuries generally underperformed other developed sovereign bond markets on a hedged basis for the first quarter of 2011, but outperformed in the second quarter as investors grew increasingly bullish on U.S. government debt in response to poor economic data, low inflation and continued distress in Eurozone peripheral countries.

The rally in Treasuries stalled late during the final days of the first half of the year as Greece’s parliament approved austerity measures, easing concerns (at least temporarily) about the potential for the Euro area’s first sovereign default. In addition, U.S. manufacturing businesses unexpectedly expanded at a faster pace in June, suggesting that the supply chain disruption from the Japanese earthquake was improving.

Another indicator that raised hopes for stronger growth in the second half of 2011 was falling commodity prices. Lower retail fuel prices relieved some stress on consumers coping with an official unemployment rate over 9% and continued weakness in residential real estate markets. On June 30, the Federal Reserve (Fed) ended its $600 billion program of buying Treasuries known as QE2 (quantitative easing round two), and indicated its intent to continue buying Treasuries with proceeds from maturing debt on its $2.9 trillion balance sheet. The Fed also reiterated its “extended period” language for a near-zero federal funds rate.

Agency mortgage-backed securities (MBS) outperformed like-duration Treasuries during the period as measured by the Barclays Capital MBS Fixed rate Mortgage Index. Subdued prepayment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investment Trusts (REITs) contributed to Agency MBS outperformance. Non-Agency mortgages and commercial mortgage-backed securities (CMBS) also outperformed like-duration Treasuries although European sovereign debt concerns resulted in risk aversion across the commercial and residential mortgage sectors during the latter half of the period.

Corporate bonds generally outperformed like-duration Treasuries during the period as measured by the Barclays Capital Investment Grade Credit Index. High yield credits outperformed Treasuries in the first quarter of 2011, but tended to lag Treasuries in the second quarter as weaker economic sentiment contributed to increased risk aversion in broader markets. Corporate fundamentals were favorable as most companies reported growing revenues, strong profit margins and increasing cash reserves.

Municipal bonds, both tax-exempt and taxable Build America Bonds (BABs), posted strong returns during the period as measured by the Barclays Capital Municipal Bond Index. Tax-exempt municipal bond performance was driven by a significant decline in municipal issuance and stabilization of mutual fund outflows. BABs performed well during the period, both on an absolute basis and relative to like-duration Treasuries. Technical factors continue to positively impact BABs performance, following a large volume of new issuance in late 2010. Since the BABs program was not extended past 2010, investors have been forced to buy in the secondary market, resulting in tightening spreads. Demand for these securities remains strong as BABs continue to provide attractive risk-adjusted yields versus similarly rated corporate bonds.

SC SM PIMCO TOTAL RETURN FUND (Continued)

Treasury Inflation-Protected Securities (TIPS) outperformed nominal Treasuries for the period as inflation accruals were strong on the back of higher energy prices as measured by the Barclays Capital U.S. TIPS 1-10 Year Index. This led TIPS to outperform their nominal counterparts.

Emerging Market (EM) fixed income assets outperformed Treasuries during the first half of 2011 as measured by the JP Morgan GBI Global ex-U.S. U.S.D Hedged Index. EM bonds benefitted from stronger initial conditions against a backdrop of an increasingly uncertain economic outlook in developed countries, ongoing fiscal challenges in Greece and the end of QE2.

What key strategies were most responsible for the Fund’s performance during the period ended June 30, 2011?

The following strategies contributed to performance for the period:

•	Exposure to non-U.S. developed interest rates, particularly core Europe, where rates fell on fears of a global economic slowdown.

•	A focus on shorter maturity securities as the yield curve steepened, measured by the difference between the 2 and 30-year Treasury yields.

•	An emerging markets overweight, especially debt in Brazil; exposure to a select basket of EM currencies also enhanced performance.

•	An overweight to bonds of financial companies, which benefitted from stronger balance sheets and higher cash reserves.

•	Exposure to BABs, given the limited supply and reduced negative headlines for municipal bond issuances.

•	Positions in real return bonds, which outperformed nominal bonds due to strong inflation accruals.

The following strategies detracted from performance for the period:

•	An underweight to U.S. duration as interest rates declined during the period.

•	An underweight to Agency MBS, which outperformed like-duration Treasuries.

What changes did you make to the Fund’s sector allocations during the period ended June 30, 2011 and how did these affect performance during the reporting period?

During the period, the Fund, after increasing its duration underweight in the first quarter, reduced this underweight in the second quarter as compared to the Index. Overall, duration positioning was a detractor as interest rates declined during the period. During the period, the Fund decreased its Treasury exposure in favor of certain spread sectors which provide yields in excess of Treasuries of similar duration which detracted from performance as yields declined during the period. Overall, the Fund’s underweight duration positioning versus the benchmark was achieved through its underweight to U.S. government-related securities compared to the benchmark. The Fund also increased its TIPS overweight which was beneficial for performance as the asset class outperformed like-duration Treasuries. Short-term investments increased during the period as the Fund’s Eurodollar exposure increased as the Fed has indicated it will maintain low short-term rates for an extended period of time.

Did the Fund experience major changes to its top ten issuers during the period ended June 30, 2011?

The Fund made a number of tactical shifts during the period ended June 30, 2011 which led to an underweight of U.S. duration and a focus on securities which offered attractive risk-adjusted yields compared to Treasuries.

SC SM PIMCO TOTAL RETURN FUND (Continued)

There were five issuers on the top ten issuers list as of December 31, 2010 that were still on the Fund’s top ten issuers list as of June 30, 2011. Except for Government National Mortgage Association (GNMA), the four issuers which are no longer on the Fund’s top ten issuers list when compared to the December 31, 2010 top ten issuers list were still held by the Fund as of June 30, 2011 but in reduced positions. The Fund’s position in GNMA was eliminated during the period. As discussed above, the Fund decreased its exposure to Treasuries and Agency obligations in favor of certain spread sectors. Federal Home Loan Bank, Kells Funding LLC, Lloyds Banking Group PLC and Barclays Bank PLC, were four new issuers on the Fund’s June 30, 2011 top ten issuers list that were held by the Fund at December 31, 2010 that were not in the top ten issuers list, but during the period, their position size expanded due to market fluctuations and/or additional purchases such that they moved into the top ten issuers list. The Government of Spain was a new issuer on the top ten issuer list as of June 30, 2011 that the Fund invested in during the period.

How was the Fund positioned relative to its benchmark index at June 30, 2011?

With respect to interest rate positioning, the Fund ended the period with an underweight to duration and a bias towards a steepening yield curve. Regarding the Fund’s sector positioning, it was underweight U.S. duration, underweight mortgages and overweight select municipal bonds. Within the investment grade credit allocation, the Fund was overweight in the Banks/Financials sector. The Fund’s emerging markets allocation was also an overweight position relative to the benchmark.

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Amount is less than 0.05%.

SC SM PIMCO TOTAL RETURN FUND (Continued)

TOP TEN ISSUERS AT JUNE 30, 2011

	% of Net Assets	Category
Federal National Mortgage Association	20.8%	U.S. Government Agency
Federal Home Loan Bank	11.4	U.S. Government Agency
Kells Funding LLC	6.2	Short Term Investments – Commercial Paper
U.S. Treasury	4.8	U.S. Treasury Obligations
Federal Home Loan Mortgage Corp.	4.5	U.S. Government Agency
Lloyds Banking Group PLC	2.6	Corporate Debt – Banks
Province of Ontario	1.8	Foreign Government
Barclays Bank PLC	1.8	Corporate Debt – Banks
Citigroup, Inc.	1.5	Corporate Debt & Preferred Stocks – Banks
Government of Spain	1.2	Foreign Government

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO Total Return Fund – Initial Class and the Barclays Capital U.S. Aggregate Bond Index

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO Total Return Fund – Service Class and the Barclays Capital U.S. Aggregate Bond Index

SC SM PIMCO TOTAL RETURN FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC PIMCO Total Return Fund–Initial Class Shares	2.63%	4.85%	9.14%
SC PIMCO Total Return Fund–Service Class Shares	2.50%	4.58%	8.87%
Barclays Capital U.S. Aggregate Bond Index*	2.72%	3.90%	7.26%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Barclays Capital U.S. Aggregate Bond Index is composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC PIMCO Total Return Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON BALANCED, CONSERVATIVE AND GROWTH FUNDS

(subadvised by Ibbotson Associates, Inc.)

MANAGEMENT’S DISCUSSION & ANALYSIS:

How did the Funds perform during the period ended June 30, 2011?

For the six months ended June 30, 2011, the Initial and Service Class shares of SC Ibbotson Balanced Fund (the “Balanced Fund”) returned 4.45% and 4.37%, respectively, underperforming the benchmark, the Dow Jones Moderate U.S. Relative Risk Portfolio Index (the “Index”), which returned 5.19% for the same period.

For the six months ended June 30, 2011, the Initial and Service Class shares of SC Ibbotson Conservative Fund (the “Conservative Fund”) returned 3.99% and 3.82%, respectively, underperforming the benchmark, the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (the “Index”), which returned 4.19% for the same period.

For the six months ended June 30, 2011, the Initial and Service Class shares of SC Ibbotson Growth Fund (the “Growth Fund”) returned 4.81% and 4.65%, respectively, underperforming the benchmark, the Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (the “Index”), which returned 6.14% for the same period.

What key economic and market factors most influenced management’s tactical asset allocation strategy for the Ibbotson Balanced, Conservative and Growth Funds (the “Funds”) during the period ended June 30, 2011?

Although the first half of 2011 was a turbulent period, the majority of asset classes ended in positive territory. From an economic standpoint, the second quarter of 2011 saw a deceleration in the rate of expansion of global economic activity, following moderate growth in the first quarter. Data through the end of June did not clarify whether the global economy is approaching the tail end of a temporary slump, has reached an enduring phase of low growth, or is making a gradual transition towards an economic contraction.

U.S. stock prices increased in January and February on the back of positive economic data, positive earnings announcements, and continued appetite for risk. The earthquake in Japan and accompanying tsunami spurred large losses, with the S&P 500 losing approximately 5% of its value between March 10 and March 16, before recovering these losses to close the first quarter with a 4.6% gain. Emerging market equities underperformed developed market equities in January and February. Strong growth and rising commodity prices forced policymakers to put in place inflation-fighting policies.

In the second quarter of 2011, risky assets reversed course and performed poorly as the global economy slowed down and markets feared the consequences of sovereign debt defaults in the Eurozone. Consequently, AAA-rated sovereign debt appreciated, credit spreads widened, developed market equities ended the quarter either flat or with small losses, and emerging market asset classes underperformed their developed market counterparts as they did in the first quarter. Commodity prices fell, with the exception of oil, which suffered from the loss of Libyan output and OPEC’s decision not to increase production. Real Estate Investment Trusts (REITs) outperformed equities, in a rally that left their valuations very extended.

For most of the period, the Funds were positioned neutrally relative to strategic targets in expectation that stock and bond performance would be in-line with forecasts. At the end of June, the Ibbotson Policy Committee (IPC) deemed the recent outperformance of U.S. property stocks left them with stretched valuation ratios that are hard to justify by fundamentals, while large-cap stocks exhibited the cheapest valuation within the U.S. equity space. As a result, the IPC recommended to underweight U.S. REITs and overweight U.S. large cap equities.

What changes did you make to the Funds’ allocations during the reporting period and how did it affect performance during the period ended June 30, 2011?

At the beginning of June, the IPC conducted their annual review of the strategic asset allocations, which serve as the long-term, neutral targets for future investing and adjusted the underlying fund exposures accordingly. The

SC SM IBBOTSON BALANCED, CONSERVATIVE AND GROWTH FUNDS (Continued)

IPC initiated 1% allocations to the SC BlackRock Small Cap Index Fund in the Conservative and Balanced Funds by reducing exposure to the SC Goldman Sachs Mid Cap Value Fund. In the Growth Fund, the strategic exposure to small- and mid-cap equities was raised at the expense of large cap equities. SC BlackRock Small Cap Index, SC Invesco Small Cap Growth and SC WMC Blue Chip Mid Cap Funds increased by 1% each, whereas SC Lord Abbett Growth & Income and MFS Value Funds were reduced by 2% and 1%, respectively. These moves contributed positively to performance in the Funds since small cap equities outperformed mid cap equities which, in turn, outperformed large cap equities in that time period.

At the end of June, the IPC initiated a dynamic move to underweight REITs and overweight U.S. large cap equities which contributed positively to performance for the brief period ended June 30, 2011.

What key factors were responsible for the Funds’ performance during the period ended June 30, 2011?

Among equity asset classes, U.S. equities outperformed non-U.S. developed and emerging market equities, growth stocks outperformed value stocks, and small- and mid-cap equities outperformed large cap equities. Among fixed income asset classes, TIPS and high yield bonds outperformed investment-grade bonds. Relative to basic, blended benchmarks of the S&P 500 and Barclays Capital U.S. Aggregate Bond indices, the Funds’ asset allocations and asset class diversification contributed positively to performance. The Balanced and Conservative Funds benefitted from their strategic exposures to high yield bonds and TIPS. The Balanced and Growth Funds benefitted from their strategic exposures to small- and mid-cap equities, particularly mid cap growth equities. Short-term bonds, and non-U.S. equities, particularly, emerging markets, hampered performance relative to the basic benchmark.

In the Balanced, Conservative and Growth Funds, underlying fund-level performance detracted from overall performance relative to a weighted-average of indices representing our targeted asset class exposure across all Funds. The SC Lord Abbett Growth & Income, SC Davis Venture Value and SC WMC Blue Chip Mid Cap funds experienced the largest underperformance relative to their respective benchmarks during the period ended June 30, 2011.

Which underlying funds were the most significant contributors/detractors to the Funds’ performance for the period ended June 30, 2011?

Balanced Fund

The SC Ibbotson Tactical Opportunities, SC Goldman Sachs Mid Cap Value, SC BlackRock Inflation Protected Bond, MFS Value, and Sun Capital Investment Grade Bond Funds were the most significant contributors to the Fund’s absolute performance. There were no detractors to the Fund’s absolute performance since all funds achieved positive returns for the period.

Conservative Fund

The SC BlackRock Inflation Protected Bond, SC Ibbotson Tactical Opportunities, Sun Capital Investment Grade Bond, SC Goldman Sachs Mid Cap Value, and SC PIMCO Total Return Funds were the most significant contributors to the Fund’s absolute performance. There were no detractors to the Fund’s absolute performance since all funds achieved positive returns for the period.

Growth Fund

The SC Ibbotson Tactical Opportunities, SC Goldman Sachs Mid Cap Value, MFS Value, SC WMC Large Cap Growth and MFS International Growth Funds were the most significant contributors to the Fund’s absolute performance. There were no detractors to the Fund’s absolute performance since all funds achieved positive returns for the period.

SC SM IBBOTSON BALANCED FUND

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN INVESTMENT COMPANIES AT JUNE 30, 2011

	% of Net Assets	Category
SC Ibbotson Tactical Opportunities Fund	20.1%	Fund of ETFs
SC Goldman Sachs Short Duration Fund	10.8	Fixed Income
SC PIMCO Total Return Fund	8.8	Fixed Income
SC BlackRock Inflation Protected Bond Fund	6.9	Fixed Income
Sun Capital Investment Grade Bond Fund	6.9	Fixed Income
MFS Value Portfolio	5.1	Domestic Equity
SC WMC Large Cap Growth Fund	4.3	Domestic Equity
MFS International Growth Portfolio	4.0	International Equity
SC Davis Venture Value Fund	4.0	Domestic Equity
SC PIMCO High Yield Fund	3.9	Fixed Income

SC SM IBBOTSON BALANCED FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Balanced Fund – Initial Class and the Dow Jones Moderate U.S. Relative Risk Portfolio Index

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Balanced Fund – Service Class and the Dow Jones Moderate U.S. Relative Risk Portfolio Index

SC SM IBBOTSON BALANCED FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC Ibbotson Balanced Fund–Initial Class Shares	4.45%	20.06%	10.54%
SC Ibbotson Balanced Fund–Service Class Shares	4.37%	19.70%	10.25%
Dow Jones Moderate U.S. Relative Risk Portfolio Index*	5.19%	21.20%	9.68%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Dow Jones Relative Risk Indices measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 60% equities and 40% fixed income.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Balanced Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON CONSERVATIVE FUND

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN INVESTMENT COMPANIES AT JUNE 30, 2011

	% of Net Assets	Category
SC Goldman Sachs Short Duration Fund	18.7%	Fixed Income
SC BlackRock Inflation Protected Bond Fund	12.0	Fixed Income
SC PIMCO Total Return Fund	11.8	Fixed Income
Sun Capital Investment Grade Bond Fund	10.8	Fixed Income
SC Ibbotson Tactical Opportunities Fund	10.2	Fund of ETFs
SC PIMCO High Yield Fund	5.0	Fixed Income
MFS Value Portfolio	4.5	Domestic Equity
SC WMC Large Cap Growth Fund	4.1	Domestic Equity
SC WMC Blue Chip Mid Cap Fund	3.0	Domestic Equity
MFS International Growth Portfolio	3.0	International Equity

SC SM IBBOTSON CONSERVATIVE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Conservative Fund – Initial Class and the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Conservative Fund – Service Class and the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

SC SM IBBOTSON CONSERVATIVE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC Ibbotson Conservative Fund–Initial Class Shares	3.99%	14.93%	8.58%
SC Ibbotson Conservative Fund–Service Class Shares	3.82%	14.67%	8.32%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index*	4.19%	14.30%	8.90%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Dow Jones Relative Risk Indices measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index consists of 40% equities and 60% fixed income.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Conservative Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON GROWTH FUND

PORTFOLIO COMPOSITION AT JUNE 30, 2011*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN INVESTMENT COMPANIES AT JUNE 30, 2011

	% of Net Assets	Category
SC Ibbotson Tactical Opportunities Fund	20.2%	Fund of ETFs
SC Davis Venture Value Fund	7.9	Domestic Equity
SC PIMCO Total Return Fund	7.9	Fixed Income
SC WMC Large Cap Growth Fund	7.1	Domestic Equity
MFS International Growth Portfolio	6.1	International Equity
MFS Value Portfolio	6.0	Domestic Equity
SC Goldman Sachs Mid Cap Value Fund	5.5	Domestic Equity
SC WMC Blue Chip Mid Cap Fund	4.9	Domestic Equity
SC BlackRock Large Cap Index Fund	4.1	Domestic Equity
Sun Capital Global Real Estate Fund	4.0	Specialty Equity

SC SM IBBOTSON GROWTH FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Growth Fund – Initial Class and the Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Growth Fund – Service Class and the Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

SC SM IBBOTSON GROWTH FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2011**

	Six Months±	One Year	Life of Fund***
SC Ibbotson Growth Fund–Initial Class Shares	4.81%	24.71%	11.40%
SC Ibbotson Growth Fund–Service Class Shares	4.65%	24.43%	11.14%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index*	6.14%	28.19%	10.17%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Dow Jones Relative Risk Indices measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index consists of 80% equities and 20% fixed income.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2011. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***For the period from October 1, 2008 (commencement of operations) to June 30, 2011.

±Returns for period of less than one year are not annualized.

EXPENSE INFORMATION

June 30, 2011 (Unaudited)

Information About Your Fund’s Expenses

All mutual funds incur ongoing operating expenses, including management fees and administrative services, among others. The following table is intended to increase your understanding of the ongoing costs of investing in each Fund. The following example is based on the investment of $1,000 at the beginning of the period and held for the entire period, January 1, 2011 to June 30, 2011. Expense information does not include any insurance charges imposed in connection with your variable insurance contract.

Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the actual account values and actual expense information below, together with the amount you invested, to estimate the expenses you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Actual Expenses Paid During Period”. In addition, SC Ibbotson Tactical Opportunities Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, as shareholders in underlying funds, indirectly bear a pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the annualized expense ratios used to calculate the “Net Expense Ratio During Period” for the Funds.

Hypothetical (5% annual return before expenses): The table below also provides information about hypothetical account values and hypothetical expenses for comparison purposes. The hypothetical account values and hypothetical expenses are based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Funds with the hypothetical examples that appear in the shareholder reports of other mutual funds. In addition, SC Ibbotson Tactical Opportunities Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, as shareholders in underlying funds, indirectly bear a pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the annualized expense ratios used to calculate the “Net Expense Ratio During Period” for the Funds.

Expense Information

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value 6/30/11	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period
SC AllianceBernstein International Value Fund
Initial Class	$1,000.00	$1,037.60	$1,021.08	$3.79	$3.76	0.75%
Service Class	1,000.00	1,034.70	1,019.84	5.04	5.01	1.00
SC BlackRock International Index Fund
Initial Class	1,000.00	1,052.00	1,021.82	3.05	3.01	0.60
Service Class	1,000.00	1,051.10	1,020.58	4.32	4.26	0.85
SC BlackRock Large Cap Index Fund
Initial Class	1,000.00	1,057.60	1,022.32	2.55	2.51	0.50
Service Class	1,000.00	1,055.30	1,021.08	3.82	3.76	0.75
SC BlackRock Small Cap Index Fund
Initial Class	1,000.00	1,057.90	1,021.82	3.06	3.01	0.60
Service Class	1,000.00	1,057.10	1,020.58	4.34	4.26	0.85
SC Goldman Sachs Mid Cap Value Fund
Initial Class	1,000.00	1,093.10	1,019.54	5.50	5.31	1.06
Service Class	1,000.00	1,092.50	1,018.30	6.80	6.56	1.31
SC Columbia Small Cap Value Fund
Initial Class	1,000.00	1,031.30	1,019.09	5.79	5.76	1.15
Service Class	1,000.00	1,030.50	1,017.85	7.05	7.00	1.40

*	For each class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent six-month period.

EXPENSE INFORMATION (Continued)

June 30, 2011 (Unaudited)

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value 6/30/11	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period
SC Davis Venture Value Fund
Initial Class	$1,000.00	$1,028.10	$1,020.48	$4.37	$4.36	0.87%
Service Class	1,000.00	1,026.60	1,019.24	5.63	5.61	1.12
SC Invesco Small Cap Growth Fund
Initial Class	1,000.00	1,118.40	1,019.09	6.04	5.76	1.15
Service Class	1,000.00	1,116.50	1,017.85	7.35	7.00	1.40
SC Lord Abbett Growth & Income Fund
Initial Class	1,000.00	1,026.10	1,020.48	4.37	4.36	0.87
Service Class	1,000.00	1,025.00	1,019.24	5.62	5.61	1.12
SC WMC Blue Chip Mid Cap Fund
Initial Class	1,000.00	1,067.00	1,020.03	4.92	4.81	0.96
Service Class	1,000.00	1,066.10	1,018.79	6.20	6.06	1.21
SC WMC Large Cap Growth Fund
Initial Class	1,000.00	1,050.50	1,020.63	4.27	4.21	0.84
Service Class	1,000.00	1,048.70	1,019.39	5.54	5.46	1.09
Sun Capital Global Real Estate Fund
Initial Class	1,000.00	1,056.80	1,019.34	5.61	5.51	1.10
Service Class	1,000.00	1,055.50	1,018.10	6.88	6.76	1.35
SC Ibbotson Tactical Opportunities Fund
Initial Class	1,000.00	1,057.00	1,022.51	2.35	2.31	0.46
Sun Capital Investment Grade Bond Fund
Initial Class	1,000.00	1,038.60	1,021.22	3.64	3.61	0.72
Service Class	1,000.00	1,037.20	1,019.98	4.90	4.86	0.97
Sun Capital Money Market Fund
Initial Class	1,000.00	1,000.90	1,024.75	0.05	0.05	0.01
Service Class	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
SC BlackRock Inflation Protected Bond Fund
Initial Class	1,000.00	1,052.80	1,021.57	3.31	3.26	0.65
Service Class	1,000.00	1,051.70	1,020.33	4.58	4.51	0.90
SC Goldman Sachs Short Duration Fund
Initial Class	1,000.00	1,007.70	1,021.57	3.24	3.26	0.65
Service Class	1,000.00	1,006.50	1,020.33	4.48	4.51	0.90
SC PIMCO High Yield Fund
Initial Class	1,000.00	1,042.10	1,021.08	3.80	3.76	0.75
Service Class	1,000.00	1,040.80	1,019.84	5.06	5.01	1.00
SC PIMCO Total Return Fund
Initial Class	1,000.00	1,026.30	1,021.57	3.27	3.26	0.65
Service Class	1,000.00	1,025.00	1,020.33	4.52	4.51	0.90
SC Ibbotson Balanced Fund
Initial Class	1,000.00	1,044.50	1,023.80	1.01	1.00	0.20
Service Class	1,000.00	1,043.70	1,022.56	2.28	2.26	0.45
SC Ibbotson Conservative Fund
Initial Class	1,000.00	1,039.90	1,023.80	1.01	1.00	0.20
Service Class	1,000.00	1,038.20	1,022.56	2.27	2.26	0.45
SC Ibbotson Growth Fund
Initial Class	1,000.00	1,048.10	1,023.80	1.02	1.00	0.20
Service Class	1,000.00	1,046.50	1,022.56	2.28	2.26	0.45

*	For each class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent six-month period.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 98.1%
AEROSPACE & DEFENSE – 0.9%
BAE Systems PLC	GB	97,500	$498,777
Saab AB, Class B	SE	12,100	277,005

			775,782

AIRLINES – 0.7%
Cathay Pacific Airways Ltd.	HK	137,000	317,991
International Consolidated Airlines Group SA*	ES	81,400	332,276

			650,267

AUTO COMPONENTS – 2.9%
Bridgestone Corp.	JP	26,600	612,878
Faurecia	FR	7,400	317,350
GKN PLC	GB	112,200	418,312
Magna International, Inc.	CA	10,900	589,388
NGK Spark Plug Co., Ltd.	JP	20,000	276,349
Sumitomo Rubber Industries Ltd.	JP	27,900	337,621

			2,551,898

AUTOMOBILES – 4.2%
Bayerische Motoren Werke AG	DE	2,700	269,619
Daimler AG	DE	5,800	437,387
Nissan Motor Co., Ltd.	JP	91,200	958,440
Renault SA	FR	12,500	741,629
Toyota Motor Corp.	JP	31,600	1,301,262

			3,708,337

BEVERAGES – 0.5%
Asahi Breweries Ltd.	JP	20,400	410,928

BUILDING PRODUCTS – 0.7%
Asahi Glass Co., Ltd.	JP	53,000	620,220

CAPITAL MARKETS – 1.5%
Credit Suisse Group AG*	CH	8,600	335,161
Deutsche Bank AG	DE	10,500	619,715
Macquarie Group Ltd.	AU	10,600	357,596

			1,312,472

CHEMICALS – 4.4%
Agrium, Inc.	CA	4,100	360,028
Air Water, Inc.	JP	25,000	301,166

	Country Code**	Shares	Value

BASF SE	DE	6,600	$646,940
Clariant AG*	CH	15,000	286,971
Daicel Chemical Industries Ltd.	JP	39,000	257,646
DIC Corp.	JP	80,000	189,496
JSR Corp.	JP	15,400	298,500
K+S AG	DE	2,200	168,934
Koninklijke DSM NV	NL	7,500	486,723
Linde AG	DE	1,100	192,991
Mitsubishi Gas Chemical Co., Inc.	JP	22,000	161,184
Syngenta AG*	CH	727	244,971
Ube Industries Ltd.	JP	73,000	219,777

			3,815,327

COMMERCIAL BANKS – 14.7%
Australia & New Zealand Banking Group Ltd.	AU	31,300	741,961
Banco Bilbao Vizcaya Argentaria SA	ES	29,000	340,425
Banco do Brasil SA	BR	8,100	145,324
Banco Santander SA	ES	40,400	465,414
Bank of Queensland Ltd.	AU	26,511	233,111
Barclays PLC	GB	155,400	637,505
Bendigo and Adelaide Bank Ltd.	AU	22,800	217,422
BNP Paribas	FR	10,519	811,109
Commerzbank AG*	DE	45,500	195,976
Credit Agricole SA	FR	21,790	327,837
Danske Bank A/S*	DK	22,133	409,635
DnB NOR ASA	NO	32,800	456,953
HSBC Holdings PLC	GB	80,125	794,418
KB Financial Group, Inc. ADR	KR	2,247	107,407
KBC GROEP NV	BE	9,800	384,542
Lloyds Banking Group PLC*	GB	810,700	637,075
Mitsubishi UFJ Financial Group, Inc.	JP	158,800	773,886
Mizuho Financial Group, Inc.	JP	175,200	287,964
National Australia Bank, Ltd.	AU	35,900	992,543
National Bank of Canada	CA	5,000	405,516
Royal Bank of Scotland Group PLC*	GB	426,900	264,064
Societe Generale	FR	25,064	1,484,441

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Sumitomo Mitsui Financial Group, Inc.	JP	16,000	$493,355
Turkiye Is Bankasi, C Shares	TR	30,700	94,230
UniCredit SpA	IT	299,568	634,100
Westpac Banking Corp.	AU	22,000	527,819

			12,864,032

COMMERCIAL SERVICES & SUPPLIES – 0.3%
Rentokil Initial PLC*	GB	176,200	268,831

COMMUNICATIONS EQUIPMENT – 0.6%
Nokia OYJ	FI	28,500	183,845
Telefonaktiebolaget LM Ericsson	SE	22,309	321,149

			504,994

COMPUTERS & PERIPHERALS – 1.0%
Fujitsu Ltd.	JP	69,000	394,397
Toshiba Corp.	JP	98,000	516,690

			911,087

CONSTRUCTION & ENGINEERING – 1.0%
Bouygues SA	FR	16,300	716,779
Hochtief AG	DE	2,200	183,834

			900,613

CONTAINERS & PACKAGING – 0.3%
Smurfit Kappa Group PLC*	IE	20,600	245,980

DISTRIBUTORS – 0.3%
Inchcape PLC	GB	43,900	294,794

DIVERSIFIED FINANCIAL SERVICES – 2.1%
Challenger Financial Services Group Ltd.	AU	37,800	199,136
ING Groep NV – CVA*	NL	104,100	1,282,877
Orix Corp.	JP	4,060	394,923

			1,876,936

DIVERSIFIED TELECOMMUNICATION SERVICES – 4.1%
BT Group PLC	GB	56,850	184,331
France Telecom SA	FR	26,300	559,230
Nippon Telegraph & Telephone Corp.	JP	15,600	752,416
Telecom Italia SpA	IT	512,400	712,743
Telecom Italia SpA RSP	IT	163,600	190,328
Telefonica SA	ES	17,700	432,300

	Country Code**	Shares	Value

Telenor ASA	NO	16,500	$270,027
Telstra Corp., Ltd.	AU	146,200	454,300

			3,555,675

ELECTRIC UTILITIES – 3.1%
E.ON AG	DE	38,200	1,085,811
EDP – Energias de Portugal SA	PT	102,000	361,982
Enel SpA	IT	47,928	313,170
Iberdrola SA	ES	24,800	220,640
Kyushu Electric Power Co., Inc.	JP	10,500	189,059
The Kansai Electric Power Co., Inc.	JP	11,300	225,025
The Tokyo Electric Power Co., Inc.	JP	71,500	289,442

			2,685,129

ELECTRICAL EQUIPMENT – 1.4%
Furukawa Electric Co., Ltd.	JP	54,000	225,455
Mitsubishi Electric Corp.	JP	38,000	441,412
Sumitomo Electric Industries Ltd.	JP	37,800	551,337

			1,218,204

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
AU Optronics Corp. ADR*	TW	7,374	50,733
Hitachi Ltd.	JP	41,000	243,335
LG Display Co., Ltd. ADR	KR	7,700	108,185

			402,253

ENERGY EQUIPMENT & SERVICES – 0.6%
Precision Drilling Corp.*	CA	20,800	298,699
Transocean Ltd.	CH	3,100	202,381

			501,080

FOOD & STAPLES RETAILING – 1.3%
Carrefour SA	FR	3,600	147,994
Delhaize Group	BE	6,135	460,343
Koninklijke Ahold NV	NL	36,600	492,097

			1,100,434

FOOD PRODUCTS – 2.5%
Ajinomoto Co., Inc.	JP	27,000	320,540

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CSM NV	NL	7,600	$256,031
Goodman Fielder Ltd.	AU	193,300	220,200
Nestle SA	CH	22,085	1,374,316

			2,171,087

GAS UTILITIES – 0.9%
Gas Natural SDG SA	ES	26,200	548,764
Tokyo Gas Co., Ltd.	JP	61,000	275,315

			824,079

HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%
Smith & Nephew PLC	GB	23,500	251,842

HEALTH CARE PROVIDERS & SERVICES – 0.3%
Medipal Holdings Corp.	JP	33,600	297,806

HOTELS, RESTAURANTS & LEISURE – 0.4%
Thomas Cook Group PLC	GB	42,500	90,824
Tui Travel PLC	GB	81,600	293,694

			384,518

HOUSEHOLD DURABLES – 1.4%
Sharp Corp.	JP	52,000	474,554
Sony Corp.	JP	22,500	593,668
Taylor Wimpey PLC*	GB	332,800	201,709

			1,269,931

INDUSTRIAL CONGLOMERATES – 1.9%
Cookson Group PLC	GB	24,900	268,989
Hutchison Whampoa Ltd.	HK	16,000	173,359
Koninklijke Philips Electronics NV	NL	6,820	175,274
SembCorp Industries Ltd.	SG	67,000	272,840
Siemens AG	DE	5,700	783,298

			1,673,760

INSURANCE – 4.5%
Aegon NV*	NL	75,500	514,458
Allianz SE	DE	7,750	1,080,713
Aviva PLC	GB	79,300	558,196
Catlin Group, Ltd.	BM	43,500	280,455
Hannover Rueckversicherung AG	DE	3,900	202,823
Industrial Alliance Insurance and Financial Services, Inc.	CA	807	33,554

	Country Code**	Shares	Value

Insurance Australia Group Ltd.	AU	44,800	$163,787
Muenchener Rueckversicherungs AG	DE	3,850	587,722
Prudential PLC	GB	19,000	219,389
Zurich Financial Services AG*	CH	1,070	270,752

			3,911,849

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Namco Bandai Holdings, Inc.	JP	10,600	127,596

MEDIA – 1.1%
Informa PLC	JE	49,200	341,503
Vivendi	FR	23,690	660,310

			1,001,813

METALS & MINING – 8.3%
Anglo American PLC	GB	6,200	307,482
BHP Billiton Ltd.	AU	5,000	236,304
BHP Billiton PLC	GB	28,800	1,131,661
Dowa Holdings Co., Ltd.	JP	35,000	217,223
Glencore International PLC	JE	43,900	345,945
Hindalco Industries, Ltd. GDR (1)	IN	26,390	106,587
JFE Holdings, Inc.	JP	18,700	514,281
KGHM Polska Miedz SA	PL	3,000	215,467
Mitsubishi Materials Corp.	JP	79,000	247,289
New Gold, Inc.*	CA	25,300	261,014
OneSteel Ltd.	AU	122,000	243,633
Rio Tinto PLC	GB	24,900	1,797,923
ThyssenKrupp AG	DE	12,600	654,666
Vale SA ADR	BR	4,100	118,736
Xstrata PLC	GB	41,227	908,041

			7,306,252

MULTI-LINE RETAIL – 0.3%
PPR	FR	1,500	267,158

MULTI-UTILITIES – 0.7%
Centrica PLC	GB	33,700	174,986
GDF Suez	FR	8,300	303,345
RWE AG	DE	3,250	180,560

			658,891

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

OFFICE ELECTRONICS – 0.3%
Konica Minolta Holdings, Inc.	JP	29,500	$246,398

OIL, GAS & CONSUMABLE FUELS – 9.8%
BG Group PLC	GB	6,000	136,236
BP PLC	GB	142,500	1,049,226
Caltex Australia Ltd.	AU	20,900	265,187
China Petroleum & Chemical Corp.	CN	142,000	144,511
Eni SpA	IT	29,500	699,119
Gazprom OAO ADR	RU	7,400	107,670
JX Holdings, Inc.	JP	51,400	345,719
Lukoil ADR	RU	2,100	134,091
Nexen, Inc.	CA	27,260	614,477
OMV AG	AT	10,900	476,182
Penn West Petroleum Ltd.	CA	18,421	425,357
Petroleo Brasileiro SA ADR	BR	4,200	128,856
Royal Dutch Shell PLC, A Shares	GB	60,516	2,148,843
Statoil ASA	NO	8,650	218,983
Suncor Energy, Inc.	CA	6,796	266,358
Tatneft ADR	RU	3,200	137,920
Thai Oil PCL NVDR	TH	51,800	126,077
Total SA	FR	19,400	1,121,581

			8,546,393

PAPER & FOREST PRODUCTS – 1.0%
Mondi PLC	GB	33,200	330,449
Oji Paper Co., Ltd.	JP	55,000	263,784
UPM-Kymmene OYJ	FI	13,800	252,487

			846,720

PHARMACEUTICALS – 7.9%
AstraZeneca PLC	GB	30,500	1,524,429
Bayer AG	DE	5,800	465,836
GlaxoSmithKline PLC	GB	23,300	499,418
Novartis AG	CH	25,210	1,545,048
Novo Nordisk AS	DK	2,750	344,518
Otsuka Holdings Co., Ltd.	JP	13,300	351,926
Roche Holding AG	CH	7,700	1,289,140
Sanofi-Aventis SA	FR	10,949	880,744

			6,901,059

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.1%
Evergrande Real Estate Group Ltd.	KY	131,000	86,295

	Country Code**	Shares	Value

Mitsui Fudosan Co., Ltd.	JP	15,000	$258,343
New World Development, Ltd.	HK	188,939	286,851
Sumitomo Realty & Development Co., Ltd.	JP	14,000	312,895

			944,384

ROAD & RAIL – 1.2%
East Japan Railway Co.	JP	8,400	481,075
FirstGroup PLC	GB	43,700	239,331
Nippon Express Co., Ltd.	JP	79,000	320,117

			1,040,523

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Advanced Semiconductor Engineering, Inc. ADR	TW	21,900	123,516
Samsung Electronics Co., Ltd. GDR	KR	300	116,431
Sumco Corp.*	JP	16,500	279,352

			519,299

SPECIALTY RETAIL – 0.5%
Esprit Holdings Ltd.	BM	83,207	259,980
Kingfisher PLC	GB	39,200	168,387

			428,367

TOBACCO – 2.0%
British American Tobacco PLC	GB	4,700	206,102
Imperial Tobacco Group PLC	GB	18,800	625,899
Japan Tobacco, Inc.	JP	232	895,537

			1,727,538

TRADING COMPANIES & DISTRIBUTORS – 2.3%
Marubeni Corp.	JP	29,000	192,728
Mitsubishi Corp.	JP	24,500	611,957
Mitsui & Co., Ltd.	JP	26,000	449,543
Rexel SA	FR	18,893	468,044
Sumitomo Corp.	JP	18,900	257,121

			1,979,393

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES – 1.6%
Vodafone Group PLC	GB	538,800	$1,428,704

Total Common Stocks (Cost $79,403,858)			85,930,633

EQUITY LINKED SECURITIES – 0.4%
COMMERCIAL BANKS – 0.1%
Hana Financial Group, Inc. (Deutsche Bank AG), expires 11/18/19* (1)	DE	3,400	118,784

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.2%
AU Optronics Corp., (Credit Suisse Group AG), expires 2/17/12* (1)	CH	19,947	13,604
LG Electronics, Inc., (Deutsche Bank AG), expires 5/21/18* (1)	DE	1,400	108,706

			122,310

	Country Code**	Shares	Value

METALS & MINING – 0.1%
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14* (1)		7,300	$99,660

Total Equity Linked Securities (Cost $338,674)			340,754

PREFERRED STOCKS – 0.3%
AUTOMOBILES – 0.3%
Volkswagen AG (Cost $176,760)	DE	1,100	227,475

SHORT TERM INVESTMENTS – 2.3%
MUTUAL FUNDS – 2.3%
AllianceBernstein Government Short Term Investment Fund (Cost $2,066,246)		2,066,246	2,066,246

TOTAL INVESTMENTS – 101.1%
(Cost $81,985,538)			88,565,108
Liabilities in excess of other assets – (1.1)%			(959,002)

NET ASSETS – 100.0%			$87,606,106

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy

JE	Jersey
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
NL	Netherlands
NO	Norway
PL	Poland
PT	Portugal
RU	Russia
SE	Sweden
SG	Singapore
TH	Thailand
TR	Turkey
TW	Taiwan, Province of China

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

Japan	22.9%
Great Britain	21.2
France	10.1
Germany	9.4
Switzerland	6.3
Australia	5.5
Canada	3.7
Netherlands	3.7
Italy	2.9
Spain	2.8
United States	2.5
Other (individually less than 2%)	10.1

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $447,341, representing 0.5% of net assets.
(2)	At the period end, cash of $27,247 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	DJ Euro Stoxx 50 Index September Futures	9/16/11	9	360,364	371,702	11,338

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
State Street Bank and Trust Co.	CAD	1,105,000	USD	1,139,434	8/15/11	(5,141)
State Street Bank and Trust Co.	CAD	1,651,000	USD	1,700,064	8/15/11	(10,065)
State Street Bank and Trust Co.	JPY	161,928,000	USD	1,948,827	8/15/11	(63,085)
State Street Bank and Trust Co.	USD	1,177,525	JPY	95,827,000	8/15/11	13,100
State Street Bank and Trust Co.	USD	820,947	JPY	66,101,000	8/15/11	340

Net unrealized depreciation						(64,851)

CAD	—	Canadian Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$775,782	$—	$775,782
Airlines	—	650,267	—	650,267
Auto Components	589,388	1,962,510	—	2,551,898
Automobiles	—	3,708,337	—	3,708,337
Beverages	—	410,928	—	410,928
Building Products	—	620,220	—	620,220
Capital Markets	—	1,312,472	—	1,312,472
Chemicals	360,028	3,455,299	—	3,815,327
Commercial Banks	658,247	12,205,785	—	12,864,032
Commercial Services & Supplies	—	268,831	—	268,831
Communications Equipment	—	504,994	—	504,994
Computers & Peripherals	—	911,087	—	911,087
Construction & Engineering	—	900,613	—	900,613
Containers & Packaging	—	245,980	—	245,980
Distributors	—	294,794	—	294,794
Diversified Financial Services	—	1,876,936	—	1,876,936
Diversified Telecommunication Services	—	3,555,675	—	3,555,675
Electric Utilities	—	2,685,129	—	2,685,129
Electrical Equipment	—	1,218,204	—	1,218,204
Electronic Equipment, Instruments & Components	158,918	243,335	—	402,253
Energy Equipment & Services	298,699	202,381	—	501,080
Food & Staples Retailing	—	1,100,434	—	1,100,434
Food Products	—	2,171,087	—	2,171,087
Gas Utilities	—	824,079	—	824,079
Health Care Equipment & Supplies	—	251,842	—	251,842
Health Care Providers & Services	—	297,806	—	297,806
Hotels, Restaurants & Leisure	—	384,518	—	384,518
Household Durables	—	1,269,931	—	1,269,931
Industrial Conglomerates	—	1,673,760	—	1,673,760
Insurance	33,554	3,878,295	—	3,911,849
Leisure Equipment & Products	—	127,596	—	127,596
Media	—	1,001,813	—	1,001,813
Metals & Mining	379,750	6,926,502	—	7,306,252
Multi-Line Retail	—	267,158	—	267,158
Multi-Utilities	—	658,891	—	658,891
Office Electronics	—	246,398	—	246,398
Oil, Gas & Consumable Fuels	1,680,638	6,865,755	—	8,546,393
Paper & Forest Products	—	846,720	—	846,720

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Assets (Continued)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Pharmaceuticals	$—	$6,901,059	$—	$6,901,059
Real Estate Management & Development	—	944,384	—	944,384
Road & Rail	—	1,040,523	—	1,040,523
Semiconductors & Semiconductor Equipment	123,516	395,783	—	519,299
Specialty Retail	—	428,367	—	428,367
Tobacco	—	1,727,538	—	1,727,538
Trading Companies & Distributors	—	1,979,393	—	1,979,393
Wireless Telecommunication Services	—	1,428,704	—	1,428,704

Total Common Stocks	4,282,738	81,647,895	—	85,930,633

Equity Linked Securities (a)	—	340,754	—	340,754
Preferred Stocks (a)	—	227,475	—	227,475
Short Term Investments
Mutual Funds	2,066,246	—	—	2,066,246

Total Investments	6,348,984	82,216,124	—	88,565,108

Financial Derivative Instruments
Futures Contracts	—	11,338	—	11,338
Forward Foreign Currency Exchange Contracts	—	13,440	—	13,440

Total Financial Derivative Instruments	$—	$24,778	$—	$24,778

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(78,291)	$—	$(78,291)

Total Financial Derivative Instruments	$—	$(78,291)	$—	$(78,291)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 97.9%
AEROSPACE & DEFENSE – 0.6%
BAE Systems PLC	GB	20,653	$105,654
Cobham PLC	GB	6,926	23,506
Elbit Systems Ltd.	IL	153	7,274
European Aeronautic Defense and Space Co., NV	NL	2,465	82,497
Finmeccanica SpA	IT	2,341	28,325
Rolls-Royce Holdings PLC*	GB	11,075	114,691
Safran SA	FR	991	42,287
Singapore Technologies Engineering Ltd.	SG	9,000	22,100
Thales SA	FR	563	24,247

			450,581

AIR FREIGHT & LOGISTICS – 0.3%
Deutsche Post AG	DE	5,141	98,834
PostNL NV	NL	1,964	16,642
TNT Express NV*	NL	2,162	22,423
Toll Holdings Ltd.	AU	3,741	19,516
Yamato Holdings Co., Ltd.	JP	2,300	36,181

			193,596

AIRLINES – 0.2%
Air France-KLM*	FR	787	12,087
All Nippon Airways Co., Ltd.	JP	5,000	16,310
Cathay Pacific Airways Ltd.	HK	7,000	16,248
Deutsche Luftansa AG	DE	1,352	29,448
International Consolidated Airlines Group SA*	ES	5,615	22,791
Qantas Airways Ltd.*	AU	6,464	12,825
Ryanair Holdings PLC ADR	IE	303	8,890
Singapore Airlines Ltd.	SG	3,000	34,781

			153,380

AUTO COMPONENTS – 0.8%
Aisin Seiki Co., Ltd.	JP	1,200	46,435
Bridgestone Corp.	JP	4,000	92,162
Compagnie Generale Des Etablissements Michelin	FR	1,070	104,796
Continental AG*	DE	464	48,895
Denso Corp.	JP	2,900	107,858
Koito Manufacturing Co., Ltd.	JP	1,000	17,475

	Country Code**	Shares	Value

NGK Spark Plug Co., Ltd.	JP	1,000	$13,817
NHK Spring Co., Ltd.	JP	1,000	10,226
NOK Corp.	JP	600	10,283
Nokian Renkaat OYJ	FI	648	32,538
Pirelli & C. SpA	IT	1,386	14,988
Stanley Electric Co., Ltd.	JP	800	14,044
Sumitomo Rubber Industries Ltd.	JP	1,000	12,101
Toyoda Gosei Co., Ltd.	JP	400	9,084
Toyota Boshoku Corp.	JP	400	6,646
Toyota Industries Corp.	JP	1,100	36,317

			577,665

AUTOMOBILES – 3.2%
Bayerische Motoren Werke AG	DE	1,983	198,020
Daihatsu Motor Co., Ltd.	JP	1,000	17,019
Daimler AG	DE	5,423	408,957
Fiat SpA	IT	4,497	49,413
Fuji Heavy Industries Ltd.	JP	4,000	31,084
Honda Motor Co., Ltd.	JP	9,800	377,564
Isuzu Motors Ltd.	JP	7,000	33,138
Mazda Motor Corp.*	JP	9,000	23,717
Mitsubishi Motors Corp.*	JP	23,000	28,060
Nissan Motor Co., Ltd.	JP	14,800	155,536
Peugeot SA	FR	903	40,510
Renault SA	FR	1,169	69,357
Suzuki Motor Corp.	JP	2,000	45,083
Toyota Motor Corp.	JP	16,500	679,457
Volkswagen AG	DE	176	32,375
Yamaha Motor Co., Ltd.*	JP	1,600	29,388

			2,218,678

BEVERAGES – 2.0%
Anheuser-Busch Inbev NV	BE	4,805	278,870
Asahi Breweries Ltd.	JP	2,400	48,344
Carlsberg A/S, Class B	DK	631	68,705
Coca-Cola Amatil Ltd.	AU	3,368	41,325
Coca-Cola Hellenic Bottling Co. SA*	GR	1,059	28,446
Coca-Cola West Co., Ltd.	JP	400	7,664
Diageo PLC	GB	14,992	306,720
Foster’s Group Ltd.	AU	11,383	62,875

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Heineken Holding NV	NL	661	$33,839
Heineken NV	NL	1,574	94,734
Kirin Holdings Co., Ltd.	JP	5,000	69,705
Pernod-Ricard SA	FR	1,196	117,957
SABMiller PLC	GB	5,700	208,053

			1,367,237

BIOTECHNOLOGY – 0.2%
Actelion Ltd.*	CH	639	31,531
CSL Ltd.	AU	3,281	116,626
Grifols SA	ES	806	16,169

			164,326

BUILDING PRODUCTS – 0.6%
Asahi Glass Co., Ltd.	JP	6,000	70,214
Assa Abloy AB	SE	1,822	48,972
Compagnie de Saint-Gobain	FR	2,390	154,915
Daikin Industries Ltd.	JP	1,400	49,625
Geberit AG*	CH	227	53,853
JS Group Corp.	JP	1,600	41,269
Nippon Sheet Glass Co., Ltd.	JP	5,000	15,546
TOTO Ltd.	JP	2,000	15,566

			449,960

CAPITAL MARKETS – 2.1%
3i Group PLC	GB	5,742	25,930
Credit Suisse Group AG*	CH	6,747	262,946
Daiwa Securities Group, Inc.	JP	10,000	44,059
Deutsche Bank AG	DE	5,565	328,449
GAM Holding AG*	CH	1,155	19,004
ICAP PLC	GB	3,315	25,142
Investec PLC	GB	2,747	22,297
Julius Baer Group, Ltd.*	CH	1,273	52,585
Macquarie Group Ltd.	AU	2,036	68,685
Man Group PLC	GB	11,101	42,226
Mediobanca SpA	IT	3,001	30,391
Mizuho Securities Co., Ltd.*	JP	3,000	7,230
Nomura Holdings, Inc.	JP	21,000	103,629
Ratos AB	SE	1,112	21,374
SBI Holdings, Inc.	JP	117	10,873
Schroders PLC	GB	646	16,039
UBS AG*	CH	21,790	397,658

			1,478,517

	Country Code**	Shares	Value

CHEMICALS – 3.7%
Air Liquide SA	FR	1,702	$243,832
Air Water, Inc.	JP	1,000	12,047
Akzo Nobel NV	NL	1,366	86,305
Arkema SA	FR	321	33,015
Asahi Kasei Corp.	JP	8,000	53,912
BASF SE	DE	5,500	539,117
Daicel Chemical Industries Ltd.	JP	2,000	13,213
Denki Kagaku Kogyo KK	JP	3,000	14,463
Givaudan SA*	CH	49	51,835
Hitachi Chemical Co., Ltd.	JP	600	11,904
Incitec Pivot Ltd.	AU	9,632	40,115
Israel Chemicals Ltd.	IL	2,633	42,018
Johnson Matthey PLC	GB	1,282	40,484
JSR Corp.	JP	1,000	19,383
K+S AG	DE	1,041	79,937
Kaneka Corp.	JP	2,000	13,141
Kansai Paint Co., Ltd.	JP	1,000	9,111
Koninklijke DSM NV	NL	942	61,132
Kuraray Co., Ltd.	JP	2,000	29,300
Lanxess AG	DE	496	40,686
Linde AG	DE	1,013	177,727
Makhteshim-Agan Industries Ltd.*	IL	1,491	8,331
Mitsubishi Chemical Holdings Corp.	JP	8,000	56,689
Mitsubishi Gas Chemical Co., Inc.	JP	2,000	14,653
Mitsui Chemicals, Inc.	JP	5,000	18,219
Nitto Denko Corp.	JP	1,000	50,811
Novozymes A/S, Class B	DK	273	44,482
Orica Ltd.	AU	2,222	64,419
Shin-Etsu Chemical Co., Ltd.	JP	2,500	134,004
Showa Denko KK	JP	9,000	18,643
Sika AG	CH	12	28,967
Solvay SA	BE	348	53,730
Sumitomo Chemical Co., Ltd.	JP	10,000	49,931
Syngenta AG*	CH	567	191,618
Taiyo Nippon Sanso Corp.	JP	2,000	15,928
Teijin Ltd.	JP	6,000	26,447
The Israel Corporation Ltd.	IL	13	14,213
Toray Industries Inc.	JP	9,000	66,458

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Tosoh Corp.	JP	3,000	$12,047
Ube Industries Ltd.	JP	6,000	18,064
Umicore	BE	686	37,416
Wacker Chemie AG	DE	87	18,792
Yara International ASA	NO	1,115	62,647

			2,619,186

COMMERCIAL BANKS – 12.2%
Alpha Bank AE*	GR	3,104	15,631
Aozora Bank Ltd.	JP	3,000	6,954
Australia & New Zealand Banking Group Ltd.	AU	15,544	368,468
Banca Carige SpA	IT	3,775	8,549
Banca Monte dei Paschi di Siena SpA	IT	25,036	18,950
Banco Bilbao Vizcaya Argentaria SA	ES	25,544	299,855
Banco Comercial Portugues, SA*	PT	17,390	10,344
Banco De Sabadell SA	ES	6,450	26,607
Banco Espirito Santo SA	PT	3,060	11,408
Banco Popolare SC	IT	10,248	23,601
Banco Popular Espanol SA	ES	5,570	31,340
Banco Santander SA	ES	50,538	582,205
Bank Hapoalim BM*	IL	6,264	31,311
Bank Leumi Le-Israel	IL	7,345	34,730
Bank of Cyprus Public Co., Ltd.	CY	4,950	14,595
Bankinter SA	ES	1,360	9,226
Barclays PLC	GB	66,779	273,951
Bendigo and Adelaide Bank Ltd.	AU	2,031	19,368
BNP Paribas	FR	5,742	442,760
BOC Hong Kong Holdings Ltd.	HK	23,000	66,850
Chuo Mitsui Trust Holdings, Inc.	JP	18,000	62,653
Commerzbank AG*	DE	21,105	90,903
Commonwealth Bank of Australia	AU	9,275	522,370
Credit Agricole SA	FR	5,801	87,150
Danske Bank A/S*	DK	3,961	73,310
DBS Group Holdings Ltd.	SG	10,000	119,623
Dexia SA*	BE	3,384	10,537
DnB NOR ASA	NO	5,775	80,454
EFG Eurobank Ergasias SA*	GR	1,985	9,311

	Country Code**	Shares	Value

Erste Group Bank AG	AT	1,163	$60,910
Fukuoka Financial Group, Inc.	JP	5,000	20,898
Hang Seng Bank Ltd.	HK	4,600	73,583
Hokuhoku Financial Group, Inc.	JP	7,000	13,866
HSBC Holdings PLC	GB	106,025	1,051,210
Intesa Sanpaolo	IT	60,730	161,710
Intesa Sanpaolo RSP	IT	5,436	11,718
Israel Discount Bank, Class A*	IL	4,761	9,386
KBC GROEP NV	BE	967	37,944
Lloyds Banking Group PLC*	GB	244,537	192,165
Mitsubishi UFJ Financial Group, Inc.	JP	76,300	371,835
Mizrahi Tefahot Bank Ltd.	IL	788	8,387
Mizuho Financial Group, Inc.	JP	122,900	202,002
Mizuho Trust & Banking Co., Ltd.	JP	9,000	7,974
National Australia Bank, Ltd.	AU	12,990	359,140
National Bank of Greece SA*	GR	5,525	39,730
Natixis	FR	5,031	25,243
Nordea Bank AB	SE	15,792	169,606
Oversea-Chinese Banking Corp., Ltd.	SG	15,000	114,575
Raiffeisen Bank International AG	AT	285	14,681
Resona Holdings, Inc.	JP	11,000	51,753
Royal Bank of Scotland Group PLC*	GB	107,197	66,308
Seven Bank Ltd.	JP	3	5,995
Shinsei Bank Ltd.	JP	8,000	8,002
Skandinaviska Enskilda Banken AB, Class A	SE	8,585	70,195
Societe Generale	FR	3,799	225,000
Standard Chartered PLC	GB	14,060	369,323
Sumitomo Mitsui Financial Group, Inc.	JP	8,000	246,677
Suruga Bank Ltd.	JP	1,000	8,718
Svenska Handelsbanken AB	SE	2,950	90,956
Swedbank AB, Class A	SE	4,895	82,314

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

The Bank of East Asia Ltd.	HK	9,000	$37,169
The Bank of Kyoto Ltd.	JP	2,000	18,415
The Bank of Yokohama Ltd.	JP	8,000	39,992
The Chiba Bank Ltd.	JP	5,000	31,291
The Chugoku Bank Ltd.	JP	1,000	12,372
The Gunma Bank Ltd.	JP	3,000	15,856
The Hachijuni Bank Ltd.	JP	3,000	16,857
The Hiroshima Bank Ltd.	JP	3,000	13,092
The Iyo Bank Ltd.	JP	1,000	9,206
The Joyo Bank Ltd.	JP	4,000	16,805
The Nishi-Nippon City Bank Ltd.	JP	4,000	11,815
The Shizuoka Bank Ltd.	JP	4,000	36,780
UniCredit SpA	IT	80,838	171,111
Unione Di Banche Italiane SCPA	IT	4,747	26,720
United Overseas Bank Ltd.	SG	7,000	112,386
Westpac Banking Corp.	AU	18,015	432,212
Wing Hang Bank Ltd.	HK	1,000	10,986
Yamaguchi Financial Group, Inc.	JP	2,000	18,659

			8,556,542

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Aggreko PLC	GB	1,594	49,386
Babcock International Group PLC	GB	2,037	23,294
Brambles Ltd.	AU	8,888	69,106
Dai Nippon Printing Co., Ltd.	JP	3,000	33,811
Edenred	FR	942	28,722
G4S PLC	GB	8,732	39,253
Secom Co., Ltd.	JP	1,300	62,330
Securitas AB	SE	1,739	18,412
Serco Group PLC	GB	2,906	25,778
Societe BIC SA	FR	168	16,229
Toppan Printing Co., Ltd.	JP	3,000	23,276

			389,597

COMMUNICATIONS EQUIPMENT – 0.7%
Alcatel-lucent*	FR	13,698	79,046
Nokia OYJ	FI	22,498	145,128
Telefonaktiebolaget LM Ericsson	SE	18,031	259,565

			483,739

	Country Code**	Shares	Value

COMPUTERS & PERIPHERALS – 0.3%
Fujitsu Ltd.	JP	11,000	$62,875
NEC Corp.*	JP	15,000	34,254
Seiko Epson Corp.	JP	800	13,867
Toshiba Corp.	JP	24,000	126,536

			237,532

CONSTRUCTION & ENGINEERING – 0.8%
Acs Actividades De Construccion Y Servicios SA	ES	849	40,071
Balfour Beatty PLC	GB	3,810	18,890
Bouygues SA	FR	1,453	63,894
Chiyoda Corp.	JP	1,000	11,527
Eiffage SA	FR	236	15,600
Ferrovial SA	ES	2,128	26,888
Fomento de Construcciones y Contratas SA	ES	313	9,549
Hochtief AG	DE	246	20,556
JGC Corp.	JP	1,000	27,397
Kajima Corp.	JP	5,000	14,345
Kinden Corp.	JP	1,000	8,556
Koninklijke Boskalis Westminster NV	NL	395	18,690
Leighton Holdings Ltd.	AU	835	18,836
Obayashi Corp.	JP	4,000	17,471
Shimizu Corp.	JP	4,000	16,670
Skanska AB, Class B	SE	2,336	41,875
Taisei Corp.	JP	6,000	13,769
Vinci SA	FR	2,663	170,905

			555,489

CONSTRUCTION MATERIALS – 0.6%
Boral Ltd.	AU	4,023	19,074
Cimpor Cimentos de Portugal SGPS SA	PT	1,234	9,421
CRH PLC	IE	4,301	95,876
Fletcher Building Ltd.	NZ	3,999	28,615
HeidelbergCement AG	DE	860	55,002
Holcim Ltd.*	CH	1,451	109,732
Imerys SA	FR	210	14,773
James Hardie Industries SE CDI*	IE	2,541	16,099
Lafarge SA	FR	1,214	77,355

			425,947

CONSUMER FINANCE – 0.0% +
Aeon Credit Service Co., Ltd.	JP	400	5,479
Credit Saison Co., Ltd.	JP	900	15,150

			20,629

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CONTAINERS & PACKAGING – 0.1%
Amcor Ltd.	AU	7,135	$55,289
Rexam PLC	GB	5,036	30,961
Toyo Seikan Kaisha Ltd.	JP	900	15,153

			101,403

DISTRIBUTORS – 0.1%
Jardine Cycle & Carriage Ltd.	SG	1,000	35,089
Li & Fung Ltd.	BM	34,000	67,956

			103,045

DIVERSIFIED CONSUMER SERVICES – 0.0%+
Benesse Holdings, Inc.	JP	400	17,185

DIVERSIFIED FINANCIAL SERVICES – 1.3%
ASX Ltd.	AU	1,007	32,993
CaixaBank	ES	5,000	34,817
Deutsche Boerse AG	DE	1,152	87,471
Eurazeo	FR	176	12,835
Exor SpA	IT	399	12,479
Groupe Bruxelles Lambert SA	BE	474	42,108
Hong Kong Exchanges and Clearing Ltd.	HK	6,200	130,633
Industrivarden AB	SE	686	11,351
ING Groep NV – CVA*	NL	22,933	282,615
Investor AB	SE	2,769	63,502
Kinnevik Investment AB, Class B	SE	1,193	26,499
London Stock Exchange Group PLC	GB	869	14,805
Mitsubishi UFJ Lease & Finance Co., Ltd.	JP	340	13,158
Orix Corp.	JP	630	61,281
Pargesa Holding SA	CH	157	14,551
Pohjola Bank PLC	FI	811	10,491
Singapore Exchange Ltd.	SG	5,000	30,725

			882,314

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.4%
Belgacom SA	BE	949	33,815
Bezeq Israeli Telecommunication Corp Ltd.	IL	10,141	25,674
BT Group PLC	GB	46,565	150,983
Deutsche Telekom AG	DE	16,818	262,430
Elisa OYJ	FI	856	18,423

	Country Code**	Shares	Value

France Telecom SA	FR	11,101	$236,046
Hellenic Telecommunications Organization SA	GR	1,430	13,342
Iliad SA	FR	111	14,896
Inmarsat PLC	GB	2,636	23,552
Koninklijke KPN NV	NL	9,478	137,857
Nippon Telegraph & Telephone Corp.	JP	2,900	139,872
PCCW Ltd.	HK	24,000	10,387
Portugal Telecom SGPS SA	PT	3,903	38,369
Singapore Telecommunications Ltd.	SG	49,000	125,855
Swisscom AG	CH	142	65,098
TDC A/S*	DK	2,159	19,704
Tele2 AB, Class B	SE	1,868	36,871
Telecom Corp. of New Zealand Ltd.	NZ	10,903	22,222
Telecom Italia SpA	IT	55,368	77,016
Telecom Italia SpA RSP	IT	35,210	40,963
Telefonica SA	ES	24,595	600,702
Telekom Austria AG	AT	1,946	24,834
Telenor ASA	NO	4,517	73,922
TeliaSonera AB	SE	12,833	94,137
Telstra Corp., Ltd.	AU	26,263	81,609

			2,368,579

ELECTRIC UTILITIES – 2.5%
Acciona S.A	ES	148	15,713
Cheung Kong Infrastructure Holdings Ltd.	BM	3,000	15,569
Chubu Electric Power Co., Inc.	JP	4,200	82,021
CLP Holdings Ltd.	HK	11,500	102,091
Contact Energy Ltd.*	NZ	2,068	9,189
E.ON AG	DE	10,783	306,500
EDP – Energias de Portugal SA	PT	11,210	39,783
Electricite de France	FR	1,476	57,866
Enel SpA	IT	39,410	257,512
Fortum OYJ	FI	2,608	75,620
Hokkaido Electric Power Co.	JP	1,100	18,297
Hokuriku Electric Power Co.	JP	1,000	19,083
Hongkong Electric Holdings Ltd.	HK	8,500	64,096

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Iberdrola SA	ES	22,658	$201,584
Kyushu Electric Power Co., Inc.	JP	2,500	45,014
Public Power Corp. SA	GR	700	10,037
Red Electrica Corp. SA	ES	646	38,970
Scottish & Southern Energy PLC	GB	5,577	124,733
Shikoku Electric Power Co., Inc.	JP	1,100	24,980
SP Ausnet	AU	8,617	8,740
Terna Rete Elettrica Nazionale SpA	IT	6,900	32,082
The Chugoku Electric Power Co., Inc.	JP	1,700	29,435
The Kansai Electric Power Co., Inc.	JP	4,600	91,603
The Tokyo Electric Power Co., Inc.	JP	9,000	36,433
Tohoku Electric Power Co., Inc.	JP	2,600	37,520
Verbund AG	AT	410	17,850

			1,762,321

ELECTRICAL EQUIPMENT – 1.6%
ABB Ltd.*	CH	13,125	341,018
Alstom SA	FR	1,246	76,747
Bekaert NV	BE	216	16,448
Fuji Electric Holdings Co., Ltd.	JP	3,000	9,372
Furukawa Electric Co., Ltd.	JP	4,000	16,700
GS Yuasa Corp.	JP	2,000	13,348
Legrand SA	FR	1,146	48,238
Mabuchi Motor Co., Ltd.	JP	200	10,094
Mitsubishi Electric Corp.	JP	12,000	139,393
Nidec Corp.	JP	700	65,352
Prysmian SpA	IT	1,186	23,874
Schneider Electric SA	FR	1,466	244,781
Sumitomo Electric Industries Ltd.	JP	4,700	68,552
Ushio, Inc.	JP	600	11,863
Vestas Wind Systems A/S*	DK	1,196	27,764

			1,113,544

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Citizen Holdings Co., Ltd.	JP	1,600	9,578

	Country Code**	Shares	Value

Foxconn International Holdings Ltd.*	KY	14,000	$6,195
FUJIFILM Holdings Corp.	JP	2,900	90,448
Hamamatsu Photonics KK	JP	400	17,295
Hirose Electric Co., Ltd.	JP	200	20,502
Hitachi High-Technologies Corp.	JP	400	8,764
Hitachi Ltd.	JP	27,000	160,245
Hoya Corp.	JP	2,600	57,560
Ibiden Co., Ltd.	JP	700	21,916
Keyence Corp.	JP	200	56,786
Kyocera Corp.	JP	900	91,636
Murata Manufacturing Co., Ltd.	JP	1,200	80,230
Nippon Electric Glass Co., Ltd.	JP	2,000	25,662
Omron Corp.	JP	1,200	33,370
Shimadzu Corp.	JP	1,000	9,159
TDK Corp.	JP	800	44,129
Yaskawa Electric Corp.	JP	1,000	11,227
Yokogawa Electric Corp.*	JP	1,300	11,095

			755,797

ENERGY EQUIPMENT & SERVICES – 0.9%
Aker Solutions ASA	NO	924	18,461
Amec PLC	GB	2,001	34,965
Compagnie Generale de Geophysique-Veritas*	FR	825	30,236
Fugro NV	NL	430	30,972
Petrofac Ltd.	JE	1,543	37,521
Saipem SpA	IT	1,565	80,817
SBM Offshore NV	NL	1,001	26,467
Seadrill Ltd.	BM	1,892	66,520
Subsea 7 SA*	LU	1,652	42,254
Technip SA	FR	603	64,636
Tenaris SA	LU	2,779	63,525
Transocean Ltd.	CH	1,887	123,191
Worleyparsons Ltd.	AU	1,149	34,984

			654,549

FOOD & STAPLES RETAILING – 2.2%
Aeon Co., Ltd.	JP	3,600	43,453
Carrefour SA	FR	3,480	143,061
Casino Guichard-Perrachon SA	FR	316	29,783
Colruyt SA	BE	481	24,065

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Delhaize Group	BE	589	$44,196
FamilyMart Co., Ltd.	JP	400	14,687
J Sainsbury PLC	GB	7,238	38,342
Jeronimo Martins SGPS SA	PT	1,268	24,353
Kesko OYJ, Class B	FI	377	17,533
Koninklijke Ahold NV	NL	7,172	96,429
Lawson, Inc.	JP	400	20,984
Metcash Ltd.	AU	4,345	19,391
Metro AG	DE	755	45,721
Olam International Ltd.	SG	9,000	20,007
Seven & I Holdings Co., Ltd.	JP	4,600	123,712
Tesco PLC	GB	48,178	311,277
Wesfarmers Ltd.	AU	6,018	206,248
Wesfarmers Ltd. PPS	AU	877	30,413
William Morrison Supermarkets PLC	GB	13,753	65,780
Woolworths Ltd.	AU	7,262	216,674

			1,536,109

FOOD PRODUCTS – 3.6%
Ajinomoto Co., Inc.	JP	4,000	47,487
Aryzta AG	CH	479	25,726
Associated British Foods PLC	GB	2,212	38,484
Golden Agri-resources Ltd.	MU	41,000	22,778
Groupe Danone	FR	3,491	260,614
Kerry Group PLC, Class A	IE	804	33,328
Kikkoman Corp.	JP	1,000	10,539
Lindt & Spruengli AG	CH	6	52,102
MEIJI Holdings Co., Ltd.	JP	400	16,865
Nestle SA	CH	20,748	1,291,117
Nippon Meat Packers, Inc.	JP	1,000	14,345
Nisshin Seifun Group Inc.	JP	1,000	12,499
Nissin Foods Holdings Co., Ltd.	JP	400	14,571
Parmalat SpA*	IT	7,047	26,509
Suedzucker AG	DE	386	13,744
Toyo Suisan Kaisha Ltd.	JP	1,000	23,658
Unilever NV	NL	9,753	320,100
Unilever PLC	GB	7,684	247,932
Wilmar International Ltd.	SG	12,000	53,088
Yakult Honsha Co., Ltd.	JP	600	17,356
Yamazaki Baking Co., Ltd.	JP	1,000	13,389

			2,556,231

	Country Code**	Shares	Value

GAS UTILITIES – 0.5%
Enagas	ES	1,005	$24,335
Gas Natural SDG SA	ES	1,997	41,828
Hong Kong & China Gas Co., Ltd.	HK	29,500	67,110
Osaka Gas Co., Ltd.	JP	12,000	45,517
Snam Rete Gas SpA	IT	9,851	58,308
Toho Gas Co., Ltd.	JP	3,000	16,235
Tokyo Gas Co., Ltd.	JP	15,000	67,700

			321,033

HEALTH CARE EQUIPMENT & SUPPLIES – 0.7%
Cochlear Ltd.	AU	336	26,005
Coloplast A/S, Class B	DK	129	19,617
Essilor International SA	FR	1,223	99,233
Getinge AB, Class B	SE	1,163	31,275
Olympus Corp.	JP	1,300	43,865
Smith & Nephew PLC	GB	5,288	56,670
Sonova Holding AG*	CH	285	26,610
Straumann Holding AG	CH	46	11,093
Synthes, Inc. (1)		397	69,916
Sysmex Corp.	JP	400	15,045
Terumo Corp.	JP	1,000	54,134
William Demant Holding A/S*	DK	136	12,282

			465,745

HEALTH CARE PROVIDERS & SERVICES – 0.4%
Alfresa Holdings Corp.	JP	200	7,773
Celesio AG	DE	496	9,904
Fresenius Medical Care AG & Co.	DE	1,182	88,407
Fresenius SE	DE	690	72,023
Medipal Holdings Corp.	JP	900	7,977
Miraca Holdings, Inc.	JP	300	12,155
Ramsay Health Care Ltd.	AU	765	14,945
Sonic Healthcare Ltd.	AU	2,328	32,216
Suzuken Co., Ltd.	JP	400	9,228

			254,628

HOTELS, RESTAURANTS & LEISURE – 0.9%
Accor SA	FR	912	40,801
Autogrill SpA	IT	707	9,284
Carnival PLC	GB	1,071	41,499
Compass Group PLC	GB	11,185	107,847
Crown Ltd.	AU	2,566	24,666
Echo Entertainment Group, Ltd.*	AU	3,926	17,307
Galaxy Entertainment Group Ltd.*	HK	7,000	14,985

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Genting Singapore PLC*	IM	37,000	$58,335
Intercontinental Hotels Group PLC	GB	1,662	34,023
McDonald’s Holdings Co. Japan Ltd.	JP	400	10,170
OPAP SA	GR	1,300	20,303
Oriental Land Co., Ltd.	JP	300	25,448
Sands China Ltd.*	KY	14,000	37,767
Shangri-La Asia Ltd.	BM	8,500	20,911
SJM Holdings Ltd.	HK	10,000	23,866
Sky City Entertainment Group Ltd.	NZ	3,428	10,303
Sodexo	FR	560	43,867
Tabcorp Holdings Ltd.	AU	3,926	13,889
Tatts Group Ltd.	AU	7,381	19,057
Tui AG*	DE	881	9,576
Tui Travel PLC	GB	2,677	9,635
Whitbread PLC	GB	1,027	26,628
Wynn Macau Ltd.	KY	8,800	28,875

			649,042

HOUSEHOLD DURABLES – 0.7%
Casio Computer Co., Ltd.	JP	1,400	9,880
Electrolux AB, Series B	SE	1,427	34,129
Husqvarna AB	SE	2,597	17,207
Panosonic Corp.	JP	13,300	162,649
Rinnai Corp.	JP	200	14,443
Sekisui Chemical Co., Ltd.	JP	3,000	25,632
Sekisui House Ltd.	JP	3,000	27,933
Sharp Corp.	JP	6,000	54,756
Sony Corp.	JP	6,100	160,950

			507,579

HOUSEHOLD PRODUCTS – 0.4%
Henkel AG & Co. KGaA	DE	767	44,019
Reckitt Benckiser Group PLC	GB	3,695	204,082
Unicharm Corp.	JP	700	30,583

			278,684

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
EDP Renovaveis SA*	ES	1,344	8,866
Electric Power Development Co., Ltd.	JP	700	18,921

	Country Code**	Shares	Value

Enel Green Power SPA	IT	10,170	$28,049
Iberdrola Renovables SA	ES	4,754	21,000
International Power PLC	GB	8,964	46,297

			123,133

INDUSTRIAL CONGLOMERATES – 1.8%
Delek Group Ltd.	IL	28	6,293
Fraser and Neave Ltd.	SG	6,000	28,349
Hutchison Whampoa Ltd.	HK	13,000	140,854
Keppel Corp Ltd.	SG	8,700	78,715
Koninklijke Philips Electronics NV	NL	5,945	152,787
NWS Holdings Ltd.	BM	8,000	10,725
Orkla ASA	NO	4,535	43,176
SembCorp Industries Ltd.	SG	6,000	24,433
Siemens AG	DE	4,927	677,072
Smiths Group PLC	GB	2,285	44,076
Wendel	FR	191	23,455

			1,229,935

INSURANCE – 4.5%
Admiral Group PLC	GB	1,151	30,694
Aegon NV*	NL	10,195	69,469
Ageas	BE	12,669	34,316
AIA Group Ltd.*	HK	47,200	164,609
Allianz SE	DE	2,718	379,016
AMP Ltd.	AU	16,621	87,408
Assicurazioni Generali SpA	IT	7,014	147,872
Aviva PLC	GB	17,012	119,748
AXA SA	FR	10,418	236,490
Baloise Holding AG	CH	286	29,511
CNP Assurances	FR	825	17,961
Delta Lloyd NV	NL	586	13,919
Gjensidige Forsikring ASA	NO	1,165	14,360
Hannover Rueckversicherung AG	DE	335	17,422
Insurance Australia Group Ltd.	AU	12,237	44,738
Legal & General Group PLC	GB	34,546	65,445
Mapfre SA	ES	4,370	16,214
MS&AD Insurance Group Holdings, Inc.	JP	3,400	79,583

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Muenchener Rueckversicherungs AG	DE	1,129	$172,347
NKSJ Holdings, Inc.	JP	9,000	59,402
Old Mutual PLC	GB	31,924	68,337
Prudential PLC	GB	15,240	175,973
QBE Insurance Group Ltd.	AU	6,374	118,302
Resolution Ltd.	GG	8,647	40,763
Rsa Insurance Group PLC	GB	20,594	44,545
Sampo OYJ, Class A	FI	2,536	81,874
SCOR SE	FR	1,002	28,441
Sony Financial Holdings, Inc.	JP	1,000	18,080
Standard Life PLC	GB	13,395	45,274
Suncorp Group Ltd.	AU	7,539	65,897
Swiss Life Holding AG*	CH	176	28,864
Swiss Re Ltd.*	CH	2,135	119,885
T&D Holdings, Inc.	JP	1,750	41,654
The Dai-ichi Life Insurance Co., Ltd.	JP	54	75,726
Tokio Marine Holdings, Inc.	JP	4,300	120,376
Tryg A/S	DK	157	9,066
Vienna Insurance Group AG Wiener Versicherung Gruppe	AT	224	12,305
Zurich Financial Services AG*	CH	872	220,651

			3,116,537

INTERNET & CATALOG RETAIL – 0.1%
Home Retail Group PLC	GB	4,721	12,411
Rakuten, Inc.	JP	44	45,541

			57,952

INTERNET SOFTWARE & SERVICES – 0.1%
Dena Co., Ltd.	JP	600	25,804
Gree, Inc.*	JP	500	10,930
United Internet AG	DE	682	14,338
Yahoo Japan Corp.	JP	83	28,564

			79,636

IT SERVICES – 0.3%
Amadeus IT Holding SA, Class A*	ES	1,430	29,724
Atos Origin SA	FR	285	16,099

	Country Code**	Shares	Value

Cap Gemini SA	FR	866	$50,711
Computershare Ltd.	AU	2,680	25,599
Indra Sistemas SA	ES	574	11,840
Itochu Techno-Solutions Corp.	JP	200	7,100
Nomura Research Institute Ltd.	JP	600	13,142
NTT Data Corp.	JP	8	26,587
Otsuka Corp.	JP	100	6,226

			187,028

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Namco Bandai Holdings, Inc.	JP	1,200	14,445
Nikon Corp.	JP	2,000	47,297
Sankyo Co., Ltd.	JP	300	15,500
Sega Sammy Holdings, Inc.	JP	1,200	23,197
Shimano, Inc.	JP	500	27,507
Yamaha Corp.	JP	1,000	11,404

			139,350

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Lonza Group AG*	CH	291	22,798
QIAGEN NV*	NL	1,355	25,984

			48,782

MACHINERY – 3.0%
Alfa Laval AB	SE	2,010	43,348
Amada Co., Ltd.	JP	2,000	15,378
Atlas Copco AB, Shares A	SE	3,978	104,766
Atlas Copco AB, Shares B	SE	2,404	56,713
Cosco Corp. Singapore Ltd.	SG	6,000	9,566
FANUC Corp.	JP	1,100	183,945
Fiat Industrial SPA*	IT	4,550	58,766
GEA Group AG	DE	1,015	36,350
Hexagon AB, Class B	SE	1,576	38,804
Hino Motors Ltd.	JP	2,000	11,679
Hitachi Construction Machinery Co., Ltd.	JP	600	13,451
IHI Corp.	JP	8,000	20,672
Invensys PLC	GB	4,791	24,782
JTEKT Corp.	JP	1,300	19,155
Kawasaki Heavy Industries Ltd.	JP	9,000	35,858
Komatsu Ltd.	JP	5,700	177,972
Kone OYJ, Class B	FI	907	56,981

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Kubota Corp.	JP	7,000	$62,101
Kurita Water Industries Ltd.	JP	700	20,883
Makita Corp.	JP	700	32,619
Man AG	DE	625	83,250
Metso Corp.	FI	757	43,034
Minebea Co., Ltd.	JP	2,000	10,671
Mitsubishi Heavy Industries, Ltd.	JP	18,000	84,640
Mitsui Engineering & Shipbuilding Co., Ltd.	JP	4,000	8,734
Nabtesco Corp.	JP	600	14,535
NGK Insulators Ltd.	JP	2,000	37,259
NSK Ltd.	JP	3,000	29,950
NTN Corp.	JP	3,000	17,090
Sandvik AB	SE	6,070	106,342
Scania AB, Class A	SE	1,893	43,942
Schindler Holding AG	CH	428	52,043
Sembcorp Marine Ltd.	SG	5,000	21,638
SKF AB, Class B	SE	2,367	68,536
SMC Corp.	JP	300	54,081
Sulzer AG	CH	140	22,827
Sumitomo Heavy Industries Ltd.	JP	3,000	20,940
The Japan Steel Works Ltd.	JP	2,000	13,710
The Weir Group PLC	GB	1,255	42,842
THK Co., Ltd.	JP	700	17,890
Vallourec SA	FR	677	82,537
Volvo AB	SE	8,252	144,462
Wartsila OYJ	FI	974	32,936
Yangzijiang Shipbuilding Holdings Ltd.	SG	12,000	14,317
Zardoya Otis SA	ES	814	11,960

			2,103,955

MARINE – 0.3%
AP Moller – Maersk A/S, Class A	DK	3	24,851
AP Moller – Maersk A/S, Class B	DK	8	69,064
Kawasaki Kisen Kaisha Ltd.	JP	4,000	13,985
Kuehne & Nagel International AG	CH	318	48,312
Mitsui Osk Lines Ltd.	JP	7,000	37,665
Neptune Orient Lines Ltd.	SG	5,000	6,254
Nippon Yusen KK	JP	9,000	33,438
Orient Overseas International Ltd.	BM	1,500	9,727

			243,296

	Country Code**	Shares	Value

MEDIA – 1.5%
Axel Springer AG	DE	213	$10,532
British Sky Broadcasting Group PLC	GB	6,868	93,241
Dentsu, Inc.	JP	1,100	32,561
Eutelsat Communications	FR	559	25,166
Fairfax Media Ltd.	AU	13,012	13,736
Hakuhodo Dy Holdings, Inc.	JP	150	8,011
ITV PLC*	GB	21,130	24,262
JC Decaux SA*	FR	387	12,419
Jupiter Telecommunications Co., Ltd.	JP	10	11,188
Kabel Deutschland Holding AG*	DE	418	25,749
Lagardere SCA	FR	674	28,522
Mediaset Espana Comunicacion SA	ES	876	7,617
Mediaset SpA	IT	4,190	19,697
Metropole Television SA	FR	309	7,153
Modern Times Group, Class B	SE	277	18,320
Pearson PLC	GB	4,925	93,168
Publicis Groupe SA	FR	742	41,421
Reed Elsevier NV	NL	4,006	53,816
Reed Elsevier PLC	GB	7,159	65,178
Sanoma OYJ	FI	494	9,166
SES SA	LU	1,759	49,413
Singapore Press Holdings Ltd.	SG	8,000	25,424
Societe Television Francaise 1	FR	684	12,477
Toho Co., Ltd.	JP	700	11,623
Vivendi	FR	7,408	206,483
Wolters Kluwer NV	NL	1,787	39,619
WPP PLC	JE	7,653	95,876

			1,041,838

METALS & MINING – 6.4%
Acerinox SA	ES	587	10,704
Alumina Ltd.	AU	14,647	33,546
Anglo American PLC	GB	7,905	392,040
Antofagasta PLC	GB	2,292	51,291
ArcelorMittal	LU	5,147	178,994
BHP Billiton Ltd.	AU	19,230	908,827
BHP Billiton PLC	GB	13,066	513,412
BlueScope Steel Ltd.	AU	11,309	14,717

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Boliden AB	SE	1,724	$31,840
Daido Steel Co., Ltd.	JP	2,000	13,379
Eramet	FR	32	10,587
Eurasian Natural Resources Corp.	GB	1,428	17,918
Fortescue Metals Group Ltd.	AU	7,247	49,725
Fresnillo PLC	GB	1,077	24,261
Glencore International PLC	JE	4,823	38,007
Hitachi Metals Ltd.	JP	1,000	14,131
Iluka Resources Ltd.	AU	2,431	43,975
JFE Holdings, Inc.	JP	2,900	79,755
Kazakhmys PLC	GB	1,263	27,997
Kobe Steel Ltd.	JP	15,000	34,111
Lonmin PLC	GB	967	22,566
Lynas Corp., Ltd.*	AU	9,826	20,867
Macarthur Coal Ltd.	AU	1,006	11,868
Maruichi Steel Tube Ltd.	JP	300	7,437
Mitsubishi Materials Corp.	JP	7,000	22,055
Newcrest Mining Ltd.	AU	4,581	185,621
Nippon Steel Corp.	JP	31,000	100,569
Nisshin Steel Co., Ltd.	JP	4,000	7,650
Norsk Hydro ASA	NO	5,511	42,187
OneSteel Ltd.	AU	7,302	14,582
Outokumpu OYJ	FI	752	9,965
OZ Minerals Ltd.	AU	1,889	26,880
Randgold Resources Ltd.	JE	536	45,147
Rautaruukki OYJ	FI	491	11,098
Rio Tinto Ltd.	AU	2,609	233,528
Rio Tinto PLC	GB	8,662	625,446
Salzgitter AG	DE	227	17,308
Sims Metal Management Ltd.	AU	930	17,683
SSAB AB, Class A	SE	908	13,565
Sumitomo Metal Industries Ltd.	JP	20,000	44,929
Sumitomo Metal Mining Co., Ltd.	JP	3,000	49,288
ThyssenKrupp AG	DE	2,019	104,902
Vedanta Resources PLC	GB	713	23,968
Voestalpine AG	AT	637	35,134
Xstrata PLC	GB	12,425	273,665
Yamato Kogyo Co., Ltd.	JP	300	9,342

			4,466,467

	Country Code**	Shares	Value

MULTI-LINE RETAIL – 0.4%
Harvey Norman Holdings Ltd.	AU	3,321	$8,893
Isetan Mitsukoshi Holdings Ltd.	JP	2,100	20,573
J Front Retailing Co., Ltd.	JP	3,000	13,253
Lifestyle International Holdings Ltd.	KY	3,500	10,330
Marks & Spencer Group PLC	GB	9,725	56,375
Marui Group Co., Ltd.	JP	1,400	10,633
Next PLC	GB	1,117	41,733
PPR	FR	461	82,106
Takashimaya Co., Ltd.	JP	2,000	13,798

			257,694

MULTI-UTILITIES – 1.4%
A2A SpA	IT	6,481	10,095
AGL Energy Ltd.	AU	2,723	42,861
Centrica PLC	GB	30,873	160,307
GDF Suez	FR	7,410	270,818
National Grid PLC	GB	21,003	206,758
RWE AG	DE	2,523	140,170
Suez Environnement Co.	FR	1,622	32,323
United Utilities Group PLC	GB	4,071	39,155
Veolia Environnement	FR	2,056	57,925

			960,412

OFFICE ELECTRONICS – 0.6%
Brother Industries Ltd.	JP	1,400	20,708
Canon, Inc.	JP	6,800	323,451
Konica Minolta Holdings, Inc.	JP	3,000	25,057
Neopost SA	FR	185	15,895
Ricoh Co., Ltd.	JP	4,000	44,374

			429,485

OIL, GAS & CONSUMABLE FUELS – 7.0%
BG Group PLC	GB	20,286	460,612
BP PLC	GB	112,563	828,800
Cairn Energy PLC*	GB	8,177	54,532
Caltex Australia Ltd.	AU	787	9,986
Cosmo Oil Co., Ltd.	JP	4,000	11,388
Eni SpA	IT	14,389	341,004
Essar Energy Ltd.*	GB	1,898	12,450
Galp Energia SGPS SA	PT	1,345	32,078

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Idemitsu Kosan Co., Ltd.	JP	100	$10,672
Inpex Corp.	JP	13	96,111
Japan Petroleum Exploration Co., Ltd.	JP	200	9,389
JX Holdings, Inc.	JP	13,600	91,474
Neste Oil OYJ	FI	747	11,719
OMV AG	AT	957	41,808
Origin Energy Ltd.	AU	6,389	108,631
Paladin Energy Ltd.*	AU	3,884	10,587
Repsol YPF SA	ES	4,761	165,138
Royal Dutch Shell PLC, Class A	GB	21,340	759,353
Royal Dutch Shell PLC, Class B	GB	16,142	576,042
Santos Ltd.	AU	5,303	77,321
Showa Shell Sekiyu KK	JP	1,100	10,216
Statoil ASA	NO	6,686	169,263
Tonengeneral Sekiyu KK	JP	2,000	24,601
Total SA	FR	12,662	732,034
Tullow Oil PLC	GB	5,337	106,282
Woodside Petroleum Ltd.	AU	3,740	164,998

			4,916,489

PAPER & FOREST PRODUCTS – 0.3%
Holmen AB, Class B	SE	311	9,698
Nippon Paper Group, Inc.	JP	600	13,313
Oji Paper Co., Ltd.	JP	5,000	23,980
Stora Enso OYJ	FI	3,611	37,920
Svenska Cellulosa AB, Class A	SE	3,332	46,980
UPM-Kymmene OYJ	FI	3,166	57,926

			189,817

PERSONAL PRODUCTS – 0.5%
Beiersdorf AG	DE	599	38,918
Kao Corp.	JP	3,200	84,141
L’oreal SA	FR	1,436	186,356
Shiseido Co., Ltd.	JP	2,100	39,199

			348,614

PHARMACEUTICALS – 7.3%
Astellas Pharma, Inc.	JP	2,700	104,763
AstraZeneca PLC	GB	8,330	416,344
Bayer AG	DE	4,952	397,727
Chugai Pharmaceutical Co., Ltd.	JP	1,300	21,317

	Country Code**	Shares	Value

Daiichi Sankyo Co., Ltd.	JP	4,100	$80,118
Dainippon Sumitomo Pharma Co., Ltd.	JP	1,000	9,503
Eisai Co., Ltd.	JP	1,500	58,524
Elan Corp. PLC*	IE	3,090	35,552
GlaxoSmithKline PLC	GB	31,057	665,684
Hisamitsu Pharmaceutical Co., Inc.	JP	400	17,040
Kyowa Hakko Kirin Co., Ltd.	JP	2,000	19,078
Merck KGaA	DE	385	41,861
Mitsubishi Tanabe Pharma Corp.	JP	1,300	21,758
Novartis AG	CH	13,974	856,426
Novo Nordisk AS	DK	2,507	314,075
Ono Pharmaceutical Co., Ltd.	JP	500	26,749
Orion OYJ, Class B	FI	546	14,083
Otsuka Holdings Co., Ltd.	JP	1,500	39,691
Roche Holding AG	CH	4,207	704,339
Sanofi-Aventis SA	FR	6,672	536,700
Santen Pharmaceutical Co., Ltd.	JP	500	20,270
Shionogi & Co.	JP	1,700	27,838
Shire PLC	JE	3,401	106,338
Taisho Pharmaceutical Co., Ltd.	JP	1,000	22,529
Takeda Pharmaceutical Co., Ltd.	JP	4,800	221,841
Teva Pharmaceutical Industries Ltd.	IL	5,626	271,338
Tsumura & Co.	JP	400	12,788
UCB SA	BE	575	25,838

			5,090,112

PROFESSIONAL SERVICES – 0.5%
Adecco SA*	CH	769	49,359
Bureau Veritas SA	FR	327	27,614
Capita Group PLC	GB	3,633	41,726
Experian PLC	JE	6,090	77,574
Intertek Group PLC	GB	923	29,252
Randstad Holding NV	NL	681	31,488
SGS SA	CH	32	60,785

			317,798

REAL ESTATE INVESTMENT TRUSTS – 1.4%
Ascendas Real Estate Investment Trust	SG	10,000	16,633
British Land Co. PLC	GB	4,880	47,712

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Capital Shopping Centres Group PLC	GB	3,247	$20,832
CapitaMall Trust	SG	11,000	16,767
CFS Retail Property Trust	AU	10,709	20,875
Corio NV	NL	331	21,921
Dexus Property Group	AU	29,042	27,514
Fonciere Des Regions	FR	158	16,737
Gecina SA	FR	128	17,884
Goodman Group	AU	40,799	30,930
GPT Group	AU	10,960	37,256
Hammerson PLC	GB	4,053	31,335
ICADE	FR	135	16,630
Japan Prime Realty Investment Corp.	JP	4	10,593
Japan Real Estate Investment Corp.	JP	3	29,517
Japan Retail Fund Investment Corp.	JP	10	15,410
Klepierre	FR	662	27,333
Land Securities Group PLC	GB	4,672	63,913
Mirvac Group	AU	20,514	27,591
Nippon Building Fund, Inc.	JP	3	29,316
Nomura Real Estate Office Fund, Inc.	JP	2	13,241
Segro PLC	GB	4,140	20,757
Stockland	AU	13,860	50,838
The Link REIT	HK	13,000	44,491
Unibail-Rodamco	FR	553	127,771
Westfield Group	AU	13,137	122,444
Westfield Retail Trust	AU	17,745	51,726

			957,967

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.6%
Aeon Mall Co., Ltd.	JP	400	9,690
Capitaland Ltd.	SG	15,000	35,634
CapitaMalls Asia Ltd.	SG	9,000	10,805
Cheung Kong Holdings Ltd.	HK	8,000	117,480
City Developments Ltd.	SG	3,000	25,473
Daito Trust Construction Co., Ltd.	JP	400	33,960
Daiwa House Industry Co., Ltd.	JP	3,000	37,856
Global Logistic Properties Ltd.*	SG	11,000	18,480
Hang Lung Group, Ltd.	HK	5,000	31,748

	Country Code**	Shares	Value

Hang Lung Properties Ltd.	HK	15,000	$61,868
Henderson Land Development Co., Ltd.	HK	7,000	45,401
Hopewell Holdings Ltd.	HK	3,500	11,103
Hysan Development Co., Ltd.	HK	4,000	19,921
Immofinanz AG*	AT	5,452	23,246
Keppel Land Ltd.	SG	4,000	11,819
Kerry Properties Ltd.	BM	4,000	19,360
Lend Lease Group	AU	3,118	30,112
Mitsubishi Estate Co. Ltd.	JP	7,000	122,850
Mitsui Fudosan Co., Ltd.	JP	5,000	86,114
New World Development, Ltd.	HK	14,000	21,255
Nomura Real Estate Holdings, Inc.	JP	500	8,336
NTT Urban Development Corp.	JP	6	5,147
Sino Land Co., Ltd.	HK	16,000	25,816
Sumitomo Realty & Development Co., Ltd.	JP	2,000	44,699
Sun Hung Kai Properties Ltd.	HK	8,000	116,631
Swire Pacific Ltd., Class A	HK	4,500	66,369
Tokyu Land Corp.	JP	3,000	12,746
UOL Group Ltd.	SG	3,000	12,182
Wharf Holdings Ltd.	HK	8,700	60,670
Wheelock & Co., Ltd.	HK	6,000	24,212

			1,150,983

ROAD & RAIL – 0.8%
Asciano Group	AU	16,836	29,766
Central Japan Railway Co.	JP	9	70,752
ComfortDelGro Corp., Ltd.	SG	11,000	13,093
DSV A/S	DK	1,225	29,406
East Japan Railway Co.	JP	2,100	120,269
Keikyu Corp.	JP	3,000	21,633
Keio Corp.	JP	4,000	22,062
Keisei Electric Railway Co., Ltd.	JP	2,000	11,836
Kintetsu Corp.	JP	10,000	32,114
MTR Corp.	HK	8,500	30,232

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Nippon Express Co., Ltd.	JP	5,000	$20,261
Odakyu Electric Railway Co., Ltd.	JP	4,000	31,760
QR National Ltd.*	AU	10,593	38,550
Tobu Railway Co., Ltd.	JP	6,000	25,256
Tokyu Corp.	JP	7,000	29,102
West Japan Railway Co.	JP	1,000	39,039

			565,131

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Advantest Corp.	JP	900	16,568
ARM Holdings PLC	GB	8,128	76,433
Asm Pacific Technology Ltd.	KY	1,100	15,125
Asml Holding NV	NL	2,559	94,388
Elpida Memory, Inc.*	JP	1,100	12,957
Infineon Technologies AG	DE	6,592	74,070
Renewable Energy Corp ASA*	NO	3,232	5,541
Rohm Co., Ltd.	JP	600	34,423
STMicroelectronics NV	NL	3,752	37,346
Sumco Corp.*	JP	700	11,851
Tokyo Electron Ltd.	JP	1,000	54,683

			433,385

SOFTWARE – 0.9%
Autonomy Corp. PLC*	GB	1,339	36,678
Dassault Systemes SA	FR	352	29,934
Konami Corp.	JP	500	11,843
NICE Systems Ltd.*	IL	358	12,944
Nintendo Co., Ltd.	JP	600	112,673
Oracle Corp.	JP	200	8,716
SAP AG	DE	5,509	334,001
Square Enix Holdings Co., Ltd.	JP	400	7,199
The Sage Group PLC	GB	8,189	37,965
Trend Micro, Inc.	JP	600	18,640

			610,593

SPECIALTY RETAIL – 0.8%
ABC-Mart, Inc.	JP	200	8,111
Esprit Holdings Ltd.	BM	7,200	22,496
Fast Retailing Co., Ltd.	JP	300	48,519
Hennes & Mauritz AB	SE	6,122	211,346
Industria de Diseno Textil SA	ES	1,291	117,628

	Country Code**	Shares	Value

Kingfisher PLC	GB	14,430	$61,985
Nitori Holdings Co., Ltd.	JP	250	23,727
Shimamura Co., Ltd.	JP	100	9,533
USS Co., Ltd.	JP	130	10,085
Yamada Denki Co., Ltd.	JP	490	39,925

			553,355

TEXTILES, APPAREL & LUXURY GOODS – 1.2%
Adidas AG	DE	1,271	100,767
Asics Corp.	JP	1,000	14,926
Burberry Group PLC	GB	2,546	59,206
Christian Dior SA	FR	317	49,815
Compagnie Financiere Richemont SA	CH	3,125	204,791
Luxottica Group SpA	IT	656	21,062
LVMH Moet Hennessy Louis Vuitton SA	FR	1,469	263,975
Pandora A/S	DK	366	11,549
Swatch Group AG	CH	433	116,084
Yue Yuen Industrial Holdings Ltd.	BM	4,500	14,314

			856,489

TOBACCO – 1.2%
British American Tobacco PLC	GB	11,956	524,290
Imperial Tobacco Group PLC	GB	6,097	202,984
Japan Tobacco, Inc.	JP	27	104,222
Swedish Match AB	SE	1,273	42,742

			874,238

TRADING COMPANIES & DISTRIBUTORS – 1.2%
Brenntag AG	DE	202	23,494
Bunzl PLC	GB	2,092	26,197
ITOCHU Corp.	JP	9,100	94,648
Marubeni Corp.	JP	10,000	66,458
Mitsubishi Corp.	JP	8,200	204,818
Mitsui & Co., Ltd.	JP	10,500	181,546
Noble Group Ltd.	BM	22,000	35,428
Sojitz Corp.	JP	7,300	13,674
Sumitomo Corp.	JP	6,700	91,149
Toyota Tsusho Corp.	JP	1,200	20,596
Wolseley PLC	JE	1,679	54,805

			812,813

TRANSPORTATION INFRASTRUCTURE – 0.4%
Abertis Infraestructuras SA	ES	2,145	47,876

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Aeroports de Paris (ADP)	FR	197	$18,525
Atlantia SpA	IT	1,883	40,097
Auckland International Airport Ltd.	NZ	5,493	10,142
Fraport AG	DE	213	17,114
Groupe Eurotunnel SA	FR	3,049	34,118
Hutchison Port Holdings Trust*	SG	31,000	26,195
Kamigumi Co., Ltd.	JP	1,000	9,346
Koninklijke Vopak NV	NL	393	19,247
MAP Group	AU	2,431	8,730
Mitsubishi Logistics Corp.	JP	1,000	11,249
Transurban Group	AU	7,668	43,072

			285,711

WATER UTILITIES – 0.0% +
Severn Trent PLC	GB	1,427	33,714

WIRELESS TELECOMMUNICATION SERVICES – 2.0%
Cellcom Israel Ltd.	IL	319	8,901
KDDI Corp.	JP	17	122,314
Millicom International Cellular SA	LU	449	47,041
Mobistar SA	BE	175	13,275
NTT DOCOMO, Inc.	JP	91	162,521
Partner Communications Co., Ltd.	IL	525	7,917
Softbank Corp.	JP	5,200	196,936
StarHub Ltd.	SG	4,000	9,096
Vodafone Group PLC	GB	310,038	822,109

			1,390,110

Total Common Stocks (Cost $64,701,964)			68,543,208

PREFERRED STOCKS – 0.5%
AUTOMOBILES – 0.4%
Bayerische Motoren Werke AG	DE	299	19,014
Porsche Automobil Holding SE	DE	909	72,104
Volkswagen AG	DE	866	179,085

			270,203

HOUSEHOLD PRODUCTS – 0.1%
Henkel AG & Co. KGaA	DE	1,046	72,737

MEDIA – 0.0% +
ProSiebenSat.1 Media AG*	DE	450	12,811

	Country Code**	Shares	Value

MULTI-UTILITIES – 0.0% +
RWE AG	DE	227	$11,603

Total Preferred Stocks (Cost $299,260)			367,354

RIGHTS – 0.0% +
COMMERCIAL BANKS – 0.0% +
Banco Popular Espanol SA, expires 12/31/49*	ES	5,570	404
CaixaBank, expires 7/15/11*	ES	5,000	377

			781

MACHINERY – 0.0% +
Zardoya Otis SA, expires 7/6/11*	ES	814	617

Total Rights (Cost $1,373)			1,398

SHORT TERM INVESTMENTS – 1.1%
MUTUAL FUNDS – 1.1%
State Street Institutional U.S. Government Money Market Fund (Cost $794,429)		794,429	794,429

TOTAL INVESTMENTS – 99.5%
(Cost $65,797,026)			69,706,389
Other assets less liabilities – 0.5%			333,031

NET ASSETS – 100.0%			$70,039,420

ADR	American Depositary Receipt
CDI	Chess Depository Interest
PPS	Price Protected Share
REIT	Real Estate Investment Trust

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
CH	Switzerland
CY	Cyprus
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

GG	Guernsey
GR	Greece
HK	Hong Kong
IE	Ireland
IL	Israel
IT	Italy
JE	Jersey
JP	Japan
KY	Cayman Islands
LU	Luxembourg
MU	Mauritius
NL	Netherlands
NO	Norway
NZ	New Zealand
PT	Portugal
SE	Sweden
SG	Singapore

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

Great Britain	20.1%
Japan	19.9
France	9.8
Germany	8.8
Australia	8.5
Switzerland	8.1
Spain	3.5
Sweden	3.0
Netherlands	2.7
Italy	2.6
Hong Kong	2.3
Other (individually less than 2%)	10.2

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $69,916, representing 0.1% of net assets.
(2)	At the period end, cash of $164,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	ASX SPI 200 Index September Futures	9/15/11	1	121,415	123,370	1,955
Long	DJ Euro Stoxx 50 Index September Futures	9/16/11	5	201,365	206,501	5,136
Long	FTSE 100 Index September Futures	9/16/11	1	92,214	94,732	2,518
Long	MSCI EAFE E-Mini Index September Futures	9/16/11	5	412,680	428,975	16,295
Long	Topix Index September Futures	9/9/11	1	102,856	105,521	2,665

Net unrealized appreciation						28,569

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$8,890	$68,534,318	$—	$68,543,208
Preferred Stocks (b)	—	367,354	—	367,354
Rights (b)	—	1,398	—	1,398
Short Term Investments Mutual Funds	794,429	—	—	794,429

Total Investments	803,319	68,903,070	—	69,706,389

Financial Derivative Instruments Futures Contracts	16,295	12,274	—	28,569

Total Financial Derivative Instruments	$16,295	$12,274	$—	$28,569

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 2 Securities. The Level 1 security is within the Airlines industry in the Portfolio of Investments.
(b)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 96.1%
AEROSPACE & DEFENSE – 2.7%
General Dynamics Corp.		3,914	$291,671
Goodrich Corp.		1,314	125,487
Honeywell International, Inc.		8,280	493,405
ITT Corp.		1,937	114,147
L-3 Communications Holdings, Inc.		1,116	97,594
Lockheed Martin Corp.		2,996	242,586
Northrop Grumman Corp.		3,079	213,529
Precision Castparts Corp.		1,514	249,280
Raytheon Co.		3,747	186,788
Rockwell Collins, Inc.		1,621	100,000
Textron, Inc.		2,905	68,587
The Boeing Co.		7,767	574,214
United Technologies Corp.		9,629	852,263

			3,609,551

AIR FREIGHT & LOGISTICS – 1.0%
C.H. Robinson Worldwide, Inc.		1,714	135,132
Expeditors International of Washington, Inc.		2,234	114,358
FedEx Corp.		3,321	314,997
United Parcel Services, Inc., Class B		10,375	756,649

			1,321,136

AIRLINES – 0.1%
Southwest Airlines Co.		8,328	95,106

AUTO COMPONENTS – 0.3%
Johnson Controls, Inc.		7,137	297,327
The Goodyear Tire & Rubber Co.*		2,522	42,294

			339,621

AUTOMOBILES – 0.5%
Ford Motor Co.*		39,959	551,035
Harley-Davidson, Inc.		2,485	101,810

			652,845

BEVERAGES – 2.4%
Brown-Forman Corp., Class B		1,084	80,964

	Country Code**	Shares	Value

Coca-Cola Enterprises, Inc.		3,419	$99,766
Constellation Brands, Inc., Class A*		1,834	38,184
Dr Pepper Snapple Group, Inc.		2,329	97,655
Molson Coors Brewing Co., Class B		1,673	74,850
PepsiCo, Inc.		16,629	1,171,181
The Coca-Cola Co.		24,084	1,620,612

			3,183,212

BIOTECHNOLOGY – 1.2%
Amgen, Inc.*		9,781	570,721
Biogen Idec, Inc.*		2,542	271,791
Celgene Corp.*		4,869	293,698
Cephalon, Inc.*		819	65,438
Gilead Sciences, Inc.*		8,280	342,875

			1,544,523

BUILDING PRODUCTS – 0.0% +
Masco Corp.		3,709	44,619

CAPITAL MARKETS – 2.2%
Ameriprise Financial, Inc.		2,549	147,026
Bank of New York Mellon Corp.		13,063	334,674
BlackRock, Inc.		1,011	193,920
E*TRADE Financial Corp.*		2,702	37,288
Federated Investors, Inc., Class B		1,008	24,031
Franklin Resources, Inc.		1,517	199,167
Invesco, Ltd.	BM	4,861	113,747
Janus Capital Group, Inc.		1,866	17,615
Legg Mason, Inc.		1,565	51,269
Morgan Stanley		16,250	373,913
Northern Trust Corp.		2,544	116,922
State Street Corp.		5,303	239,112
T Rowe Price Group, Inc.		2,733	164,909
The Charles Schwab Corp.		10,537	173,334
The Goldman Sachs Group, Inc.		5,447	724,941

			2,911,868

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CHEMICALS – 2.1%
Air Products & Chemicals, Inc.		2,229	$213,048
Airgas, Inc.		741	51,900
CF Industries Holdings, Inc.		752	106,536
E.I. du Pont de Nemours & Co.		9,770	528,068
Eastman Chemical Co.		756	77,165
Ecolab, Inc.		2,441	137,624
FMC Corp.		755	64,945
International Flavors & Fragrances, Inc.		859	55,182
Monsanto Co.		5,639	409,053
PPG Industries, Inc.		1,664	151,074
Praxair, Inc.		3,199	346,740
Sigma-Aldrich Corp.		1,281	94,000
The Dow Chemical Co.		12,368	445,248
The Sherwin-Williams Co.		930	77,999

			2,758,582

COMMERCIAL BANKS – 2.6%
BB&T Corp.		7,327	196,657
Comerica, Inc.		1,859	64,265
Fifth Third Bancorp		9,665	123,229
First Horizon National Corp.		2,727	26,015
Huntington Bancshares, Inc.		9,146	59,998
KeyCorp		10,002	83,317
M&T Bank Corp.		1,320	116,094
Marshall & Ilsley Corp.		5,576	44,441
PNC Financial Services Group, Inc.		5,537	330,060
Regions Financial Corp.		13,229	82,020
SunTrust Banks, Inc.		5,648	145,718
U.S. Bancorp		20,269	517,062
Wells Fargo & Co.		55,644	1,561,371
Zions Bancorporation		1,970	47,300

			3,397,547

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Avery Dennison Corp.		1,099	42,454
Cintas Corp.		1,330	43,930
Iron Mountain, Inc.		2,138	72,885
Pitney Bowes, Inc.		2,177	50,049
R.R. Donnelley & Sons Co.		1,973	38,691

	Country Code**	Shares	Value

Republic Services, Inc.		3,192	$98,473
Stericycle, Inc.*		903	80,475
Waste Management, Inc.		4,989	185,940

			612,897

COMMUNICATIONS EQUIPMENT – 1.9%
Cisco Systems, Inc.		57,865	903,273
F5 Networks, Inc.*		853	94,043
Harris Corp.		1,339	60,335
JDS Uniphase Corp.*		2,327	38,768
Juniper Networks, Inc.*		5,608	176,652
Motorola Mobility Holdings, Inc.*		3,103	68,390
Motorola Solutions, Inc.*		3,572	164,455
QUALCOMM, Inc.		17,564	997,460
Tellabs, Inc.		3,869	17,836

			2,521,212

COMPUTERS & PERIPHERALS – 4.1%
Apple, Inc.*		9,729	3,265,734
Dell, Inc.*		17,272	287,924
EMC Corp.*		21,647	596,375
Hewlett-Packard Co.		21,821	794,284
Lexmark International, Inc., Class A*		851	24,900
NetApp, Inc.*		3,870	204,259
SanDisk Corp.*		2,508	104,082
Western Digital Corp.*		2,445	88,949

			5,366,507

CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp.		1,833	118,522
Jacobs Engineering Group, Inc.*		1,334	57,695
Quanta Services, Inc.*		2,315	46,763

			222,980

CONSTRUCTION MATERIALS – 0.0% +
Vulcan Materials Co.		1,374	52,940

CONSUMER FINANCE – 0.8%
American Express Co.		11,003	568,855
Capital One Financial Corp.		4,830	249,566
Discover Financial Services		5,738	153,492
SLM Corp.		5,548	93,262

			1,065,175

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CONTAINERS & PACKAGING – 0.1%
Ball Corp.		1,769	$68,036
Bemis Co.		1,115	37,665
Owens- Ilinois, Inc.*		1,692	43,670
Sealed Air Corp.		1,647	39,182

			188,553

DISTRIBUTORS – 0.1%
Genuine Parts Co.		1,655	90,032

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A*		1,281	55,954
DeVry, Inc.		644	38,080
H&R Block, Inc.		3,245	52,050

			146,084

DIVERSIFIED FINANCIAL SERVICES – 3.6%
Bank of America Corp.		106,604	1,168,380
Citigroup, Inc.		30,727	1,279,472
CME Group, Inc.		705	205,571
IntercontinentalExchange, Inc.*		773	96,401
JP Morgan Chase & Co.		41,806	1,711,538
Leucadia National Corp.		2,099	71,576
Moody’s Corp.		2,085	79,960
NASDAQ OMX Group, Inc.*		1,540	38,962
NYSE Euronext		2,754	94,379

			4,746,239

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
AT&T, Inc.		62,303	1,956,937
CenturyLink, Inc.		6,318	255,437
Frontier Communications Corp.		10,469	84,485
Verizon Communications, Inc.		29,763	1,108,076
Windstream Corp.		5,419	70,230

			3,475,165

ELECTRIC UTILITIES – 1.8%
American Electric Power Co., Inc.		5,068	190,962
Duke Energy Corp.		14,006	263,733
Edison International		3,427	132,796
Entergy Corp.		1,872	127,820

	Country Code**	Shares	Value

Exelon Corp.		6,968	$298,509
FirstEnergy Corp.		4,400	194,260
NextEra Energy, Inc.		4,439	255,065
Northeast Utilities		1,859	65,381
Pepco Holdings, Inc.		2,337	45,876
Pinnacle West Capital Corp.		1,128	50,286
PPL Corp.		6,072	168,984
Progress Energy, Inc.		3,098	148,735
Southern Co.		8,933	360,715

			2,303,122

ELECTRICAL EQUIPMENT – 0.5%
Emerson Electric Co.		7,908	444,825
Rockwell Automation, Inc.		1,518	131,701
Roper Industries, Inc.		1,009	84,050

			660,576

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.4%
Amphenol Corp., Class A		1,853	100,043
Corning, Inc.		16,516	299,765
Flir Systems, Inc.		1,698	57,240
Jabil Circuit, Inc.		2,028	40,966
Molex, Inc.		1,440	37,109

			535,123

ENERGY EQUIPMENT & SERVICES – 2.4%
Alpha Natural Resources, Inc.*		2,383	108,284
Baker Hughes, Inc.		4,572	331,744
Cameron International Corp.*		2,578	129,648
Diamond Offshore Drilling, Inc.		744	52,385
FMC Technologies, Inc.*		2,528	113,229
Halliburton Co.		9,626	490,926
Helmerich & Payne, Inc.		1,134	74,980
Nabors Industries, Ltd.*	BM	3,046	75,053
National-Oilwell Varco, Inc.		4,451	348,113
Noble Corp.	CH	2,653	104,555
Rowan Cos., Inc.*		1,359	52,743
Schlumberger, Ltd.	AN	14,276	1,233,446

			3,115,106

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

FOOD & STAPLES RETAILING – 2.2%
Costco Wholesale Corp.		4,596	$373,379
CVS Caremark Corp.		14,265	536,079
Kroger Co.		6,380	158,224
Safeway, Inc.		3,725	87,053
SUPERVALU, Inc.		2,191	20,617
Sysco Corp.		6,138	191,383
Wal-Mart Stores, Inc.		20,093	1,067,742
Walgreen Co.		9,631	408,932
Whole Foods Market, Inc.		1,571	99,680

			2,943,089

FOOD PRODUCTS – 1.7%
Archer-Daniels-Midland Co.		7,175	216,326
Campbell Soup Co.		1,928	66,612
ConAgra Foods, Inc.		4,301	111,009
Dean Foods Co.*		1,855	22,761
General Mills, Inc.		6,716	249,970
HJ Heinz Co.		3,386	180,406
Hormel Foods Corp.		1,429	42,598
Kellogg Co.		2,634	145,713
Kraft Foods, Inc., Class A		18,494	651,544
McCormick & Co., Inc.		1,394	69,101
Mead Johnson Nutrition Co., Class A		2,150	145,232
Sara Lee Corp.		6,155	116,883
The Hershey Co.		1,613	91,699
The J. M. Smucker Co.		1,220	93,257
Tyson Foods, Inc., Class A		3,154	61,251

			2,264,362

GAS UTILITIES – 0.1%
Nicor, Inc.		454	24,852
ONEOK, Inc.		1,127	83,409

			108,261

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Bard (C.R.), Inc.		901	98,984
Baxter International, Inc.		6,001	358,200
Becton, Dickinson & Co.		2,301	198,277
Boston Scientific Corp.*		16,076	111,085

	Country Code**	Shares	Value

CareFusion Corp.*		2,350	$63,850
Covidien PLC	IE	5,215	277,594
Dentsply International, Inc.		1,481	56,396
Edwards Lifesciences Corp.*		1,206	105,139
Intuitive Surgical, Inc.*		414	154,054
Medtronic, Inc.		11,250	433,462
St. Jude Medical, Inc.		3,459	164,925
Stryker Corp.		3,510	206,002
Varian Medical Systems, Inc.*		1,233	86,335
Zimmer Holdings, Inc.*		2,019	127,601

			2,441,904

HEALTH CARE PROVIDERS & SERVICES – 2.1%
Aetna, Inc.		3,992	176,007
AmerisourceBergen Corp.		2,882	119,315
Cardinal Health, Inc.		3,688	167,509
CIGNA Corp.		2,846	146,370
Coventry Health Care, Inc.*		1,559	56,857
DaVita, Inc.*		1,005	87,043
Express Scripts, Inc.*		5,570	300,669
Humana, Inc.		1,771	142,636
Laboratory Corp. of America Holdings*		1,054	102,017
McKesson Corp.		2,652	221,840
Medco Health Solutions, Inc.*		4,206	237,723
Patterson Cos., Inc.		1,009	33,186
Quest Diagnostics, Inc.		1,655	97,810
Tenet Healthcare Corp.*		5,028	31,375
UnitedHealth Group, Inc.		11,398	587,909
WellPoint, Inc.		3,863	304,288

			2,812,554

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*		1,522	93,009

HOTELS, RESTAURANTS & LEISURE – 1.7%
Carnival Corp.	PA	4,543	170,953
Chipotle Mexican Grill, Inc.*		327	100,778
Darden Restaurants, Inc.		1,435	71,406
International Game Technology		3,205	56,344

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Marriott International, Inc., Class A		2,987	$106,009
McDonald’s Corp.		10,916	920,437
Starbucks Corp.		7,886	311,418
Starwood Hotels & Resorts Worldwide, Inc.		2,052	114,994
Wyndham Worldwide Corp.		1,811	60,940
Wynn Resorts, Ltd.		801	114,976
Yum! Brands, Inc.		4,898	270,565

			2,298,820

HOUSEHOLD DURABLES – 0.3%
D.R. Horton, Inc.		2,954	34,030
Fortune Brands, Inc.		1,622	103,435
Harman International Industries, Inc.		734	33,448
Leggett & Platt, Inc.		1,528	37,253
Lennar Corp., Class A		1,696	30,782
Newell Rubbermaid, Inc.		3,063	48,334
Pulte Homes, Inc.*		3,613	27,676
Whirlpool Corp.		802	65,219

			380,177

HOUSEHOLD PRODUCTS – 2.0%
Clorox Co.		1,403	94,618
Colgate-Palmolive Co.		5,143	449,550
Kimberly-Clark Corp.		4,133	275,092
The Procter & Gamble Co.		29,366	1,866,797

			2,686,057

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.*		6,910	88,033
Constellation Energy Group		2,130	80,855
NRG Energy, Inc.*		2,498	61,401

			230,289

INDUSTRIAL CONGLOMERATES – 2.3%
3m Co.		7,476	709,099
General Electric Co.		111,576	2,104,323
Tyco International Ltd.	CH	4,933	243,838

			3,057,260

INSURANCE – 3.6%
ACE Ltd.	CH	3,550	233,661

	Country Code**	Shares	Value

Aflac, Inc.		4,920	$229,666
American International Group, Inc.*		4,589	134,549
Aon Corp.		3,477	178,370
Assurant, Inc.		1,003	36,379
Berkshire Hathaway, Inc., Class B*		18,214	1,409,581
Cincinnati Financial Corp.		1,748	51,007
Genworth Financial Inc., Class A*		5,160	53,045
Lincoln National Corp.		3,297	93,932
Loews Corp.		3,269	137,592
Marsh & McLennan Cos., Inc.		5,762	179,717
MetLife, Inc.		11,120	487,834
Prudential Financial, Inc.		5,134	326,471
The Allstate Corp.		5,501	167,945
The Chubb Corp.		3,078	192,714
The Hartford Financial Services Group, Inc.		4,684	123,517
The Principal Financial Group, Inc.		3,380	102,820
The Progressive Corp.		6,877	147,030
Torchmark Corp.		792	50,799
Travelers Cos., Inc.		4,407	257,281
Unum Group		3,238	82,504
XL Group PLC	IE	3,255	71,545

			4,747,959

INTERNET & CATALOG RETAIL – 0.9%
Amazon.com, Inc.*		3,757	768,269
Expedia, Inc.		2,068	59,951
Netflix, Inc.*		458	120,312
Priceline.com, Inc.*		523	267,740

			1,216,272

INTERNET SOFTWARE & SERVICES – 1.6%
Akamai Technologies, Inc.*		1,964	61,807
eBay, Inc.*		12,016	387,756
Google, Inc., Class A*		2,645	1,339,375
Monster Worldwide, Inc.*		1,313	19,249
VeriSign, Inc.		1,772	59,291
Yahoo!, Inc.*		13,707	206,153

			2,073,631

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

IT SERVICES – 3.1%
Automatic Data Processing, Inc.		5,257	$276,939
Cognizant Technology Solutions Corp., Class A*		3,201	234,761
Computer Sciences Corp.		1,631	61,913
Fidelity National Information Services, Inc.		2,831	87,166
Fiserv, Inc.*		1,511	94,634
International Business Machines Corp.		12,743	2,186,062
MasterCard, Inc., Class A		991	298,628
Paychex, Inc.		3,388	104,079
SAIC, Inc.*		2,935	49,367
Teradata Corp.*		1,776	106,915
The Western Union Co.		6,651	133,220
Total System Services, Inc.		1,719	31,939
Visa, Inc., Class A		5,039	424,586

			4,090,209

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.		1,451	63,742
Mattel, Inc.		3,656	100,504

			164,246

LIFE SCIENCES TOOLS & SERVICES – 0.5%
Agilent Technologies, Inc.*		3,661	187,114
Life Technologies Corp.*		1,881	97,944
PerkinElmer, Inc.		1,186	31,915
Thermo Fisher Scientific, Inc.*		4,032	259,620
Waters Corp.*		964	92,293

			668,886

MACHINERY – 2.4%
Caterpillar, Inc.		6,780	721,799
Cummins, Inc.		2,064	213,603
Danaher Corp.		5,729	303,580
Deere & Co.		4,415	364,017
Dover Corp.		1,963	133,091
Eaton Corp.		3,589	184,654
Flowserve Corp.		578	63,516

	Country Code**	Shares	Value

Illinois Tool Works, Inc.		5,261	$297,194
Ingersoll-Rand PLC	IE	3,485	158,254
Joy Global, Inc.		1,105	105,240
PACCAR, Inc.		3,845	196,441
Pall Corp.		1,221	68,657
Parker Hannifin Corp.		1,706	153,097
Snap-On, Inc.		610	38,113
Stanley Black & Decker, Inc.		1,768	127,384

			3,128,640

MEDIA – 3.2%
Cablevision Systems Corp., Class A		2,421	87,664
CBS Corp., Class B		7,036	200,456
Comcast Corp., Class A		29,102	737,445
DIRECTV, Class A*		8,077	410,473
Discovery Communications, Inc., Class A*		2,930	120,013
Gannett Co., Inc.		2,505	35,872
News Corp., Class A		24,041	425,526
Omnicom Group, Inc.		2,957	142,409
Scripps Networks Interactive, Inc., Class A		942	46,045
The Interpublic Group of Cos., Inc.		5,140	64,250
The McGraw-Hill Cos., Inc.		3,205	134,321
The Walt Disney Co.		19,885	776,310
The Washington Post Co., Class B		54	22,623
Time Warner Cable, Inc.		3,539	276,184
Time Warner, Inc.		11,265	409,708
Viacom, Inc.		6,156	313,956

			4,203,255

METALS & MINING – 1.1%
AK Steel Holding Corp.		1,119	17,635
Alcoa, Inc.		11,190	177,473
Allegheny Technologies, Inc.		1,116	70,833
Cliffs Natural Resources, Inc.		1,522	140,709
Freeport-McMoRan Copper & Gold, Inc.		9,966	527,201
Newmont Mining Corp.		5,194	280,320

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Nucor Corp.		3,325	$137,057
Titanium Metals Corp.		933	17,093
United States Steel Corp.		1,512	69,612

			1,437,933

MULTI-LINE RETAIL – 0.7%
Big Lots, Inc.*		805	26,686
Family Dollar Stores, Inc.		1,286	67,592
J.C. Penney Co., Inc.		2,243	77,473
Kohl’s Corp.		2,957	147,880
Macy’s, Inc.		4,489	131,258
Nordstrom, Inc.		1,765	82,849
Sears Holdings Corp.*		457	32,648
Target Corp.		7,250	340,098

			906,484

MULTI-UTILITIES – 1.2%
Ameren Corp.		2,539	73,225
Centerpoint Energy, Inc.		4,475	86,591
CMS Energy Corp.		2,685	52,868
Consolidated Edison, Inc.		3,078	163,873
Dominion Resources, Inc.		6,058	292,420
DTE Energy Co.		1,781	89,086
Integrys Energy Group, Inc.		819	42,457
NiSource, Inc.		2,966	60,061
PG&E Corp.		4,186	175,937
Public Service Enterprise Group, Inc.		5,322	173,710
SCANA Corp.		1,179	46,417
Sempra Energy		2,519	133,205
TECO Energy, Inc.		2,218	41,898
Wisconsin Energy Corp.		2,473	77,528
Xcel Energy, Inc.		5,093	123,760

			1,633,036

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		14,740	153,443

OIL, GAS & CONSUMABLE FUELS – 9.8%
Anadarko Petroleum Corp.		5,234	401,762
Apache Corp.		4,034	497,755
Cabot Oil & Gas Corp.		1,099	72,875

	Country Code**	Shares	Value

Chesapeake Energy Corp.		6,919	$205,425
Chevron Corp.		21,149	2,174,963
ConocoPhillips		14,871	1,118,150
Consol Energy, Inc.		2,384	115,576
Denbury Resources, Inc.*		4,179	83,580
Devon Energy Corp.		4,450	350,704
El Paso Corp.		8,090	163,418
EOG Resources, Inc.		2,824	295,249
EQT Corp.		1,572	82,561
Exxon Mobil Corp.		51,826	4,217,600
Hess Corp.		3,181	237,812
Marathon Oil Corp.		7,491	394,626
Murphy Oil Corp.		2,035	133,618
Newfield Exploration Co.*		1,391	94,616
Noble Energy, Inc.		1,856	166,353
Occidental Petroleum Corp.		8,552	889,750
Peabody Energy Corp.		2,848	167,776
Pioneer Natural Resources Co.		1,228	109,992
QEP Resources, Inc.		1,859	77,762
Range Resources Corp.		1,695	94,073
Southwestern Energy Co.*		3,660	156,941
Spectra Energy Corp.		6,838	187,430
Sunoco, Inc.		1,293	53,931
Tesoro Corp.*		1,501	34,388
The Williams Cos., Inc.		6,187	187,157
Valero Energy Corp.		5,999	153,394

			12,919,237

PAPER & FOREST PRODUCTS – 0.1%
International Paper Co.		4,600	137,172
MeadWestvaco Corp.		1,798	59,891

			197,063

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.		4,525	126,700
The Estee Lauder Cos., Inc., Class A		1,199	126,123

			252,823

PHARMACEUTICALS – 5.5%
Abbott Laboratories		16,352	860,442
Allergan, Inc.		3,206	266,900
Bristol-Myers Squibb Co.		17,948	519,774

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Eli Lilly & Co.		10,718	$402,247
Forest Laboratories, Inc.*		3,010	118,413
Hospira, Inc.*		1,765	100,005
Johnson & Johnson		28,838	1,918,304
Merck & Co., Inc.		32,473	1,145,972
Mylan, Inc.*		4,621	114,000
Pfizer, Inc.		83,125	1,712,375
Watson Pharmaceuticals, Inc.*		1,330	91,411

			7,249,843

PROFESSIONAL SERVICES – 0.1%
Equifax, Inc.		1,320	45,830
Robert Half International, Inc.		1,508	40,761
The Dun & Bradstreet Corp.		514	38,828

			125,419

REAL ESTATE INVESTMENT TRUSTS – 1.6%
Apartment Investment & Management Co.		1,251	31,938
AvalonBay Communities, Inc.		919	118,000
Boston Properties, Inc.		1,532	162,637
Equity Residential		3,100	186,000
HCP, Inc.		4,271	156,703
Health Care REIT, Inc.		1,859	97,467
Host Hotels & Resorts, Inc.		7,218	122,345
Kimco Realty Corp.		4,280	79,779
Plum Creek Timber Co., Inc.		1,703	69,040
Prologis, Inc.		4,779	171,279
Public Storage		1,472	167,823
Simon Property Group, Inc.		3,086	358,686
Ventas, Inc.		1,719	90,608
Vornado Realty Trust		1,725	160,736
Weyerhaeuser Co.		5,666	123,859

			2,096,900

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CB Richard Ellis Group, Inc., Class A*		3,070	77,088

ROAD & RAIL – 0.9%
CSX Corp.		11,601	304,178
Norfolk Southern Corp.		3,716	278,440

	Country Code**	Shares	Value

Ryder System, Inc.		540	$30,699
Union Pacific Corp.		5,160	538,704

			1,152,021

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
Advanced Micro Devices, Inc.*		6,204	43,366
Altera Corp.		3,390	157,127
Analog Devices, Inc.		3,152	123,369
Applied Materials, Inc.		13,868	180,423
Broadcom Corp., Class A*		5,019	168,839
First Solar, Inc.*		571	75,526
Intel Corp.		55,780	1,236,085
Kla-Tencor Corp.		1,766	71,488
Linear Technology Corp.		2,410	79,578
LSI Corp.*		6,370	45,354
MEMC Electronic Materials, Inc.*		2,526	21,547
Microchip Technology, Inc.		2,026	76,806
Micron Technology, Inc.*		9,079	67,911
National Semiconductor Corp.		2,548	62,706
Novellus Systems, Inc.*		946	34,188
NVIDIA Corp.*		6,315	100,630
Teradyne, Inc.*		1,969	29,141
Texas Instruments, Inc.		12,216	401,051
Xilinx, Inc.		2,794	101,897

			3,077,032

SOFTWARE – 3.6%
Adobe Systems, Inc.*		5,307	166,905
Autodesk, Inc.*		2,436	94,030
BMC Software, Inc.*		1,860	101,742
CA, Inc.		3,993	91,200
Citrix Systems, Inc.*		1,978	158,240
Compuware Corp.*		2,390	23,326
Electronic Arts, Inc.*		3,498	82,553
Intuit, Inc.*		2,878	149,253
Microsoft Corp.		78,072	2,029,872
Oracle Corp.		40,994	1,349,112
Red Hat, Inc.*		2,031	93,223
Salesforce.com, Inc.*		1,268	188,907
Symantec Corp.*		7,948	156,735

			4,685,098

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

SPECIALTY RETAIL – 1.8%
Abercrombie & Fitch Co., Class A		922	$61,700
AutoNation, Inc.*		643	23,540
AutoZone, Inc.*		266	78,430
Bed Bath & Beyond, Inc.*		2,621	152,988
Best Buy Co., Inc.		3,394	106,606
CarMax, Inc.*		2,376	78,574
GameStop Corp., Class A*		1,488	39,685
Limited Brands, Inc.		2,653	102,008
Lowe’s Cos., Inc.		13,698	319,300
O’Reilly Automotive, Inc.*		1,450	94,990
Ross Stores, Inc.		1,230	98,548
Staples, Inc.		7,502	118,532
The Gap, Inc.		4,111	74,409
The Home Depot, Inc.		16,751	606,721
Tiffany & Co.		1,343	105,452
TJX Cos., Inc.		4,062	213,377
Urban Outfitters, Inc.*		1,323	37,242

			2,312,102

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Coach, Inc.		3,089	197,480
Nike, Inc., Class B		3,990	359,020
Polo Ralph Lauren Corp.		677	89,777
VF Corp.		921	99,984

			746,261

THRIFT & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.		5,646	46,241
People’s United Financial, Inc.		3,693	49,634

			95,875

TOBACCO – 1.6%
Altria Group, Inc.		22,023	581,627
Lorillard, Inc.		1,512	164,611
Philip Morris International, Inc.		18,710	1,249,267
Reynolds American, Inc.		3,556	131,750

			2,127,255

Country Code**	Shares	Value

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Fastenal Co.	3,102	$111,641
W.W. Grainger, Inc.	612	94,034

		205,675

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
American Tower Corp., Class A*	4,173	218,373
MetroPCS Communications, Inc.*	2,750	47,328
Sprint Nextel Corp.*	31,472	169,634

		435,335

Total Common Stocks (Cost $115,032,405)		126,455,124

SHORT TERM INVESTMENTS – 6.3%
MUTUAL FUNDS – 6.3%
State Street Institutional Treasury Plus Money Market Fund (Cost $8,244,515)	8,244,515	8,244,515

TOTAL INVESTMENTS – 102.4%
(Cost $123,276,920)		134,699,639
Liabilities in excess of other assets – (2.4)%		(3,094,285)

NET ASSETS – 100.0%		$131,605,354

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
CH	Switzerland
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $398,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	S&P 500 E-Mini Index September Futures	9/16/11	73	4,703,054	4,801,575	98,521

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 95.4%
AEROSPACE & DEFENSE – 1.8%
AAR Corp.		6,639	$179,851
AeroVironment, Inc.*		2,818	99,616
American Science & Engineering, Inc.		1,520	121,600
Astronics Corp.*		1,556	47,925
Ceradyne, Inc.*		4,156	162,042
Cubic Corp.		2,636	134,410
Curtiss-Wright Corp.		7,778	251,774
DigitalGlobe, Inc.*		5,891	149,690
Ducommun, Inc.		1,759	36,183
Esterline Technologies Corp.*		5,090	388,876
GenCorp, Inc.*		9,828	63,096
Geoeye, Inc.*		3,696	138,230
Heico Corp.		6,968	381,428
Hexcel Corp.*		16,382	358,602
Kratos Defense & Security Solutions, Inc.*		3,970	48,275
LMI Aerospace, Inc.*		1,481	36,181
Moog, Inc.*		7,582	329,969
National Presto Industries, Inc.		807	81,902
Orbital Sciences Corp.*		9,774	164,692
Taser International, Inc.*		10,189	46,360
Teledyne Technologies, Inc.*		6,136	309,009
The Keyw Holding Corp.*		2,988	37,021
Triumph Group, Inc.		3,138	312,482

			3,879,214

AIR FREIGHT & LOGISTICS – 0.4%
Air Transport Services Group, Inc.*		8,989	61,574
Atlas Air Worldwide Holdings, Inc.*		4,388	261,130
Forward Air Corp.		4,922	166,314
HUB Group, Inc.*		6,151	231,647
Pacer International, Inc.*		5,857	27,645
Park-Ohio Holdings Corp.*		1,413	29,871

			778,181

AIRLINES – 0.6%
Alaska Air Group, Inc.*		5,997	410,555
Allegiant Travel Co.*		2,499	123,701

	Country Code**	Shares	Value

Hawaiian Holdings, Inc.*		8,482	$48,347
JetBlue Airways Corp.*		41,232	251,515
Republic Airways Holdings, Inc.*		8,009	43,729
SkyWest, Inc.		8,854	133,341
Spirit Airlines, Inc.*		2,613	31,330
US Airways Group, Inc.*		27,095	241,416

			1,283,934

AUTO COMPONENTS – 0.9%
American Axle & Manufacturing Holdings, Inc.*		11,171	127,126
Amerigon, Inc.*		3,706	64,410
Cooper Tire & Rubber Co.		10,378	205,381
Dana Holding Corp.*		24,416	446,813
Dorman Products, Inc.*		1,801	71,284
Drew Industries, Inc.		3,208	79,302
Exide Technologies*		12,889	98,472
Fuel Systems Solutions, Inc.*		2,775	69,236
Modine Manufacturing Co.*		7,779	119,563
Motorcar Parts of America, Inc.*		2,016	30,260
Shiloh Industries, Inc.		703	7,578
Spartan Motors, Inc.		5,538	29,905
Standard Motor Products, Inc.		3,281	49,970
Stoneridge, Inc.*		4,399	64,841
Superior Industries International, Inc.		3,915	86,561
Tenneco, Inc.*		10,091	444,710
Tower International, Inc.*		1,080	19,105

			2,014,517

AUTOMOBILES – 0.0% +
Winnebago Industries, Inc.*		4,895	47,286

BEVERAGES – 0.2%
Boston Beer Co., Inc.*		1,386	124,186
Central European Distribution Corp.*		12,168	136,282
Coca-Cola Bottling Co. Consolidated		761	51,489

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Craft Brewers Alliance, Inc.*		1,678	$14,448
Heckmann Corp.*		15,505	93,650
MGP Ingredients, Inc.		1,937	16,871
National Beverage Corp.		1,837	26,912
Primo Water Corp.*		2,004	28,837

			492,675

BIOTECHNOLOGY – 3.5%
Achillion Pharmaceuticals, Inc.*		6,628	49,312
Acorda Therapeutics, Inc.*		6,586	212,794
Affymax, Inc.*		5,926	40,712
Alkermes, Inc.*		15,938	296,447
Allos Therapeutics, Inc.*		13,188	28,222
Alnylam Pharmaceuticals, Inc.*		6,169	57,804
AMAG Pharmaceuticals, Inc.*		3,536	66,477
Amicus Therapeutics, Inc.*		2,611	15,509
Anacor Pharmaceuticals, Inc.*		1,785	11,531
Anthera Pharmaceuticals, Inc.*		2,757	22,525
Ardea Biosciences, Inc.*		2,800	71,288
Arena Pharmaceuticals, Inc.*		24,495	33,313
Ariad Pharmaceuticals, Inc.*		22,031	249,611
ArQule, Inc.*		8,932	55,825
Array Biopharma, Inc.*		9,571	21,439
Aveo Pharmaceuticals, Inc.*		4,426	91,220
AVI Biopharma, Inc.*		22,643	32,379
BioCryst Pharmaceuticals, Inc.*		4,816	18,397
BioMimetic Therapeutics, Inc.*		3,227	16,522
BioSante Pharmaceuticals, Inc.*		15,583	42,853
BioSpecifics Technologies Corp.*		800	17,920
BioTime, Inc.*		4,237	21,736
Cell Therapeutics, Inc.*		27,987	44,080
Celldex Therapeutics, Inc.*		7,385	26,217

	Country Code**	Shares	Value

Cepheid, Inc.*		10,309	$357,104
Chelsea Therapeutics International, Ltd.*		8,921	45,497
Cleveland Biolabs, Inc.*		4,072	13,886
Codexis, Inc.*		4,104	39,521
Cubist Pharmaceuticals, Inc.*		10,008	360,188
Curis, Inc.*		12,765	45,699
Cytori Therapeutics, Inc.*		8,088	38,742
DUSA Pharmaceuticals, Inc.*		3,949	24,563
Dyax Corp.*		16,491	32,652
Dynavax Technologies Corp.*		19,503	53,633
Emergent Biosolutions, Inc.*		4,065	91,666
Enzon Pharmaceuticals, Inc.*		6,898	69,325
Exact Sciences Corp.*		8,698	74,803
Exelixis, Inc.*		21,343	191,233
Genomic Health, Inc.*		2,828	78,929
Geron Corp.*		21,591	86,580
GTx, Inc.*		3,052	14,619
Halozyme Therapeutics, Inc.*		13,717	94,784
Idenix Pharmaceuticals, Inc.*		9,159	45,795
ImmunoGen, Inc.*		12,552	153,009
Immunomedics, Inc.*		10,996	44,754
Incyte Corp.*		14,756	279,479
Infinity Pharmaceuticals, Inc.*		3,176	26,234
Inhibitex, Inc.*		10,626	41,654
Insmed, Inc.*		4,114	49,327
InterMune, Inc.*		8,166	292,751
Ironwood Pharmaceuticals, Inc.*		8,435	132,598
Isis Pharmaceuticals, Inc.*		16,645	152,468
Keryx Biopharmaceuticals, Inc.*		11,573	54,740
Lexicon Genetics, Inc.*		28,530	50,213
Ligand Pharmaceuticals, Inc.*		3,308	39,531
Mannkind Corp.*		12,914	49,073
Maxygen, Inc.		4,985	27,268
Medivation, Inc.*		5,223	111,929
Metabolix, Inc.*		5,730	40,912
Micromet, Inc.*		15,282	87,719

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Momenta Pharmaceuticals, Inc.*		7,700	$149,842
Nabi Biopharmaceuticals*		7,155	38,494
Neurocrine Biosciences, Inc.*		8,272	66,590
Novavax, Inc.*		16,065	32,451
NPS Pharmaceuticals, Inc.*		14,355	135,655
Nymox Pharmaceutical Corp.*	CA	3,272	27,321
OncoGenex Pharmaceutical, Inc.*		1,566	26,669
Oncothyreon, Inc.*		6,934	63,723
Onyx Pharmaceuticals, Inc.*		10,572	373,192
Opko Health, Inc.*		18,094	66,767
Orexigen Therapeutics, Inc.*		4,943	7,859
Osiris Therapeutics, Inc.*		2,704	20,929
PDL BioPharma, Inc.		23,519	138,057
Peregrine Pharmaceuticals, Inc.*		11,625	21,622
Pharmacyclics, Inc.*		7,653	79,897
PharmAthene, Inc.*		6,236	18,334
Progenics Pharmaceuticals, Inc.*		5,018	36,029
Raptor Pharmaceutical Corp.*		5,421	33,556
Rigel Pharmaceuticals, Inc.*		11,464	105,125
Sangamo BioSciences, Inc.*		8,752	51,549
Savient Pharmaceuticals, Inc.*		11,895	89,094
SciClone Pharmaceuticals, Inc.*		5,686	34,343
Seattle Genetics, Inc.*		16,098	330,331
Siga Technologies, Inc.*		5,733	55,839
Spectrum Pharmaceuticals, Inc.*		8,682	80,439
Sunesis Pharmaceuticals, Inc.*		4,968	10,383
SuperGen, Inc.*		9,410	28,042
Synta Pharmaceuticals, Corp.*		3,935	19,793
Targacept, Inc.*		4,596	96,838
Theravance, Inc.*		11,505	255,526
Transcept Pharmaceuticals, Inc.*		838	9,176

	Country Code**	Shares	Value

Trius Therapeutics, Inc.*		1,032	$8,173
Vanda Pharmaceuticals, Inc.*		4,674	33,372
Vical, Inc.*		12,011	49,485
Zalicus, Inc.*		12,364	29,426
Ziopharm Oncology, Inc.*		9,763	59,750
Zogenix, Inc.*		1,819	7,294

			7,627,976

BUILDING PRODUCTS – 0.6%
Aaon, Inc.		3,165	69,113
Ameresco, Inc. Class A*		2,939	41,675
American Woodmark Corp.		1,517	26,274
Ameron International Corp.		1,532	100,622
Apogee Enterprises, Inc.		4,720	60,463
Builders FirstSource, Inc.*		7,550	16,232
Gibraltar Industries, Inc.*		5,070	57,392
Griffon Corp.*		7,973	80,368
Insteel Industries, Inc.		2,976	37,319
NCI Building Systems, Inc.*		3,297	37,553
Quanex Building Products Corp.		6,376	104,503
Simpson Manufacturing Co., Inc.		6,973	208,284
Smith A O Corp.		6,357	268,901
Trex Co., Inc.*		2,604	63,746
Universal Forest Products, Inc.		3,269	78,325
USG Corp.*		11,926	171,019

			1,421,789

CAPITAL MARKETS – 2.0%
Apollo Investment Corp.		32,641	333,265
Arlington Asset Investment Corp., Class A		1,058	33,211
Artio Global Investors, Inc.		5,352	60,478
BGC Partners, Inc.		12,688	98,078

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

BlackRock Kelso Capital Corp.		12,262	$109,990
Calamos Asset Management, Inc.		3,197	46,420
Capital Southwest Corp.		488	45,028
CIFC Deerfield Corp.*		1,816	12,440
Cohen & Steers, Inc.		2,999	99,417
Cowen Group, Inc., Class A*		11,158	41,954
Diamond Hill Investment Group		432	35,117
Duff & Phelps Corp., Class A		5,144	65,998
Edelman Financial Group, Inc.		3,233	25,508
Epoch Holding Corp.		2,490	44,446
Evercore Partners, Inc.		3,298	109,889
FBR & Co.*		8,552	29,077
Fifth Street Finance Corp.		11,193	129,839
Financial Engines, Inc.*		6,387	165,551
FXCM, Inc., Class A		2,824	28,014
GAMCO Investors, Inc.		1,139	52,724
GFI Group, Inc.		11,966	54,924
Gladstone Capital Corp.		3,578	33,061
Gladstone Investment Corp.		3,723	26,582
Gleacher & Co., Inc.*		13,234	26,997
Golub Capital BDC, Inc.		1,640	24,485
Harris & Harris Group, Inc.*		5,219	26,773
Hercules Technology Growth Capital, Inc.		7,358	77,406
HFF, Inc. Class A*		4,903	73,986
ICG Group, Inc.*		6,161	75,349
INTL FCStone, Inc.*		2,185	52,899
Investment Technology Group, Inc.*		6,927	97,117
JMP Group, Inc.		2,385	16,767
KBW, Inc.		6,075	113,602
Knight Capital Group, Inc.*		16,824	185,400
Kohlberg Capital Corp.		3,190	25,360
Ladenburg Thalmann Financial Services, Inc.*		18,121	25,007
Main Street Capital Corp.		3,362	63,710

	Country Code**	Shares	Value

MCG Capital Corp.		12,921	$78,560
Medallion Financial Corp.		2,409	23,488
Medley Capital Corp.		1,836	21,555
MF Global Holdings Ltd.*		27,405	212,115
MVC Capital, Inc.		4,054	53,634
New Mountain Finance Corp.*		1,303	16,548
NGP Capital Resources Co.		3,633	29,791
Oppenheimer Holdings, Inc., Class A		1,730	48,803
optionsXpress Holdings, Inc.		7,156	119,362
PennantPark Investment Corp.		7,672	86,003
Piper Jaffray Cos., Inc.*		2,642	76,116
Prospect Capital Corp.		16,352	165,319
Pzena Investment Management, Inc. Class A		1,359	7,719
Safeguard Scientifics, Inc.*		3,450	65,136
Solar Capital Ltd.		6,129	151,325
Solar Senior Capital Ltd.		1,284	23,048
Stifel Financial Corp.*		8,976	321,879
SWS Group, Inc.		4,937	29,573
ThL Credit, Inc.		1,435	18,655
TICC Capital Corp.		5,436	52,186
Triangle Capital Corp.		3,090	57,041
Virtus Investment Partners, Inc.*		914	55,480
Westwood Holdings Group, Inc.		1,038	39,548

			4,318,753

CHEMICALS – 2.1%
American Vanguard Corp.		3,729	48,365
Arch Chemicals, Inc.		3,836	132,112
Balchem Corp.		4,814	210,757
Calgon Carbon Corp.*		9,457	160,769
Chase Corp.		940	15,754
Chemtura Corp.*		16,081	292,674
Ferro Corp.*		14,470	194,477
Flotek Industries, Inc.*		8,330	70,972
Fuller H B Co.		8,281	202,222
FutureFuel Corp.		3,117	37,747
Georgia Gulf Corp.*		5,682	137,163

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Hawkins, Inc.		1,454	$52,664
Innophos Holdings, Inc.		3,628	177,046
Innospec, Inc.*		3,952	132,827
KMG Chemicals, Inc.		1,194	20,107
Koppers Holdings, Inc.		3,448	130,783
Kraton Performance Polymers, Inc.*		5,317	208,267
Landec Corp.*		4,412	29,119
LSB Industries, Inc.*		3,066	131,593
Minerals Technologies, Inc.		3,053	202,383
NewMarket Corp.		1,508	257,431
NL Industries, Inc.		1,118	20,526
Olin Corp.		13,342	302,330
OM Group, Inc.*		5,176	210,353
Omnova Solutions, Inc.*		7,561	52,625
PolyOne Corp.		15,611	241,502
Quaker Chemical Corp.		2,149	92,428
Schulman A, Inc.		5,171	130,257
Senomyx, Inc.*		6,643	34,145
Sensient Technologies Corp.		8,402	311,462
Spartech Corp.*		5,139	31,297
Stepan Co.		1,356	96,140
STR Holdings, Inc.*		5,075	75,719
TPC Group, Inc.*		2,206	86,519
Zagg, Inc.*		3,320	44,488
Zep, Inc.		3,684	69,628
Zoltek Cos., Inc.*		4,650	48,965

			4,693,616

COMMERCIAL BANKS – 5.4%
1st Source Corp.		2,679	55,562
1st United Bancorp, Inc.*		4,615	28,705
Alliance Financial Corp.		767	23,417
Ameris Bancorp*		4,082	36,207
Ames National Corp.		1,319	23,953
Arrow Financial Corp.		1,746	42,725
Bancfirst Corp.		1,210	46,706
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	4,721	81,768
Bancorp Rhode Island, Inc.		647	29,322
BancorpSouth, Inc.		14,149	175,589
Bank Of Kentucky Financial Corp.		949	21,134

	Country Code**	Shares	Value

Bank of Marin Bancorp		971	$34,344
Bank Of The Ozarks, Inc.		2,398	124,840
Banner Corp.		2,799	48,983
Boston Private Financial Holdings, Inc.		13,132	86,409
Bridge Bancorp, Inc.		1,076	22,897
Bridge Capital Holdings*		1,415	15,678
Bryn Mawr Bank Corp.		1,665	33,716
Camden National Corp.		1,354	44,425
Cape Bancorp, Inc.*		1,746	17,460
Capital Bank Corp.*		2,292	7,999
Capital City Bank Group, Inc.		1,844	18,919
Cardinal Financial Corp.		5,040	55,188
Cascade Bancorp*		1,019	10,292
Cathay General Bancorp		13,214	216,577
Center Bancorp, Inc.		1,889	19,721
Center Financial Corp.*		6,097	38,716
Centerstate Banks, Inc.		5,231	36,199
Central Pacific Financial Corp.*		2,482	34,748
Century Bancorp, Inc., Class A		443	11,722
Chemical Financial Corp.		4,763	89,354
Citizens & Northern Corp.		2,123	31,994
City Holding Co.		2,661	87,893
CNB Financial Corp.		1,988	27,613
Cobiz Financial, Inc.		5,715	37,376
Columbia Banking System, Inc.		6,688	115,167
Community Banking Systems, Inc.		6,267	155,359
Community Trust Bancorp, Inc.		2,445	67,775
CVB Financial Corp.		15,220	140,785
Danvers Bancorp, Inc.		3,495	76,086
Eagle Bancorp, Inc.*		2,912	38,730
Encore Bancshares, Inc.*		1,337	16,071
Enterprise Bancorp, Inc.		924	13,925
Enterprise Financial Services Corp.		2,729	36,923
F.N.B. Corp.		21,459	222,101

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Financial Institutions, Inc.		2,376	$39,014
First Bancorp		2,673	27,372
First Bancorp, Inc.		1,339	19,898
First Busey Corp.		13,302	70,368
First Commonwealth Financial Corp.		17,917	102,844
First Community Bancshares, Inc.		2,768	38,752
First Financial Bancorp		9,905	165,314
First Financial Bankshares, Inc.		5,376	185,203
First Interstate BancSystem, Inc.		2,698	39,769
First Merchants Corp.		4,347	38,862
First Midwest Bancorp, Inc.		12,592	154,756
FirstMerit Corp.		18,476	305,039
German American Bancorp, Inc.		2,069	34,304
Glacier Bancorp, Inc.		12,198	164,429
Great Southern Bancorp, Inc.		1,789	33,902
Hampton Roads Bankshares, Inc.*		1,759	17,414
Hancock Holding Co.		7,194	222,870
Hanmi Financial Corp.*		26,607	28,469
Heartland Financial USA, Inc.		2,380	34,629
Heritage Commerce Corp.*		3,519	17,982
Heritage Financial Corp.		2,501	32,338
Home Bancshares, Inc.		3,867	91,416
Hudson Valley Holding Corp.		2,490	48,082
IBERIABANK Corp.		4,567	263,242
Independent Bank Corp. Massachusetts		3,674	96,442
International Bancshares Corp.		9,005	150,654
Investors Bancorp, Inc.*		7,876	111,839
Lakeland Bancorp, Inc.		3,826	38,183
Lakeland Financial Corp.		2,842	63,263
MainSource Financial Group, Inc.		3,446	28,602
MB Financial, Inc.		9,159	176,219
Merchants Bancshares, Inc.		767	18,768

	Country Code**	Shares	Value

Metro Bancorp, Inc.*		2,333	$26,643
MidSouth Bancorp, Inc.		1,165	15,879
Nara Bancorp, Inc.*		6,443	52,382
National Bankshares, Inc.		1,138	28,496
National Penn Bancshares, Inc.		20,891	165,666
NBT Bancorp, Inc.		5,924	131,098
Northfield Bancorp, Inc.		3,087	43,403
Old National Bancorp		16,097	173,848
OmniAmerican Bancorp, Inc.*		1,974	29,551
Oriental Financial Group	PR	7,659	98,725
Orrstown Financial Services, Inc.		1,291	33,966
Pacific Capital Bancorp*		765	24,319
Pacific Continental Corp.		3,275	29,966
PacWest Bancorp		5,125	105,421
Park National Corp.		2,211	145,616
Park Sterling Corp.*		4,879	24,200
Penns Woods Bancorp, Inc.		601	20,650
Peoples Bancorp, Inc.		1,854	20,895
Pinnacle Financial Partners, Inc.*		5,743	89,361
PrivateBancorp, Inc.		10,100	139,380
Prosperity Bancshares, Inc.		7,893	345,871
Renasant Corp.		4,308	62,423
Republic Bancorp, Inc.		1,717	34,168
S&T Bancorp, Inc.		4,835	89,883
S.Y. Bancorp, Inc.		2,187	50,848
Sandy Spring Bancorp, Inc.		4,093	73,633
SCBT Financial Corp.		2,434	69,807
Seacoast Banking Corp of Florida*		12,554	18,831
Sierra Bancorp		1,912	21,644
Signature Bank*		6,942	397,082
Simmons First National Corp., Class A		3,012	77,288
Southside Bancshares, Inc.		2,831	56,195
Southwest Bancorp, Inc.*		3,349	32,787
State Bancorp, Inc.		2,620	34,951

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

State Bank Financial Corp.*		5,358	$87,710
Stellarone Corp.		3,973	48,113
Sterling Bancorp		5,459	51,806
Sterling Bancshares, Inc.		17,291	141,095
Sterling Financial Corp.*		4,568	73,408
Suffolk Bancorp		1,727	24,109
Sun Bancorp, Inc.*		6,551	23,911
Susquehanna Bancshares, Inc.		21,839	174,712
SVB Financial Group*		7,196	429,673
Taylor Capital Group, Inc.*		1,757	14,337
Texas Capital Bancshares Inc*		6,287	162,393
The Bancorp, Inc.*		4,976	51,999
The First of Long Island Corp.		1,389	38,739
Tompkins Financial Corp.		1,412	55,407
Tower Bancorp, Inc.		1,748	47,895
TowneBank		4,192	56,089
Trico Bancshares		2,524	36,850
Trustmark Corp.		10,875	254,584
UMB Financial Corp.		5,431	227,450
Umpqua Holdings Corp.		19,373	224,146
Union First Market Bankshares Corp.		3,506	42,703
United Bankshares, Inc.		5,778	141,445
United Community Banks, Inc.*		3,363	35,513
Univest Corp. Of Pennsylvania		2,959	46,249
Virginia Commerce Bancorp, Inc.*		3,758	22,210
Washington Banking Co.		2,748	36,329
Washington Trust Bancorp, Inc.		2,463	56,575
Webster Financial Corp.		12,095	254,237
WesBanco, Inc.		3,989	78,424
West Bancorporation		2,410	21,232
West Coast Bancorp*		2,789	46,744
Westamerica Bancorporation		4,933	242,950
Western Alliance Bancorp*		11,781	83,645

	Country Code**	Shares	Value

Wilshire Bancorp, Inc.*		9,495	$27,915
Wintrust Financial Corp.		5,880	189,218

			11,776,002

COMMERCIAL SERVICES & SUPPLIES – 2.5%
ABM Industries, Inc.		8,862	206,839
Acco Brands Corp.*		9,210	72,298
American Reprographics Co.*		6,214	43,933
APAC Customer Services, Inc.*		5,256	28,014
AT Cross Co., Class A*		1,508	17,176
Casella Waste Systems, Inc., Class A*		4,310	26,291
Cenveo, Inc.*		9,184	58,778
Clean Harbors, Inc.*		3,916	404,327
Consolidated Graphics, Inc.*		1,501	82,480
Courier Corp.		1,737	19,194
Deluxe Corp.		8,605	212,630
EnergySolutions, Inc.		13,371	66,053
Enernoc, Inc.*		3,883	61,118
Ennis, Inc.		4,382	76,247
Fuel Tech, Inc.*		3,120	20,686
G&K Services, Inc.		3,134	106,117
Geo Group, Inc.*		10,826	249,323
Healthcare Services Group, Inc.		11,128	180,830
Heritage-Crystal Clean, Inc.*		778	14,922
Herman Miller, Inc.		9,564	260,332
Higher One Holdings, Inc.*		5,113	96,738
HNI Corp.		7,496	188,300
Innerworkings, Inc.*		4,308	35,929
Interface, Inc.		8,784	170,146
Intersections, Inc.		1,565	28,483
Kimball International, Inc.		5,219	33,558
Knoll, Inc.		8,014	160,841
M&F Worldwide Corp.*		1,741	44,987
McGrath Rentcorp.		4,084	114,679
Metalico, Inc.*		6,663	39,312
Mine Safety Appliances Co.		4,549	169,860
Mobile Mini, Inc.*		6,141	130,128
Multi-color Corp.		1,902	46,960
Quad Graphics, Inc.		4,188	162,746

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Rollins, Inc.		10,665	$217,353
Schawk, Inc.		1,994	33,021
Standard Parking Corp.*		2,625	41,921
Steelcase, Inc., Class A		13,311	151,612
Swisher Hygiene, Inc.*		14,195	79,918
SYKES Enterprises, Inc.*		6,982	150,322
Team, Inc.*		3,250	78,422
Tetra Tech, Inc.*		10,429	234,652
The Brink’s Co.		7,815	233,121
TMS International Corp., Class A*		2,201	28,723
TRC Companies, Inc.*		3,039	18,994
UniFirst Corp.		2,367	133,002
United Stationers, Inc.		7,675	271,925
US Ecology, Inc.		3,121	53,369
Viad Corp.		3,411	76,031
WCA Waste Corp.*		2,537	14,613

			5,447,254

COMMUNICATIONS EQUIPMENT – 2.3%
ADTRAN, Inc.		10,817	418,726
Anaren, Inc.*		2,515	53,444
Arris Group, Inc.*		20,683	240,130
Aruba Networks, Inc.*		14,249	421,058
Aviat Networks, Inc.*		10,083	39,727
Bel Fuse, Inc., Class B		1,748	37,914
Bigband Networks*		7,325	15,895
Black Box Corp.		3,006	93,998
Blue Coat Systems, Inc.*		7,269	158,900
Calix, Inc.*		6,279	130,729
Communications Systems, Inc.		1,060	19,006
Comtech Telecommunications Corp.		4,446	124,666
DG Fastchannel, Inc.*		4,580	146,789
Dialogic, Inc.*		2,474	11,133
Digi International, Inc.*		4,239	55,107
Emcore Corp.*		14,643	40,122
EMS Technologies, Inc.*		2,548	84,008
Emulex Corp.*		14,740	126,764
Extreme Networks, Inc.*		15,423	49,971
Finisar Corp.*		14,974	269,981
Globecomm Systems Inc*		3,733	58,085

	Country Code**	Shares	Value

Harmonic, Inc.*		19,180	$138,671
Infinera Corp.*		17,473	120,738
Interdigital, Inc.		7,574	309,398
Ixia*		6,434	82,355
KVH Industries, Inc.*		2,495	26,522
Loral Space & Communications, Inc.*		1,821	126,505
Meru Networks, Inc.*		1,862	22,363
NETGEAR, Inc.*		6,113	267,260
NumereX Corp.*		1,451	14,118
Oclaro, Inc.*		8,438	56,703
Oplink Communications, Inc.*		3,444	64,162
Opnext, Inc.*		7,628	17,392
Orbcomm, Inc.*		5,631	17,625
Plantronics, Inc.		8,053	294,176
Powerwave Technologies, Inc.*		28,263	83,376
Procera Networks, Inc.*		1,800	19,314
Seachange International, Inc.*		4,426	47,712
Shoretel, Inc.*		7,868	80,254
Sonus Networks, Inc.*		35,253	114,220
Sycamore Networks, Inc.		3,327	73,992
Symmetricom, Inc.*		7,228	42,139
Tekelec, Inc.*		10,325	94,267
Viasat, Inc.*		6,050	261,784
Westell Technologies, Inc., Class A*		8,569	30,591

			5,001,790

COMPUTERS & PERIPHERALS – 0.7%
Avid Technology, Inc.*		4,952	93,296
Cray, Inc.*		6,031	38,598
Dot Hill Systems Corp.*		9,598	27,258
Eletronics for Imaging, Inc.*		7,800	134,316
Hypercom Corp.*		9,212	90,554
Imation Corp.*		4,972	46,936
Immersion Corp.*		4,764	40,637
Intermec, Inc.*		9,954	109,892
Intevac, Inc.*		3,840	39,206
Novatel Wireless, Inc.*		5,324	29,176
OCZ Technology Group, Inc.*		8,580	68,640
Quantum Corp.*		37,675	124,328
Rimage Corp.		1,513	20,320

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Silicon Graphics International Corp.*		5,177	$89,044
STEC, Inc.*		6,874	116,927
Stratasys, Inc.*		3,533	119,062
Super Micro Computer, Inc.*		4,487	72,196
Synaptics, Inc.*		5,737	147,670
Xyratex, Ltd.*	BM	5,163	52,972

			1,461,028

CONSTRUCTION & ENGINEERING – 0.7%
Argan, Inc.*		1,138	11,539
Comfort Systems USA, Inc.		6,370	67,586
Dycom Industries, Inc.*		5,888	96,210
EMCOR Group, Inc.*		11,167	327,305
Furmanite Corp.*		6,191	49,157
Granite Construction, Inc.		6,475	158,832
Great Lakes Dredge & Dock Co.		9,854	54,985
Insituform Technologies, Inc., Class A*		6,593	138,255
Layne Christensen Co.*		3,272	99,272
Mastec, Inc.*		9,460	186,551
Michael Baker Corp.*		1,398	29,526
Myr Group, Inc.*		3,358	78,577
Northwest Pipe Co.*		1,538	40,080
Orion Marine Group, Inc.*		4,537	42,693
Pike Electric Corp.*		2,710	23,956
Primoris Services Corp.		4,457	57,495
Sterling Construction Co., Inc.*		2,753	37,909
Tutor Perini Corp.		5,203	99,794
UniTek Global Services, Inc.*		1,703	13,471

			1,613,193

CONSTRUCTION MATERIALS – 0.2%
Eagle Materials, Inc.		7,467	208,105
Headwaters, Inc.*		10,118	31,669
Texas Industries, Inc.		3,811	158,652
United States Lime & Minerals, Inc.*		366	15,010

			413,436

CONSUMER FINANCE – 0.7%
Advance America Cash Advance Centers, Inc.		9,351	64,428

	Country Code**	Shares	Value

Cash America International, Inc.		4,933	$285,473
Credit Acceptance Corp.*		1,125	95,029
Dollar Financial Corp.*		7,286	157,742
EZCORP, Inc., Class A*		7,872	280,046
First Cash Financial Services, Inc.*		5,258	220,783
Imperial Holdings, Inc.*		2,895	29,413
Nelnet, Inc., Class A		4,349	95,939
Netspend Holdings, Inc.*		5,038	50,380
Nicholas Financial, Inc.*	CA	1,636	19,436
The First Marblehead Corp.*		9,399	16,636
World Acceptance Corp.*		2,657	174,220

			1,489,525

CONTAINERS & PACKAGING – 0.2%
AEP Industries, Inc.*		748	21,834
Boise, Inc.		17,450	135,936
Graham Packaging Co., Inc.*		4,009	101,107
Graphic Packaging Holding Co.*		26,677	145,123
Myers Industries, Inc.		5,322	54,710

			458,710

DISTRIBUTORS – 0.2%
Audiovox Corp., Class A*		2,798	21,153
Core-Mark Holding Co., Inc.*		1,884	67,259
Pool Corp.		8,061	240,298
Weyco Group, Inc.		1,088	26,765

			355,475

DIVERSIFIED CONSUMER SERVICES – 1.2%
American Public Education, Inc.*		2,987	132,951
Archipelago Learning, Inc.*		2,179	21,485
Bridgepoint Education, Inc.*		2,986	74,650
Cambium Learning Group, Inc.*		2,133	7,188
Capella Education Co.*		2,635	110,275
Coinstar, Inc.*		5,240	285,790
Corinthian Colleges, Inc.*		13,019	55,461
Grand Canyon Education, Inc.*		4,809	68,192
Hillenbrand, Inc.		10,500	248,325
K12, Inc.*		4,337	143,728

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Lincoln Educational Services Corp.		3,787	$64,947
Mac-Gray Corp.		1,923	29,710
Matthews International Corp.		4,941	198,381
National American University Holdings, Inc.		1,337	12,581
Pre-Paid Legal Services, Inc.*		1,225	81,450
Regis Corp.		9,683	148,344
Sotheby’s		11,289	491,071
Steiner Leisure, Ltd.*	BS	2,516	114,931
Stewart Enterprises, Inc., Class A		13,272	96,886
Strayer Education, Inc.		2,053	259,479
Universal Technical Institute, Inc.		3,607	71,310

			2,717,135

DIVERSIFIED FINANCIAL SERVICES – 0.4%
California First National Bancorp		144	2,206
Compass Diversified Holding		6,753	111,357
Encore Capital Group, Inc.*		2,708	83,190
Gain Capital Holdings, Inc.*		1,314	8,949
Marketaxess Holdings, Inc.		4,804	120,388
Marlin Business Services Corp.*		1,350	17,078
Newstar Financial, Inc.*		4,596	49,085
PHH Corp.*		9,389	192,662
Pico Holdings, Inc.*		3,827	110,983
Portfolio Recovery Associates, Inc.*		2,870	243,347
Primus Guaranty Ltd.*	BM	4,077	21,404

			960,649

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%
8x8, Inc.*		10,342	50,572
AboveNet, Inc.		3,881	273,455
Alaska Communications Systems, Inc.		7,573	67,173
Atlantic Tele-network, Inc.		1,579	60,570

	Country Code**	Shares	Value

Cbeyond, Inc.*		4,687	$62,009
Cincinnati Bell, Inc.*		33,371	110,792
Cogent Communications Group, Inc.*		7,640	129,956
Consolidated Communications Holdings, Inc.		4,368	84,914
FairPoint Communications, Inc.*		3,569	32,870
General Communication, Inc. Class A*		6,895	83,223
Global Crossing Ltd.*	BM	5,118	196,429
Globalstar, Inc.*		17,284	21,259
HickoryTech Corp.		2,137	25,388
IDT Corp., Class B		2,319	62,659
inContact, Inc.*		5,248	24,928
Iridium Communications, Inc.*		7,260	62,799
Neutral Tandem, Inc.*		5,768	100,479
PAETEC Holding Corp.*		20,879	100,010
Premiere Global Services, Inc.*		8,747	69,801
SureWest Communications		2,366	39,560
Towerstream Corp.*		5,471	27,300
Vonage Holdings Corp.*		23,153	102,105

			1,788,251

ELECTRIC UTILITIES – 1.2%
ALLETE, Inc.		5,331	218,784
Central Vermont Public Service Corp.		2,232	80,687
Cleco Corp.		10,207	355,714
El Paso Electric Co.		7,007	226,326
IDACORP, Inc.		8,291	327,495
MGE Energy, Inc.		3,895	157,864
Otter Tail Corp.		6,032	127,275
PNM Resources, Inc.		14,488	242,529
Portland General Electric Co.		12,593	318,351
The Empire District Electric Co.		7,006	134,936
UIL Holdings Corp.		8,445	273,196
Unisource Energy Corp.		6,128	228,758
Unitil Corp.		1,813	47,682

			2,739,597

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

ELECTRICAL EQUIPMENT – 1.3%
A123 Systems, Inc.*		14,779	$78,624
Active Power, Inc.*		12,915	31,642
Acuity Brands, Inc.		7,252	404,517
American Superconductor Corp.*		7,487	67,682
AZZ, Inc.		2,090	95,722
Belden, Inc.		7,920	276,091
Brady Corp., Class A		7,954	255,005
Broadwind Energy, Inc.*		17,811	25,826
Capstone Turbine Corp.*		41,174	62,996
Coleman Cable, Inc.*		1,408	20,683
Encore Wire Corp.		3,091	74,864
Ener1, Inc.*		11,706	12,877
EnerSys*		8,387	288,681
Franklin Electric Co., Inc.		3,876	181,978
FuelCell Energy, Inc.*		20,797	27,244
Generac Holdings, Inc.*		4,149	80,491
Global Power Equipment Group, Inc.*		2,609	69,191
II-VI, Inc.*		8,635	221,056
LSI Industries, Inc.		3,267	25,940
Powell Industries, Inc.*		1,462	53,363
Powersecure International, Inc.*		3,149	22,736
Preformed Line Products Co.		411	29,255
Satcon Technology Corp.*		15,129	36,158
Thermon Group Holdings, Inc.*		1,671	20,052
Valence Technology, Inc.*		11,597	13,684
Vicor Corp.		3,304	53,426
Woodward Governor Co.		10,277	358,256

			2,888,040

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.4%
Aeroflex Holding Corp.*		3,298	59,859
Agilysys, Inc.*		3,093	25,796
Anixter International, Inc.		4,841	316,311
Benchmark Electronics, Inc.*		10,134	167,211

	Country Code**	Shares	Value

Brightpoint, Inc.*		11,407	$92,511
Checkpoint Systems, Inc.*		6,705	119,885
Cognex Corp.		6,931	245,565
Coherent, Inc.*		4,184	231,250
CTS Corp.		5,779	55,883
Daktronics, Inc.		5,814	62,733
DDI Corp.		2,503	23,879
DTS, Inc.*		2,906	117,838
Echelon Corp.*		5,878	53,431
Electro Rent Corp.		3,176	54,373
Electro Scientific Industries, Inc.*		3,760	72,568
eMagin Corp.*		2,987	18,131
Fabrinet*	KY	3,409	82,770
FARO Technologies, Inc.*		2,726	119,399
Gerber Scientific, Inc.*		4,184	46,568
GSI Group, Inc.*	CA	4,305	51,875
Identive Group, Inc.*		6,740	15,637
Insight Enterprises, Inc.*		7,783	137,837
KEMET Corp.*		7,366	105,260
L-1 Identity Solutions, Inc.*		12,429	146,041
LeCroy Corp.*		2,669	32,135
Littelfuse, Inc.		3,792	222,666
Maxwell Technologies, Inc.*		4,661	75,462
Measurement Specialties, Inc.*		2,492	88,964
Mercury Computer Systems, Inc.*		5,045	94,241
Methode Electronics, Inc.		6,212	72,121
Microvision, Inc.*		17,659	21,544
MTS Systems Corp.		2,614	109,344
Multi Fineline Electronix, Inc.*		1,505	32,523
NePhotonics Corp.*		1,460	10,103
Newport Corp.*		6,251	113,581
OSI Systems, Inc.*		3,174	136,482
Park Electrochemical Corp.		3,474	97,098
PC Connection, Inc.*		1,371	11,352
Plexus Corp.*		6,280	218,607
Power-One, Inc.*		11,386	92,227
Pulse Electronics Corp.		6,970	30,807
RadiSys Corp.*		3,257	23,744
Richardson Electronics, Ltd.		2,469	33,554

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Rofin-Sinar Technologies, Inc.*		4,750	$162,212
Rogers Corp.*		2,670	123,354
Sanmina-SCI Corp.*		13,436	138,794
ScanSource, Inc.*		4,509	168,997
SMART Modular Technologies, Inc.*	KY	10,870	99,569
SYNNEX Corp.*		4,171	132,221
TTM Technologies, Inc.*		8,667	138,845
Universal Display Corp.*		6,418	225,208
Viasystems Group, Inc.*		458	10,300
Vishay Precision Group, Inc.*		1,992	33,625
X-Rite, Inc.*		4,324	21,490
Zygo Corp.*		2,659	35,152

			5,228,933

ENERGY EQUIPMENT & SERVICES – 2.1%
Basic Energy Services, Inc.*		4,016	126,384
Bristow Group, Inc.		6,062	309,283
Cal Dive International, Inc.*		15,936	95,297
Complete Production Services, Inc.*		13,185	439,852
Dawson Geophysical Co.*		1,318	45,010
Dril-Quip, Inc.*		5,744	389,616
Exterran Holdings, Inc.*		10,654	211,269
Geokinetics, Inc.*		1,786	14,074
Global Geophysical Services, Inc.*		3,016	53,685
Global Industries, Ltd.*		16,913	92,683
Gulf Island Fabrication, Inc.		2,395	77,311
Gulfmark Offshore, Inc., Class A*		3,957	174,860
Helix Energy Solutions Group, Inc.*		17,711	293,294
Hercules Offshore, Inc.*		19,232	105,968
Hornbeck Offshore Services, Inc.*		3,816	104,940
Ion Geophysical Corp.*		21,953	207,675
Key Energy Services, Inc.*		20,803	374,454

	Country Code**	Shares	Value

Lufkin Industries, Inc.		5,090	$437,994
Matrix Service Co.*		4,425	59,207
Mitcham Industries, Inc.*		1,601	27,697
Natural Gas Services Group, Inc.*		2,056	33,225
Newpark Resources*		15,142	137,338
OYO Geospace Corp.*		722	72,200
Parker Drilling Co.*		19,526	114,227
Phi, Inc.*		2,169	47,132
Pioneer Drilling Co.*		9,079	138,364
RigNet, Inc.*		964	16,388
Tesco Corp.*	CA	5,042	97,865
TETRA Technologies, Inc.*		12,855	163,644
Union Drilling, Inc.*		2,598	26,733
Vantage Drilling Co.*	KY	28,918	52,631
Willbros Group, Inc.*		6,504	55,544

			4,595,844

FOOD & STAPLES RETAILING – 0.9%
Arden Group, Inc., Class A		178	16,380
Casey’s General Stores, Inc.		6,367	280,148
Ingles Markets, Inc.		2,068	34,225
Nash Finch Co.		2,012	72,050
PriceSmart, Inc.		2,958	151,538
Rite Aid Corp.*		98,452	130,941
Ruddick Corp.		8,237	358,639
Spartan Stores, Inc.		3,768	73,589
Susser Holdings Corp.*		1,267	19,917
The Andersons, Inc.		3,107	131,271
The Fresh Market, Inc.*		4,712	182,260
The Pantry, Inc.*		3,821	71,797
United Natural Foods, Inc.*		8,083	344,902
Village Super Market, Inc.		1,036	28,708
Weis Markets, Inc.		1,880	76,572
Winn-Dixie Stores, Inc.*		9,350	79,007

			2,051,944

FOOD PRODUCTS – 1.3%
Alico, Inc.		530	13,579
B&G Foods, Inc., Class A		8,017	165,310
Cal-Maine Foods, Inc.		2,386	76,256
Calavo Growers, Inc.		2,001	42,141

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Chiquita Brands International, Inc.*		7,588	$98,796
Darling International, Inc.*		19,541	345,876
Diamond Foods, Inc.		3,672	280,320
Dole Food Co., Inc.*		5,971	80,728
Farmer Brothers Co.		1,007	10,211
Fresh Del Monte Produce, Inc.	KY	6,094	162,527
Griffin Land & Nurseries, Inc.		345	11,209
Hain Celestial Group, Inc.*		5,987	199,726
Harbinger Group, Inc.*		1,410	8,615
Imperial Sugar Co.		2,033	40,660
J & J Snack Foods Corp.		2,415	120,388
Lancaster Colony Corp.		3,156	191,948
Lifeway Foods, Inc.*		626	6,999
Limoneira Co.		1,322	29,864
Omega Protein Corp.*		3,237	44,671
Pilgrim’s Pride Corp.*		8,458	45,758
Sanderson Farms, Inc.		3,710	177,264
Seneca Foods Corp.*		1,548	39,598
Smart Balance, Inc.*		9,940	51,489
Snyders-Lance, Inc.		7,915	171,201
Tootsie Roll Industries, Inc.		4,042	118,269
TreeHouse Foods, Inc.*		5,931	323,892

			2,857,295

GAS UTILITIES – 1.1%
Chesapeake Utilities Corp.		1,623	64,969
New Jersey Resources Corp.		6,988	311,735
Nicor, Inc.		7,031	384,877
Northwest Natural Gas Co.		4,527	204,304
Piedmont Natural Gas Co.		12,121	366,781
South Jersey Industries, Inc.		5,059	274,754
Southwest Gas Corp.		7,725	298,262
The Laclede Group, Inc.		3,781	143,035
WGL Holdings, Inc.		8,640	332,554

			2,381,271

HEALTH CARE EQUIPMENT & SUPPLIES – 3.0%
Abaxis, Inc.*		3,765	102,596
ABIOMED, Inc.*		5,284	85,601

	Country Code**	Shares	Value

Accuray, Inc.*		11,426	$91,522
Align Technology, Inc.*		10,237	233,404
Alimera Sciences, Inc.*		1,887	15,379
Alphatec Holdings, Inc.*		8,770	30,520
Analogic Corp.		2,100	110,439
Angiodynamics, Inc.*		4,159	59,183
Antares Pharma, Inc.*		14,220	31,426
Arthrocare Corp.*		4,564	152,757
AtriCure, Inc.*		2,389	30,818
Atrion Corp.		266	52,615
Bacterin International Holdings, Inc.*		3,505	9,954
BioLase Technology, Inc.*		4,659	23,947
Cantel Medical Corp.		2,202	59,256
Cardiovascular Systems, Inc.*		2,177	31,697
Cerus Corp.*		8,163	24,489
Conceptus, Inc.*		5,214	60,847
Conmed Corp.*		4,720	134,426
Cryolife, Inc.*		4,685	26,236
Cyberonics, Inc.*		4,728	132,148
Cynosure, Inc., Class A*		1,544	18,682
Delcath Systems, Inc.*		7,233	37,322
Dexcom, Inc.*		11,196	162,230
Dynavox, Inc., Class A*		1,495	11,362
Endologix, Inc.*		8,157	75,860
Exactech, Inc.*		1,350	24,314
Greatbatch, Inc.*		3,888	104,276
Haemonetics Corp.*		4,293	276,340
Hansen Medical, Inc.*		7,600	25,916
Heartware International, Inc.*		1,993	147,641
ICU Medical, Inc.*		2,027	88,580
Immucor, Inc.*		10,112	206,487
Insulet Corp.*		7,658	169,778
Integra Lifesciences Holdings Corp.*		3,474	166,092
Invacare Corp.		4,775	158,482
Iris International, Inc.*		2,989	29,860
Kensey Nash Corp.*		1,424	35,928
Mako Surgical Corp.*		5,328	158,401
Masimo Corp.		8,781	260,620
Medical Action Industries, Inc.*		2,689	21,915
Meridian Bioscience, Inc.		6,872	165,684

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Merit Medical Systems, Inc.*		6,051	$108,736
Natus Med, Inc.*		4,845	73,402
Neogen Corp.*		3,876	175,234
Neoprobe Corp.*		14,770	49,036
NuVasive, Inc.*		6,617	217,567
Nxstage Medical, Inc.*		7,447	155,047
OraSure Technologies, Inc.*		7,805	66,577
Orthofix International NV*	AN	3,009	127,792
Palomar Medical Technologies, Inc.*		3,186	35,938
Quidel Corp.*		4,760	72,114
Rockwell Medical Technologies, Inc.*		2,662	34,180
RTI Biologics, Inc.*		9,343	25,320
Solta Medical, Inc.*		10,342	28,544
Sonosite, Inc.*		2,303	80,997
Spectranetics Corp.*		5,582	34,720
Staar Surgical Co.*		5,981	31,699
Stereotaxis, Inc.*		7,572	26,578
STERIS Corp.		9,919	346,967
Surmodics, Inc.*		2,570	28,527
Symmetry Medical, Inc.*		6,101	54,726
Synergetics USA, Inc.*		3,680	20,277
Synovis Life Technologies, Inc.*		1,913	33,324
Tornier NV*	NL	1,755	47,297
Unilife Corp.*		9,523	49,329
Uroplasty, Inc.*		3,312	24,840
Vascular Solutions, Inc.*		2,830	35,092
Volcano Corp.*		8,696	280,794
West Pharmaceutical Services, Inc.		5,608	245,406
Wright Medical Group, Inc.*		6,523	97,845
Young Innovations, Inc.		957	27,294
Zoll Medical Corp.*		3,655	207,092

			6,687,321

HEALTH CARE PROVIDERS & SERVICES – 3.0%
Accretive Health, Inc.*		6,675	192,173
Air Methods Corp.*		1,891	141,333
Alliance Healthcare Services, Inc.*		3,866	14,691
Almost Family, Inc.*		1,370	37,538
Amedisys, Inc.*		4,934	131,392

	Country Code**	Shares	Value

American Dental Partners, Inc.*		2,540	$32,918
AMN Healthcare Services, Inc.*		6,622	55,095
AmSurg Corp.*		5,227	136,582
Assisted Living Concepts, Inc., Class A		3,285	55,122
Bio-Reference Labs, Inc.*		4,115	86,004
Bioscrip, Inc.*		6,788	44,054
Capital Senior Living Corp.*		4,621	42,929
CardioNet, Inc.*		4,021	21,352
Centene Corp.*		8,357	296,924
Chemed Corp.		3,567	233,710
Chindex International, Inc.*		1,894	25,796
Continucare Corp.*		5,027	31,067
Corvel Corp.*		1,061	49,761
Cross Country Healthcare, Inc.*		4,646	35,310
Emeritus Corp.*		5,088	108,120
ExamWorks Group, Inc.*		4,519	114,737
Five Star Quality Care, Inc.*		5,269	30,613
Gentiva Health Services, Inc.*		5,099	106,212
Hanger Orthopedic Group, Inc.*		5,592	136,836
HEALTHSOUTH Corp.*		15,848	416,010
Healthspring, Inc.*		11,314	521,689
Healthways, Inc.*		5,692	86,405
HMS Holdings Corp.*		4,711	362,135
IPC The Hospitalist Co.*		2,732	126,628
Kindred Healthcare, Inc.*		8,680	186,360
Landauer, Inc.		1,583	97,497
LHC Group, Inc.*		2,643	60,948
Magellan Health Services, Inc.*		5,360	293,406
Medcath Corp.*		3,379	45,921
MedQuist Holdings, Inc.*		5,269	68,076
Metropolitan Health Networks, Inc.*		6,941	33,247
Molina Healthcare, Inc.*		4,685	127,057

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

MWI Veterinary Supply, Inc.*		2,094	$169,132
National Healthcare Corp.		1,718	85,161
National Research Corp.		266	9,717
Owens & Minor, Inc.		10,649	367,284
Pharmerica Corp.*		4,892	62,422
Providence Service Corp.*		2,148	27,172
PSS World Medical, Inc.*		9,264	259,485
Radnet Inc*		5,201	22,884
Select Medical Holdings Corp.*		7,514	66,649
Skilled Healthcare Group, Inc., Class A*		3,157	29,865
Sun Healthcare Group, Inc.*		4,154	33,315
Sunrise Senior Living, Inc.*		9,605	91,536
Team Health Holdings, Inc.*		4,435	99,832
The Ensign Group, Inc.		2,722	82,722
Triple-S Management Corp., Class B*	PR	3,274	71,144
U.S. Physical Therapy, Inc.		1,977	48,891
Universal American Corp.		5,397	59,097
WellCare Health Plans, Inc.*		7,108	365,422

			6,537,378

HEALTH CARE TECHNOLOGY – 0.5%
athenahealth, Inc.*		5,812	238,873
Computer Programs and Systems, Inc.		1,852	117,565
ePocrates, Inc.*		1,095	20,192
HealthStream, Inc.*		2,497	33,135
MedAssets, Inc.*		7,955	106,279
Medidata Solutions, Inc.*		3,495	83,426
Merge Healthcare, Inc.*		8,639	44,923
Omnicell, Inc.*		5,533	86,259
Quality Systems, Inc.		3,238	282,677
Transcend Services, Inc.*		1,456	42,792

			1,056,121

	Country Code**	Shares	Value

HOTELS, RESTAURANTS & LEISURE – 2.6%
AFC Enterprises, Inc.*		4,150	$68,267
Ambassadors Group, Inc.		3,004	26,525
Ameristar Casinos, Inc.		5,539	131,330
Benihana, Inc., Class A*		2,128	22,323
Biglari Holdings, Inc.*		203	79,383
BJ’s Restaurants, Inc.*		4,015	210,225
Bob Evans Farms, Inc.		5,084	177,787
Boyd Gaming Corp.*		9,461	82,311
Bravo Brio Restaurant Group, Inc.*		3,216	78,567
Buffalo Wild Wings, Inc.*		3,058	202,776
California Pizza Kitchen, Inc.*		3,247	59,972
Caribou Coffee Co, Inc.*		2,228	29,499
Carrols Restaurant Group, Inc.*		2,067	21,579
CEC Entertainment, Inc.		3,329	133,526
Churchill Downs, Inc.		2,095	94,443
Cracker Barrel Old Country Store, Inc.		3,842	189,449
Dennys Corp.*		16,604	64,424
DineEquity, Inc.*		2,580	134,857
Domino’s Pizza, Inc.*		10,322	260,527
Einstein Noah Restaurant Group, Inc.		983	14,715
Gaylord Entertainment Co.*		6,083	182,490
International Speedway Corp., Class A		4,947	140,544
Interval Leisure Group, Inc.*		6,739	92,257
Isle of Capri Casinos, Inc.*		3,689	32,648
Jack In The Box, Inc.*		8,313	189,370
Jamba, Inc.*		10,972	23,480
Krispy Kreme Doughnuts, Inc.*		9,790	93,103
Life Time Fitness, Inc.*		7,070	282,164
Luby’s, Inc.*		2,830	15,622
Marcus Corp.		3,681	36,368
McCormick & Schmicks Seafood Restaurants, Inc.*		2,247	19,302
Monarch Casino & Resort, Inc.*		1,802	18,813

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Morgans Hotel Group*		4,009	$28,825
Multimedia Games Holding Company, Inc.*		4,310	19,610
O’Charley’s, Inc.*		3,084	22,544
Orient-Express Hotels, Ltd.*	BM	16,322	175,461
P.F. Chang’s China Bistro, Inc.		3,820	153,717
Papa John’s International, Inc.*		3,302	109,825
Peet’s Coffee & Tea, Inc.*		2,148	123,940
Pinnacle Entertainment, Inc.*		10,566	157,433
Red Lion Hotels Corp.*		2,779	21,954
Red Robin Gourmet Burgers, Inc.*		2,167	78,835
Ruby Tuesday, Inc.*		10,906	117,567
Ruth’s Chris Steak House, Inc.*		5,878	32,976
Scientific Games Corp., Class A*		9,723	100,536
Shuffle Master, Inc.*		9,071	84,859
Six Flags Entertainment Corp.		6,948	260,203
Sonic Corp.*		10,359	110,116
Speedway Motorsports, Inc.		1,994	28,275
Texas Roadhouse, Inc., Class A		10,529	184,626
The Cheesecake Factory, Inc.*		9,666	303,222
Town Sports International Holdings, Inc.*		3,513	26,734
Vail Resorts, Inc.		6,063	280,232

			5,630,136

HOUSEHOLD DURABLES – 0.8%
American Greetings Corp.		6,764	162,607
Beazer Homes USA, Inc.*		12,724	43,134
Blyth, Inc.		873	43,956
Cavco Industries, Inc.*		1,139	51,255
CSS Industries, Inc.		1,303	27,272
Ethan Allen Interiors, Inc.		4,056	86,352
Furniture Brands International, Inc.*		6,999	28,976

	Country Code**	Shares	Value

Helen of Troy, Ltd.*	BM	5,159	$178,140
Hovnanian Enterprises, Inc., Class A*		10,336	24,910
Irobot Corp.*		3,965	139,925
KB Home		12,910	126,260
La-Z-Boy, Inc.*		8,681	85,681
Libbey, Inc.*		3,311	53,704
Lifetime Brands, Inc.		1,533	17,997
M.D.C. Holdings, Inc.		6,287	154,912
M/I Homes, Inc.*		3,126	38,325
Meritage Homes Corp.*		4,677	105,513
Ryland Group, Inc.		7,456	123,248
Sealy Corp.*		8,359	21,148
Skyline Corp.		1,096	19,180
Standard Pacific Corp.*		17,848	59,791
Universal Electronics, Inc.*		2,497	63,074

			1,655,360

HOUSEHOLD PRODUCTS – 0.1%
Central Garden And Pet Co., Class A*		7,925	80,439
Oil-Dri Corp of America		648	13,880
Spectrum Brands Holdings, Inc.*		2,783	89,056
WD-40 Co.		2,856	111,498

			294,873

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Atlantic Power Corp.	CA	11,467	174,528
Dynegy, Inc.*		17,112	105,923
Ormat Technologies, Inc.		3,008	66,206

			346,657

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.		3,023	168,412
Seaboard Corp.		52	125,736
Standex International Corp.		2,097	64,315
Tredegar Corp.		4,029	73,932
United Capital Corp.*		260	7,787

			440,182

INSURANCE – 2.3%
Alterra Capital Holdings, Ltd.	BM	15,257	340,231
American Equity Investment Life Holding Co.		9,966	126,668

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

American Safety Insurance Holdings, Ltd.*	BM	1,812	$34,682
AMERISAFE, Inc.*		3,155	71,366
Amtrust Financial Services, Inc.		4,124	93,945
Argo Group International Holdings, Inc.	BM	4,660	138,495
Baldwin & Lyons, Inc., Class B		1,557	36,076
Citizens, Inc.*		6,394	43,607
CNO Financial Group, Inc.*		37,018	292,812
Crawford & Co., Class B		4,423	31,271
Delphi Financial Group, Inc.		8,090	236,309
Donegal Group, Inc.		1,460	18,688
eHealth, Inc.*		3,646	48,711
EMC Insurance Group, Inc.		900	17,190
Enstar Group, Ltd.*	BM	1,154	120,582
FBL Financial Group, Inc.		2,155	69,283
First American Financial Corp.		17,738	277,600
Flagstone Reinsurance Holdings SA	LU	8,907	75,086
Fortegra Financial Corp.*		941	7,377
FPIC Insurance Group, Inc.*		1,429	59,561
Global Indemnity PLC*	IE	2,310	51,236
Greenlight Capital Re, Ltd., Class A*	KY	4,738	124,562
Hallmark Financial Services, Inc.*		2,013	15,842
Harleysville Group, Inc.		2,196	68,449
Hilltop Holdings, Inc.*		6,925	61,217
Horace Mann Educators Corp.		6,776	105,773
Independence Holding Co.		1,085	11,327
Infinity Property & Casualty Corp.		2,134	116,644
Kansas City Life Insurance Co.		637	19,843
Maiden Holdings Ltd.	BM	8,631	78,542
Meadowbrook Insurance Group, Inc.		9,187	91,043
Montpelier Re Holdings Ltd.	BM	10,588	190,584

	Country Code**	Shares	Value

National Financial Partners Corp.*		7,397	$85,361
National Interstate Corp.		1,295	29,656
National Western Life Insurance Co.		361	57,569
Navigators Group, Inc.*		2,309	108,523
OneBeacon Insurance Group Ltd., Class A	BM	3,839	51,404
Phoenix Cos., Inc.*		19,376	47,665
Platinum Underwriters Holdings, Ltd.	BM	6,319	210,044
Presidential Life Corp.		3,658	38,190
Primerica, Inc.		5,705	125,339
ProAssurance Corp.*		5,164	361,480
RLI Corp.		3,159	195,605
Safety Insurance Group, Inc.		2,208	92,824
SeaBright Insurance Holdings, Inc.		3,549	35,135
Selective Insurance Group, Inc.		9,257	150,611
State Auto Financial Corp.		2,596	45,248
Stewart Information Services Corp.		3,094	31,033
Symetra Financial Corp.		11,333	152,202
Tower Group, Inc.		6,249	148,851
United Fire & Casualty Co.		3,727	64,738
Universal Insurance Holdings, Inc.		3,334	15,570

			5,121,650

INTERNET & CATALOG RETAIL – 0.4%
1-800-Flowers.com, Inc., Class A*		4,057	12,577
Blue Nile, Inc.*		2,152	94,645
Geeknet, Inc.*		748	19,986
HSN, Inc.*		6,676	219,774
NutriSystem, Inc.		4,544	63,889
Orbitz Worldwide, Inc.*		3,552	8,844
Overstock.com, Inc.*		1,945	29,603
PetMed Express Common, Inc.		3,660	43,371
Shutterfly, Inc.*		4,961	284,861
US Auto Parts Network, Inc.*		2,453	18,790

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

ValueVsion Media, Inc., Class A*		6,822	$52,188

			848,528

INTERNET SOFTWARE & SERVICES – 1.9%
Active Network, Inc.*		2,040	35,904
Ancestry.com, Inc.*		5,272	218,208
Boingo Wireless, Inc.*		981	8,907
ComScore, Inc.*		5,291	137,037
Constant Contact, Inc.*		4,918	124,819
Cornerstone OnDemand, Inc.*		1,867	32,953
DealerTrack Holdings, Inc.*		6,871	157,689
Demand Media, Inc.*		1,248	16,910
Dice Holdings, Inc.*		8,097	109,471
Digital River, Inc.*		6,604	212,385
Earthlink, Inc.		18,298	140,803
Envestnet, Inc.*		3,247	48,218
FriendFinder Networks, Inc.*		807	3,276
InfoSpace, Inc.*		6,125	55,860
Internap Network Services Corp.*		8,723	64,114
Intralinks Holdings, Inc.*		5,326	92,033
j2 Global Communications, Inc.*		7,648	215,903
Keynote Systems, Inc.		2,328	50,355
Kit Digital, Inc.*		5,864	70,016
Limelight Networks, Inc.*		11,275	51,414
Liquidity Services, Inc.*		3,170	74,844
LivePerson Inc.*		8,757	123,824
Logmein, Inc.*		3,385	130,559
Loopnet, Inc.*		2,744	50,435
Marchex, Inc., Class B		3,692	32,785
Mediamind Technologies, Inc.*		1,290	28,303
Moduslink Global Solutions, Inc.		7,165	32,099
Move, Inc.*		26,383	57,779
NIC, Inc.		10,664	143,537
Opentable, Inc.*		3,923	326,080
Openwave Systems, Inc.*		14,350	32,862
Perficient, Inc.*		3,999	41,030
Quepasa Corp.*		1,202	8,715

	Country Code**	Shares	Value

Quinstreet, Inc.*		4,586	$59,526
RealNetworks, Inc.*		13,993	47,576
Responsys, Inc.*		1,536	27,233
Rightnow Technologies, Inc.*		4,105	133,002
Saba Software, Inc.*		4,674	42,206
SAVVIS, Inc.*		7,510	296,870
SciQuest, Inc.*		2,017	34,471
SPS Commerce, Inc.*		1,418	25,226
Stamps.com, Inc.		1,761	23,492
Support.com, Inc.*		8,113	38,942
TechTarget, Inc.*		2,386	18,062
Travelzoo, Inc.*		918	59,340
United Online, Inc.		14,737	88,864
ValueClick, Inc.*		13,109	217,609
Vocus, Inc.*		2,932	89,749
Web.com Group, Inc.*		4,814	59,309
XO Group, Inc.*		5,228	52,019
Zix Corp.*		11,063	42,482

			4,285,105

IT SERVICES – 1.9%
Acxiom Corp.*		13,578	178,008
CACI International, Inc., Class A*		5,024	316,914
Cardtronics, Inc.*		7,173	168,207
Cass Information Systems, Inc.		1,414	53,393
Ciber, Inc.*		10,642	59,063
Computer Task Group, Inc.*		2,550	33,583
Convergys Corp.*		17,576	239,737
CSG Systems International, Inc.*		5,786	106,925
Dynamics Research Corp.*		1,422	19,396
Echo Global Logistics, Inc.*		1,791	31,790
Euronet Worldwide, Inc.*		8,545	131,678
Exlservice Holdings, Inc.*		2,699	62,347
Forrester Research, Inc.		2,474	81,543
Heartland Payment Systems, Inc.		6,433	132,520
iGATE Corp.		5,174	84,440
Integral Systems, Inc.*		2,599	31,630
Jack Henry & Associates, Inc.		14,419	432,714
Lionbridge Technologies, Inc.*		10,380	33,008

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Mantech International Corp., Class A		3,879	$172,305
MAXIMUS, Inc.		2,902	240,082
Moneygram International, Inc.*		14,287	47,433
NCI, Inc., Class A*		1,087	24,697
Ness Technologies, Inc.*		5,522	41,802
PRGX Global, Inc.*		3,289	23,516
Sapient Corp.*		18,268	274,568
ServiceSource International, Inc.*		1,670	37,107
SRA International, Inc., Class A*		7,598	234,930
Stream Global Services, Inc.*		1,186	3,914
Syntel, Inc.		2,573	152,116
Teletech Holdings, Inc.*		4,231	89,189
The Hackett Group, Inc.*		5,134	26,132
TNS, Inc.*		4,253	70,600
Unisys Corp.*		7,196	184,937
Virtusa Corp.*		2,508	47,527
Wright Express Corp.*		6,453	336,008

			4,203,759

LEISURE EQUIPMENT & PRODUCTS – 0.4%
Arctic Cat, Inc.*		2,036	27,344
Black Diamond, Inc.*		2,080	16,390
Brunswick Corp.		14,880	303,552
Callaway Golf Co.		10,812	67,251
Eastman Kodak Co.*		45,045	161,261
Jakks Pacific, Inc.*		4,526	83,324
Johnson Outdoors, Inc., Class A*		704	12,052
Leapfrog Enterprises, Inc.*		6,945	29,308
Marine Products Corp.*		1,510	10,147
Smith & Wesson Holding Corp.*		9,946	29,838
Steinway Musical Instruments, Inc.*		1,097	28,182
Sturm Ruger & Co., Inc.		3,164	69,450
Summer Infant, Inc.*		2,134	17,328

			855,427

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Affymetrix, Inc.*		11,807	93,630

	Country Code**	Shares	Value

Albany Molecular Research, Inc.*		3,625	$17,436
BG Medicine, Inc.*		1,102	8,772
Caliper Life Sciences, Inc.*		7,876	63,874
Cambrex Corp.*		4,873	22,513
Complete Genomics, Inc.*		1,614	24,662
Enzo Biochem, Inc.*		6,426	27,311
eResearchTechnology, Inc.*		8,241	52,495
Fluidigm Corp.*		1,100	18,447
Furiex Pharmaceuticals, Inc.*		1,602	28,500
Harvard Bioscience, Inc.*		3,730	19,881
Kendle International, Inc.*		2,494	37,610
Luminex Corp.*		6,319	132,067
MEDTOX Scientific, Inc.		1,215	21,226
Pacific Biosciences Of California, Inc.*		5,662	66,245
Parexel International Corp.*		9,833	231,665
Sequenom, Inc.*		16,532	124,817

			991,151

MACHINERY – 3.1%
3d Systems Corp.*		6,995	137,871
Accuride Corp.*		6,740	85,126
Actuant Corp., Class A		11,467	307,660
Alamo Group, Inc.		1,124	26,639
Albany International Corp.		4,636	122,344
Altra Holdings, Inc.*		4,480	107,475
American Railcar Industries, Inc.*		1,594	37,379
Ampco-Pittsburgh Corp.		1,433	33,604
Astec Industries, Inc.*		3,338	123,439
Badger Meter, Inc.		2,531	93,622
Barnes Group, Inc.		9,120	226,267
Blount International, Inc.*		8,125	141,944
Briggs & Stratton Corp.		8,456	167,936
Cascade Corp.		1,540	73,258
Chart Industries, Inc.*		4,902	264,610
CIRCOR International, Inc.		2,877	123,222

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Clarcor, Inc.		8,439	$398,996
Colfax Corp.*		4,110	101,928
Columbus Mckinnon Corp.*		3,220	57,831
Commercial Vehicle Group, Inc.*		4,793	68,013
Douglas Dynamics, Inc.		3,139	49,565
Dynamic Materials Corp.		2,231	50,019
Energy Recovery, Inc.*		7,672	25,087
EnPro Industries, Inc.*		3,451	165,890
Esco Technologies, Inc.		4,453	163,870
Federal Signal Corp.		10,462	68,631
Flow International Corp.*		7,938	28,259
Force Protection, Inc.*		11,842	58,796
FreightCar America, Inc.*		2,008	50,883
Gorman-rupp Co.		2,556	84,203
Graham Corp.		1,642	33,497
Hurco Companies., Inc.*		1,095	35,270
John Bean Technologies Corp.		4,817	93,064
Kadant, Inc.*		2,054	64,722
Kaydon Corp.		5,470	204,140
LB Foster Co.		1,581	52,031
Lindsay Corp.		2,099	144,411
Lydall, Inc.*		2,887	34,529
Meritor, Inc.*		15,788	253,239
Met-Pro Corp.		2,554	29,065
Middleby Corp.*		3,126	293,969
Miller Industries, Inc.		1,998	37,343
Mueller Industries, Inc.		6,326	239,819
Mueller Water Products, Inc., Class A		26,095	103,858
NACCO Industries, Inc., Class A		974	94,303
NN, Inc.*		2,795	41,813
Omega Flex, Inc.*		287	4,027
Pmfg, Inc.*		2,938	58,319
RBC Bearings, Inc.*		3,664	138,353
Robbins & Myers, Inc.		6,585	348,017
Sauer- Danfoss, Inc.*		1,931	97,303
Sun Hydraulics, Inc.		2,239	107,024
Tecumseh Products Co., Class A*		3,057	31,181
Tennant Co.		3,217	128,455
The Greenbrier Cos., Inc*		3,091	61,078

	Country Code**	Shares	Value

Titan International, Inc.		7,040	$170,790
Trimas Corp.*		4,252	105,237
Twin Disc, Inc.		1,413	54,584
Wabash National Corp.*		11,463	107,408
Watts Water Technologies, Inc., Class A		5,040	178,466
Xerium Technologies, Inc.*		1,825	33,854

			6,823,536

MARINE – 0.1%
Baltic Trading, Ltd.	MH	2,686	15,418
Eagle Bulk Shipping, Inc.*	MH	10,362	25,698
Excel Maritime Carriers Ltd.*	LR	7,527	23,334
Genco Shipping & Trading Ltd.*	MH	4,942	37,164
International Shipholding Corp.		884	18,811
Ultrapetrol Bahamas Ltd.*	BS	3,395	16,771

			137,196

MEDIA – 1.4%
AH Belo Corp.		3,091	22,997
Arbitron, Inc.		4,543	187,762
Ascent Media Corp., Class A*		2,384	126,281
Belo Corp., Class A*		15,487	116,617
Central European Media Enterprises Ltd., Class A*	BM	6,103	120,534
Cinemark Holdings, Inc.		15,491	320,819
Crown Media Holdings, Inc., Class A*		5,611	10,717
Cumulus Media, Inc., Class A*		3,713	12,996
Entercom Communications Corp., Class A*		4,045	35,111
Entravision Communications Corp., Class A*		8,397	15,534
Fisher Communications, Inc.*		1,441	42,971
Global Sources Ltd.*	BM	1,885	17,323
Global Traffic Network, Inc.*		2,304	26,473

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Gray Television, Inc.*		8,430	$22,255
Harte-Hanks, Inc.		7,479	60,730
interCLICK, Inc.*		3,264	25,981
Journal Communications, Inc., Class A*		7,279	37,632
Knology, Inc.*		5,005	74,324
LIN TV Corp., Class A*		5,124	24,954
Lions Gate Entertainment Corp.*	CA	7,454	49,346
Live Nation, Inc.*		23,528	269,866
Martha Stewart Living Omnimedia, Inc., Class A*		4,718	20,476
McClatchy Co., Class A*		9,575	26,906
MDC Partners, Inc., Class A	CA	4,182	75,527
Meredith Corp.		6,103	189,986
National CineMedia, Inc.		9,217	155,859
Nexstar Broadcasting Group, Inc., Class A*		1,888	15,500
Outdoor Channel Holdings, Inc.*		2,273	15,547
PRIMEDIA, Inc.		2,911	20,523
ReachLocal, Inc.*		1,638	34,120
Rentrak Corp.*		1,568	27,816
Saga Communications, Inc., Class A*		603	22,311
Scholastic Corp.		4,443	118,184
Sinclair Broadcast Group, Inc.		8,432	92,583
The E.W. Scripps Co., Class A*		5,707	55,187
The New York Times Co., Class A*		22,928	199,932
Valassis Communications, Inc.*		8,209	248,733
Value Line, Inc.		144	1,931
Warner Music Group Corp.*		9,623	79,101
Westwood One, Inc.*		687	3,545
World Wrestling Entertainment, Inc.		4,569	43,543

			3,068,533

METALS & MINING – 1.7%
AMCOL International Corp.		4,074	155,464

	Country Code**	Shares	Value

Castle AM Co.*		2,785	$46,259
Century Aluminum Co.*		8,612	134,778
Coeur D’Alene Mines Corp.*		14,961	362,954
General Moly Inc.*		11,266	50,246
Globe Specialty Metals, Inc.		10,511	235,657
Gold Resource Corp.		4,721	117,695
Golden Minerals Co.*		2,059	36,609
Golden Star Resources Ltd.*	CA	43,318	95,300
Handy & Harman Ltd.*		923	14,205
Haynes International, Inc.		2,036	126,089
Hecla Mining Co.*		46,690	359,046
Horsehead Holding Corp.*		7,297	97,196
Jaguar Mining, Inc.*	CA	14,179	67,776
Kaiser Aluminum Corp.		2,713	148,184
Materion Corp.*		3,408	125,994
Metals USA Holdings Corp.*		1,944	28,966
Midway Gold Corp.*	CA	13,072	25,621
Noranda Aluminum Holding Corp.*		3,796	57,471
Olympic Steel, Inc.		1,515	41,708
Paramount Gold And Silver Corp.*		19,543	63,710
Redcorp Ventures Ltd.*(1)	CA	91,400	—
Revett Minerals, Inc.*	CA	4,164	18,780
RTI International Metals, Inc.*		5,044	193,538
Stillwater Mining Co.*		17,216	378,924
Thompson Creek Metals Co., Inc.*	CA	25,536	254,849
Universal Stainless & Alloy*		1,178	55,083
US Energy Corp.*		4,016	17,148
US Gold Corp.*		17,639	106,363
Vista Gold Corp.*	CA	11,777	33,329
Worthington Industries, Inc.		9,625	222,337

			3,671,279

MULTI-LINE RETAIL – 0.2%
99 Cents Only Stores*		7,833	158,540
Bon-Ton Stores, Inc.		2,007	19,508
Fred’s, Inc.		6,588	95,065

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Gordmans Stores, Inc.*		924	$16,068
Saks, Inc.*		19,288	215,447
Tuesday Morning Corp.*		7,140	33,201

			537,829

MULTI-UTILITIES – 0.4%
Avista Corp.		9,629	247,369
Black Hills Corp.		6,575	197,842
CH Energy Group, Inc.		2,598	138,370
NorthWestern Corp.		6,075	201,143

			784,724

OIL, GAS & CONSUMABLE FUELS – 4.6%
Abraxas Petroleum Corp.*		13,714	52,525
Alon USA Energy, Inc.		1,936	21,819
Amyris, Inc.*		2,938	82,528
Apco Oil And Gas International, Inc.	KY	1,524	132,481
Approach Resources, Inc.*		3,732	84,604
ATP Oil & Gas Corp.*		7,428	113,723
Berry Petroleum Co.		8,614	457,662
Bill Barrett Corp.*		7,888	365,609
BPZ Resources, Inc.*		17,028	55,852
Callon Petroleum Co.*		6,560	46,051
CAMAC Energy, Inc.*		9,876	13,135
Carrizo Oil & Gas, Inc.*		6,495	271,166
Cheniere Energy, Inc.*		11,723	107,383
Clayton Williams Energy, Inc.*		980	58,849
Clean Energy Fuels Corp.*		8,282	108,908
Cloud Peak Energy, Inc.*		10,183	216,898
Comstock Resources, Inc.*		7,965	229,312
Contango Oil & Gas Co.*		2,034	118,867
Crimson Exploration, Inc.*		3,374	11,978
Crosstex Energy, Inc.		6,760	80,444
CVR Energy, Inc.*		14,648	360,634
Delek US Holdings, Inc.		2,325	36,502
DHT Maritime, Inc.	MH	10,873	41,644
Endeavour International Corp.*		6,199	93,419

	Country Code**	Shares	Value

Energy Partners, Ltd.*		4,846	$71,769
Energy XXi Bermuda, Ltd.*	BM	12,569	417,542
Evolution Petroleum Corp.*		2,619	18,595
Frontline Ltd.	BM	8,641	127,368
FX Energy, Inc.*		8,737	76,711
Gastar Exploration, Ltd.*	CA	9,729	33,370
General Maritime Corp.	MH	19,577	26,429
Georesources, Inc.*		3,343	75,184
Gevo, Inc.*		967	15,211
GMX Resources, Inc.*		10,048	44,714
Golar Lng, Ltd.	BM	6,108	213,108
Goodrich Petroleum Corp.*		4,331	79,734
Green Plains Renewable Energy, Inc.*		3,405	36,740
Gulfport Energy Corp.*		6,493	192,777
Hallador Energy Co.		556	5,332
Harvest Natural Resources, Inc.*		5,676	62,606
Houston American Energy Corp.		2,765	50,129
Hyperdynamics Corp.*		25,947	111,572
Isramco, Inc.*		157	10,375
James River Coal Co.*		5,931	123,483
Knightsbridge Tankers Ltd.	BM	3,687	81,225
Kodiak Oil & Gas Corp.*	CA	29,927	172,679
L&L Energy, Inc.*		3,700	18,981
Magnum Hunter Resources Corp.*		18,612	125,817
McMoRan Exploration Co.*		16,409	303,238
Miller Energy Resources, Inc.*		5,084	32,538
Nordic American Tanker Shipping, Ltd.	BM	7,924	180,192
Northern Oil And Gas, Inc.*		10,542	233,505
Oasis Petroleum, Inc.*		9,939	294,989
Overseas Shipholding Group, Inc.		4,446	119,775
Panhandle Oil & Gas, Inc., Class A		1,149	33,884
Patriot Coal Corp.*		15,244	339,331
Penn Virginia Corp.		7,652	101,083
Petroleum Development Corp.*		3,920	117,247

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

PetroQuest Energy, Inc.*		9,405	$66,023
Rentech, Inc.*		37,230	39,464
Resolute Energy Corp.*		7,700	124,432
REX American Resources Corp.*		1,076	17,862
Rex Energy Corp.*		5,823	59,802
Rosetta Resources, Inc.*		8,847	455,974
Scorpio Tankers, Inc.*	MH	4,222	42,178
SemGroup Corp., Class A*		6,906	177,277
Ship Finance International Ltd.	BM	7,551	136,069
Solazyme, Inc.*		1,801	41,369
Stone Energy Corp.*		8,188	248,833
Swift Energy Co.*		7,095	264,431
Syntroleum Corp.*		12,634	18,572
Targa Resources Corp.		2,717	90,911
Teekay Tankers Ltd., Class A	MH	7,125	66,975
Triangle Petroleum Corp.*		7,204	46,538
Ur-Energy, Inc.*	CA	16,808	26,893
Uranerz Energy Corp.*		10,737	32,426
Uranium Energy Corp.*		11,898	36,408
Uranium Resources, Inc.*		15,288	25,531
USEC, Inc.*		19,354	64,642
Vaalco Energy, Inc.*		8,613	51,850
Venoco, Inc.*		4,943	62,974
Voyager Oil & Gas, Inc.*		8,096	24,045
W&T Offshore, Inc.		5,838	152,489
Warren Resources, Inc.*		11,960	45,568
Western Refining, Inc.*		8,787	158,781
Westmoreland Coal Co.*		1,693	30,051
World Fuel Services Corp.		11,801	424,010
Zion Oil & Gas, Inc.*		4,206	25,026

			10,166,630

PAPER & FOREST PRODUCTS – 0.5%
Buckeye Technologies, Inc.		6,663	179,768
Clearwater Paper Corp.*		1,917	130,893
Deltic Timber Corp.		1,816	97,501

	Country Code**	Shares	Value

Glatfelter		7,717	$118,687
KapStone Paper and Packaging Corp.*		6,516	107,970
Louisiana-Pacific Corp.*		22,098	179,878
Neenah Paper, Inc.		2,503	53,264
Schweitzer-Mauduit International, Inc.		2,942	165,193
Verso Paper Corp.*		2,417	6,477
Wausau Paper Corp.		8,278	55,794

			1,095,425

PERSONAL PRODUCTS – 0.4%
Elizabeth Arden, Inc.*		4,083	118,530
Inter Parfums, Inc.		2,716	62,549
Medifast, Inc.*		2,321	55,077
Natures Sunshine Products, Inc.*		1,823	35,512
Nu Skin Enterprises, Inc.		9,175	344,521
Nutraceutical International Corp.*		1,431	22,009
Prestige Brands Holdings, Inc.*		8,415	108,049
Revlon, Inc., Class A*		1,886	31,685
Schiff Nutrition International, Inc.		1,980	22,156
Synutra International, Inc.*		2,938	28,851
The Female Health Co.		2,856	14,280
USANA Health Sciences, Inc.*		1,150	35,972

			879,191

PHARMACEUTICALS – 1.5%
Acura Pharmaceuticals, Inc.*		1,789	6,923
Aegerion Pharmaceuticals, Inc.*		1,329	20,932
Akorn, Inc.*		9,382	65,674
Ampio Pharmaceuticals, Inc.*		3,377	26,307
Auxilium Pharmaceuticals, Inc.*		8,002	156,839
Avanir Pharmaceuticals, Inc., Class A*		20,747	69,710
Cadence Pharmaceuticals, Inc.*		6,362	58,530
Columbia Laboratories, Inc.*		12,230	37,791

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Corcept Therapeutics, Inc.*		6,617	$26,402
Cornerstone Therapeutics, Inc.*		1,132	10,143
Depomed, Inc.*		8,978	73,440
Durect Corp.*		13,720	27,852
Endocyte, Inc.*		2,349	33,638
Hi-Tech Pharmacal Co., Inc.*		1,740	50,338
Impax Laboratories, Inc.*		10,915	237,838
ISTA Pharmaceuticals, Inc.*		4,299	32,866
Jazz Pharmaceuticals, Inc.*		3,683	122,828
KV Pharmaceutical Co., Class A*		8,418	22,897
Lannett Co, Inc.*		2,688	13,386
Map Pharmaceuticals, Inc.*		3,643	58,179
Medicis Pharmaceutical Corp., Class A		10,336	394,525
Nektar Therapeutics*		19,095	138,821
NeoStem, Inc.*		6,576	9,732
Obagi Medical Products, Inc.*		3,145	29,657
Optimer Pharmaceuticals, Inc.*		7,739	92,017
Pacira Pharmaceuticals, Inc.*		839	10,068
Pain Therapeutics, Inc.*		6,207	24,021
Par Pharmaceutical Cos., Inc.*		6,062	199,925
Pernix Therapeutics Holdings, Inc.*		478	4,068
Pozen, Inc.*		4,448	18,682
Questcor Pharmaceuticals, Inc.*		8,861	213,550
Sagent Pharmaceuticals, Inc.*		1,098	29,624
Salix Pharmaceuticals Ltd.*		9,756	388,581
Santarus Inc.*		8,907	30,017
Sucampo Pharmaceuticals, Inc., Class A*		1,785	7,318
The Medicines Co.*		9,000	148,590
ViroPharma, Inc.*		12,689	234,746
Vivus, Inc.*		13,716	111,648
Xenoport, Inc.*		5,946	42,336

			3,280,439

	Country Code**	Shares	Value

PROFESSIONAL SERVICES – 1.3%
Acacia Research – Acacia Technologies*		7,135	$261,783
Barrett Business Services, Inc.		1,158	16,583
CBIZ, Inc.*		6,573	48,377
CDI Corp.		2,138	28,414
Costar Group, Inc.*		4,221	250,221
CRA International, Inc.*		1,810	49,033
Dolan Co.*		5,071	42,951
Exponent, Inc.*		2,334	101,552
Franklin Covey Co.*		2,038	19,728
FTI Consulting, Inc.*		7,021	266,377
GP Strategies Corp.*		2,475	33,808
Heidrick & Struggles International, Inc.		2,979	67,445
Hill International, Inc.*		4,210	24,250
Hudson Highland Group, Inc.*		5,553	29,709
Huron Consulting Group, Inc.*		3,695	111,626
ICF International, Inc.*		3,266	82,891
Insperity, Inc.		3,850	113,998
Kelly Services, Inc., Class A*		4,430	73,095
Kforce, Inc.*		5,639	73,758
Korn / Ferry International*		7,856	172,753
Mistras Group, Inc.*		2,463	39,901
Navigant Consulting, Inc.*		8,634	90,571
Odyssey Marine Exploration, Inc.*		11,138	34,862
On Assignment, Inc.*		6,182	60,769
Resources Connection, Inc.		7,765	93,491
RPX Corp.*		1,583	44,371
School Specialty, Inc.*		2,661	38,292
SFN Group, Inc.*		8,471	77,001
The Advisory Board Co.*		2,647	153,208
The Corporate Executive Board Co.		5,787	252,603
Trueblue, Inc.*		7,426	107,528
VSE Corp.		644	16,036

			2,876,985

REAL ESTATE INVESTMENT TRUSTS – 7.6%
Acadia Realty Trust		6,964	141,578
Agree Realty Corp.		1,771	39,546

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Alexander’s, Inc.		354	$140,538
American Assets Trust, Inc.		5,478	122,981
American Campus Communities, Inc.		11,529	409,510
Anworth Mortgage Asset Corp.		22,283	167,345
Apollo Commercial Real Estate Finance, Inc.		3,140	50,617
ARMOUR Residential REIT, Inc.		8,568	62,975
Ashford Hospitality Trust, Inc.		7,864	97,907
Associated Estates Realty Corp.		7,134	115,927
BioMed Realty Trust, Inc.		22,145	426,070
Campus Crest Communities, Inc.		5,135	66,447
CapLease, Inc.		11,657	57,236
Capstead Mortgage Corp.		13,402	179,587
CBL & Associates Properties, Inc.		24,875	450,984
Cedar Shopping Centers, Inc.		9,644	49,667
Chatham Lodging Trust		2,546	41,016
Chesapeake Lodging Trust		5,681	96,918
Cogdell Spencer, Inc.		7,808	46,770
Colonial Properties Trust		14,101	287,660
Colony Financial, Inc.		5,702	103,035
Commercial Net Lease Realty		14,497	355,321
Coresite Realty Corp.		3,328	54,579
Cousins Properties, Inc.		15,764	134,625
CreXus Investment Corp.		10,182	113,122
Cypress Sharpridge Investments, Inc.		14,093	180,531
DCT Industrial Trust, Inc.		41,938	219,336
DiamondRock Hospitality Co.		28,328	303,959
DuPont Fabros Technology, Inc.		9,925	250,110
Dynex Capital, Inc.		7,011	67,866
EastGroup Properties, Inc.		4,665	198,309

	Country Code**	Shares	Value

Education Realty Trust, Inc.		12,477	$106,928
Entertainment Properties Trust		7,881	368,043
Equity Lifestyle Properties, Inc.		4,352	271,739
Equity One, Inc.		9,376	174,769
Excel Trust, Inc.		2,884	31,811
Extra Space Storage, Inc.		15,896	339,062
FelCor Lodging Trust, Inc.*		21,011	111,989
First Industrial Realty Trust, Inc.*		13,130	150,338
First Potomac Realty Trust		8,695	133,120
Franklin Street Properties Corp.		12,228	157,863
Getty Realty Corp.		4,457	112,450
Gladstone Commercial Corp.		1,759	30,483
Glimcher Realty Trust		16,964	161,158
Government Properties Income Trust		5,288	142,882
Hatteras Financial Corp.		12,729	359,340
Healthcare Realty Trust, Inc.		12,454	256,926
Hersha Hospitality Trust		23,974	133,535
Highwoods Properties, Inc.		2,520	83,488
Home Properties, Inc.		6,631	403,695
Hudson Pacific Properties, Inc.		3,832	59,511
Inland Real Estate Corp.		13,410	118,410
Invesco Mortgage Capital, Inc.		12,454	263,153
Investors Real Estate Trust		14,107	122,167
iStar Financial, Inc.*		15,482	125,559
Kilroy Realty Corp.		9,922	391,820
Kite Realty Group Trust		9,832	48,963
LaSalle Hotel Properties		14,375	378,637
Lexington Realty Trust		20,315	185,476
LTC Properties, Inc.		5,335	148,420
Medical Properties Trust, Inc.		19,081	219,431

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

MFA Financial, Inc.		60,596	$487,192
Mid-America Apartment Communities, Inc.		6,232	420,473
Mission West Properties, Inc.		3,342	29,343
Monmouth Real Estate Investment Corp., Class A		6,502	54,942
MPG Office Trust, Inc.*		8,474	24,236
National Health Investors, Inc.		4,234	188,117
Newcastle Investment Corp.*		13,384	77,360
Northstar Realty Finance Corp.		16,093	64,855
Omega Healthcare Investors, Inc.		17,213	361,645
One Liberty Properties, Inc.		1,998	30,849
Parkway Properties, Inc.		3,771	64,333
Pebblebrook Hotel Trust		8,701	175,673
Pennsylvania Real Estate Investment		9,405	147,658
Pennymac Mortgage Investment Trust		4,928	81,657
Post Properties, Inc.		8,453	344,544
Potlatch Corp.		6,866	242,164
PS Business Parks, Inc.		3,236	178,304
RAIT Investment Trust		19,306	40,543
Ramco-Gershenson Properties Trust		6,667	82,537
Redwood Trust, Inc.		13,373	202,200
Resource Capital Corp.		12,165	76,883
Retail Opportunity Investments Corp.		7,070	76,073
RLJ Lodging Trust*		4,737	82,282
Sabra Health Care REIT, Inc.		4,300	71,853
Saul Centers, Inc.		1,305	51,378
Sovran Self Storage, Inc.		4,753	194,873
STAG Industrial, Inc.		2,702	33,099
Starwood Property Trust, Inc.		15,898	326,068
Strategic Hotels & Resorts, Inc.*		29,362	207,883
Sun Communities, Inc.		3,649	136,144

	Country Code**	Shares	Value

Sunstone Hotel Investors, Inc.*		19,989	$185,298
Tanger Factory Outlet Centers, Inc.		13,868	371,246
Terreno Realty Corp.		1,729	29,410
Two Harbors Investment Corp.		15,396	165,507
U-Store-It Trust		16,894	177,725
UMH Properties, Inc.		1,716	18,361
Urstadt Biddle Properties, Inc., Class A		4,079	73,871
Walter Investment Management Corp.		4,342	96,349
Washington Real Estate Investment Trust		11,240	365,525
Whitestone REIT, Class B		1,325	16,854
Winthrop Realty Trust		5,223	62,363

			16,740,908

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Avatar Holdings, Inc.*		1,463	22,252
Consolidated-Tomoka Land Co.		698	19,963
Forestar Group, Inc.*		5,922	97,298
Kennedy-wilson Holdings, Inc.*		3,952	48,412
Tejon Ranch Co.*		2,377	81,056

			268,981

ROAD & RAIL – 1.2%
Amerco*		1,446	139,033
Arkansas Best Corp.		4,253	100,924
Avis Budget Group, Inc.*		17,533	299,639
Celadon Group, Inc.*		3,366	46,989
Covenant Transport Group, Inc., Class A*		1,175	9,106
Dollar Thrifty Automotive Group*		4,832	356,312
Genesee & Wyoming, Inc., Class A*		6,627	388,607
Heartland Express, Inc.		8,531	141,273
Knight Transportation, Inc.		10,299	174,980
Marten Transport Ltd.		2,604	56,246
Old Dominion Freight Line, Inc.*		7,923	295,528

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Patriot Transportation Holding, Inc.*		976	$21,833
Quality Distribution, Inc.*		2,435	31,704
Railamerica, Inc.*		3,582	53,730
Roadrunner Transportation Systems, Inc.*		1,536	23,163
Saia, Inc.*		2,640	44,748
Swift Transportation Co.*		13,227	179,226
Universal Truckload Services, Inc.*		759	13,002
Werner Enterprises, Inc.		7,367	184,543
Zipcar, Inc.*		1,697	34,636

			2,595,222

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%
Advanced Analogic Technologies, Inc.*		7,168	43,402
Advanced Energy Industries, Inc.*		7,268	107,494
Alpha & Omega Semiconductor Ltd.*	BM	2,442	32,357
Amkor Technology, Inc.*		17,639	108,833
Amtech Systems, Inc.*		1,572	32,446
Anadigics, Inc.*		11,252	36,119
Applied Micro Circuits Corp.*		10,601	93,925
ATMI, Inc.*		5,286	107,993
Axcelis Technologies, Inc.*		17,700	29,028
AXT, Inc.*		5,323	45,139
Brooks Automation, Inc.*		11,051	120,014
Cabot Microelectronics Corp.*		3,919	182,116
Cavium, Inc.*		8,076	352,033
Ceva, Inc.*		3,840	116,966
Cirrus Logic, Inc.*		11,085	176,252
Cohu, Inc.		4,032	52,860
Cymer, Inc.*		5,095	252,253
Diodes, Inc.*		5,893	153,807
DSP Group, Inc.*		3,875	33,713
Entegris, Inc.*		22,437	227,062
Entropic Communications, Inc.*		14,296	127,091
Exar Corp.*		6,073	38,442

	Country Code**	Shares	Value

FEI Co.*		6,455	$246,516
Formfactor, Inc.*		8,455	76,602
FSI International, Inc.*		6,681	18,306
GSI Technology, Inc.*		3,392	24,422
GT Solar International, Inc.*		21,011	340,378
Hittite Microwave Corp.*		5,228	323,666
Inphi, Corp.*		3,423	59,560
Integrated Device Technology, Inc.*		24,763	194,637
Integrated Silicon Solution, Inc.*		4,455	43,080
IXYS Corp.*		4,031	60,384
Kopin Corp.*		10,786	50,802
Kulicke & Soffa Industries, Inc.*		12,029	134,003
Lattice Semiconductor Corp.*		19,696	128,418
LTX-Credence Corp.*		8,282	74,041
MaxLinear, Inc., Class A*		2,685	23,252
Micrel, Inc.		8,483	89,750
Microsemi Corp.*		14,422	295,651
Mindspeed Technologies, Inc.*		5,597	44,776
MIPS Technologies, Inc.*		8,827	60,995
MKS Instruments, Inc.		8,724	230,488
Monolithic Power Systems, Inc.*		5,003	77,146
MoSys, Inc.*		5,400	31,050
Nanometrics, Inc.*		3,356	63,730
Netlogic Microsystems, Inc.*		11,400	460,788
Nve Corp.*		795	46,468
Omnivision Technologies, Inc.*		9,684	337,100
PDF Solutions, Inc.*		3,946	23,518
Pericom Semiconductor Corp.*		4,187	37,432
Photronics, Inc.*		9,050	76,654
PLX Technology, Inc.*		7,447	25,841
Power Integrations, Inc.		4,818	185,156
Rambus, Inc.*		16,407	240,855
RF Micro Devices, Inc.*		46,124	282,279
Rubicon Technology, Inc.*		2,923	49,282
Rudolph Technologies, Inc.*		5,289	56,645

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Semtech Corp.*		10,892	$297,787
Sigma Designs, Inc.*		5,289	40,408
Silicon Image, Inc.*		13,270	85,724
Spansion, Inc. Class A*		8,383	161,540
Standard Microsystems Corp.*		3,829	103,345
Supertex, Inc.*		1,845	41,328
Tessera Technologies, Inc.*		8,540	146,376
Triquint Semiconductor, Inc.*		27,433	279,542
Ultra Clean Holdings*		3,785	34,368
Ultratech, Inc.*		4,195	127,444
Veeco Instruments, Inc.*		6,802	329,285
Volterra Semiconductor Corp.*		4,100	101,106
Zoran Corp.*		8,339	70,048

			8,801,317

SOFTWARE – 4.4%
Accelrys, Inc.*		9,257	65,817
ACI Worldwide, Inc.*		5,578	188,369
Actuate Corp.*		6,016	35,194
Advent Software, Inc.*		5,482	154,428
American Software, Inc., Class A		3,756	31,212
Aspen Technology, Inc.*		14,118	242,547
Blackbaud, Inc.		7,453	206,597
Blackboard, Inc.*		6,277	272,359
Bottomline Technologies, Inc.*		5,683	140,427
BroadSoft, Inc.*		3,759	143,331
Callidus Software, Inc.*		4,867	28,472
Commvault Systems, Inc.*		7,351	326,752
Concur Technologies, Inc.*		7,452	373,122
Convio, Inc.*		2,040	22,052
Deltek, Inc.*		3,670	27,488
DemandTec, Inc.*		5,389	49,040
Digimarc Corp.*		1,034	36,221
Ebix, Inc.*		5,074	96,660
Ellie Mae, Inc.*		1,306	7,496
Epiq Systems, Inc.		5,240	74,513
ePlus, Inc.*		583	15,414
Fair Issac Corp.		6,655	200,981
FalconStor Software, Inc.*		5,177	23,193

	Country Code**	Shares	Value

Glu Mobile, Inc.*		6,991	$36,843
Guidance Software, Inc.*		2,237	18,232
Interactive Intelligence, Inc.*		2,376	83,279
JDA Software Group, Inc.*		7,063	218,176
Kenexa Corp.*		4,406	105,656
Lawson Software, Inc.*		27,469	308,202
Magma Design Automation, Inc.*		11,143	89,033
Manhattan Associates, Inc.*		3,637	125,258
Mentor Graphics Corp.*		16,078	205,959
Microstrategy, Inc.*		1,333	216,852
Monotype Imaging Holdings, Inc.*		5,976	84,441
Motricity, Inc.*		6,189	47,841
Netscout Systems, Inc.*		6,230	130,145
Netsuite, Inc.*		4,540	177,968
Opnet Technologies, Inc.		2,405	98,461
Parametric Technology Corp.*		19,900	456,307
Pegasystems, Inc.		2,774	129,130
Progress Software Corp.*		11,198	270,208
PROS Holdings, Inc.*		3,590	62,789
QAD, Inc., Class A*		994	10,159
Qlik Technologies, Inc.*		11,749	400,171
Quest Software, Inc.*		10,219	232,278
Radiant Systems, Inc.*		6,716	140,364
Reald, Inc.*		6,481	151,591
Realpage, Inc.*		5,055	133,806
Renaissance Learning, Inc.		2,265	28,403
Rosetta Stone, Inc.*		1,846	29,794
S1 Corp.*		8,922	66,737
Smith Micro Software, Inc.*		5,997	25,247
Solarwinds, Inc.*		9,515	248,722
Sourcefire, Inc.*		4,743	140,962
SRS Labs, Inc.*		1,950	18,700
SS&C Technologies Holdings, Inc.*		4,211	83,673
SuccessFactors, Inc.*		13,187	387,698
Synchronoss Technologies, Inc.*		4,408	139,866

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Take-Two Interactive Software, Inc.*		12,283	$187,684
Taleo Corp.*		6,849	253,618
Telecommunication Systems, Inc.*		7,720	37,288
TeleNav, Inc.*		2,734	48,474
THQ, Inc.*		11,358	41,116
Tivo, Inc.*		19,931	205,090
Tyler Technologies, Inc.*		5,351	143,300
Ultimate Software Group, Inc.*		4,310	234,593
Vasco Data Security International*		4,516	56,224
Verint Systems, Inc.*		3,525	130,566
Virnetx Holding Corp.*		6,791	196,531
Wave Systems Corp.*		13,843	39,037
Websense, Inc.*		6,675	173,350

			9,611,507

SPECIALTY RETAIL – 3.1%
Aeropostale, Inc.*		13,505	236,338
America’s Car-Mart, Inc.*		1,528	50,424
Ann, Inc.*		8,699	227,044
Asbury Automotive Group, Inc.*		4,850	89,871
Ascena Retail Group, Inc.*		10,485	357,014
Barnes & Noble, Inc.		4,863	80,629
Bebe Stores, Inc.		6,438	39,336
Big 5 Sporting Goods Corp.		3,709	29,153
Body Central Corp.*		1,962	46,166
Brown Shoe Co., Inc.		7,421	79,034
Build-A-Bear Workshop, Inc.*		2,756	17,942
Cabela’s, Inc.*		7,228	196,240
Casual Male Retail Group, Inc.*		7,025	29,154
Charming Shoppes, Inc.*		19,357	80,525
Children’s Place Retail Stores, Inc.*		4,357	193,843
Christopher & Banks Corp.		6,029	34,667
Citi Trends, Inc.*		2,500	37,700
Coldwater Creek, Inc.*		9,606	13,448
Collective Brands, Inc.*		10,283	151,057
Conn’s, Inc.*		2,465	21,322

	Country Code**	Shares	Value

Cost Plus, Inc.*		3,115	$31,150
Destination Maternity Corp.		1,776	35,484
Express, Inc.		9,226	201,127
Finish Line, Inc., Class A		8,658	185,281
Genesco, Inc.*		3,952	205,899
GNC Acquisition Holdings, Inc., Class A*		3,830	83,532
Group 1 Automotive, Inc.		4,008	165,049
Haverty Furniture Cos., Inc.		3,184	36,648
hhgregg, Inc.*		3,035	40,669
Hibbett Sports, Inc.*		4,579	186,411
Hot Topic, Inc.		7,478	55,636
JOS A Bank Clothiers, Inc.*		4,610	230,546
Kirkland’s, Inc.*		2,814	33,824
Lithia Motors, Inc.		3,672	72,081
Lumber Liquidators Holdings, Inc.*		3,869	98,273
Marinemax, Inc.*		3,884	34,024
Monro Muffler, Inc.		5,108	190,477
New York & Co., Inc.*		4,696	23,245
Office Depot, Inc.*		46,403	195,821
OfficeMax, Inc.*		14,384	112,914
Pacific Sunwear of California, Inc.*		7,834	20,447
Penske Automotive Group, Inc.		7,438	169,140
Pier 1 Imports, Inc.*		17,798	205,923
Rent-A-Center, Inc.		10,628	324,792
Rue21, Inc.*		2,499	81,218
Select Comfort Corp.*		9,289	167,016
Shoe Carnival, Inc.*		1,516	45,707
Sonic Automotive, Inc., Class A		6,718	98,419
Stage Stores, Inc.		6,038	101,438
Stein Mart, Inc.		4,594	44,286
Syms Corp.*		973	10,489
Systemax, Inc.*		1,827	27,295
Talbots, Inc.*		11,758	39,272
The Buckle, Inc.		4,507	192,449
The Cato Corp.		4,627	133,258
The Men’s Wearhouse, Inc.		8,603	289,921
The Pep Boys – Manny, Moe & Jack		8,841	96,632

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

The Wet Seal, Inc., Class A*		16,937	$75,708
Vitamin Shoppe, Inc.*		4,141	189,492
West Marine, Inc.*		2,429	25,189
Winmark Corp.		364	15,772
Zale Corp.*		5,303	29,697
Zumiez, Inc.*		3,542	88,444

			6,701,002

TEXTILES, APPAREL & LUXURY GOODS – 1.6%
Carter’s, Inc.*		8,221	252,878
Cherokee, Inc.		1,459	25,036
Columbia Sportswear Co.		2,034	128,956
Crocs, Inc.*		14,279	367,684
Delta Apparel, Inc.*		1,136	19,312
G-III Apparel Group Ltd.*		2,753	94,924
Iconix Brand Group, Inc.*		12,178	294,708
K-Swiss, Inc., Class A*		4,401	46,783
Kenneth Cole Productions, Inc., Class A*		1,174	14,663
Liz Claiborne, Inc.*		15,833	84,707
Maidenform Brands, Inc.*		3,914	108,261
Movado Group, Inc.		2,891	49,465
Oxford Industries, Inc.		2,153	72,685
Perry Ellis International, Inc.*		2,161	54,565
Quiksilver, Inc.*		21,701	101,995
R.G. Barry Corp.		1,279	14,427
Skechers U.S.A., Inc., Class A*		6,282	90,963
Steven Madden Ltd.*		6,316	236,913
The Jones Group, Inc.		14,653	158,985
Timberland Co., Class A*		6,642	285,407
True Religion Apparel, Inc.*		4,312	125,393
Unifi, Inc.*		2,314	31,933
Vera Bradley, Inc.*		3,306	126,289
Warnaco Group, Inc.*		7,355	384,299
Wolverine World Wide, Inc.		8,311	346,984

			3,518,215

THRIFT & MORTGAGE FINANCE – 1.2%
Abington Bancorp, Inc.		3,551	37,037
Astoria Financial Corp.		14,793	189,202

	Country Code**	Shares	Value

Bank Mutual Corp.		7,987	$29,312
BankFinancial Corp.		3,761	31,856
Beneficial Mutual Bancorp, Inc.*		5,814	47,762
Berkshire Hills Bancorp, Inc.		2,890	64,707
BofI Holding, Inc.*		1,471	21,197
Brookline Bancorp, Inc.		5,540	51,356
Charter Financial Corp.		1,006	9,959
Clifton Savings Bancorp, Inc.		1,300	14,352
Dime Community Bancshares		5,342	77,673
Doral Financial Corp.*	PR	21,392	41,928
ESB Financial Corp.		2,031	26,241
ESSA Bancorp, Inc.		2,043	25,374
Federal Agricultural Mortgage Corp., Class C		1,638	36,233
First Defiance Financial Corp.*		1,546	22,711
First Financial Corp.		4,762	88,781
First PacTrust Bancorp, Inc.		1,434	21,309
Flagstar Bancorp, Inc.*		32,938	39,196
Flushing Financial Corp.		5,418	70,434
Fox Chase Bancorp.		2,458	33,306
Franklin Financial Corp.*		2,399	28,932
Home Federal Bancorp, Inc.		2,916	32,047
Kearny Financial Corp.		2,186	19,914
Meridian Interstate Bancorp, Inc.*		1,356	18,564
MGIC Investment Corp.*		31,559	187,776
Northwest Bancshares, Inc.		17,943	225,723
Oceanfirst Financial Corp.		2,648	34,292
Ocwen Financial Corp.*		12,565	160,329
Oritani Financial Corp.		9,496	121,454
Provident Financial Services		10,328	147,897
Provident New York Bancorp		6,620	55,343
Radian Group, Inc.		22,395	94,731
Rockville Financial, Inc.		4,940	48,906

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Roma Financial Corp.		1,138	$11,949
Territorial Bancorp, Inc.		2,140	44,341
The PMI Group, Inc.*		25,860	27,670
TrustCo Bank Corp. NY		13,682	67,042
United Financial Bancorp, Inc.		2,868	44,253
Viewpoint Financial Group		5,962	82,276
Walker & Dunlop, Inc.*		1,896	25,217
Westfield Financial, Inc.		4,979	40,429
WSFS Financial Corp.		1,111	44,051

			2,543,062

TOBACCO – 0.2%
Alliance One International, Inc.*		14,405	46,528
Star Scientific, Inc.*		17,887	80,492
Universal Corp.		3,875	145,971
Vector Group, Ltd.		7,681	136,645

			409,636

TRADING COMPANIES & DISTRIBUTORS – 1.0%
Aceto Corp.		4,483	30,081
Aircastle Ltd.	BM	9,696	123,333
Applied Industrial Technologies, Inc.		7,097	252,724
Beacon Roofing Supply, Inc.*		7,678	175,212
Cai International, Inc.*		2,014	41,609
DXP Enterprises, Inc.*		1,433	36,327
Essex Rental Corp.*		2,683	17,681
H & E Equipment Services, Inc.*		4,782	66,900
Houston Wire & Cable Co.		2,976	46,277
Interline Brands, Inc.*		5,578	102,468
Kaman Corp.		4,396	155,926
Lawson Products, Inc.		496	9,756
RSC Holdings, Inc.*		11,323	135,423
Rush Enterprises, Inc.*		5,398	102,724
SeaCube Container Leasing Ltd.	BM	1,907	32,762
TAL International Group, Inc.		3,335	115,158
Textainer Group Holdings Ltd.	BM	1,903	58,498
Titan Machinery, Inc.*		2,565	73,821

Country Code**		Shares	Value

United Rentals, Inc.*		10,438	$265,125
Watsco, Inc.		4,699	319,485

			2,161,290

WATER UTILITIES – 0.2%
American States Water Co.		3,184	110,357
Artesian Resources Corp.		823	14,830
Cadiz, Inc.*		1,991	21,622
California Water Service Group		7,141	133,608
Connecticut Water Service, Inc.		1,501	38,396
Consolidated Water Co., Ltd.	KY	2,582	23,987
Middlesex Water Co.		2,727	50,668
Pennichuck Corp.		720	20,700
SJW Corp.		2,447	59,315
York Water Co.		2,281	37,751

			511,234

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
ICO Global Communications (Holdings), Ltd.*		25,448	70,491
Leap Wireless International, Inc.*		10,187	165,335
NTELOS Holdings Corp.		5,049	103,101
Shenandoah Telecommunications Co.		4,014	68,318
USA Mobility, Inc.		3,781	57,698

			464,943

Total Common Stocks (Cost $189,137,220)			209,386,045

SHORT TERM INVESTMENTS – 4.1%
MUTUAL FUNDS – 4.1%
State Street Institutional Treasury Plus Money Market Fund (Cost $8,938,771)		8,938,771	8,938,771

TOTAL INVESTMENTS – 99.5%
(Cost $198,075,991)			218,324,816
Other assets less liabilities – 0.5%			1,116,900

NET ASSETS – 100.0%			$219,441,716

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
BS	Bahamas
CA	Canada
IE	Ireland
KY	Cayman Islands
LR	Liberia
LU	Luxembourg
MH	Marshall Islands
NL	Netherlands
PA	Panama
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $0, representing less than 0.05% of net assets.
(2)	At the period end, cash of $449,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	Russell 2000 Mini Index September Futures	9/16/11	127	10,032,982	10,482,580	449,598

(3)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 97.5%
AEROSPACE & DEFENSE – 1.0%
BE Aerospace, Inc.*		6,616	$269,999
Goodrich Corp.		2,886	275,613
L-3 Communications Holdings, Inc.		15,055	1,316,560
Rockwell Collins, Inc.		16,779	1,035,096

			2,897,268

AIR FREIGHT & LOGISTICS – 0.4%
C.H. Robinson Worldwide, Inc.		5,091	401,374
UTI Worldwide, Inc.	VG	33,849	666,487

			1,067,861

AIRLINES – 1.0%
Alaska Air Group, Inc.*		30,886	2,114,456
Copa Holdings SA	PA	9,054	604,264

			2,718,720

AUTO COMPONENTS – 0.7%
Autoliv, Inc.		22,692	1,780,187
Federal-Mogul Corp.*		10,371	236,770

			2,016,957

BEVERAGES – 0.1%
Dr Pepper Snapple Group, Inc.		4,720	197,910

BIOTECHNOLOGY – 0.8%
Alexion Pharmaceuticals, Inc.*		19,870	934,486
Cephalon, Inc.*		16,978	1,356,542

			2,291,028

BUILDING PRODUCTS – 0.4%
Armstrong World Industries, Inc.		24,214	1,103,190

CAPITAL MARKETS – 0.9%
Ameriprise Financial, Inc.		3,683	212,435
Federated Investors, Inc., Class B		49,962	1,191,094
Legg Mason, Inc.		17,622	577,297
Raymond James Financial, Inc.		9,646	310,119
T. Rowe Price Group, Inc.		3,562	214,931

			2,505,876

	Country Code**	Shares	Value

CHEMICALS – 2.7%
Ashland, Inc.		6,764	$437,090
Cabot Corp.		26,979	1,075,653
Eastman Chemical Co.		23,773	2,426,510
Huntsman Corp.		117,312	2,211,331
PPG Industries, Inc.		2,914	264,562
Scotts Miracle-Gro Co., Class A		2,238	114,832
The Sherwin-Williams Co.		11,107	931,544

			7,461,522

COMMERCIAL BANKS – 3.8%
Bank of Hawaii Corp.		5,123	238,322
CIT Group, Inc.*		9,500	420,470
Comerica, Inc.		26,652	921,360
Fifth Third Bancorp		17,780	226,695
First Republic Bank*		8,968	289,487
Fulton Financial Corp.		130,578	1,398,490
KeyCorp		110,979	924,455
M&T Bank Corp.		28,467	2,503,673
Popular, Inc.*	PR	305,621	843,514
SunTrust Banks, Inc.		71,770	1,851,666
TCF Financial Corp.		69,356	957,113

			10,575,245

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Cintas Corp.		11,552	381,563
R.R. Donnelley & Sons Co.		58,225	1,141,792

			1,523,355

COMMUNICATIONS EQUIPMENT – 0.4%
EchoStar Corp., Class A*		12,497	455,266
Tellabs, Inc.		116,784	538,374

			993,640

COMPUTERS & PERIPHERALS – 0.2%
Lexmark International, Inc., Class A*		3,668	107,326
Western Digital Corp.*		14,584	530,566

			637,892

CONSTRUCTION & ENGINEERING – 0.6%
Fluor Corp.		5,785	374,058
KBR, Inc.		21,088	794,807
URS Corp.*		11,434	511,557

			1,680,422

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CONSUMER FINANCE – 0.7%
Discover Financial Services		69,983	$1,872,045

CONTAINERS & PACKAGING – 0.3%
Sealed Air Corp.		6,104	145,214
Silgan Holdings, Inc.		3,021	123,771
Sonoco Products Co.		13,643	484,872

			753,857

DISTRIBUTORS – 0.3%
Genuine Parts Co.		13,768	748,979

DIVERSIFIED CONSUMER SERVICES – 0.2%
Apollo Group, Inc., Class A*		14,248	622,353

DIVERSIFIED FINANCIAL SERVICES – 0.5%
IntercontinentalExchange, Inc.*		1,630	203,277
Leucadia National Corp.		15,842	540,212
Moody’s Corp.		13,557	519,911
NASDAQ OMX Group, Inc.*		3,756	95,027
NYSE Euronext		3,532	121,042

			1,479,469

DIVERSIFIED TELECOMMUNICATION SERVICES –0.2%
CenturyLink, Inc.		14,136	571,518

ELECTRIC UTILITIES – 3.9%
DPL, Inc.		50,094	1,510,835
Edison International (1)		39,880	1,545,350
Entergy Corp.		11,219	766,033
Great Plains Energy, Inc.		12,617	261,551
Northeast Utilities		17,258	606,964
Pepco Holdings, Inc.		50,501	991,335
Pinnacle West Capital Corp.		49,376	2,201,182
Progress Energy, Inc.		58,737	2,819,963
Westar Energy, Inc.		5,601	150,723

			10,853,936

ELECTRICAL EQUIPMENT – 1.1%
General Cable Corp.*		14,738	627,544
Rockwell Automation, Inc.		24,585	2,132,995
Thomas & Betts Corp.*		4,225	227,516

			2,988,055

	Country Code**	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.7%
Arrow Electronics, Inc.*		10,677	$443,096
Avnet, Inc.*		4,081	130,102
Ingram Micro, Inc., Class A*		75,721	1,373,579
National Instruments Corp.		7,197	213,679
Vishay Intertechnology, Inc.*		169,825	2,554,168

			4,714,624

ENERGY EQUIPMENT & SERVICES – 1.3%
Exterran Holdings, Inc.*		91,176	1,808,020
Oil States International, Inc.*		10,559	843,769
SEACOR Holdings, Inc.		10,082	1,007,797

			3,659,586

FOOD & STAPLES RETAILING – 0.4%
Safeway, Inc.		4,985	116,499
Whole Foods Market, Inc.		13,870	880,052

			996,551

FOOD PRODUCTS – 3.3%
Campbell Soup Co.		19,587	676,731
Flowers Foods, Inc.		6,018	132,637
HJ Heinz Co.		11,244	599,080
Hormel Foods Corp.		84,388	2,515,606
Lancaster Colony Corp.		9,969	606,315
Sara Lee Corp.		5,066	96,203
Smithfield Foods, Inc.*		26,332	575,881
The Hershey Co.		6,125	348,206
Tyson Foods, Inc., Class A		178,750	3,471,325

			9,021,984

GAS UTILITIES – 0.1%
Atmos Energy Corp.		11,981	398,368

HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Bard (C.R.), Inc.		827	90,854
Boston Scientific Corp.*		218,085	1,506,967

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CareFusion Corp.*		21,832	$593,175
Dentsply International, Inc.		7,685	292,645
Hill-Rom Holdings, Inc.		33,625	1,548,095
Zimmer Holdings, Inc.*		5,438	343,682

			4,375,418

HEALTH CARE PROVIDERS & SERVICES – 3.7%
AmerisourceBergen Corp.		2,350	97,290
Coventry Health Care, Inc.*		79,748	2,908,409
Health Net, Inc.*		53,384	1,713,093
Humana, Inc.		55,452	4,466,104
WellCare Health Plans, Inc.*		17,608	905,227

			10,090,123

HOTELS, RESTAURANTS & LEISURE – 0.5%
Chipotle Mexican Grill, Inc.*		2,680	825,949
Choice Hotels International, Inc.		13,916	464,238
Wendy’s/Arby’s Group, Inc., Class A		26,735	135,546

			1,425,733

HOUSEHOLD DURABLES – 2.5%
Harman International Industries, Inc.		37,513	1,709,467
Leggett & Platt, Inc.		58,738	1,432,032
Mohawk Industries, Inc.*		50,825	3,048,992
Tempur-Pedic International, Inc.*		3,802	257,852
Whirlpool Corp. (1)		4,282	348,212

			6,796,555

HOUSEHOLD PRODUCTS – 0.1%
Clorox Co.		3,680	248,179

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.0%
Constellation Energy Group		20,612	782,432
NRG Energy, Inc.*		80,754	1,984,933

			2,767,365

	Country Code**	Shares	Value

INDUSTRIAL CONGLOMERATES – 0.0% +
Carlisle Cos., Inc.		1,875	$92,306

INSURANCE – 7.7%
Allied World Assurance Co. Holdings, Ltd.	CH	16,546	952,719
American Financial Group, Inc.		8,991	320,889
American National Insurance		2,361	182,978
Aon Corp.*		7,080	363,204
Aspen Insurance Holdings, Ltd.	BM	72,408	1,863,058
Assurant, Inc.		30,519	1,106,924
CNA Financial Corp.		31,051	902,032
Endurance Specialty Holdings, Ltd.	BM	3,293	136,100
Everest Re Group, Ltd.	BM	25,924	2,119,287
HCC Insurance Holdings, Inc.		3,276	103,194
Lincoln National Corp.		40,184	1,144,842
Mercury General Corp.		17,092	674,963
PartnerRe, Ltd.	BM	9,131	628,669
Protective Life Corp.		5,100	117,963
StanCorp Financial Group, Inc.		4,278	180,489
The Progressive Corp. (1)		74,267	1,587,828
Torchmark Corp.		2,016	129,306
Unum Group (1)		153,787	3,918,493
W.R. Berkley Corp.		67,164	2,178,800
White Mountains Insurance Group, Ltd.	BM	3,915	1,644,926
XL Group PLC	IE	44,588	980,044

			21,236,708

INTERNET & CATALOG RETAIL – 0.7%
Liberty Media Corp. –Interactive, Series A*		108,850	1,825,415

INTERNET SOFTWARE & SERVICES – 0.3%
AOL, Inc.*		34,383	682,847
VeriSign, Inc.		6,046	202,299

			885,146

IT SERVICES – 1.5%
Amdocs, Ltd.*	GG	36,735	1,116,377
Computer Sciences Corp.		10,281	390,267

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Fidelity National Information Services, Inc.		10,392	$319,970
Fiserv, Inc.*		2,148	134,529
SAIC, Inc.*		10,893	183,220
SRA International, Inc., Class A*		7,858	242,969
Teradata Corp.*		29,203	1,758,021

			4,145,353

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Polaris Industries, Inc.		2,391	265,807

MACHINERY – 2.8%
AGCO Corp.*		3,755	185,347
Dover Corp.		3,727	252,690
Eaton Corp.		40,324	2,074,670
Harsco Corp.		2,865	93,399
Ingersoll-Rand PLC	IE	10,594	481,073
Kennametal, Inc.		5,266	222,278
Lincoln Electric Holdings, Inc.		6,334	227,074
Oshkosh Corp.*		7,651	221,420
Parker Hannifin Corp.		14,623	1,312,268
The Timken Co.		48,838	2,461,435
WABCO Holdings, Inc.*		1,313	90,676

			7,622,330

MEDIA – 4.0%
Cablevision Systems Corp., Class A		32,197	1,165,853
Clear Channel Outdoor Holdings, Inc., Class A*		12,827	162,903
DISH Network Corp., Class A*		221,771	6,801,717
Liberty Global, Inc., Class A*		24,796	1,116,812
Liberty Media-Starz, Series A*		4,724	355,434
Virgin Media, Inc.		45,939	1,374,954

			10,977,673

METALS & MINING – 0.7%
Reliance Steel & Aluminum Co.		35,404	1,757,809
Titanium Metals Corp.		12,889	236,126

			1,993,935

	Country Code**	Shares	Value

MULTI-LINE RETAIL – 0.5%
Dollar Tree, Inc.*		7,596	$506,046
Family Dollar Stores, Inc.		17,727	931,731

			1,437,777

MULTI-UTILITIES – 7.2%
Ameren Corp.		107,905	3,111,980
Consolidated Edison, Inc.		16,077	855,939
DTE Energy Co.		27,993	1,400,210
Integrys Energy Group, Inc.		77,469	4,015,993
MDU Resources Group, Inc.		80,631	1,814,198
NiSource, Inc.		196,457	3,978,254
Sempra Energy		67,138	3,550,257
TECO Energy, Inc.		62,976	1,189,617

			19,916,448

OIL, GAS & CONSUMABLE FUELS – 8.8%
Cimarex Energy Co.		34,539	3,105,747
Energen Corp.		22,150	1,251,475
Frontier Oil Corp.		34,468	1,113,661
Murphy Oil Corp.		14,813	972,622
QEP Resources, Inc.		4,127	172,632
SM Energy Co.		1,386	101,843
Spectra Energy Corp.		5,401	148,041
Sunoco, Inc.		76,234	3,179,720
Tesoro Corp.*		196,249	4,496,065
Valero Energy Corp.		381,744	9,761,194

			24,303,000

PAPER & FOREST PRODUCTS – 1.1%
Domtar Corp.		16,542	1,566,858
MeadWestvaco Corp.		42,002	1,399,087

			2,965,945

PHARMACEUTICALS – 0.9%
Forest Laboratories, Inc.*		60,516	2,380,699

PROFESSIONAL SERVICES – 0.7%
Manpower, Inc.		37,136	1,992,346

REAL ESTATE INVESTMENT TRUSTS – 13.0%
AvalonBay Communities, Inc.		43,427	5,576,027
Boston Properties, Inc.		11,522	1,223,176
BRE Properties, Inc.		66,761	3,330,039
Equity Residential		13,937	836,220

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Federal Realty Investment Trust		21,017	$1,790,228
HCP, Inc.		84,975	3,117,733
Host Hotels & Resorts, Inc.		5,694	96,513
Liberty Property Trust		64,277	2,094,145
Mack-Cali Realty Corp.		11,754	387,177
Nationwide Health Properties, Inc.		59,708	2,472,508
Plum Creek Timber Co., Inc.		50,712	2,055,864
Prologis, Inc.		17,167	615,265
Rayonier, Inc.		92,056	6,015,860
Realty Income Corp.		34,515	1,155,907
Regency Centers Corp.		27,282	1,199,590
Senior Housing Properties Trust		63,598	1,488,829
Ventas, Inc.		18,706	985,993
Weyerhaeuser Co.		64,369	1,407,106

			35,848,180

ROAD & RAIL – 0.3%
Ryder System, Inc.		3,813	216,769
Werner Enterprises, Inc.		24,394	611,070

			827,839

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%
Advanced Micro Devices, Inc.*		30,349	212,140
Fairchild Semiconductor International, Inc.*		63,349	1,058,562
Integrated Device Technology, Inc.*		146,025	1,147,756
LSI Corp.*		98,115	698,579
Micron Technology, Inc.*		29,227	218,618

			3,335,655

SOFTWARE – 0.3%
Activision Blizzard, Inc.		14,835	173,273
Synopsys, Inc.*		30,696	789,194

			962,467

SPECIALTY RETAIL – 1.8%
AutoNation, Inc.*		58,486	2,141,172
Bed Bath & Beyond, Inc.*		2,486	145,108

Country Code**	Shares	Value

Best Buy Co., Inc.	8,572	$269,247
Foot Locker, Inc.	6,191	147,098
Limited Brands, Inc.	56,813	2,184,460

		4,887,085

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Fossil, Inc.*	11,704	1,377,795
Lululemon Athletica, Inc.*	1,801	201,388

		1,579,183

THRIFT & MORTGAGE FINANCE – 1.3%
Hudson City Bancorp, Inc.	149,365	1,223,299
New York Community Bancorp, Inc.	103,334	1,548,977
Washington Federal, Inc.	45,248	743,425

		3,515,701

TOBACCO – 3.9%
Lorillard, Inc.	99,559	10,838,988

TRADING COMPANIES & DISTRIBUTORS – 0.7%
Watsco, Inc.	19,083	1,297,453
WESCO International, Inc.*	12,390	670,175

		1,967,628

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
Telephone & Data Systems, Inc.	10,092	313,659
US Cellular Corp.*	17,844	864,007

		1,177,666

Total Common Stocks (Cost $202,555,202)		269,036,864

SHORT TERM INVESTMENTS – 2.6%
MUTUAL FUNDS – 2.6%
State Street Institutional Liquid Reserves Fund (Cost $7,084,123)	7,084,123	7,084,123

TOTAL INVESTMENTS – 100.1%
(Cost $209,639,325)		276,120,987
Liabilities in excess of other assets – (0.1)%		(155,257)

NET ASSETS –100.0%		$275,965,730

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

BM	Bermuda
CH	Switzerland
GG	Guernsey
IE	Ireland
PA	Panama
PR	Puerto Rico
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	At the period end, securities (or portions thereof) with an aggregate market value of $948,871 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	S&P MidCap 400 E-Mini Index September Futures	9/16/11	47	4,360,977	4,589,550	228,573

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 99.6%
AEROSPACE & DEFENSE – 1.4%
AAR Corp.		9,840	$266,566
Ceradyne, Inc.*		10,490	409,005
Curtiss-Wright Corp.		9,850	318,844

			994,415

BUILDING PRODUCTS – 1.0%
Ameron International Corp.		4,670	306,726
Smith A O Corp.		4,870	206,001
Universal Forest Products, Inc.		8,370	200,545

			713,272

CAPITAL MARKETS – 2.4%
GFI Group, Inc.		57,880	265,669
INTL FCStone, Inc.*		14,089	341,095
Investment Technology Group, Inc.*		20,029	280,807
Knight Capital Group, Inc.*		36,090	397,712
Medallion Financial Corp.		16,620	162,045
Piper Jaffray Cos., Inc.*		8,730	251,511

			1,698,839

CHEMICALS – 2.8%
Chemtura Corp.*		15,650	284,830
Fuller H B Co.		18,950	462,759
Minerals Technologies, Inc.		6,370	422,267
OM Group, Inc.*		20,672	840,110

			2,009,966

COMMERCIAL BANKS – 6.5%
Ameris Bancorp*		25,223	223,728
Bancfirst Corp.		6,770	261,322
BancTrust Financial Group, Inc.*		17,727	45,558
Bryn Mawr Bank Corp.		13,376	270,864
Chemical Financial Corp.		16,340	306,538
Columbia Banking System, Inc.		17,520	301,694
Community Trust Bancorp, Inc.		10,700	296,604
First Citizens BancShares, Inc.		1,678	314,155

	Country Code**	Shares	Value

First Commonwealth Financial Corp.		58,500	$335,790
First Financial Corp.		11,992	392,618
First National Bank Alaska		100	165,750
Hancock Holding Co.		15,620	483,908
Investors Bancorp, Inc.*		17,940	254,748
Merchants Bancshares, Inc.		10,680	261,340
Northfield Bancorp, Inc.		14,562	204,742
Northrim Bancorp, Inc.		13,738	260,610
West Coast Bancorp*		13,700	229,612

			4,609,581

COMMERCIAL SERVICES & SUPPLIES – 2.4%
ABM Industries, Inc.		13,290	310,189
Consolidated Graphics, Inc.*		5,040	276,948
Ennis, Inc.		11,530	200,622
G&K Services, Inc.		6,986	236,546
UniFirst Corp.		5,350	300,616
United Stationers, Inc.		9,800	347,214

			1,672,135

COMMUNICATIONS EQUIPMENT – 2.0%
Anaren, Inc.*		10,978	233,282
Bel Fuse, Inc., Class B		7,630	165,495
Black Box Corp.		8,100	253,287
Plantronics, Inc.		5,630	205,664
Symmetricom, Inc.*		29,840	173,967
Tekelec, Inc.*		20,260	184,974
Tellabs, Inc.		45,750	210,908

			1,427,577

CONSTRUCTION & ENGINEERING – 2.1%
Comfort Systems USA, Inc.		16,960	179,946
Dycom Industries, Inc.*		23,750	388,075
EMCOR Group, Inc.*		6,770	198,429
KHD Humboldt Wedag International AG*	DE	12,389	109,592
Layne Christensen Co.*		8,250	250,305
Pike Electric Corp.*		23,140	204,557
Sterling Construction Co., Inc.*		13,690	188,511

			1,519,415

CONSUMER FINANCE – 0.9%
Cash America International, Inc.		10,890	630,204

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CONTAINERS & PACKAGING – 1.6%
Greif, Inc., Class A		4,557	$296,342
Greif, Inc., Class B		10,418	627,685
Packaging Corp. of America		8,560	239,594

			1,163,621

DIVERSIFIED CONSUMER SERVICES – 0.6%
Lincoln Educational Services Corp.		11,591	198,786
Regis Corp.		14,350	219,842

			418,628

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Pico Holdings, Inc.*		5,384	156,136

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
Cbeyond, Inc.*		24,994	330,671
Warwick Valley Telephone Co.		13,062	188,615

			519,286

ELECTRIC UTILITIES – 1.5%
ALLETE, Inc.		10,190	418,198
IDACORP, Inc.		7,430	293,485
MGE Energy, Inc.		8,300	336,399

			1,048,082

ELECTRICAL EQUIPMENT – 1.8%
Belden, Inc.		7,330	255,524
Brady Corp., Class A		8,030	257,442
Broadwind Energy, Inc.*		146,629	212,612
GrafTech International Ltd.*		15,410	312,361
Powell Industries, Inc.*		5,895	215,167

			1,253,106

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.3%
Anixter International, Inc.		5,599	365,838
Benchmark Electronics, Inc.*		19,350	319,275
Brightpoint, Inc.*		27,445	222,579
CTS Corp.		15,136	146,365
Electro Scientific Industries, Inc.*		12,690	244,917
Littelfuse, Inc.		6,350	372,872

	Country Code**	Shares	Value

Methode Electronics, Inc.		14,680	$170,435
MTS Systems Corp.		6,160	257,673
Nam Tai Electronics, Inc.	VG	38,910	214,783

			2,314,737

ENERGY EQUIPMENT & SERVICES – 2.5%
Cal Dive International, Inc.*		46,660	279,027
Gulf Island Fabrication, Inc.		12,430	401,240
Matrix Service Co.*		18,260	244,319
TGC Industries, Inc.*		30,341	193,879
Tidewater, Inc.		5,300	285,193
Union Drilling, Inc.*		32,066	329,959

			1,733,617

FOOD & STAPLES RETAILING – 1.4%
Ruddick Corp.		8,600	374,444
Spartan Stores, Inc.		14,590	284,943
The Andersons, Inc.		7,460	315,185

			974,572

FOOD PRODUCTS – 0.7%
Chiquita Brands International, Inc.*		2,908	37,862
Fresh Del Monte Produce, Inc.	KY	15,990	426,453

			464,315

GAS UTILITIES – 0.4%
The Laclede Group, Inc.		7,820	295,831

HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%
Analogic Corp.		3,850	202,472
Angiodynamics, Inc.*		14,453	205,666
Cantel Medical Corp.		11,240	302,468
ICU Medical, Inc.*		5,625	245,813
Kensey Nash Corp.*		9,484	239,281
Medical Action Industries, Inc.*		22,055	179,748
Orthofix International NV*	AN	5,359	227,597
Quidel Corp.*		16,263	246,385
Symmetry Medical, Inc.*		21,170	189,895
Young Innovations, Inc.		5,570	158,856

			2,198,181

HEALTH CARE PROVIDERS & SERVICES – 4.8%
AmSurg Corp.*		13,140	343,348

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Centene Corp.*		9,670	$343,575
Healthspring, Inc.*		18,950	873,785
Kindred Healthcare, Inc.*		19,030	408,574
Magellan Health Services, Inc.*		7,000	383,180
Medcath Corp.*		21,400	290,826
Owens & Minor, Inc.		8,810	303,857
Triple-S Management Corp., Class B*	PR	9,430	204,914
U.S. Physical Therapy, Inc.		9,330	230,731

			3,382,790

HOTELS, RESTAURANTS & LEISURE – 1.5%
Benihana, Inc.*		18,461	193,656
Bob Evans Farms, Inc.		10,240	358,093
P.F. Chang’s China Bistro, Inc.		6,270	252,305
Red Robin Gourmet Burgers, Inc.*		6,890	250,658

			1,054,712

HOUSEHOLD DURABLES – 1.0%
American Greetings Corp.		10,970	263,719
Cavco Industries, Inc.*		5,837	262,665
CSS Industries, Inc.		10,239	214,302

			740,686

INSURANCE – 7.9%
Allied World Assurance Co. Holdings, Ltd.	CH	4,480	257,958
American Safety Insurance Holdings, Ltd.*	BM	15,670	299,924
Argo Group International Holdings, Inc.	BM	11,850	352,182
Baldwin & Lyons, Inc., Class B		10,685	247,571
eHealth, Inc.*		25,914	346,211
EMC Insurance Group, Inc.		11,950	228,245
Endurance Specialty Holdings, Ltd.	BM	4,710	194,664
FBL Financial Group, Inc.		11,370	365,545
Global Indemnity PLC*	IE	31,067	689,066
Hanover Insurance Group, Inc.		7,491	282,486
Harleysville Group, Inc.		5,180	161,461

	Country Code**	Shares	Value

Horace Mann Educators Corp.		19,150	$298,932
National Western Life Insurance Co.		1,310	208,906
Navigators Group, Inc.*		6,630	311,610
Old Republic International Corp.		16,320	191,760
Safety Insurance Group, Inc.		8,400	353,136
Stewart Information Services Corp.		18,668	187,240
Symetra Financial Corp.		18,935	254,297
United Fire & Casualty Co.		18,900	328,293

			5,559,487

INTERNET SOFTWARE & SERVICES – 1.3%
InfoSpace, Inc.*		22,016	200,786
j2 Global Communications, Inc.*		7,386	208,507
United Online, Inc.		38,590	232,697
ValueClick, Inc.*		15,130	251,158

			893,148

IT SERVICES – 3.5%
Acxiom Corp.*		14,340	187,997
CACI International, Inc., Class A*		6,790	428,313
Convergys Corp.*		22,993	313,625
CSG Systems International, Inc.*		12,720	235,066
Global Cash Access Holdings, Inc.*		74,517	236,964
Jack Henry & Associates, Inc.		5,420	162,654
MAXIMUS, Inc.		3,600	297,828
Moneygram International, Inc.*		50,975	169,237
Teletech Holdings, Inc.*		19,990	421,389

			2,453,073

LEISURE EQUIPMENT & PRODUCTS – 0.4%
Jakks Pacific, Inc.*		16,740	308,183

MACHINERY – 4.3%
Astec Industries, Inc.*		7,450	275,501
CIRCOR International, Inc.		6,900	295,527
EnPro Industries, Inc.*		9,050	435,033
FreightCar America, Inc.*		8,690	220,205

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Harsco Corp.		7,790	$253,954
Kadant, Inc.*		12,410	391,039
LB Foster Co.		6,470	212,928
Mueller Industries, Inc.		10,900	413,219
Robbins & Myers, Inc.		10,375	548,319

			3,045,725

MARINE – 0.3%
Diana Shipping, Inc.*	MH	19,330	211,857

METALS & MINING – 2.1%
Haynes International, Inc.		5,460	338,138
Olympic Steel, Inc.		10,380	285,762
RTI International Metals, Inc.*		9,760	374,491
Terra Nova Royalty Corp.	CA	23,000	174,340
Thompson Creek Metals Co., Inc.*	CA	34,940	348,701

			1,521,432

MULTI-UTILITIES – 1.4%
Avista Corp.		18,020	462,934
CH Energy Group, Inc.		4,530	241,268
NorthWestern Corp.		9,110	301,632

			1,005,834

OIL, GAS & CONSUMABLE FUELS – 4.7%
Berry Petroleum Co.		7,640	405,913
Bill Barrett Corp.*		8,690	402,781
Cloud Peak Energy, Inc.*		13,700	291,810
James River Coal Co.*		15,640	325,625
Nordic American Tanker Shipping, Ltd.	BM	14,860	337,916
Stone Energy Corp.*		17,525	532,585
Swift Energy Co.*		11,000	409,970
Vaalco Energy, Inc.*		37,625	226,503
World Fuel Services Corp.		10,240	367,923

			3,301,026

PAPER & FOREST PRODUCTS – 0.4%
Wausau Paper Corp.		42,041	283,356

PHARMACEUTICALS – 1.8%
Impax Laboratories, Inc.*		10,640	231,846
Medicis Pharmaceutical Corp., Class A		10,690	408,037

	Country Code**	Shares	Value

Par Pharmaceutical Cos., Inc.*		7,670	$252,956
ViroPharma, Inc.*		20,560	380,360

			1,273,199

PROFESSIONAL SERVICES – 1.3%
CDI Corp.		9,324	123,916
FTI Consulting, Inc.*		8,880	336,907
Korn / Ferry International*		12,950	284,770
Navigant Consulting, Inc.*		19,120	200,569

			946,162

REAL ESTATE INVESTMENT TRUSTS – 5.4%
Chesapeake Lodging Trust		21,056	359,215
Cousins Properties, Inc.		38,790	331,267
DiamondRock Hospitality Co.		45,030	483,172
Franklin Street Properties Corp.		18,880	243,741
Getty Realty Corp.		8,140	205,372
National Health Investors, Inc.		6,510	289,239
Potlatch Corp.		11,970	422,182
Starwood Property Trust, Inc.		18,630	382,101
Sunstone Hotel Investors, Inc.*		43,650	404,636
Terreno Realty Corp.		18,245	310,347
Universal Health Realty Income Trust		4,770	190,705
Urstadt Biddle Properties, Inc., Class A		11,040	199,934

			3,821,911

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
Avatar Holdings, Inc.*		11,056	168,162

ROAD & RAIL – 1.4%
Heartland Express, Inc.		12,550	207,828
Ryder System, Inc.		5,200	295,620
Werner Enterprises, Inc.		18,600	465,930

			969,378

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.0%
Amkor Technology, Inc.*		39,640	244,579

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

ATMI, Inc.*		11,550	$235,966
Cabot Microelectronics Corp.*		5,550	257,908
Entegris, Inc.*		32,660	330,519
Integrated Device Technology, Inc.*		33,260	261,424
MKS Instruments, Inc.		11,430	301,981
Novellus Systems, Inc.*		6,891	249,041
Tessera Technologies, Inc.*		12,354	211,747

			2,093,165

SOFTWARE – 1.4%
Compuware Corp.*		21,230	207,205
Monotype Imaging Holdings, Inc.*		18,150	256,460
Parametric Technology Corp.*		9,540	218,752
Progress Software Corp.*		11,750	283,527

			965,944

SPECIALTY RETAIL – 5.2%
Aaron’s, Inc.		10,740	303,512
America’s Car-Mart, Inc.*		8,980	296,340
Children’s Place Retail Stores, Inc.*		4,640	206,434
Finish Line, Inc., Class A		17,440	373,216
GameStop Corp., Class A*		10,086	268,994
hhgregg, Inc.*		17,251	231,163
OfficeMax, Inc.*		33,710	264,623
Pacific Sunwear of California, Inc.*		68,447	178,647
RadioShack Corp.		15,850	210,964
Rent-A-Center, Inc.		18,700	571,472
Shoe Carnival, Inc.*		10,915	329,087
The Men’s Wearhouse, Inc.		12,300	414,510

			3,648,962

TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Movado Group, Inc.		16,588	283,821
The Jones Group, Inc.		30,880	335,048

			618,869

THRIFT & MORTGAGE FINANCE – 4.4%
Bank Mutual Corp.		60,749	222,949
BankFinancial Corp.		34,148	289,233

Country Code**	Shares	Value

Beneficial Mutual Bancorp, Inc.*	36,220	$297,547
Brookline Bancorp, Inc.	39,083	362,299
Clifton Savings Bancorp, Inc.	19,695	217,433
ESSA Bancorp, Inc.	16,559	205,663
Home Federal Bancorp, Inc.	27,242	299,390
MGIC Investment Corp.*	34,662	206,239
TrustCo Bank Corp. NY	34,561	169,349
United Financial Bancorp, Inc.	13,068	201,639
Washington Federal, Inc.	20,510	336,979
Westfield Financial, Inc.	32,972	267,733

		3,076,453

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Applied Industrial Technologies, Inc.	8,300	295,563
Kaman Corp.	9,850	349,379

		644,942

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
NTELOS Holdings Corp.	16,930	345,711
Shenandoah Telecommunications Co.	13,201	224,681

		570,392

Total Common Stocks (Cost $65,405,381)		70,374,364

TOTAL INVESTMENTS – 99.6%
(Cost $65,405,381)		70,374,364
Other assets less liabilities – 0.4%		291,056

NET ASSETS – 100.0%		$70,665,420

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
DE	Germany
IE	Ireland
KY	Cayman Islands
MH	Marshall Islands
PR	Puerto Rico
VG	British Virgin Islands

*	Non-income producing security.

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$70,264,772	$109,592	$—	$70,374,364

Total Investments	$70,264,772	$109,592	$—	$70,374,364

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 1 Securities. The Level 2 security is within the Construction & Engineering industry in the Portfolio of Investments.

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 95.5%
AEROSPACE & DEFENSE – 0.8%
Lockheed Martin Corp.		43,640	$3,533,531

AUTOMOBILES – 1.2%
Harley-Davidson, Inc.		124,586	5,104,288

BEVERAGES – 4.0%
Diageo PLC ADR	GB	73,497	6,017,199
Heineken Holding NV	NL	108,459	5,552,386
The Coca-Cola Co.		87,440	5,883,838

			17,453,423

CAPITAL MARKETS – 7.1%
Ameriprise Financial, Inc.		76,705	4,424,344
Bank of New York Mellon Corp.		594,420	15,229,041
GAM Holding AG*	CH	27,030	444,735
Julius Baer Group, Ltd.	CH	204,200	8,435,099
The Charles Schwab Corp.		15,400	253,330
The Goldman Sachs Group, Inc.		16,121	2,145,544

			30,932,093

CHEMICALS – 2.2%
Air Products & Chemicals, Inc.		22,680	2,167,754
Monsanto Co.		66,740	4,841,320
Potash Corp. of Saskatchewan, Inc.	CA	27,625	1,574,349
Praxair, Inc.		9,500	1,029,705

			9,613,128

COMMERCIAL BANKS – 4.1%
Wells Fargo & Co.		625,723	17,557,787

COMMERCIAL SERVICES & SUPPLIES – 2.2%
Iron Mountain, Inc.		278,224	9,484,656

COMPUTERS & PERIPHERALS – 0.7%
Hewlett-Packard Co.		87,080	3,169,712

CONSTRUCTION MATERIALS – 0.7%
Martin Marietta Materials, Inc.		36,520	2,920,504

CONSUMER FINANCE – 5.1%
American Express Co.		430,175	22,240,047

	Country Code**	Shares	Value

CONTAINERS & PACKAGING – 1.9%
Sealed Air Corp.		347,403	$8,264,717

DIVERSIFIED FINANCIAL SERVICES – 0.1%
JP Morgan Chase & Co.		10,136	414,968

ENERGY EQUIPMENT & SERVICES – 1.0%
Schlumberger, Ltd.	AN	11,600	1,002,240
Transocean, Ltd.	CH	48,582	3,136,454

			4,138,694

FOOD & STAPLES RETAILING – 9.3%
Costco Wholesale Corp.		285,035	23,156,243
CVS Caremark Corp.		458,722	17,238,773

			40,395,016

FOOD PRODUCTS – 1.3%
Kraft Foods, Inc., Class A		97,900	3,449,017
Nestle SA	CH	8,230	512,140
Unilever NV	NL	54,750	1,798,538

			5,759,695

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Baxter International, Inc.		53,060	3,167,151
Becton, Dickinson & Co.		54,400	4,687,648

			7,854,799

HEALTH CARE PROVIDERS & SERVICES – 1.7%
Express Scripts, Inc.*		139,311	7,520,008

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	AN	14,850	726,797

HOUSEHOLD PRODUCTS – 0.2%
The Procter & Gamble Co.		16,485	1,047,951

INSURANCE – 9.6%
ACE Ltd.	CH	33,620	2,212,869
Aon Corp.		11,690	599,697
Berkshire Hathaway, Inc., Class A*		49	5,689,145
Everest Re Group, Ltd.	BM	5,950	486,413
Fairfax Financial Holdings Ltd.	CA	5,200	2,085,928
Fairfax Financial Holdings Ltd. (1)	CA	1,960	784,447

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Loews Corp.		331,870	$13,968,408
Markel Corp.*		1,263	501,171
The Progressive Corp.		506,819	10,835,790
Transatlantic Holdings, Inc.		85,620	4,196,236

			41,360,104

INTERNET & CATALOG RETAIL – 0.8%
Expedia, Inc.		60,140	1,743,459
Liberty Media Corp. – Interactive, Series A*		101,282	1,698,499

			3,441,958

INTERNET SOFTWARE & SERVICES – 2.0%
Google, Inc., Class A*		16,860	8,537,567

IT SERVICES – 0.3%
Visa, Inc., Class A		17,010	1,433,263

LIFE SCIENCES TOOLS & SERVICES – 0.5%
Agilent Technologies, Inc.*		42,038	2,148,562

MARINE – 1.4%
China Shipping Development Co., Ltd.	CN	1,173,800	1,083,259
Kuehne & Nagel International AG	CH	32,086	4,874,665

			5,957,924

MEDIA – 0.9%
Grupo Televisa SA ADR	MX	42,276	1,039,990
Liberty Media-Starz, Series A*		8,177	615,237
The Walt Disney Co.		54,550	2,129,632

			3,784,859

METALS & MINING – 1.6%
BHP Billiton PLC	GB	85,600	3,363,548
Rio Tinto PLC	GB	46,472	3,355,545

			6,719,093

OIL, GAS & CONSUMABLE FUELS – 13.9%
Canadian Natural Resources, Ltd.	CA	281,102	11,766,930

	Country Code**	Shares	Value

China Coal Energy Co., Ltd.	CN	2,419,300	$3,276,740
Devon Energy Corp.		158,721	12,508,802
EOG Resources, Inc.		157,353	16,451,256
Occidental Petroleum Corp.		134,350	13,977,774
OGX Petroleo e Gas Participacoes SA*	BR	246,100	2,300,707

			60,282,209

PAPER & FOREST PRODUCTS – 0.2%
Sino-Forest Corp.* (1)	CA	6,300	20,903
Sino-Forest Corp.*	CA	280,530	930,786

			951,689

PERSONAL PRODUCTS – 0.2%
Natura Cosmeticos SA	BR	28,600	714,702

PHARMACEUTICALS – 7.9%
Johnson & Johnson		180,690	12,019,499
Merck & Co., Inc.		370,033	13,058,464
Pfizer, Inc.		209,160	4,308,696
Roche Holding AG	CH	28,700	4,804,974

			34,191,633

PROFESSIONAL SERVICES – 0.0% +
The Dun & Bradstreet Corp.		800	60,432

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.8%
Brookfield Asset Management, Inc., Class A	CA	102,900	3,413,193
Hang Lung Group, Ltd.	HK	669,900	4,253,656

			7,666,849

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
Intel Corp.		44,130	977,921
Texas Instruments, Inc.		211,955	6,958,482

			7,936,403

SOFTWARE – 1.3%
Activision Blizzard, Inc.		204,920	2,393,466

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Microsoft Corp.		120,440	$3,131,440

			5,524,906

SPECIALTY RETAIL – 2.6%
Bed Bath & Beyond, Inc.*		148,880	8,690,126
CarMax, Inc.*		75,187	2,486,434

			11,176,560

TOBACCO – 1.3%
Philip Morris International, Inc.		81,528	5,443,625

TRANSPORTATION INFRASTRUCTURE – 1.5%
China Merchants Holdings International Co., Ltd.	HK	1,622,335	6,305,682
LLX Logistica SA*	BR	58,500	179,925
PortX Operacoes Portuarias SA*	BR	58,500	128,571

			6,614,178

	Country Code**	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
America Movil SAB de C.V. ADR, Series L	MX	26,150	$1,408,962

Total Common Stocks (Cost $329,927,293)			413,487,292

		Principal Amount (000)
SHORT TERM INVESTMENTS – 4.2%
COMMERCIAL PAPER (2) – 4.2%
Intesa Funding LLC 0.08%, 7/1/11 (Amortized cost $18,287,000)		$18,287	18,287,000

TOTAL INVESTMENTS – 99.7%
(Cost $348,214,293)			431,774,292
Other assets less liabilities – 0.3%			1,495,681

NET ASSETS – 100.0%			$433,269,973

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $805,350, representing 0.2% of net assets.
(2)	Interest rates represent annualized yield at date of purchase.

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,533,531	$—	$—	$3,533,531
Automobiles	5,104,288	—	—	5,104,288
Beverages	11,901,037	5,552,386	—	17,453,423
Capital Markets	22,052,259	8,879,834	—	30,932,093
Chemicals	9,613,128	—	—	9,613,128
Commercial Banks	17,557,787	—	—	17,557,787
Commercial Services & Supplies	9,484,656	—	—	9,484,656
Computers & Peripherals	3,169,712	—	—	3,169,712
Construction Materials	2,920,504	—	—	2,920,504
Consumer Finance	22,240,047	—	—	22,240,047
Containers & Packaging	8,264,717	—	—	8,264,717
Diversified Financial Services	414,968	—	—	414,968
Energy Equipment & Services	4,138,694	—	—	4,138,694
Food & Staples Retailing	40,395,016	—	—	40,395,016
Food Products	5,247,555	512,140	—	5,759,695
Health Care Equipment & Supplies	7,854,799	—	—	7,854,799
Health Care Providers & Services	7,520,008	—	—	7,520,008
Household Durables	—	726,797	—	726,797
Household Products	1,047,951	—	—	1,047,951
Insurance	41,360,104	—	—	41,360,104
Internet & Catalog Retail	3,441,958	—	—	3,441,958
Internet Software & Services	8,537,567	—	—	8,537,567
IT Services	1,433,263	—	—	1,433,263
Life Sciences Tools & Services	2,148,562	—	—	2,148,562
Marine	—	5,957,924	—	5,957,924
Media	3,784,859	—	—	3,784,859
Metals & Mining	—	6,719,093	—	6,719,093
Oil, Gas & Consumable Fuels	57,005,469	3,276,740	—	60,282,209
Paper & Forest Products	930,786	20,903	—	951,689
Personal Products	714,702	—	—	714,702
Pharmaceuticals	29,386,659	4,804,974	—	34,191,633
Professional Services	60,432	—	—	60,432
Real Estate Management & Development	3,413,193	4,253,656	—	7,666,849
Semiconductors & Semiconductor Equipment	7,936,403	—	—	7,936,403
Software	5,524,906	—	—	5,524,906
Specialty Retail	11,176,560	—	—	11,176,560
Tobacco	5,443,625	—	—	5,443,625
Transportation Infrastructure	308,496	6,305,682	—	6,614,178
Wireless Telecommunication Services	1,408,962	—	—	1,408,962

Total Common Stocks	366,477,163	47,010,129	—	413,487,292

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Assets (Continued)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short Term Investments
Commercial Paper	$—	$18,287,000	$—	$18,287,000

Total Investments	$366,477,163	$65,297,129	$—	$431,774,292

†	See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value

COMMON STOCKS – 96.7%
AEROSPACE & DEFENSE – 2.6%
Hexcel Corp.*	15,734	$344,417
TransDigm Group, Inc.*	9,489	865,302

		1,209,719

AIR FREIGHT & LOGISTICS – 1.5%
Forward Air Corp.	9,712	328,168
HUB Group, Inc.*	9,712	365,754

		693,922

AUTO COMPONENTS – 1.9%
Tenneco, Inc.*	8,093	356,659
TRW Automotive Holdings Corp.*	8,943	527,905

		884,564

BIOTECHNOLOGY – 1.8%
Acorda Therapeutics, Inc.*	7,295	235,701
BioMarin Pharmaceutical, Inc.*	13,908	378,437
United Therapeutics Corp.*	4,515	248,777

		862,915

CAPITAL MARKETS – 1.8%
Affiliated Managers Group, Inc.*	4,245	430,655
Greenhill & Co., Inc.	3,688	198,488
Stifel Financial Corp.*	5,864	210,283

		839,426

CHEMICALS – 3.1%
Intrepid Potash, Inc.*	8,997	292,402
Olin Corp.	15,492	351,049
Rockwood Holdings, Inc.*	8,069	446,135
Solutia, Inc.*	14,660	334,981

		1,424,567

COMMERCIAL BANKS – 2.0%
City National Corp.	4,758	258,121
Huntington Bancshares, Inc.	41,026	269,131
SVB Financial Group*	7,113	424,717

		951,969

	Country Code**	Shares	Value

COMMERCIAL SERVICES & SUPPLIES – 1.5%
Corrections Corporation of America*		14,436	$312,539
Fuel Tech, Inc.*		15,027	99,629
Tetra Tech, Inc.*		12,567	282,758

			694,926

COMMUNICATIONS EQUIPMENT – 3.5%
Ciena Corp.*		13,152	241,734
Finisar Corp.*		13,640	245,929
Harmonic, Inc.*		34,493	249,384
NETGEAR, Inc.*		9,402	411,056
Polycom, Inc.*		7,276	467,847

			1,615,950

CONTAINERS & PACKAGING – 0.9%
Greif, Inc., Class A		6,452	419,574

DISTRIBUTORS – 0.6%
Pool Corp.		10,153	302,661

DIVERSIFIED CONSUMER SERVICES – 1.3%
Weight Watchers International, Inc.		8,191	618,175

ELECTRIC UTILITIES – 0.7%
ITC Holdings Corp.		4,796	344,209

ELECTRICAL EQUIPMENT – 1.4%
General Cable Corp.*		7,704	328,036
Thomas & Betts Corp.*		5,970	321,485

			649,521

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.6%
Coherent, Inc.*		7,107	392,804
Littelfuse, Inc.		6,190	363,477

			756,281

ENERGY EQUIPMENT & SERVICES – 3.8%
Dresser-Rand Group, Inc.*		7,176	385,710
Dril-Quip, Inc.*		4,313	292,551
FMC Technologies, Inc.*		7,395	331,222
Lufkin Industries, Inc.		4,465	384,213
Patterson-UTI Energy, Inc.		12,483	394,588

			1,788,284

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

FOOD PRODUCTS – 1.7%
B&G Foods, Inc.		11,715	$241,563
Diamond Foods, Inc.		5,351	408,496
Lancaster Colony Corp.		2,478	150,712

			800,771

HEALTH CARE EQUIPMENT & SUPPLIES – 3.5%
Insulet Corp.*		12,303	272,758
Masimo Corp.		9,713	288,282
Meridian Bioscience, Inc.		10,786	260,050
Sirona Dental Systems, Inc.*		7,105	377,275
Zoll Medical Corp.*		7,297	413,448

			1,611,813

HEALTH CARE PROVIDERS & SERVICES – 3.5%
Centene Corp.*		1,771	62,924
Chemed Corp.		5,943	389,385
Health Management Associates, Inc., Class A*		29,217	314,959
MEDNAX, Inc.*		4,408	318,213
PSS World Medical, Inc.*		11,274	315,785
VCA Antech, Inc.*		10,789	228,727

			1,629,993

HEALTH CARE TECHNOLOGY – 1.5%
Allscripts Healthcare Solutions, Inc.*		18,164	352,745
Quality Systems, Inc.		4,162	363,342

			716,087

HOTELS, RESTAURANTS & LEISURE – 5.4%
Buffalo Wild Wings, Inc.*		5,310	352,106
Choice Hotels International, Inc.		7,519	250,834
Darden Restaurants, Inc.		6,255	311,249
Jack In The Box, Inc.*		12,196	277,825
Life Time Fitness, Inc.*		8,679	346,379
P.F. Chang’s China Bistro, Inc.		8,614	346,627
Penn National Gaming, Inc.*		10,494	423,328
WMS Industries, Inc.*		6,583	202,230

			2,510,578

	Country Code**	Shares	Value

INSURANCE – 1.2%
Brown & Brown, Inc.		8,439	$216,545
ProAssurance Corp.*		5,181	362,670

			579,215

INTERNET SOFTWARE & SERVICES – 2.7%
Open Text Corp.*	CA	5,962	381,687
ValueClick, Inc.*		22,393	371,724
VistaPrint NV*	NL	5,269	252,122
WebMD Health Corp., Class A*		5,370	244,764

			1,250,297

IT SERVICES – 1.4%
Alliance Data Systems Corp.*		3,821	359,441
Global Payments, Inc.		5,345	272,595

			632,036

LIFE SCIENCES TOOLS & SERVICES – 2.6%
Bruker Corp.*		16,039	326,554
Parexel International Corp.*		11,225	264,461
PerkinElmer, Inc.		11,544	310,649
Techne Corp.		3,744	312,137

			1,213,801

MACHINERY – 4.9%
Crane Co.		7,134	352,491
Kennametal, Inc.		7,842	331,011
Lincoln Electric Holdings, Inc.		8,942	320,571
Lindsay Corp.		4,245	292,056
Meritor, Inc.*		19,502	312,812
Terex Corp.*		9,654	274,656
Wabtec Corp.		6,452	424,025

			2,307,622

MEDIA – 0.8%
DreamWorks Animation SKG, Inc., Class A*		5,982	120,238
National CineMedia, Inc.		14,462	244,553

			364,791

METALS & MINING – 1.4%
Allied Nevada Gold Corp.*		3,424	121,107
Carpenter Technology Corp.		7,038	405,952

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Detour Gold Corp.*	CA	4,132	$119,746

			646,805

OIL, GAS & CONSUMABLE FUELS – 4.2%
Bill Barrett Corp.*		6,760	313,326
Carrizo Oil & Gas, Inc.*		9,078	379,007
Frontier Oil Corp.		18,052	583,260
James River Coal Co.*		12,476	259,750
SandRidge Energy, Inc.*		38,793	413,533

			1,948,876

PERSONAL PRODUCTS – 0.8%
Nu Skin Enterprises, Inc.		9,838	369,417

PHARMACEUTICALS – 2.5%
Medicis Pharmaceutical Corp., Class A		10,219	390,059
Perrigo Co.		4,657	409,211
Salix Pharmaceuticals Ltd.*		9,027	359,545

			1,158,815

PROFESSIONAL SERVICES – 0.9%
Costar Group, Inc.*		7,152	423,971

REAL ESTATE INVESTMENT TRUSTS – 0.4%
Colonial Properties Trust		8,295	169,218

ROAD & RAIL – 0.7%
Knight Transportation, Inc.		20,068	340,955

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.3%
Cymer, Inc.*		6,606	327,063
Hittite Microwave Corp.*		5,957	368,798
Microsemi Corp.*		18,030	369,615
ON Semiconductor Corp.*		30,040	314,519
Power Integrations, Inc.		6,613	254,137
Semtech Corp.*		12,461	340,684
Teradyne, Inc.*		22,907	339,024
Veeco Instruments, Inc.*		6,901	334,077
Volterra Semiconductor Corp.*		11,208	276,389

			2,924,306

SOFTWARE – 10.5%
ANSYS, Inc.*		5,925	323,920
Aspen Technology, Inc.*		21,525	369,800
BroadSoft, Inc.*		5,600	213,528

	Country Code**	Shares	Value

Commvault Systems, Inc.*		11,226	$498,996
Fair Issac Corp.		9,555	288,561
Informatica Corp.*		10,985	641,854
Lawson Software, Inc.*		8,918	100,060
Manhattan Associates, Inc.*		9,905	341,128
MICROS Systems, Inc.*		7,942	394,797
Nice Systems, Ltd. ADR*	IL	10,787	392,215
Parametric Technology Corp.*		12,512	286,900
Quest Software, Inc.*		14,382	326,903
Solarwinds, Inc.*		14,574	380,964
Websense, Inc.*		13,188	342,492

			4,902,118

SPECIALTY RETAIL – 6.2%
Dick’s Sporting Goods, Inc.*		9,048	347,896
DSW, Inc., Class A*		8,031	406,449
Foot Locker, Inc.		16,851	400,380
Group 1 Automotive, Inc.		8,505	350,236
Tractor Supply Co.		7,363	492,437
Vitamin Shoppe, Inc.*		10,358	473,982
Williams-Sonoma, Inc.		11,715	427,480

			2,898,860

TEXTILES, APPAREL & LUXURY GOODS – 1.4%
Maidenform Brands, Inc.*		9,228	255,246
Steven Madden Ltd.*		10,804	405,258

			660,504

TRADING COMPANIES & DISTRIBUTORS – 1.3%
Watsco, Inc.		3,814	259,314
WESCO International, Inc.*		6,053	327,407

			586,721

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
SBA Communications Corp.*		10,789	412,032

Total Common Stocks (Cost $36,058,172)			45,116,265

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Value

TOTAL INVESTMENTS – 96.7%
(Cost $36,058,172)	$45,116,265
Other assets less liabilities – 3.3%	1,535,382

NET ASSETS – 100.0%	$46,651,647

ADR	American Depositary Receipt
CA	Canada
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 97.8%
AEROSPACE & DEFENSE – 3.2%
Goodrich Corp.		29,170	$2,785,735
Rockwell Collins, Inc.		92,600	5,712,494
United Technologies Corp.		92,170	8,157,967

			16,656,196

AIRLINES – 0.9%
Delta Air Lines, Inc.*		293,761	2,693,788
Southwest Airlines Co.		190,980	2,180,992

			4,874,780

AUTOMOBILES – 1.4%
Ford Motor Co.*		549,627	7,579,356

BEVERAGES – 2.9%
Diageo PLC ADR	GB	54,340	4,448,816
PepsiCo, Inc.		75,300	5,303,379
The Coca-Cola Co.		79,960	5,380,508

			15,132,703

BIOTECHNOLOGY – 3.5%
Amgen, Inc.*		159,200	9,289,320
Celgene Corp.*		151,140	9,116,765

			18,406,085

CAPITAL MARKETS – 4.4%
Invesco, Ltd.	BM	178,080	4,167,072
State Street Corp.		256,070	11,546,196
The Charles Schwab Corp.		239,500	3,939,775
The Goldman Sachs Group, Inc.		23,900	3,180,851

			22,833,894

CHEMICALS – 3.4%
LyondellBasell Industries NV, Class A	NL	169,780	6,539,926
The Dow Chemical Co.		199,620	7,186,320
The Mosaic Co.		61,021	4,132,952

			17,859,198

COMMERCIAL BANKS – 4.0%
M&T Bank Corp.		55,000	4,837,250
PNC Financial Services Group, Inc.		134,970	8,045,562
Wells Fargo & Co.		287,117	8,056,503

			20,939,315

	Country Code**	Shares	Value

COMMUNICATIONS EQUIPMENT – 0.4%
QUALCOMM, Inc.		39,920	$2,267,057

COMPUTERS & PERIPHERALS – 0.6%
EMC Corp.*		117,020	3,223,901

DIVERSIFIED FINANCIAL SERVICES – 2.7%
Citigroup, Inc.		89,782	3,738,522
JP Morgan Chase & Co.		249,692	10,222,391

			13,960,913

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%
AT&T, Inc.		61,963	$1,946,258
Verizon Communications, Inc.		171,530	6,386,062

			8,332,320

ELECTRIC UTILITIES – 1.4%
NextEra Energy, Inc.		126,510	7,269,265

ELECTRICAL EQUIPMENT – 0.5%
Emerson Electric Co.		50,780	2,856,375

ENERGY EQUIPMENT & SERVICES – 4.0%
Baker Hughes, Inc.		43,670	3,168,695
Halliburton Co.		142,002	7,242,102
Schlumberger, Ltd.	AN	121,760	10,520,064

			20,930,861

FOOD & STAPLES RETAILING – 1.7%
CVS Caremark Corp.		179,010	6,727,196
Kroger Co.		80,992	2,008,601

			8,735,797

FOOD PRODUCTS – 4.0%
Archer-Daniels-Midland Co.		340,390	10,262,758
Bunge, Ltd.	BM	152,540	10,517,633

			20,780,391

HEALTH CARE EQUIPMENT & SUPPLIES – 2.9%
Covidien PLC	IE	74,900	3,986,927
St. Jude Medical, Inc.		131,380	6,264,198
Zimmer Holdings, Inc.*		80,730	5,102,136

			15,353,261

HEALTH CARE PROVIDERS & SERVICES – 8.1%
CIGNA Corp.		158,630	8,158,341
Express Scripts, Inc.*		146,710	7,919,406

See Notes to Financial Statements.

SC SM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

HCA Holdings, Inc.*		122,829	$4,053,357
Humana, Inc.		38,680	3,115,287
McKesson Corp.		48,460	4,053,679
UnitedHealth Group, Inc.		292,300	15,076,834

			42,376,904

HOTELS, RESTAURANTS & LEISURE – 0.3%
Hyatt Hotels Corp., Class A*		38,897	1,587,776

HOUSEHOLD PRODUCTS – 1.1%
Colgate-Palmolive Co.		67,750	5,922,028

INSURANCE – 4.2%
Berkshire Hathaway, Inc., Class B*		124,830	9,660,593
Marsh & McLennan Cos., Inc.		269,020	8,390,734
MetLife, Inc.		86,147	3,779,269

			21,830,596

INTERNET & CATALOG RETAIL – 0.9%
HSN, Inc.*		148,530	4,889,608

IT SERVICES – 1.0%
MasterCard, Inc., Class A		16,870	5,083,606

LIFE SCIENCES TOOLS & SERVICES – 2.4%
Thermo Fisher Scientific, Inc.*		195,280	12,574,079

MACHINERY – 2.0%
Dover Corp.		49,850	3,379,830
Eaton Corp.		135,070	6,949,351

			10,329,181

MEDIA – 6.9%
Comcast Corp., Class A		523,150	13,256,621
Omnicom Group, Inc.		64,910	3,126,066
The Walt Disney Co.		107,340	4,190,554
Time Warner Cable, Inc.		64,736	5,051,997
Time Warner, Inc.		295,370	10,742,607

			36,367,845

METALS & MINING – 1.1%
Barrick Gold Corp.	CA	129,660	5,872,301

	Country Code**	Shares	Value

OIL, GAS & CONSUMABLE FUELS – 15.7%
Anadarko Petroleum Corp.		143,590	$11,021,969
Apache Corp.		22,170	2,735,556
Chevron Corp.		162,948	16,757,572
Consol Energy, Inc.		38,780	1,880,054
Devon Energy Corp.		62,740	4,944,539
El Paso Corp.		331,050	6,687,210
Exxon Mobil Corp.		202,410	16,472,126
Hess Corp.		64,080	4,790,621
Imperial Oil, Ltd.	CA	92,970	4,331,472
Range Resources Corp.		93,940	5,213,670
Southwestern Energy Co.*		76,578	3,283,665
Suncor Energy, Inc.	CA	103,330	4,040,203

			82,158,657

PAPER & FOREST PRODUCTS – 1.8%
International Paper Co.		311,450	9,287,439

PHARMACEUTICALS – 3.3%
Merck & Co., Inc.		111,068	3,919,590
Teva Pharmaceutical Industries, Ltd. ADR	IL	207,510	10,006,132
Watson Pharmaceuticals, Inc.*		48,140	3,308,662

			17,234,384

ROAD & RAIL – 1.5%
Hertz Global Holdings, Inc.*		496,540	7,885,055

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
Intel Corp.		242,330	5,370,033
Texas Instruments, Inc.		95,930	3,149,382

			8,519,415

SOFTWARE – 2.4%
Adobe Systems, Inc.*		191,020	6,007,579
Oracle Corp.		200,360	6,593,848

			12,601,427

Total Common Stocks (Cost $429,520,338)			512,511,969

See Notes to Financial Statements.

SC SM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

SHORT TERM INVESTMENTS – 1.9%
MUTUAL FUNDS – 1.9%
State Street Institutional Liquid Reserves Fund (Cost $9,814,787)	9,814,787	$9,814,787

TOTAL INVESTMENTS – 99.7%
(Cost $439,335,125)		522,326,756
Other assets less liabilities – 0.3%		1,737,325

NET ASSETS – 100.0%		$524,064,081

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
GB	Great Britain
IE	Ireland
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 98.4%
AEROSPACE & DEFENSE – 1.4%
Rockwell Collins, Inc.		45,265	$2,792,398

AIR FREIGHT & LOGISTICS – 2.2%
C.H. Robinson Worldwide, Inc.		21,775	1,716,741
Expeditors International of Washington, Inc.		50,750	2,597,892

			4,314,633

AUTOMOBILES – 1.7%
Harley-Davidson, Inc.		83,025	3,401,534

BEVERAGES – 1.1%
Molson Coors Brewing Co., Class B		49,325	2,206,801

BIOTECHNOLOGY – 2.4%
Amylin Pharmaceuticals, Inc.*		118,385	1,581,624
Incyte Corp.*		31,500	596,610
Ironwood Pharmaceuticals, Inc.*		24,125	379,245
Regeneron Pharmaceuticals, Inc.*		26,800	1,519,828
Seattle Genetics, Inc.*		33,450	686,394

			4,763,701

BUILDING PRODUCTS – 1.6%
Lennox International, Inc.		71,350	3,073,045

CAPITAL MARKETS – 3.8%
CETIP SA	BR	60,800	940,839
CETIP SA–Receipts*	BR	550	8,239
Greenhill & Co., Inc.		30,850	1,660,347
LPL Investment Holdings, Inc.*		10,100	345,521
SEI Investments Co.		131,025	2,949,373
Stifel Financial Corp.*		24,500	878,570
T Rowe Price Group, Inc.		10,700	645,638

			7,428,527

CHEMICALS – 2.3%
CF Industries Holdings, Inc.		10,375	1,469,826
FMC Corp.		18,235	1,568,575

	Country Code**	Shares	Value

The Sherwin-Williams Co.		18,005	$1,510,079

			4,548,480

COMMERCIAL BANKS – 3.1%
Cullen/Frost Bankers, Inc.		17,020	967,587
Huntington Bancshares, Inc.		278,750	1,828,600
M&T Bank Corp.		38,325	3,370,684

			6,166,871

COMMERCIAL SERVICES & SUPPLIES – 0.6%
HNI Corp.		19,625	492,980
Ritchie Bros. Auctioneers, Inc.	CA	21,930	602,856

			1,095,836

COMMUNICATIONS EQUIPMENT – 2.5%
ADTRAN, Inc.		64,775	2,507,440
Polycom, Inc.*		36,450	2,343,735

			4,851,175

CONSTRUCTION & ENGINEERING – 1.3%
Foster Wheeler AG*	CH	20,050	609,119
Jacobs Engineering Group, Inc.*		46,325	2,003,556

			2,612,675

CONTAINERS & PACKAGING – 0.5%
Silgan Holdings, Inc.		25,200	1,032,444

DIVERSIFIED CONSUMER SERVICES – 1.8%
DeVry, Inc.		33,175	1,961,638
Strayer Education, Inc.		11,775	1,488,242

			3,449,880

ELECTRIC UTILITIES – 1.5%
Northeast Utilities		82,350	2,896,250

ELECTRICAL EQUIPMENT – 1.1%
Ametek, Inc.		47,800	2,146,220

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
National Instruments Corp.		57,000	1,692,330

ENERGY EQUIPMENT & SERVICES – 1.2%
Atwood Oceanics, Inc.*		1,900	83,847
ENSCO PLC ADR	GB	42,550	2,267,915

			2,351,762

See Notes to Financial Statements.

SC SM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

GAS UTILITIES – 1.2%
UGI Corp.		76,675	$2,445,166

HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
ResMed, Inc.*		63,550	1,966,873

HEALTH CARE PROVIDERS & SERVICES – 7.2%
AmerisourceBergen Corp.		84,075	3,480,705
Cardinal Health, Inc.		51,300	2,330,046
Lincare Holdings, Inc.		108,000	3,161,160
Patterson Cos., Inc.		78,200	2,571,998
Universal Health Services, Inc., Class B		50,650	2,609,994

			14,153,903

HOUSEHOLD DURABLES – 2.6%
NVR, Inc.*		3,891	2,822,843
Tempur-Pedic International, Inc.*		34,200	2,319,444

			5,142,287

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.8%
NRG Energy, Inc.*		64,950	1,596,471

INDUSTRIAL CONGLOMERATES – 1.2%
Carlisle Cos., Inc.		48,875	2,406,116

INSURANCE – 3.2%
Brown & Brown, Inc.		77,725	1,994,423
Genworth Financial Inc., Class A*		112,350	1,154,958
Unum Group		74,320	1,893,674
W.R. Berkley Corp.		37,846	1,227,724

			6,270,779

INTERNET & CATALOG RETAIL – 1.1%
Netflix, Inc.*		8,025	2,108,087

INTERNET SOFTWARE & SERVICES – 1.8%
VeriSign, Inc.		108,425	3,627,900

IT SERVICES – 5.9%
Gartner, Inc.*		49,575	1,997,377
Genpact, Ltd.*	BM	162,150	2,795,466
Global Payments, Inc.		51,150	2,608,650
Teradata Corp.*		31,275	1,882,755
The Western Union Co.		117,600	2,355,528

			11,639,776

LEISURE EQUIPMENT & PRODUCTS – 1.0%
Hasbro, Inc.		45,750	2,009,798

	Country Code**	Shares	Value

LIFE SCIENCES TOOLS & SERVICES – 2.2%
Qiagen NV*	NL	102,860	$1,956,397
Waters Corp.*		25,425	2,434,190

			4,390,587

MACHINERY – 3.1%
IDEX Corp.		60,750	2,785,387
PACCAR, Inc.		63,275	3,232,720

			6,018,107

MEDIA – 1.7%
Discovery Communications, Inc., Class A*		38,150	1,562,624
DreamWorks Animation SKG, Inc., Class A*		59,025	1,186,403
Liberty Global, Inc., Class A*		13,350	601,284

			3,350,311

METALS & MINING – 2.1%
Carpenter Technology Corp.		30,725	1,772,218
Steel Dynamics, Inc.		28,800	468,000
Walter Energy, Inc.		16,800	1,945,440

			4,185,658

MULTI-UTILITIES – 1.0%
Wisconsin Energy Corp.		65,475	2,052,641

OIL, GAS & CONSUMABLE FUELS – 5.8%
Alpha Natural Resources, Inc.*		44,450	2,019,808
Cobalt International Energy, Inc.*		90,975	1,239,989
Denbury Resources, Inc.*		83,975	1,679,500
Pioneer Natural Resources Co.		30,875	2,765,474
Ultra Petroleum Corp.*	CA	43,925	2,011,765
Whiting Petroleum Corp.*		29,345	1,670,024

			11,386,560

PHARMACEUTICALS – 3.3%
Mylan, Inc.*		104,025	2,566,297
Watson Pharmaceuticals, Inc.*		56,975	3,915,891

			6,482,188

See Notes to Financial Statements.

SC SM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

PROFESSIONAL SERVICES – 2.4%
Manpower, Inc.		43,775	$2,348,529
Robert Half International, Inc.		89,775	2,426,618

			4,775,147

REAL ESTATE INVESTMENT TRUSTS – 1.0%
Alexandria Real Estate Equities, Inc.		25,475	1,972,275

ROAD & RAIL – 2.8%
Con-Way, Inc.		41,800	1,622,258
JB Hunt Transport Services, Inc.		50,875	2,395,703
Kansas City Southern*		23,875	1,416,504

			5,434,465

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.5%
Altera Corp.		42,050	1,949,018
Analog Devices, Inc.		51,900	2,031,366
Maxim Integrated Products, Inc.		78,225	1,999,431
NVIDIA Corp.*		142,785	2,275,279
Skyworks Solutions, Inc.*		105,000	2,412,900
Xilinx, Inc.		58,250	2,124,377

			12,792,371

SOFTWARE – 2.6%
Citrix Systems, Inc.*		32,800	2,624,000
FactSet Research Systems, Inc.		16,875	1,726,650
Qlik Technologies, Inc.*		24,575	837,024

			5,187,674

	Country Code**	Shares	Value

SPECIALTY RETAIL – 2.1%
JOS A Bank Clothiers, Inc.*		12,300	$615,123
O’Reilly Automotive, Inc.*		16,125	1,056,349
Penske Automotive Group, Inc.		77,355	1,759,052
Signet Jewelers, Ltd.*	BM	16,032	750,458

			4,180,982

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
Lululemon Athletica, Inc.*		12,350	1,380,977
Timberland Co., Class A*		27,840	1,196,285

			2,577,262

THRIFT & MORTGAGE FINANCE – 0.5%
BankUnited		40,750	1,081,505

TRADING COMPANIES & DISTRIBUTORS – 0.8%
MSC Industrial Direct Co., Inc., Class A		22,875	1,516,841

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
American Tower Corp., Class A*		45,350	2,373,166

Total Common Stocks (Cost $167,098,769)			193,949,458

TOTAL INVESTMENTS – 98.4%
(Cost $167,098,769)			193,949,458
Other assets less liabilities – 1.6%			3,080,417

NET ASSETS – 100.0%			$197,029,875

ADR	American Depositary Receipt

BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
GB	Great Britain
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 95.0%
AEROSPACE & DEFENSE – 2.5%
Honeywell International, Inc.		46,316	$2,759,970
The Boeing Co.		31,730	2,345,799

			5,105,769

AIR FREIGHT & LOGISTICS – 0.5%
C.H. Robinson Worldwide, Inc.		13,489	1,063,473

AUTOMOBILES – 0.4%
Ford Motor Co.*		65,627	904,996

BIOTECHNOLOGY – 1.2%
Amgen, Inc.*		43,887	2,560,806

CHEMICALS – 0.8%
The Sherwin-Williams Co.		18,617	1,561,408

COMMUNICATIONS EQUIPMENT – 4.7%
Alcatel-Lucent ADR*	FR	108,658	626,957
Cisco Systems, Inc.		447,908	6,991,844
Emulex Corp.*		126,449	1,087,461
Riverbed Technology, Inc.*		22,590	894,338

			9,600,600

COMPUTERS & PERIPHERALS – 11.2%
Apple, Inc.*		25,847	8,676,062
Dell, Inc.*		139,289	2,321,948
EMC Corp.*		256,749	7,073,435
NetApp, Inc.*		48,341	2,551,438
QLogic Corp.*		160,254	2,551,244

			23,174,127

CONSUMER FINANCE – 0.9%
American Express Co.		36,150	1,868,955

DIVERSIFIED CONSUMER SERVICES – 2.0%
Apollo Group, Inc., Class A*		39,556	1,727,806
ITT Educational Services, Inc.*		31,136	2,436,081

			4,163,887

ELECTRICAL EQUIPMENT – 0.7%
Emerson Electric Co.		26,702	1,501,988

ENERGY EQUIPMENT & SERVICES – 3.4%
Baker Hughes, Inc.		20,842	1,512,296

	Country Code**	Shares	Value

Cameron International Corp.*		32,718	$1,645,388
Core Laboratories NV	NL	4,389	489,549
Diamond Offshore Drilling, Inc.		29,251	2,059,563
Oceaneering International, Inc.		30,222	1,223,991

			6,930,787

FOOD PRODUCTS – 0.2%
Kraft Foods, Inc., Class A		14,629	515,380

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Hologic, Inc.*		88,723	1,789,543
Intuitive Surgical, Inc.*		4,054	1,508,534
Stryker Corp.		4,124	242,037

			3,540,114

HEALTH CARE PROVIDERS & SERVICES – 5.1%
AmerisourceBergen Corp.		33,623	1,391,992
Cardinal Health, Inc.		41,392	1,880,025
Express Scripts, Inc.*		26,100	1,408,878
Laboratory Corp. of America Holdings*		15,640	1,513,795
UnitedHealth Group, Inc.		82,798	4,270,721

			10,465,411

HOTELS, RESTAURANTS & LEISURE – 0.8%
Ctrip.com International, Ltd. ADR*	KY	8,962	386,083
Starbucks Corp.		31,908	1,260,047

			1,646,130

INDUSTRIAL CONGLOMERATES – 2.1%
General Electric Co.		191,415	3,610,087
Tyco International Ltd.	CH	16,685	824,740

			4,434,827

INTERNET & CATALOG RETAIL – 1.1%
Amazon.com, Inc.*		4,482	916,524
Priceline.com, Inc.*		2,523	1,291,600

			2,208,124

INTERNET SOFTWARE & SERVICES – 1.9%
eBay, Inc.*		48,136	1,553,349

See Notes to Financial Statements.

SC SM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

IAC/InterActiveCorp.*		59,980	$2,289,436

			3,842,785

IT SERVICES – 5.4%
Cognizant Technology Solutions Corp., Class A*		17,757	1,302,298
International Business Machines Corp.		57,832	9,921,080

			11,223,378

LIFE SCIENCES TOOLS & SERVICES – 1.9%
Bruker Corp.*		33,588	683,852
Waters Corp.*		33,910	3,246,543

			3,930,395

MACHINERY – 7.5%
Caterpillar, Inc.		50,326	5,357,706
Cummins, Inc.		13,809	1,429,093
Dover Corp.		28,747	1,949,047
Illinois Tool Works, Inc.		29,351	1,658,038
Joy Global, Inc.		21,220	2,020,993
Parker Hannifin Corp.		33,327	2,990,765

			15,405,642

MEDIA – 3.2%
DIRECTV, Class A*		27,884	1,417,065
News Corp., Class A		98,844	1,749,539
Omnicom Group, Inc.		58,960	2,839,513
Sirius XM Radio, Inc.*		237,190	519,446

			6,525,563

METALS & MINING – 4.0%
Cliffs Natural Resources, Inc.		17,458	1,613,992
Freeport-McMoRan Copper & Gold, Inc.		19,036	1,007,004
Nucor Corp.		25,971	1,070,525
Rio Tinto PLC ADR	GB	22,927	1,658,081
Teck Resources, Ltd., Class B	CA	29,067	1,474,859
Walter Energy, Inc.		13,052	1,511,422

			8,335,883

OIL, GAS & CONSUMABLE FUELS – 7.8%
Anadarko Petroleum Corp.		27,561	2,115,582
BP PLC ADR	GB	29,459	1,304,739

	Country Code**	Shares	Value

Canadian Natural Resources, Ltd.	CA	42,996	$1,799,813
Exxon Mobil Corp.		51,024	4,152,333
Occidental Petroleum Corp.		28,743	2,990,422
Petrohawk Energy Corp.*		30,294	747,353
Valero Energy Corp.		117,642	3,008,106

			16,118,348

PHARMACEUTICALS – 0.4%
Abbott Laboratories		15,844	833,711

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.0%
Altera Corp.		152,161	7,052,662
Analog Devices, Inc.		57,843	2,263,975
Intersil Corp.		158,612	2,038,164
MEMC Electronic Materials, Inc.*		60,183	513,361
Xilinx, Inc.		69,603	2,538,422

			14,406,584

SOFTWARE – 10.9%
Adobe Systems, Inc.*		46,447	1,460,758
Autodesk, Inc.*		46,124	1,780,386
BMC Software, Inc.*		33,016	1,805,975
Check Point Software Technologies Ltd.*	IL	32,101	1,824,942
Citrix Systems, Inc.*		26,396	2,111,680
Longtop Financial Technologies, Ltd. ADR*	KY	10,962	103,755
Microsoft Corp.		231,325	6,014,450
Oracle Corp.		207,123	6,816,418
Red Hat, Inc.*		13,985	641,912

			22,560,276

SPECIALTY RETAIL – 2.4%
Advanced Auto Parts, Inc.		16,175	946,075
Ross Stores, Inc.		21,890	1,753,827
The Buckle, Inc.		21,344	911,389
TJX Cos., Inc.		24,362	1,279,736

			4,891,027

TEXTILES, APPAREL & LUXURY GOODS – 2.4%
Coach, Inc.		29,121	1,861,705
Deckers Outdoor Corp.*		6,534	575,907

See Notes to Financial Statements.

SC SM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Fossil, Inc.*		2,753	$324,083
Lululemon Athletica, Inc.*		9,152	1,023,377
Polo Ralph Lauren Corp.		8,641	1,145,883

			4,930,955

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
Vodafone Group PLC, ADR	GB	66,031	1,764,348

Total Common Stocks (Cost $165,298,006)			196,015,677

TOTAL INVESTMENTS – 95.0%
(Cost $165,298,006)			196,015,677
Other assets less liabilities – 5.0%			10,316,735

NET ASSETS – 100.0%			$206,332,412

ADR	American Depositary Receipt

CA	Canada
CH	Switzerland
FR	France
GB	Great Britain
IL	Israel
KY	Cayman Islands
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$195,911,922	$103,755	$—	$196,015,677

Total Investments	$195,911,922	$103,755	$—	$196,015,677

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 1 Securities. The Level 2 security is within the Software industry in the Portfolio of Investments.

See Notes to Financial Statements.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 89.5%
REAL ESTATE INVESTMENT TRUSTS – 63.8%
DIVERSIFIED – 7.6%
British Land Co. PLC	GB	274,731	$2,686,062
Cousins Properties, Inc.		247,209	2,111,165
Land Securities Group PLC	GB	276,342	3,780,371
Stockland	AU	1,567,624	5,750,010
Vornado Realty Trust		55,906	5,209,321

			19,536,929

INDUSTRIAL – 6.6%
DuPont Fabros Technology, Inc.		127,296	3,207,859
Goodman Group	AU	3,654,058	2,770,154
ProLogis, Inc.		114,030	4,086,835
Segro PLC	GB	1,411,784	7,078,472

			17,143,320

MORTGAGE – 0.6%
Starwood Property Trust, Inc.		70,211	1,440,028

OFFICE – 11.3%
Alexandria Real Estate Equities, Inc.		22,548	1,745,666
BioMed Realty Trust, Inc.		293,664	5,650,095
Boston Properties, Inc.		39,141	4,155,209
Digital Realty Trust, Inc.		70,834	4,376,124
Douglas Emmett, Inc.		82,520	1,641,323
Duke Realty Corp.		116,116	1,626,785
Mack-Cali Realty Corp.		56,320	1,855,181
Nippon Building Fund, Inc.	JP	259	2,530,968
Parkway Properties, Inc.		239,515	4,086,126
SL Green Realty Corp.		17,761	1,471,854

			29,139,331

RESIDENTIAL – 5.5%
Associated Estates Realty Corp.		34,703	563,924

	Country Code**	Shares	Value

Boardwalk Real Estate Investment Trust	CA	1,885	$94,382
Equity Lifestyle Properties, Inc.		58,383	3,645,435
Equity Residential		25,979	1,558,740
Home Properties, Inc.		63,463	3,863,627
Mid-America Apartment Communities, Inc.		67,756	4,571,497

			14,297,605

RETAIL – 20.7%
CFS Retail Property Trust	AU	2,231,813	4,350,474
Corio NV	NL	63,157	4,182,689
Federal Realty Investment Trust		14,767	1,257,853
Japan Retail Fund Investment Corp.	JP	884	1,362,273
Kimco Realty Corp.		106,910	1,992,802
Klepierre	FR	84,049	3,470,264
Ramco-Gershenson Properties Trust		175,417	2,171,662
Simon Property Group, Inc.		87,197	10,134,907
Tanger Factory Outlet Centers, Inc.		63,938	1,711,620
Taubman Centers, Inc.		42,464	2,513,869
The Link REIT	HK	1,746,101	5,975,890
Unibail-Rodamco	FR	26,715	6,172,518
Westfield Group	AU	656,892	6,122,586
Westfield Retail Trust	AU	656,690	1,914,217

			53,333,624

SPECIALIZED – 11.5%
Big Yellow Group PLC	GB	454,058	2,244,268
Entertainment Properties Trust		78,018	3,643,441
HCP, Inc.		31,161	1,143,297
Host Hotels & Resorts, Inc.		184,191	3,122,037
Medical Properties Trust, Inc.		450,929	5,185,684
Nationwide Health Properties, Inc.		28,215	1,168,383

See Notes to Financial Statements.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Plum Creek Timber Co., Inc.		56,442	$2,288,159
Public Storage		43,815	4,995,348
Ventas, Inc.		42,447	2,237,381
Weyerhaeuser Co.		168,888	3,691,892

			29,719,890

			164,610,727

REAL ESTATE MANAGEMENT & DEVELOPMENT – 25.7%
DIVERSIFIED REAL ESTATE ACTIVITIES – 17.2%
Beni Stabili S.p.A	IT	2,103,215	2,123,619
Capitaland Ltd.	SG	1,904,367	4,524,082
Hang Lung Properties Ltd.	HK	796,944	3,287,024
Henderson Land Development Co., Ltd.	HK	453,015	2,938,204
Mitsubishi Estate Co. Ltd.	JP	382,069	6,705,291
Mitsui Fudosan Co., Ltd.	JP	368,075	6,339,314
New World Development, Ltd.	HK	1,056,602	1,604,154
Sun Hung Kai Properties Ltd.	HK	641,254	9,348,758
Tokyo Tatemono Co., Ltd.	JP	822,571	3,001,261
Wharf Holdings Ltd.	HK	629,893	4,392,570

			44,264,277

	Country Code**	Shares	Value

REAL ESTATE OPERATING COMPANIES – 8.5%
Atrium European Real Estate Ltd.	JE	1,017,024	$6,697,477
BR Malls Participacoes SA	BR	614,123	7,024,057
Capital & Counties Properties PLC	GB	758,713	2,398,460
Global Logistic Properties Ltd.*	SG	1,771,586	2,976,210
NTT Urban Development Corp.	JP	3,292	2,823,922

			21,920,126

			66,184,403

Total Common Stocks (Cost $177,118,009)			230,795,130

SHORT TERM INVESTMENTS – 1.2%
MUTUAL FUNDS – 1.2%
State Street Institutional Liquid Reserves Fund (Cost $3,069,246)		3,069,246	3,069,246

TOTAL INVESTMENTS – 90.7%
(Cost $180,187,255)			233,864,376
Other assets less liabilities – 9.3%			23,975,410

NET ASSETS – 100.0%			$257,839,786

REIT	Real Estate Investment Trust

AU	Australia
BR	Brazil
CA	Canada
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

United States	41.6%
Hong Kong	10.7
Japan	8.8
Australia	8.1
Great Britain	7.1
France	3.7
Singapore	2.9
Brazil	2.7
Jersey	2.6
Other (individually less than 2%)	2.5

See Notes to Financial Statements.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Real Estate Investment Trusts
Diversified	$7,320,486	$12,216,443	$—	$19,536,929
Industrial	7,294,694	9,848,626	—	17,143,320
Mortgage	1,440,028	—	—	1,440,028
Office	26,608,363	2,530,968	—	29,139,331
Residential	14,297,605	—	—	14,297,605
Retail	19,782,713	33,550,911	—	53,333,624
Specialized	27,475,622	2,244,268	—	29,719,890

Total Real Estate Investment Trusts	104,219,511	60,391,216	—	164,610,727

Real Estate Management & Development
Diversified Real Estate Activities	—	44,264,277	—	44,264,277
Real Estate Operating Companies	7,024,057	14,896,069	—	21,920,126

Total Real Estate Management & Development	7,024,057	59,160,346	—	66,184,403

Total Common Stocks	111,243,568	119,551,562	—	230,795,130

Short Term Investments
Mutual Funds	3,069,246	—	—	3,069,246

Total Investments	$114,312,814	$119,551,562	$—	$233,864,376

†	See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

EXCHANGE TRADED FUNDS – 99.9%
iShares Russell 1000 Value Index Fund	58,819	$4,016,161
iShares Russell 2000 Growth Index Fund	197,982	18,778,593
iShares Russell 2000 Index Fund	380,900	31,538,520
iShares Russell 2000 Value Index Fund	536,466	39,381,969
iShares Russell MidCap Growth Index Fund	1,188,275	73,471,043
iShares S&P 500 Index Fund	695,935	92,155,713
iShares S&P MidCap 400 Growth Index Fund	46,293	5,136,208
iShares S&P MidCap 400 Index Fund	691,823	67,591,107
SPDR S&P 500 ETF Trust	663,433	87,553,253
Vanguard Emerging Markets ETF	616,205	29,959,887
Vanguard Europe Pacific ETF	1,625,495	61,898,850
Vanguard FTSE All-World Ex-US Index Fund	350,337	17,450,286
Vanguard REIT ETF	494,865	29,741,386
Vanguard Small-Cap ETF	220,120	17,189,171

Total Exchange Traded Funds (Cost $550,937,615)		575,862,147

SHORT TERM INVESTMENTS – 1.0%
MUTUAL FUNDS – 1.0%
State Street Institutional Liquid Reserves Fund (Cost $5,997,403)	5,997,403	$5,997,403

TOTAL INVESTMENTS – 100.9%
(Cost $556,935,018)		581,859,550
Liabilities in excess of other assets – (0.9)%		(5,394,277)

NET ASSETS – 100.0%		$576,465,273

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipts

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D 10.88%, 3/15/19 (1)		$494	$—	**
SLM Student Loan Trust, Series 2008-5, Class A2 1.37%, 10/25/16 (2)		128	128,915
SLM Student Loan Trust, Series 2008-5, Class A4 1.97%, 7/25/23 (2)		215	224,671

Total Asset Backed Securities (Cost $606,452)			353,586

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Federal National Mortgage Association, Series 2001-80, Class ZB 6.00%, 1/25/32		548	610,889
Federal National Mortgage Association, Series 2002-53, Class PD 6.00%, 1/25/32		67	68,273

Total Collateralized Mortgage Obligations (Cost $573,683)			679,162

COMMERCIAL MORTGAGE BACKED SECURITIES – 4.7%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3 3.11%, 9/25/33 (2)		646	623,843
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	1,063,822
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3 5.39%, 7/15/44 (2)		750	770,040

	Country Code*	Principal Amount (000)	Value

Commercial Mortgage Asset Trust, Series 1999-C1, Class F 6.25%, 1/17/32 (3)		$400	$347,626
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2 4.08%, 5/10/36		800	830,872
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3 5.40%, 12/15/44 (2)		550	581,109
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM 6.07%, 4/15/45 (2)		500	518,069
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 3.34%, 7/15/46 (3)		1,500	1,500,761
Morgan Stanley Capital I, Series 2003-IQ4, Class A2 4.07%, 5/15/40		4,085	4,202,414
Morgan Stanley Capital I, Series 2004-T15, Class B 5.46%, 6/13/41 (2)		1,500	1,565,885
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.79%, 6/11/42 (2)		2,707	2,996,890
Morgan Stanley Capital I, Series 2011-C1, Class A3 4.70%, 9/15/47 (3)		5,000	5,162,753

Total Commercial Mortgage Backed Securities (Cost $19,883,212)			20,164,084

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

CORPORATE DEBT OBLIGATIONS – 46.9%
AEROSPACE & DEFENSE – 0.7%
L-3 Communications Corp. 6.38%, 10/15/15		$3,000	$3,082,500

AIRLINES – 0.8%
AMR Corp., Series A 5.25%, 1/31/21		3,500	3,421,250

AUTOMOTIVE – 1.7%
Ford Motor Credit Co. LLC 5.63%, 9/15/15		3,000	3,105,567
Hyundai Capital Services, Inc. 4.38%, 7/27/16 (3)	KR	4,000	4,101,692

			7,207,259

BANKS – 8.6%
Ally Financial, Inc. 4.50%, 2/11/14		5,000	5,000,000
Commonwealth Bank of Australia 3.75%, 10/15/14 (3)	AU	7,000	7,354,487
Countrywide Financial Corp. 6.25%, 5/15/16		325	342,493
Huntington Capital 6.65%, 5/15/37 (2)		300	292,500
ING Bank NV
2.00%, 10/18/13 (3)	NL	5,000	4,983,865
2.38%, 6/9/14 (3)	NL	5,000	4,976,835
Lloyds Banking Group PLC 5.92%, 10/1/15 (2)(3)	GB	500	367,500
Lloyds TSB Bank PLC 6.50%, 9/14/20 (3)	GB	4,050	3,820,300
Merrill Lynch & Co., Inc.
5.70%, 5/2/17		400	416,640
6.05%, 5/16/16		3,500	3,669,365
Nordea Bank AB 4.88%, 5/13/21 (3)	SE	3,500	3,361,298
Royal Bank of Scotland PLC 0.99%, 9/29/15 (2)	GB	2,500	2,178,135

			36,763,418

BUILDING MATERIALS – 0.1%
C10 Capital SPV., Ltd. 6.72%, 12/31/16 (2)(3)	VG	650	481,000

	Country Code*	Principal Amount (000)	Value

CABLE – 2.6%
DIRECTV Holdings LLC 7.63%, 5/15/16		$5,000	$5,450,000
Shaw Communications, Inc. 6.75%, 11/9/39	CA	5,000	5,046,762
Time Warner Entertainment Co. 10.15%, 5/1/12		500	537,860

			11,034,622

CONSUMER PRODUCTS – 0.7%
Jarden Corp. 6.13%, 11/15/22		3,200	3,172,000

DIVERSIFIED – 0.7%
Noble Group Ltd. 4.88%, 8/5/15 (3)	BM	3,000	3,135,000

ELECTRIC UTILITIES – 4.0%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12 (3)		750	790,674
Ameren Corp. 8.88%, 5/15/14		4,000	4,634,096
CMS Energy Corp. 5.05%, 2/15/18		5,000	5,138,485
PPL WEM Holdings PLC 5.38%, 5/1/21 (3)	GB	4,000	4,143,784
Toledo Edison Co. 7.25%, 5/1/20		1,850	2,229,102

			16,936,141

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.8%
Arrow Electronics, Inc. 5.13%, 3/1/21		3,500	3,488,433
Jabil Circuit, Inc.
5.63%, 12/15/20		3,000	2,940,000
7.75%, 7/15/16		1,000	1,107,500

			7,535,933

FINANCIALS – 4.5%
Caisse centrale Desjardins du Quebec 1.70%, 9/16/13 (3)	CA	5,000	5,028,480
Discover Financial Services 6.45%, 6/12/17		4,150	4,603,296
International Lease Finance Corp. 5.75%, 5/15/16		4,000	3,938,868

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Lazard Group LLC 6.85%, 6/15/17		$2,100	$2,315,966
SLM Corp. 6.25%, 1/25/16		3,000	3,112,500

			18,999,110

GAMING – 0.3%
Mashantucket Western Pequot Tribe
8.50%, 11/15/15 (1)(3)		1,000	90,000
Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		1,000	1,086,250

			1,176,250

GAS & PIPELINE UTILITIES – 1.0%
Enterprise Products Operating LP 7.03%, 1/15/68 (2)		3,000	3,153,750
Southern Union Co. 7.20%, 11/1/66 (2)		380	353,400
TransCanada PipeLines Ltd. 6.35%, 5/15/67 (2)	CA	600	603,159

			4,110,309

HOTELS, RESTAURANTS & LEISURE – 1.0%
Wyndham Worldwide Corp. 5.75%, 2/1/18		4,000	4,130,364

INSURANCE – 4.0%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66 (2)		600	468,000
CNA Financial Corp. 5.88%, 8/15/20		3,000	3,119,208
Humana, Inc. 6.45%, 6/1/16		500	569,574
Liberty Mutual Group, Inc.
6.50%, 3/15/35 (3)		3,000	2,788,479
7.80%, 3/15/37 (3)		750	748,125
Metropolitan Life Global Funding I 3.13%, 1/11/16 (3)		5,000	5,062,080
Unitrin, Inc. 6.00%, 11/30/15		4,000	4,275,224

			17,030,690

	Country Code*	Principal Amount (000)	Value

MACHINERY – 0.3%
Case New Holland, Inc. 7.75%, 9/1/13		$1,000	$1,082,500

MANUFACTURING – DIVERSIFIED – 1.6%
Bombardier, Inc. 7.75%, 3/15/20 (3)	CA	3,500	3,937,500
Textron, Inc.
7.25%, 10/1/19		2,500	2,939,183

			6,876,683

METALS & MINING – 2.5%
ArcelorMittal
5.50%, 3/1/21	LU	3,000	3,004,683
Teck Resources, Ltd.
6.25%, 7/15/41	CA	3,000	3,028,836
10.75%, 5/15/19	CA	2,500	3,159,375
United States Steel Corp.
6.65%, 6/1/37		1,880	1,649,700

			10,842,594

OIL & GAS – EXPLORATION & PRODUCTION – 1.0%
Petrobras International Finance Co.
5.38%, 1/27/21	KY	4,000	4,107,236

PIPELINES – 1.2%
Kinder Morgan Finance Co., LLC
6.00%, 1/15/18 (3)		5,000	5,187,500

REAL ESTATE INVESTMENT TRUSTS – 4.7%
Dexus Property Group
7.13%, 10/15/14 (3)	AU	4,400	4,963,323
Digital Realty Trust LP
5.25%, 3/15/21		5,000	4,974,050
Goodman Funding Property Ltd.
6.38%, 4/15/21 (3)	AU	4,000	4,106,720
National Retail Properties, Inc.
6.25%, 6/15/14		550	598,808
Reckson Operating Partnership LP
7.75%, 3/15/20		4,000	4,582,604
Simon Property Group LP
5.75%, 5/1/12		550	563,675

			19,789,180

RETAIL – 0.7%
Controladora Comercial Mexicana S.A. de C.V., Series AI 7.00%, 6/30/18	MX	371	362,579

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Principal Amount (000)	Value

QVC, Inc.
7.13%, 4/15/17 (3)	$2,500	$2,625,000

		2,987,579

TELECOMMUNICATIONS – 2.4%
American Tower Corp.
7.25%, 5/15/19	4,000	4,512,652
Frontier Communications Corp.
8.25%, 4/15/17	2,500	2,718,750
Nextel Communications, Inc. Series C
5.95%, 3/15/14	3,000	2,996,250

		10,227,652

Total Corporate Debt Obligations
(Cost $195,510,579)		199,316,770

RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 1.5%
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1 2.13%, 10/25/33 (2)	865	861,512
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1 2.66%, 6/25/35 (2)	34	29,787
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1 5.43%, 8/25/35 (2)	550	534,718
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1 2.95%, 1/25/36 (2)	151	121,997
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A 2.23%, 5/25/36 (2)	1,718	1,581,453
Residential Accredited Loans, Inc., Series 2005-QA7, Class A22 3.11%, 7/25/35 (2)	751	519,750
Wamu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 2.62%, 10/25/33 (2)	343	337,752

	Country Code*	Principal Amount (000)	Value

Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1 2.58%, 1/25/35 (2)		$1,121	$1,076,186
Wamu Mortgage Pass Through Certificates, Series AR18, Class 3A2 5.52%, 1/25/36 (2)		194	83,155
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1 4.98%, 12/25/34 (2)		569	541,117
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 2.80%, 7/25/34 (2)		814	818,747

Total Residential Non-Agency Mortgage Backed Securities
(Cost $6,397,092)			6,506,174

U.S. GOVERNMENT GUARANTEED NOTES – 1.6%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.74%, 2/25/48 (2)(3)		1,403	1,404,006
NCUA Guaranteed Notes, Series 2010-C1, Class A2 2.90%, 10/29/20		2,000	1,996,264
NCUA Guaranteed Notes, Series 2010-R3, Class 3A 2.40%, 12/8/20		3,321	3,322,349

Total U.S. Government Guaranteed Notes (Cost $6,710,222)			6,722,619

U.S. GOVERNMENT AGENCY OBLIGATIONS – 28.8%
Federal Home Loan Mortgage Corp.
2.60%, 8/1/32 (2)		34	34,474
4.50%, 3/1/23		3,165	3,359,105
5.00%, 9/1/19		122	132,124

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

5.00%, 11/1/19		$236	$255,139
5.00%, 7/1/35 (4)		20,056	21,412,329
5.00%, TBA (4)		13,900	14,747,038
5.50%, 10/1/17		63	67,829
5.50%, 11/1/17		127	137,657
5.50%, 6/1/33		124	134,632
5.50%, 9/1/37		496	536,765
5.50%, 5/1/38		90	97,186
5.50%, 2/1/39		131	141,162
6.00%, 1/1/17		44	47,536
6.00%, 2/1/29		11	12,104
6.00%, 8/1/37		325	357,789
6.50%, 10/1/16		30	32,502
6.50%, 11/1/16		3	3,140
6.50%, 9/1/34		206	232,690
7.00%, 11/1/29		15	17,435
7.00%, 1/1/31		4	4,980
7.00%, 4/1/31		3	4,028
7.50%, 3/1/30		4	4,184
7.50%, 12/1/30		16	18,554
Federal National Mortgage Association
4.50%, 6/1/19		534	570,845
4.50%, 5/1/39		6,335	6,595,721
4.50%, TBA (4)		18,000	18,621,558
5.00%, 6/1/18		165	178,085
5.00%, 7/1/20		358	387,520
5.00%, 10/1/20		167	180,471
5.00%, 12/1/20		85	91,864
5.00%, 10/1/35		22	23,518
5.00%, 5/1/36		1,111	1,171,364
5.00%, 7/1/36		271	289,024
5.00%, 9/1/39		9,563	10,177,038
5.00%, TBA (4)		28,000	29,750,000
5.50%, 3/1/22		127	137,240
5.50%, 12/1/32		553	602,136
5.50%, 6/1/35		590	641,088
5.50%, 8/1/35		346	376,742
5.50%, 6/1/37		858	929,505
5.50%, 11/1/38		4,578	4,959,554
6.00%, 12/1/13		1	1,440
6.00%, 11/1/16		9	10,056
6.00%, 12/1/36		334	367,586
6.00%, 11/1/37		233	256,568
6.00%, 10/1/38		159	175,207
6.00%, TBA (4)		300	329,531
8.00%, 8/1/30		3	3,110
Government National Mortgage Association
5.50%, 12/15/38		3,294	3,628,646

	Country Code*	Principal Amount (000)	Value

6.00%, 8/15/16		$20	$21,833
6.50%, 9/15/31		45	51,574
6.50%, 3/15/32		33	37,854
6.50%, 9/15/32		67	76,540
6.50%, 10/15/32		116	132,798
7.00%, 12/15/14		12	12,764
7.00%, 2/15/28		11	12,769
7.50%, 3/15/30		3	3,369
7.50%, 9/15/30		11	13,356

Total U.S. Government Agency Obligations (Cost $120,438,407)			122,608,656

U.S. TREASURY OBLIGATIONS – 12.5%
U.S. Treasury Inflation Indexed Bonds
0.50%, 4/15/15		6,226	6,493,045
1.88%, 7/15/15		1,156	1,274,692
2.00%, 1/15/14		6,389	6,883,024
U.S. Treasury Notes
2.38%, 3/31/16		5,000	5,173,045
2.38%, 5/31/18		8,000	7,957,520
2.63%, 4/30/18		7,500	7,593,750
3.50%, 5/15/20		7,780	8,122,165
4.25%, 11/15/14		5,000	5,537,890
4.25%, 11/15/40		4,000	3,910,000

Total U.S. Treasury Obligations (Cost $52,120,482)			52,945,131

SHORT TERM INVESTMENTS – 23.0%
COMMERCIAL PAPER (5) – 16.6%
Bank of Montreal
0.11%, 7/27/11	CA	3,500	3,499,722
BlackRock, Inc.
0.20%, 7/18/11 (3)		5,000	4,999,528
Cisco Systems, Inc.
0.06%, 7/14/11 (3)		5,000	4,999,892
Citigroup Funding, Inc.
0.22%, 10/3/11		3,000	2,998,947
Coca-Cola Co.
0.12%, 8/10/11 (3)		5,000	4,999,333
FCAR Owner Trust
0.23%, 9/8/11		5,000	4,998,182
Hewlett-Packard Co.
0.08%, 7/15/11 (3)		2,500	2,499,922
HSBC Finance Corp.
0.30%, 10/25/11		2,000	1,998,258
International Business Machines Corp.
0.05%, 7/25/11 (3)		1,490	1,489,950
0.06%, 7/25/11 (3)		3,500	3,499,860

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Nestle Finance International Ltd.
0.10%, 8/24/11	LU	$3,000	$2,999,550
PepsiCo, Inc.
0.10%, 7/25/11 (3)		2,000	1,999,867
0.10%, 8/5/11 (3)		3,000	2,999,708
Pfizer, Inc.
0.06%, 7/6/11 (3)		1,600	1,599,987
Procter & Gamble International Funding SCA
0.08%, 7/15/11 (3)	LU	2,600	2,599,919
0.08%, 7/20/11 (3)	LU	2,400	2,399,899
State Street Corp.
0.12%, 7/14/11		3,000	2,999,870
Thunder Bay Funding LLC
0.19%, 7/25/11 (3)		2,300	2,299,709
0.20%, 7/11/11 (3)		2,700	2,699,850
Toyota Motor Credit Corp.
0.11%, 8/3/11		5,000	4,999,496
UBS Finance Delaware LLC
0.11%, 7/11/11		3,552	3,551,891
Wal-Mart Stores, Inc.
0.06%, 7/13/11 (3)		1,800	1,799,964
0.07%, 7/19/11 (3)		1,800	1,799,937

Total Commercial Paper (Cost $70,731,993)			70,733,241

	Country Code*	Principal Amount (000)	Value

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER (5) – 1.2%
Kreditanstalt fuer Wiederaufbau
0.14%, 8/23/11 (3)	DE	$1,500	$1,499,691
0.15%, 8/19/11 (3)	DE	2,500	2,499,489
0.16%, 7/28/11 (3)	DE	1,000	999,880

Total Foreign Government Sponsored Commercial Paper (Amortized cost $4,999,060)			4,999,060

		Shares
MUTUAL FUNDS – 5.2%
Federated Prime Obligation Fund		10,269,404	10,269,404
State Street Institutional Liquid Reserves Fund		11,864,525	11,864,525

Total Mutual Funds (Cost $22,133,929)			22,133,929

Total Short Term Investments (Cost $97,864,982)			97,866,230

TOTAL INVESTMENTS – 119.3%
(Cost $500,105,111)			507,162,412
Liabilities in excess of other assets – (19.3)%			(82,095,340)

NET ASSETS – 100.0%			$425,067,072

FDIC	Federal Deposit Insurance Corporation
NCUA	National Credit Union Administration
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $63,448,127 which represents approximately 14.9% of net assets.
AU	Australia
BM	Bermuda
CA	Canada
DE	Germany
GB	Great Britain
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
SE	Sweden
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Security is fair valued by management.
(1)	Security is in default and is non-income producing.

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND® PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $128,155,173, representing 30.1% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.
(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Asset Backed Securities	$—	$353,586	$—	*	$353,586
Collateralized Mortgage Obligations	—	679,162	—		679,162
Commercial Mortgage Backed Securities	—	20,164,084	—		20,164,084
Corporate Debt Obligations (a)	—	199,316,770	—		199,316,770
Residential Non-Agency Mortgage Backed Securities	—	6,506,174	—		6,506,174
U.S. Government Guaranteed Notes	—	6,722,619	—		6,722,619
U.S. Government Agency Obligations	—	122,608,656	—		122,608,656
U.S. Treasury Obligations	52,945,131	—	—		52,945,131
Short Term Investments
Commercial Paper	—	70,733,241	—		70,733,241
Foreign Government Sponsored Commercial Paper	—	4,999,060	—		4,999,060
Mutual Funds	22,133,929	—	—		22,133,929

Total Short Term Investments	22,133,929	75,732,301	—		97,866,230

Total Investments	$75,079,060	$432,083,352	$—	*	$507,162,412

†	See Note 2b in the Notes to Financial Statements for additional information.
*	The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2010 and June 30, 2011.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code*		Principal Amount (000)	Value

COMMERCIAL PAPER (1) – 66.7%
Archer-Daniels-Midland Co.
0.07%, 7/12/11 (2)		$5,000	$4,999,893
Bank of America Corp.
0.19%, 8/15/11		1,400	1,400,000
0.19%, 8/29/11		1,600	1,599,502
Bank of Montreal
0.11%, 7/27/11	CA	2,500	2,499,801
Barclays U.S. Funding LLC
0.21%, 10/26/11		1,000	999,318
0.22%, 7/25/11		1,000	999,853
0.23%, 9/6/11		2,000	1,999,144
BlackRock, Inc.
0.15%, 8/18/11 (2)		1,500	1,499,700
0.20%, 7/18/11 (2)		3,500	3,499,669
Caterpillar Financial Services Corp.
0.10%, 8/9/11		750	749,919
Chevron Corp.
0.02%, 7/11/11		2,000	1,999,989
0.03%, 7/12/11		3,000	2,999,973
Cisco Systems, Inc.
0.06%, 7/14/11 (2)		5,000	4,999,892
Citigroup Funding, Inc.
0.14%, 7/8/11		1,000	999,973
0.15%, 7/14/11		2,000	1,999,892
0.22%, 10/3/11		2,000	1,998,851
Coca-Cola Co.
0.10%, 7/18/11 (2)		500	499,976
0.13%, 9/14/11 (2)		1,000	999,729
0.16%, 9/16/11 (2)		2,400	2,399,179
0.17%, 10/4/11 (2)		2,500	2,498,879
0.20%, 8/4/11 (2)		600	599,887
FCAR Owner Trust
0.23%, 9/8/11		1,200	1,199,471
0.27%, 10/4/11		500	499,644
0.28%, 9/7/11		2,000	1,998,942
0.38%, 11/7/11		1,000	998,638
0.42%, 12/15/11		300	299,416
General Electric Capital Corp.
0.09%, 8/3/11		2,400	2,399,802
Hewlett-Packard Co.
0.08%, 7/15/11 (2)		4,300	4,299,866
0.09%, 7/18/11 (2)		700	699,970
HSBC Finance Corp.
0.30%, 10/25/11		5,000	4,995,167
International Business Machines Corp.
0.06%, 7/12/11 (2)		2,470	2,469,955

Country Code*		Principal Amount (000)	Value

0.06%, 7/20/11 (2)		$1,030	$1,029,967
0.07%, 7/13/11 (2)		1,500	1,499,965
JP Morgan Chase & Co.
0.05%, 7/1/11		500	500,000
0.15%, 7/19/11		1,000	999,925
0.15%, 8/1/11		1,000	999,871
0.15%, 8/19/11		1,000	999,796
0.15%, 8/29/11		1,000	999,754
Nestle Capital Corp.
0.08%, 9/22/11 (2)		2,000	1,999,631
0.10%, 8/15/11 (2)		450	449,944
0.12%, 8/10/11 (2)		2,000	1,999,733
0.17%, 8/2/11 (2)		600	599,909
0.17%, 10/14/11 (2)		450	449,777
0.19%, 9/9/11 (2)		650	649,760
PepsiCo, Inc.
0.10%, 7/21/11 (2)		500	499,972
0.10%, 8/5/11 (2)		3,000	2,999,708
0.11%, 8/22/11 (2)		1,500	1,499,762
Pfizer, Inc.
0.06%, 7/6/11 (2)		5,000	4,999,958
Procter & Gamble International Funding SCA
0.08%, 7/15/11 (2)	LU	2,400	2,399,925
0.08%, 7/20/11 (2)	LU	2,600	2,599,890
Rabobank USA Financial Corp.
0.27%, 7/5/11		5,000	4,999,850
State Street Corp.
0.12%, 7/14/11		5,000	4,999,783
The Goldman Sachs Group, Inc.
0.23%, 7/7/11		5,000	4,999,808
Thunder Bay Funding LLC
0.19%, 7/25/11 (2)		950	949,880
0.20%, 7/11/11 (2)		2,300	2,299,872
0.21%, 7/8/11 (2)		1,500	1,499,939
0.22%, 7/8/11 (2)		250	249,989
Toyota Motor Credit Corp.
0.11%, 8/3/11		5,000	4,999,496
UBS Finance Delaware LLC
0.16%, 9/6/11		1,990	1,989,407
0.21%, 10/24/11		2,800	2,798,122
United Parcel Service, Inc.
0.06%, 7/1/11 (2)		3,000	3,000,000
Wal-Mart Stores, Inc.
0.06%, 7/13/11 (2)		1,000	999,980
0.07%, 7/19/11 (2)		2,300	2,299,920
0.07%, 7/26/11 (2)		3,000	2,999,854
0.08%, 7/13/11 (2)		700	699,981

Total Commercial Paper (Amortized cost $130,067,018)			130,067,018

See Notes to Financial Statements.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

CORPORATE DEBT OBLIGATIONS – 1.3%
BANKS – 1.3%
Morgan Stanley 0.54%, 1/9/12 (3) (Amortized cost $2,700,018)		$2,700	$2,700,018

FOREIGN GOVERNMENT OBLIGATIONS (1) – 9.6%
Canadian Wheat Board
0.10%, 8/2/11	CA	4,000	3,999,644
Export Development Canada
0.05%, 7/8/11	CA	1,700	1,699,984
Government of Canada
0.06%, 7/21/11	CA	3,000	2,999,900
Province of Ontario
0.07%, 9/30/11	CA	5,000	4,999,115
Province of Quebec
0.12%, 7/28/11 (2)	CA	3,000	2,999,730
0.22%, 10/11/11 (2)	CA	2,000	1,998,755

Total Foreign Government Obligations (Amortized cost $18,697,128)			18,697,128

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER (1) – 3.1%
Kreditanstalt fuer Wiederaufbau
0.11%, 8/9/11 (2)	DE	500	499,941
0.14%, 8/23/11 (2)	DE	1,950	1,949,598
0.15%, 8/19/11 (2)	DE	1,000	999,796
0.15%, 8/24/11 (2)	DE	425	424,904
0.16%, 7/6/11 (2)	DE	400	399,991
0.16%, 7/14/11 (2)	DE	500	499,971
0.18%, 8/11/11 (2)	DE	1,250	1,249,744

Total Foreign Government Sponsored Commercial Paper (Amortized cost $6,023,945)			6,023,945

Country Code*	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (1) – 2.5%
Federal Home Loan Mortgage Corp. Discount Notes
0.01%, 7/15/11	$100	$100,000
0.01%, 7/29/11	200	199,998
0.04%, 7/11/11	2,000	1,999,978
Federal National Mortgage Association Discount Notes
0.01%, 7/8/11	100	100,000
0.05%, 7/6/11	364	363,997
0.07%, 7/6/11	2,100	2,099,981

Total U.S. Government Agency Obligations (Amortized cost $4,863,954)		4,863,954

U.S. TREASURY OBLIGATIONS (1) – 8.6%
U.S. Treasury Bills
0.01%, 7/28/11	6,000	5,999,977
0.01%, 8/25/11	3,000	2,999,977
0.02%, 7/14/11	2,750	2,749,976
0.04%, 8/4/11	5,000	4,999,835

Total U.S. Treasury Obligations (Amortized cost $16,749,765)		16,749,765

	Shares
MUTUAL FUNDS – 7.9%
Federated Prime Obligation Fund	7,690,000	7,690,000
State Street Institutional Liquid Reserves Fund	7,730,366	7,730,366

Total Mutual Funds (Cost $15,420,366)		15,420,366

TOTAL INVESTMENTS – 99.7%
(Cost $194,522,194)		194,522,194
Other assets less liabilities – 0.3%		519,596

NET ASSETS – 100.0%		$195,041,790

CA	Canada
DE	Germany
LU	Luxembourg

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Interest rates represent annualized yield at date of purchase.

See Notes to Financial Statements.

SUN CAPITAL MONEY MARKET FUND® PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $79,166,341, representing 40.6% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$130,067,018	$—	$130,067,018
Corporate Debt Obligations (a)	—	2,700,018	—	2,700,018
Foreign Government Obligations	—	18,697,128	—	18,697,128
Foreign Government Sponsored Commercial Paper	—	6,023,945	—	6,023,945
U.S. Government Agency Obligations	—	4,863,954	—	4,863,954
U.S. Treasury Obligations	—	16,749,765	—	16,749,765
Mutual Funds	15,420,366	—	—	15,420,366

Total Investments	$15,420,366	$179,101,828	$—	$194,522,194

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 0.0%+
Bank of America Credit Card Trust, Series 2008-A5, Class A5 1.39%, 12/16/13 (1) (Cost $143,637)		$143	$143,064

FOREIGN GOVERNMENT OBLIGATIONS – 10.6%
Deutsche Bundesrepublik Inflation Linked Bond 1.50%, 4/15/16	DE	16,627	25,076,420
French Government Inflation Linked Bond 1.60%, 7/25/15	FR	17,106	25,794,295
Hellenic Republic Government Inflation Linked Bond 2.30%, 7/25/30	GR	771	429,887

Total Foreign Government Obligations (Cost $50,570,771)			51,300,602

U.S. GOVERNMENT AGENCY OBLIGATIONS – 23.8%
Federal Home Loan Mortgage Corp. 5.50%, 8/1/38		35,629	38,631,419
Federal National Mortgage Association 4.50%, 6/1/41		37,100	38,441,601
Government National Mortgage Association 4.50%, 5/20/41		36,526	38,521,327

Total U.S. Government Agency Obligations (Cost $116,102,862)			115,594,347

U.S. TREASURY OBLIGATIONS – 53.0%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		2,053	2,099,026
0.50%, 4/15/15		369	384,713
1.13%, 1/15/21		1,505	1,562,704
1.25%, 4/15/14		1,152	1,221,833
1.38%, 7/15/18		5,370	5,830,820
1.38%, 1/15/20		5,669	6,079,001
1.63%, 1/15/15		1,215	1,318,214
1.75%, 1/15/28		12,880	13,477,667
1.88%, 7/15/13		16,849	17,901,721
1.88%, 7/15/15		674	743,146
1.88%, 7/15/19		1,852	2,071,671

	Country Code*	Principal Amount (000)	Value

2.00%, 4/15/12		$45,993	$46,995,304
2.00%, 1/15/14		3,261	3,513,620
2.00%, 7/15/14		148	161,573
2.00%, 1/15/16		2,467	2,742,370
2.00%, 1/15/26		1,717	1,876,627
2.13%, 2/15/40		30,494	33,184,035
2.13%, 2/15/41		6,153	6,684,844
2.38%, 1/15/17		21,476	24,499,650
2.38%, 1/15/25 (2)		30,318	34,846,649
2.38%, 1/15/27		16,989	19,373,225
2.50%, 1/15/29		1,691	1,964,409
3.38%, 1/15/12		608	621,002
3.38%, 4/15/32 (3)		1,059	1,401,012
3.63%, 4/15/28 (3)		6,800	8,953,777
3.88%, 4/15/29		12,556	17,205,338

Total U.S. Treasury Obligations (Cost $253,931,361)			256,713,951

		Contracts
OPTIONS PURCHASED – 0.0%+
PUT OPTIONS – 0.0% +
1-Year Eurodollar Mid-Curve September Futures, strike price $98.25, expires 9/16/11 (Cost $195,117)		432	8,100

		Notional Amount (000)
SWAPTIONS PURCHASED – 0.2%
CALL SWAPTIONS – 0.1%
OTC – 10 Year Interest Rate Swap, exercise rate 4.31%, expires 1/14/13		5,700	345,452
OTC – 10 Year Interest Rate Swap, exercise rate 4.42%, expires 1/14/13		3,200	211,755

			557,207

PUT SWAPTIONS – 0.1%
OTC – 10 Year Interest Rate Swap, exercise rate 4.31%, expires 1/14/13		5,700	202,434

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Notional Amount (000)	Value

OTC – 10 Year Interest Rate Swap, exercise rate 4.42%, expires 1/14/13		3,200	$103,221

			305,655

Total Swaptions Purchased (Cost $918,020)			862,862

		Shares
SHORT TERM INVESTMENTS – 12.7%
MUTUAL FUNDS – 12.7%
BlackRock Liquidity Funds Temp Funds		30,704,304	30,704,304

Country Code*	Shares	Value

State Street Institutional U.S. Government Money Market Fund	30,704,305	$30,704,305

Total Short Term Investments (Cost $61,408,609)		61,408,609

TOTAL INVESTMENTS – 100.3%
(Cost $483,270,377)		486,031,535
Liabilities in excess of other assets – (0.3)%		(1,379,034)

NET ASSETS – 100.0%		$484,652,501

OTC	Over the Counter
DE	Germany
FR	France
GR	Greece

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $1,611,030.
(3)	At the period end, securities (or portions thereof) with an aggregate market value of $1,920,843 and cash of $90,000 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Short	German Euro-Bobl September Futures	9/8/11	284	48,543,133	48,012,599	530,534
Long	U.S. Treasury 10 Year Note September Futures	9/21/11	443	54,906,087	54,191,359	(714,728)
Short	U.S. Treasury 2 Year Note September Futures	9/30/11	479	105,057,176	105,065,657	(8,481)
Short	U.S. Treasury 30 Year Bond September Futures	9/21/11	183	22,875,930	22,514,719	361,211
Short	U.S. Treasury 5 Year Note September Futures	9/30/11	709	85,170,528	84,509,477	661,051
Short	Ultra Long U.S. Treasury Bond September Futures	9/21/11	20	2,546,368	2,525,000	21,368

Net unrealized appreciation						850,955

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
Citibank NA	EUR	35,470,000	USD	50,380,134	7/27/11	(1,024,950)
Citibank NA	EUR	505,000	USD	731,740	7/27/11	(134)
UBS AG	USD	758,811	EUR	522,000	7/27/11	(2,299)

Net unrealized depreciation						(1,027,383)

EUR	– Euro
USD	– United States Dollar

(5)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	1-Year Eurodollar Mid-Curve September Futures	9/16/11	97.75	432	2,700
Call	U.S. Treasury 10 Year Note August Futures	8/26/11	124.00	164	115,313

Written option contracts (Premium received, $182,391)				596	118,013

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC - 10 Year Interest Rate Swap	Barclays Bank PLC*	Receive	3-Month USD-LIBOR	4.13%	12/16/11	6,200	391,607
Put	OTC - 10 Year Interest Rate Swap	Barclays Bank PLC*	Pay	3-Month USD-LIBOR	4.13%	12/16/11	6,200	47,834
Put	OTC - 2 Year Interest Rate Swap	Citibank NA**	Pay	3-Month USD-LIBOR	0.90%	9/6/11	35,000	41,462
Call	OTC - 10 Year Interest Rate Swap	Citibank NA**	Receive	3-Month USD-LIBOR	3.91%	3/19/12	8,000	375,454
Put	OTC - 10 Year Interest Rate Swap	Citibank NA**	Pay	3-Month USD-LIBOR	3.91%	3/19/12	8,000	170,711
Put	OTC - 2 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.00%	9/19/11	95,900	93,218
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.45%	9/19/11	24,000	331,562
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	3.99%	12/19/11	5,500	295,138
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.99%	12/19/11	5,500	57,540
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.01%	2/2/12	6,400	343,277

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.01%	2/2/12	6,400	91,745
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.13%	12/16/11	4,000	252,649
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.13%	12/16/11	4,000	30,861
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.78%	2/25/14	4,500	330,695
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.78%	2/25/14	4,500	211,144

Written swaptions (Premium received, $3,275,750)							224,100	3,064,897

LIBOR	–	London Interbank Offered Rate
OTC	–	Over the Counter
USD	–	United States Dollar

(6)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Citibank NA**	Pay	3-Month USD-LIBOR	3.38%	5/4/21	4,000	49,709	49,709
Citibank NA**	Receive	3-Month USD-LIBOR	0.64%	6/21/13	28,000	21,131	21,131
Deutsche Bank AG	Pay	CPURNSA Index	2.47%	10/25/20	2,500	(94,886)	(94,886)
Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.26%	5/9/21	3,500	7,010	7,010
Deutsche Bank AG	Pay	CPURNSA Index	2.67%	6/23/21	4,910	(68,449)	(68,449)
Deutsche Bank AG	Receive	CPURNSA Index	1.84%	10/25/15	4,700	168,195	168,195

Total					47,610	82,710	82,710

Total Return Swap Contracts

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Depreciation ($)
Receive	Barclays Bank PLC*	Barclays Capital US TIPS Index	626,897	1-Month USD-LIBOR	161,727	7/26/11	(689,588)	(689,588)

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

CPURNSA	–	Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	–	London Interbank Offered Rate
USD	–	United States Dollar

*	At the period end, cash of $510,000 has been pledged as collateral for these open swaps and written swaption contracts.
**	At the period end, the broker pledged securities with a fair value of $285,075 to the Fund as collateral for these open swap contracts and written swaption contracts.

(7)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$143,064	$—	$143,064
Foreign Government Obligations	—	51,300,602	—	51,300,602
U.S. Government Agency Obligations	—	115,594,347	—	115,594,347
U.S. Treasury Obligations	256,713,951	—	—	256,713,951
Options Purchased (a)	8,100	—	—	8,100
Swaptions Purchased (a)	—	862,862	—	862,862
Short Term Investments
Mutual Funds	61,408,609	—	—	61,408,609

Total Investments	318,130,660	167,900,875	—	486,031,535

Financial Derivative Instruments
Futures Contracts	1,043,630	530,534	—	1,574,164
Swap Contracts (a)	—	246,045	—	246,045

Total Financial Derivative Instruments	$1,043,630	$776,579	$—	$1,820,209

Liabilities
Financial Derivative Instruments
Futures Contracts	$(723,209)	$—	$—	$(723,209)
Forward Foreign Currency Exchange Contracts	—	(1,027,383)	—	(1,027,383)
Written Option Contracts	(118,013)	—	—	(118,013)
Written Swaption Contracts	—	(3,064,897)	—	(3,064,897)
Swap Contracts (a)	—	(852,923)	—	(852,923)

Total Financial Derivative Instruments	$(841,222)	$(4,945,203)	$—	$(5,786,425)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 7.0%
Access Group, Inc., Series 2003-1, Class A2 0.51%, 12/27/16 (1)		$4,687	$4,679,623
Ally Master Owner Trust, Series 2011-3, Class A2 1.81%, 5/15/16		8,300	8,318,403
Bank of America Auto Trust, Series 2009-2A, Class A3 2.13%, 9/15/13 (2)		3,909	3,932,565
Bank of America Auto Trust, Series 2009-3A, Class A3 1.67%, 12/15/13 (2)		6,617	6,653,631
Brazos Higher Education Authority, Series 2004-I, Class A2 0.41%, 6/27/22 (1)		4,693	4,653,889
Brazos Higher Education Authority, Series 2005-1, Class 1A2 0.33%, 12/26/18 (1)		3,523	3,492,102
Brazos Higher Education Authority, Series 2005-2, Class A10 0.37%, 12/26/19 (1)		7,500	7,327,615
Brazos Higher Education Authority, Series 2005-2, Class A9 0.35%, 12/26/17 (1)		3,833	3,816,121
Brazos Higher Education Authority, Series 2011-2, Class A2 1.10%, 7/25/29 (1)		6,100	6,038,964
College Loan Corporation Trust, Series 2004-1, Class A3 0.43%, 4/25/21 (1)		3,360	3,357,082

	Country Code**	Principal Amount (000)	Value

College Loan Corporation Trust, Series 2005-2, Class A2 0.39%, 10/15/21 (1)		$1,554	$1,547,639
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		6,465	6,503,189
Nelnet Student Loan Corp., Series 2004-2A, Class A3 0.36%, 11/25/15 (1)		455	454,983
Northstar Education Finance, Inc., Series 2004-1, Class A3 0.44%, 4/28/17 (1)		2,015	2,011,519
Northstar Education Finance, Inc., Series 2004-2, Class A1 0.39%, 4/28/16 (1)		3,251	3,152,731
SLM Student Loan Trust, Series 2004-2, Class A4 0.40%, 10/25/19 (1)		3,076	3,061,104
SLM Student Loan Trust, Series 2007-1, Class A3 0.30%, 7/25/18 (1)		5,747	5,730,255
SLM Student Loan Trust, Series 2007-7, Class A2 0.47%, 1/25/16 (1)		2,539	2,533,810
Student Loan Consolidation Center, Series 2011-1, Class A 1.41%, 10/25/27 (1)(2)		1,950	1,949,778
World Financial Network Credit Card Master Trust, Series 2009-B, Class A 3.79%, 5/15/16		4,500	4,613,853

Total Asset Backed Securities (Cost $83,558,517)			83,828,856

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%
Federal National Mortgage Association, Series 2009-70, Class AL 5.00%, 8/25/19		$11,645	$12,515,617
FHLMC Multifamily Structured Pass Through Trust, Series K011, Class A2 4.08%, 11/25/20 (1)		12,000	12,428,289

Total Collateralized Mortgage Obligations (Cost $24,358,894)			24,943,906

CONVERTIBLE BONDS – 0.4%
OIL & GAS - EXPLORATION & PRODUCTION – 0.4%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $4,339,339)	KY	4,450	4,444,438

CORPORATE DEBT OBLIGATIONS – 46.3%
AUTO PARTS – 0.4%
Johnson Controls, Inc. 1.75%, 3/1/14		4,825	4,864,999

BANKS – 14.2%
Achmea Hypotheekbank NV 3.20%, 11/3/14 (2)	NL	3,700	3,883,527
Banco Santander Chile 2.88%, 11/13/12 (2)	CL	6,400	6,419,309
Bank of America Corp.
1.69%, 1/30/14 (1)		1,500	1,503,456
4.50%, 4/1/15		800	836,400
Canadian Imperial Bank of Commerce
2.75%, 1/27/16 (2)	CA	2,600	2,660,190
Capital One Financial Corp.
7.38%, 5/23/14		3,522	4,021,543
Cie de Financement Foncier
1.63%, 7/23/12 (2)	FR	200	201,605
2.13%, 4/22/13 (2)	FR	3,800	3,856,673
Citigroup, Inc.
5.50%, 10/15/14		6,625	7,204,575
6.38%, 8/12/14		1,875	2,073,234

	Country Code**	Principal Amount (000)	Value

Commonwealth Bank of Australia
2.40%, 1/12/12 (2)	AU	$4,600	$4,648,530
Credit Suisse New York
1.24%, 1/14/14 (1)	CH	8,100	8,132,359
DnB NOR Boligkreditt
2.10%, 10/14/15 (2)	NO	6,500	6,423,905
2.90%, 3/29/16 (2)	NO	7,600	7,735,706
ING Bank NV
1.65%, 6/9/14 (1)(2)	NL	3,525	3,536,107
2.50%, 1/14/16 (2)	NL	6,200	6,091,184
3.90%, 3/19/14 (2)	NL	2,700	2,888,800
Intesa Sanpaolo New York
2.38%, 12/21/12	IT	4,800	4,836,677
JPMorgan Chase & Co.
1.07%, 1/24/14 (1)		16,300	16,341,549
Lloyds TSB Bank PLC
4.38%, 1/12/15 (2)	GB	1,625	1,649,219
Morgan Stanley
3.80%, 4/29/16		1,950	1,927,357
4.10%, 1/26/15		7,000	7,191,758
Nordea Eiendomskreditt AS
1.88%, 4/7/14 (2)	NO	5,900	5,959,773
Royal Bank of Scotland PLC
1.50%, 3/30/12 (2)	GB	9,400	9,484,036
Royal Bank of Scotland PLC, Series 2 3.40%, 8/23/13	GB	2,725	2,788,356
Sparebank 1 Boligkreditt
1.25%, 10/25/13 (2)	NO	8,300	8,291,509
2.63%, 5/27/16 (2)	NO	9,100	9,111,521
Stadshypotek AB
1.45%, 9/30/13 (2)	SE	7,500	7,548,907
Standard Chartered PLC
3.85%, 4/27/15 (2)	GB	3,150	3,260,861
Swedbank Hypotek AB
0.70%, 3/28/14 (1)(2)	SE	2,400	2,413,231
UBS AG
2.25%, 8/12/13	CH	4,925	5,009,764
Wachovia Corp.
5.50%, 5/1/13		10,550	11,344,964
Wells Fargo & Co.
4.38%, 1/31/13		1,000	1,049,523

			170,326,108

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

BIOTECHNOLOGY – 0.2%
Life Technologies Corp.
4.40%, 3/1/15		$2,275	$2,411,286

CABLE – 0.3%
Time Warner Cable, Inc.
6.20%, 7/1/13		3,350	3,674,645

COMPUTER & PERIPHERALS – 0.6%
Dell, Inc.
1.40%, 9/10/13		3,050	3,076,370
Hewlett-Packard Co.
6.13%, 3/1/14		3,250	3,645,730

			6,722,100

ELECTRIC UTILITIES – 1.7%
Arizona Public Service Co.
6.50%, 3/1/12		2,725	2,825,114
Commonwealth Edison Co.
1.63%, 1/15/14		4,800	4,833,845
Dominion Resources, Inc.
1.80%, 3/15/14		3,100	3,129,332
Enel Finance International SA
5.70%, 1/15/13 (2)	LU	3,325	3,501,391
Georgia Power Co.
1.30%, 9/15/13		1,650	1,660,878
Wisconsin Electric Power Co.
6.00%, 4/1/14		3,875	4,369,617

			20,320,177

ELECTRONICS – 0.4%
Thermo Fisher Scientific, Inc.
2.05%, 2/21/14		4,875	4,970,282

ENVIRONMENTAL SERVICES – 0.4%
Waste Management, Inc.
5.00%, 3/15/14		1,825	1,984,753
6.38%, 11/15/12		2,275	2,435,961

			4,420,714

FINANCIALS – 2.1%
American Express Credit Corp.
2.75%, 9/15/15		5,200	5,198,450

	Country Code**	Principal Amount (000)	Value

Caisse centrale Desjardins du Quebec
2.55%, 3/24/16 (2)	CA	$2,500	$2,517,190
General Electric Capital Corp.
6.00%, 6/15/12		1,000	1,051,446
HSBC Finance Corp.
0.48%, 8/9/11 (1)		1,400	1,400,287
0.54%, 4/24/12 (1)		3,400	3,396,651
John Deere Capital Corp.
5.25%, 10/1/12		525	554,914
LeasePlan Corp. NV
3.00%, 5/7/12 (2)	NL	3,900	3,986,662
Merrill Lynch & Co., Inc.
5.45%, 7/15/14		6,000	6,459,858

			24,565,458

FOOD, BEVERAGES & RESTAURANTS – 2.0%
Anheuser-Busch InBev NV 4.70%, 4/15/12		1,725	1,778,991
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 3/26/13		3,075	3,151,103
3.00%, 10/15/12		1,725	1,771,201
5.38%, 11/15/14		1,325	1,479,675
General Mills, Inc.
5.25%, 8/15/13		2,125	2,308,846
6.00%, 2/15/12		2,850	2,946,698
Kellogg Co.
4.25%, 3/6/13		998	1,053,261
5.13%, 12/3/12		2,050	2,173,021
Kraft Foods, Inc. 2.63%, 5/8/13		4,950	5,092,540
Pepsico, Inc. 4.65%, 2/15/13		1,000	1,062,647
The Kroger Co. 6.75%, 4/15/12		1,200	1,254,707

			24,072,690

HEALTH CARE – PRODUCTS – 0.9%
Covidien International Finance SA 1.88%, 6/15/13	LU	5,375	5,466,768
St. Jude Medical, Inc. 3.75%, 7/15/14		4,850	5,160,041

			10,626,809

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

INSURANCE – 1.6%
Metropolitan Life Global Funding I
2.50%, 1/11/13 (2)		$3,000	$3,054,312
5.13%, 11/9/11 (2)		3,150	3,201,493
5.13%, 4/10/13 (2)		1,000	1,064,028
5.13%, 6/10/14 (2)		2,750	3,004,540
New York Life Global Funding 4.65%, 5/9/13 (2)		1,000	1,069,796
Prudential Financial, Inc.
2.75%, 1/14/13		4,350	4,439,088
5.10%, 9/20/14		774	841,476
The Chubb Corp. 6.00%, 11/15/11		2,050	2,090,410

			18,765,143

INVESTMENT COMPANIES – 1.1%
FIH Erhvervsbank A/S
2.00%, 6/12/13 (2)	DK	6,100	6,235,633
2.45%, 8/17/12 (2)	DK	7,200	7,352,093

			13,587,726

MANUFACTURING DIVERSIFIED – 0.3%
Tyco International Finance SA 6.00%, 11/15/13	LU	3,115	3,443,517

MULTIMEDIA – 1.7%
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/13		4,300	4,816,168
NBC Universal, Inc. 2.10%, 4/1/14 (2)		2,975	3,014,463
Reed Elsevier Capital, Inc.
4.63%, 6/15/12		5,650	5,836,410
6.75%, 8/1/11		345	346,530
The Walt Disney Co. 6.38%, 3/1/12		2,700	2,806,361
Thomson Reuters Corp. 5.95%, 7/15/13	CA	3,000	3,281,379

			20,101,311

OFFICE EQUIPMENT – 0.3%
Xerox Corp. 1.08%, 5/16/14 (1)		4,025	4,044,397

	Country Code**	Principal Amount (000)	Value

OIL & GAS – 1.6%
Apache Corp. 6.00%, 9/15/13		$4,000	$4,428,616
BP Capital Markets PLC 3.13%, 10/1/15	GB	2,700	2,772,077
PC Financial Partnership 5.00%, 11/15/14		2,650	2,907,818
Shell International Finance BV 1.88%, 3/25/13	NL	5,700	5,822,630
Total Capital Canada Ltd.
1.63%, 1/28/14	CA	3,250	3,297,092

			19,228,233

PHARMACEUTICALS – 1.7%
Express Scripts, Inc.
5.25%, 6/15/12		3,075	3,199,156
6.25%, 6/15/14		900	1,013,511
McKesson Corp. 3.25%, 3/1/16		3,075	3,170,430
Medco Health Solutions, Inc.
2.75%, 9/15/15		2,700	2,723,649
Novartis Capital Corp. 1.90%, 4/24/13		2,975	3,044,398
Pfizer, Inc. 4.45%, 3/15/12		3,325	3,419,736
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/12		3,650	3,684,310

			20,255,190

PIPELINES – 0.4%
Enterprise Products Operating LLC 7.63%, 2/15/12		2,475	2,574,480
TransCanada PipeLines Ltd. 8.63%, 5/15/12	CA	1,525	1,627,714

			4,202,194

REAL ESTATE INVESTMENT TRUSTS – 0.8%
HCP, Inc. 2.70%, 2/1/14		1,525	1,546,991
Simon Property Group LP 4.20%, 2/1/15		3,675	3,909,410
WEA Finance LLC/WCI Finance LLC 5.40%, 10/1/12 (2)		4,350	4,570,936

			10,027,337

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

REFINING – 0.7%
Devon Financing Corp. ULC 6.88%, 9/30/11	CA	$1,800	$1,827,060
Energy Transfer Partners LP 5.65%, 8/1/12		3,325	3,483,732
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,558,632

			8,869,424

RETAIL – 0.6%
CVS Caremark Corp. 5.75%, 8/15/11		2,900	2,916,672
Wal-Mart Stores, Inc. 3.20%, 5/15/14		4,000	4,226,912

			7,143,584

SAVINGS & LOANS – 0.2%
U.S. Central Federal Credit Union 1.90%, 10/19/12		2,400	2,442,626

SOFTWARE – 0.8%
Microsoft Corp. 2.95%, 6/1/14		5,000	5,284,140
Oracle Corp. 4.95%, 4/15/13		4,100	4,398,689

			9,682,829

SPECIAL PURPOSE BANKS – 4.0%
Kreditanstalt fuer Wiederaufbau
0.20%, 6/17/13 (1)	DE	11,900	11,893,074
2.50%, 5/28/13	DE	5,500	5,709,627
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	12,300	12,522,175
2.13%, 7/15/16	DE	3,000	2,992,578
3.25%, 3/15/13	DE	9,000	9,395,343
4.13%, 7/15/13	DE	5,200	5,561,301

			48,074,098

SPECIAL PURPOSE ENTITIES – 0.4%
MassMutual Global Funding II
0.75%, 9/27/13 (1)(2)		5,300	5,326,352

TELECOMMUNICATIONS – 3.8%
AT&T, Inc. 2.95%, 5/15/16		5,325	5,393,075

	Country Code**	Principal Amount (000)	Value

Deutsche Telekom International Finance BV 5.88%, 8/20/13	NL	$2,675	$2,927,640
France Telecom SA 4.38%, 7/8/14	FR	6,000	6,497,718
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	688,254
6.25%, 6/15/13	CA	2,100	2,303,125
6.38%, 3/1/14	CA	4,250	4,766,651
Telecom Italia Capital 5.25%, 11/15/13	LU	5,175	5,432,575
Telefonica Emisiones SAU 5.86%, 2/4/13	ES	3,500	3,711,561
Verizon Wireless Capital LLC
5.25%, 2/1/12		4,625	4,746,369
7.38%, 11/15/13		1,803	2,049,975
Vodafone Group PLC
2.88%, 3/16/16	GB	4,225	4,254,157
5.35%, 2/27/12	GB	3,225	3,323,092

			46,094,192

TOBACCO – 0.3%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	4,022,738

TRANSPORTATION – 1.3%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,406,745
CSX Corp. 5.75%, 3/15/13		2,450	2,636,065
OeBB Infrastruktur AG 4.63%, 11/21/13	AT	7,700	8,281,535

			15,324,345

UTILITIES – 1.5%
Duke Energy Corp. 6.30%, 2/1/14		5,750	6,421,381
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,902,728
Progress Energy, Inc. 6.85%, 4/15/12		3,050	3,193,576

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

Public Service Co. of Colorado 7.88%, 10/1/12		$1,125	$1,222,026
Southern Co.
0.67%, 10/21/11 (1)		2,100	2,102,320
4.15%, 5/15/14		1,400	1,499,736

			18,341,767

Total Corporate Debt Obligations (Cost $546,925,705)			555,952,271

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.1%
Swedish Housing Finance Corp. 3.13%, 3/23/12 (2) (Cost $1,721,150)	SE	1,700	1,733,034

FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Province of Ontario 1.88%, 11/19/12 (Cost $14,287,750)	CA	14,300	14,558,759

MUNICIPAL BONDS – 3.7%
New York City, Subseries D 5.07%, 12/1/14		5,300	5,869,485
New York State Dormitory Authority
1.53%, 3/15/13		1,060	1,066,434
2.00%, 3/15/14		719	727,642
North Texas Tollway Authority 2.44%, 9/1/13		3,975	4,048,816
Pennsylvania Higher Education Assistance Agency 0.87%, 4/25/19 (1)		2,981	2,982,953
San Francisco, California City & County Airports Commission 1.87%, 5/1/12		3,500	3,521,000
South Carolina Student Loan Corp., Series A-1 0.35%, 12/3/18 (1)		7,700	7,576,030
State of California 3.95%, 11/1/15		1,950	2,030,554
State of Illinois 3.10%, 10/1/33 (1)		6,000	6,000,000
State of New Jersey 2.02%, 8/15/14		5,300	5,380,136

	Country Code**	Principal Amount (000)	Value

State of Wisconsin 4.80%, 5/1/13		$4,300	$4,601,086

Total Municipal Bonds (Cost $43,552,979)			43,804,136

U.S. GOVERNMENT GUARANTEED NOTES – 8.4%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.74%, 2/25/48 (1)(2)		2,104	2,106,010
NCUA Guaranteed Notes, Series 2010-A1, Class A 0.54%, 12/7/20 (1)		2,258	2,264,280
NCUA Guaranteed Notes, Series 2010-R1, Class 1A 0.64%, 10/7/20 (1)		1,428	1,430,651
NCUA Guaranteed Notes, Series 2010-R1, Class 2A 1.84%, 10/7/20		739	747,474
NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.56%, 11/6/17 (1)		3,180	3,180,935
NCUA Guaranteed Notes, Series 2011-R1, Class 1A 0.64%, 1/8/20 (1)		2,565	2,566,255
NCUA Guaranteed Notes, Series 2011-R3, Class 1A 0.59%, 3/11/20 (1)		4,626	4,626,188
NCUA Guaranteed Notes, Series 2011-R4, Class 1A 0.57%, 3/6/20 (1)		5,130	5,130,372
NCUA Guaranteed Notes, Series 2011-R5, Class 1A 0.57%, 4/6/20 (1)		5,242	5,245,617

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

NCUA Guaranteed Notes, Series 2011-R6, Class 1A 0.57%, 5/7/20 (1)		$5,109	$5,108,937
TLGP Ally Financial, Inc. 2.20%, 12/19/12		6,900	7,075,157
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		11,300	11,519,762
1.88%, 11/15/12		4,300	4,379,339
TLGP Citigroup, Inc. 2.13%, 4/30/12		8,600	8,735,596
TLGP General Electric Capital Corp.
2.13%, 12/21/12		20,700	21,193,384
2.20%, 6/8/12		15,000	15,278,100

Total U.S. Government Guaranteed Notes (Cost $99,655,267)			100,588,057

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.3%
Federal Home Loan Mortgage Corp.
4.50%, 1/15/13 (4)		8,200	8,713,910
4.50%, 5/1/23		11	11,402
5.00%, 3/1/16		1	842
5.00%, 5/1/16		2	2,236
5.00%, 9/1/16		4	4,414
5.00%, 11/1/16		70	73,618
5.00%, 3/1/18		2	1,678
5.50%, 1/1/20		808	880,146
6.50%, 10/1/37		480	545,777
6.50%, 12/1/38		290	328,688
Federal National Mortgage Association
2.80%, 3/1/18		3,384	3,330,916
3.38%, 11/1/20		2,192	2,142,866
3.42%, 10/1/20		1,594	1,564,249
3.50%, 2/1/41		1,994	1,908,838
3.50%, 3/1/41		997	954,407
3.50%, TBA (3)		25,000	25,391,250
3.63%, 12/1/20		1,196	1,187,817
3.75%, 3/1/18		4,100	4,234,250
3.84%, 5/1/18		2,320	2,394,634

	Country Code**	Principal Amount (000)		Value

4.00%, TBA (3)		$1,000		$1,000,000
5.50%, 5/1/25		11,695		12,700,608
6.00%, 3/1/32		0	*	82
6.00%, 5/1/33		3		2,908
6.00%, 12/1/33		2		1,668
6.00%, 4/1/35		2		2,437
6.00%, 2/1/36		5		5,070
6.00%, 3/1/36		3		3,803
6.00%, 5/1/36		1		1,579
6.00%, 6/1/36		3		3,793
6.00%, TBA (3)		8,000		8,787,504

Total U.S. Government Agency Obligations (Cost $75,830,926)				76,181,390

U.S. TREASURY OBLIGATIONS – 20.9%
U.S. Treasury Notes
0.38%, 8/31/12	15,000	15,019,920
0.38%, 10/31/12	24,500	24,523,936
0.63%, 6/30/12	44,100	44,272,431
0.63%, 7/31/12	86,600	86,955,060
0.63%, 1/31/13	1,400	1,405,523
0.75%, 3/31/13	2,700	2,715,822
1.00%, 3/31/12	40,300	40,547,039
1.38%, 1/15/13	20,400	20,715,568
1.50%, 6/30/16	7,500	7,408,575
1.75%, 4/15/13	2,800	2,865,856
3.13%, 5/15/21	4,800	4,786,512

Total U.S. Treasury Obligations (Cost $250,460,528)		251,216,242

	Shares
SHORT TERM INVESTMENTS – 6.7%
MUTUAL FUNDS – 6.7%
State Street Institutional Liquid Reserves Fund (Cost $80,034,254)	80,034,254	80,034,254

TOTAL INVESTMENTS – 103.1%
(Cost $1,224,725,309)		1,237,285,343
Liabilities in excess of other assets – (3.1)%		(37,353,092)

NET ASSETS – 100.0%		$1,199,932,251

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
NCUA	National Credit Union Administration

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $35,178,754 which represents approximately 2.9% of net assets.
TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.

AT	Austria
AU	Australia
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
IT	Italy
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NO	Norway
SE	Sweden

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $160,338,500, representing 13.4% of net assets.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(4)	At the period end, securities (or portions thereof) with an aggregate market value of $2,869,214 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Short	90-Day Eurodollar March Futures	3/18/13	229	56,029,933	56,494,300	(464,367)
Short	90-Day Eurodollar September Futures	9/17/12	2,339	579,285,184	579,955,050	(669,866)
Short	U.S. Treasury 10 Year Note September Futures	9/21/11	155	19,015,413	18,960,859	54,554
Long	U.S. Treasury 2 Year Note September Futures	9/30/11	1,406	308,020,701	308,397,312	376,611
Short	U.S. Treasury 30 Year Bond September Futures	9/21/11	221	27,514,522	27,189,906	324,616
Short	U.S. Treasury 5 Year Note September Futures	9/30/11	380	45,271,085	45,294,219	(23,134)
Long	Ultra Long U.S. Treasury Bond September Futures	9/21/11	50	6,393,688	6,312,500	(81,188)

Net unrealized depreciation						(482,774)

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(5)	At the period end, the Fund had the following open forward sales contracts:

Description	Coupon	Maturity Date	Principal Amount (000) ($)	Proceeds ($)	Market Value ($)
Federal National Mortgage Association	3.50%	TBA	3,000	2,897,656	2,866,250

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$83,828,856	$—	$83,828,856
Collateralized Mortgage Obligations	—	24,943,906	—	24,943,906
Convertible Bonds (a)	—	4,444,438	—	4,444,438
Corporate Debt Obligations (a)	—	555,952,271	—	555,952,271
Foreign Government Agency Obligations	—	1,733,034	—	1,733,034
Foreign Government Obligations	—	14,558,759	—	14,558,759
Municipal Bonds	—	43,804,136	—	43,804,136
U.S. Government Guaranteed Notes	—	100,588,057	—	100,588,057
U.S. Government Agency Obligations	—	76,181,390	—	76,181,390
U.S. Treasury Obligations	251,216,242	—	—	251,216,242
Short Term Investments
Mutual Funds	80,034,254	—	—	80,034,254

Total Investments	331,250,496	906,034,847	—	1,237,285,343

Financial Derivative Instruments
Futures Contracts	755,781	—	—	755,781

Total Financial Derivative Instruments	$755,781	$—	$—	$755,781

Liabilities
Financial Derivative Instruments
Futures Contracts	$(1,238,555)	$—	$—	$(1,238,555)

Total Financial Derivative Instruments	(1,238,555)	—	—	(1,238,555)

Other Financial Instruments
Forward Sales Contracts	—	(2,866,250)	—	(2,866,250)

Total Other Financial Instruments	$—	$(2,866,250)	$—	$(2,866,250)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 0.1%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.26%, 1/25/37 (1)		$22	$6,210
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.72%, 1/25/37 (2)		296	117,814
Lehman XS Trust, Series 2005-7N, Class 3A1 0.47%, 12/25/35 (1)		281	140,729
SACO I Trust, Series 2005-2, Class A 0.59%, 4/25/35 (1)(3)		20	8,128

Total Asset Backed Securities (Cost $193,459)			272,881

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.59%, 5/25/35 (1)		43	30,371
Banc of America Funding Corp., Series 2006-A, Class 3A2 2.88%, 2/20/36 (1)		356	202,201
Banc of America Funding Corp., Series 2006-B, Class 2A1 2.88%, 3/20/36 (1)		131	93,939
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.47%, 10/25/35 (1)		49	31,450
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.42%, 5/20/46 (1)		54	23,661

	Country Code*	Principal Amount (000)	Value

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A1 0.51%, 3/25/35 (1)		$75	$49,362
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.51%, 3/25/35 (1)		43	26,086
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		31	22,929
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.44%, 3/19/45 (1)		18	11,985
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		36	26,963
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 0.43%, 3/19/36 (1)		403	238,024
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		250	196,349
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 2.53%, 8/25/35 (1)		34	26,056
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 4.97%, 9/25/35 (1)		48	39,353

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97 6.00%, 8/25/37		$61	$54,138
MortgageIT Trust, Series 2005-1, Class 1A1 0.51%, 2/25/35 (1)		264	203,564
Residential Accredit Loans, Inc., Series 2006-Q010, Class A1 0.35%, 1/25/37 (1)		554	326,734
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36 (1)		278	155,068
Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.59%, 1/25/46 (1)		1,930	856,906
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		54	41,468
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.50%, 9/25/45 (1)		29	17,841
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1 0.31%, 10/25/46 (1)		71	70,847
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 5.69%, 10/25/36 (1)		398	293,828
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.69%, 10/25/36 (1)		83	68,274

	Country Code*	Principal Amount (000)	Value

Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 5.30%, 12/25/36 (1)		$148	$108,420

Total Collateralized Mortgage Obligations (Cost $2,484,621)			3,215,817

CORPORATE DEBT OBLIGATIONS – 91.5%
ADVERTISING – 0.6%
Affinion Group, Inc. 7.88%, 12/15/18 (3)		500	467,500
Lamar Media Corp. 7.88%, 4/15/18		250	261,875
Visant Corp. 10.00%, 10/1/17		375	388,125

			1,117,500

AEROSPACE & DEFENSE – 0.9%
Alliant Techsystems, Inc. 6.88%, 9/15/20		250	260,000
BE Aerospace, Inc. 6.88%, 10/1/20		250	261,875
Esterline Technologies Corp. 7.00%, 8/1/20		375	392,813
TransDigm, Inc. 7.75%, 12/15/18 (3)		750	787,500

			1,702,188

AGRICULTURAL – 0.1%
Brickman Group Holdings, Inc. 9.13%, 11/1/18 (3)		250	251,875

AIRLINES – 1.0%
Continental Airlines, Inc. 7.75%, 7/2/14		184	187,008
Delta Air Lines, Inc. 9.50%, 9/15/14 (3)		539	574,709
United Air Lines, Inc. 9.75%, 1/15/17		554	632,615
10.40%, 11/1/16		455	515,335

			1,909,667

AUTOMOBILES & COMPONENTS – 0.3%
Hyva Global BV 8.63%, 3/24/16 (3)	NL	250	251,250
Jaguar Land Rover PLC 7.75%, 5/15/18 (3)	GB	250	251,250

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Oshkosh Corp. 8.25%, 3/1/17		$50	$53,625
8.50%, 3/1/20		50	54,125

			610,250

AUTOMOTIVE – 4.1%
Allison Transmission, Inc. 7.13%, 5/15/19 (3)		200	194,500
11.00%, 11/1/15 (3)		50	53,250
Arvinmeritor, Inc. 8.13%, 9/15/15		105	109,463
Commercial Vehicle Group, Inc. 7.88%, 4/15/19 (3)		200	200,000
Conti-Gummi Finance BV 7.13%, 10/15/18	NL	250	374,320
7.50%, 9/15/17	NL	100	151,359
8.50%, 7/15/15	NL	75	118,278
Cooper-Standard Automotive, Inc. 8.50%, 5/1/18		375	395,625
Exide Technologies 8.63%, 2/1/18 (3)		500	520,000
Ford Motor Credit Co. LLC 3.03%, 1/13/12 (1)		500	500,640
6.63%, 8/15/17		500	531,520
7.00%, 10/1/13		165	176,332
7.50%, 8/1/12		125	130,800
8.00%, 12/15/16		1,000	1,124,486
8.13%, 1/15/20		225	260,643
8.70%, 10/1/14		500	559,745
12.00%, 5/15/15		1,000	1,240,118
Pittsburgh Glass Works LLC 8.50%, 4/15/16 (3)		150	154,125
The Goodyear Tire & Rubber Co.
8.25%, 8/15/20		300	324,000
10.50%, 5/15/16		65	73,125
TRW Automotive, Inc.
7.00%, 3/15/14 (3)		25	27,625
7.25%, 3/15/17 (3)		500	555,000

			7,774,954

BANKS – 7.4%
Ally Financial, Inc.
0.00%, 6/15/15 (4)		500	377,500
4.50%, 2/11/14		1,000	1,000,000

	Country Code*	Principal Amount (000)	Value

6.25%, 12/1/17 (3)		$250	$248,333
7.50%, 9/15/20		250	261,250
8.00%, 3/15/20		250	265,625
8.00%, 11/1/31		770	822,343
8.30%, 2/12/15		250	279,375
BAC Capital Trust VI 5.63%, 3/8/35		100	86,153
Bank of America Corp. Capital Trust VII 5.25%, 8/10/35		650	803,299
Barclays Bank PLC 14.00%, 6/15/19 (1)	GB	400	805,685
Capital One Capital V 10.25%, 8/15/39		600	636,000
Citigroup Capital XXI 8.30%, 12/21/57 (1)		200	204,500
Credit Agricole SA 8.38%, 10/13/19 (1)(3)	FR	750	783,750
HBOS PLC 6.75%, 5/21/18 (3)	GB	2,100	2,020,906
Intesa Sanpaolo SpA 8.05%, 6/20/18 (1)	IT	400	580,060
NB Capital Trust IV 8.25%, 4/15/27		100	102,125
Rabobank Nederland Boerenleenbank BA 11.00%, 6/30/19 (1)(3)	NL	600	765,600
RBS Capital Trust 6.47%, 6/30/12 (1)		50	57,281
Regions Bank 7.50%, 5/15/18		175	182,998
Regions Financial Corp.
0.42%, 6/26/12 (1)		200	194,381
7.38%, 12/10/37		1,000	943,733
Royal Bank of Scotland Group PLC 7.65%, 9/30/31 (1)	GB	375	337,500
Societe Generale 5.92%, 4/15/17 (1)(3)	FR	150	129,750
Wachovia Capital Trust III 5.57%, 7/11/11 (1)		1,000	915,000
Wells Fargo & Co. 7.98%, 3/15/18 (1)		300	324,000
Wells Fargo Capital XIII 7.70%, 3/26/13 (1)		1,000	1,020,000

			14,147,147

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

BIOTECHNOLOGY – 0.3%
STHI Holding Corp. 8.00%, 3/15/18 (3)		$350	$355,250
Talecris Biotherapeutics Holdings Corp. 7.75%, 11/15/16		225	255,071

			610,321

BUILDING & CONSTRUCTION – 0.2%
Aguila 3 SA 7.88%, 1/31/18 (3)	LU	450	452,813

BUILDING MATERIALS – 1.7%
Associated Materials LLC 9.13%, 11/1/17 (3)		500	498,750
Building Materials Corp. of America
6.75%, 5/1/21 (3)		750	753,750
6.88%, 8/15/18 (3)		100	102,000
7.50%, 3/15/20 (3)		250	263,125
Calcipar SA 6.88%, 5/1/18 (3)	LU	200	200,500
Cemex SAB de CV 9.00%, 1/11/18 (3)	MX	500	508,750
Grohe Holding GmbH 5.47%, 9/15/17 (1)(3)	DE	100	144,652
Interline Brands, Inc. 7.00%, 11/15/18		75	75,938
Masonite International Corp. 8.25%, 4/15/21 (3)	CA	500	496,875
Roofing Supply Group LLC 8.63%, 12/1/17 (3)		150	149,812
Xefin Lux SCA 8.00%, 6/1/18 (3)	LU	100	146,103

			3,340,255

CHEMICALS – 4.3%
Basell Finance Co. BV 8.10%, 3/15/27 (3)	NL	300	334,500
Celanese US Holdings LLC
5.88%, 6/15/21		250	255,625
6.63%, 10/15/18		125	131,875
CF Industries, Inc.
6.88%, 5/1/18		250	283,438
7.13%, 5/1/20		125	145,469
Chemtura Corp. 7.88%, 9/1/18		200	209,500

	Country Code*	Principal Amount (000)	Value

Ferro Corp. 7.88%, 8/15/18		$100	$103,750
Hexion US Finance Corp.
8.88%, 2/1/18		500	520,000
9.00%, 11/15/20		750	768,750
Huntsman International LLC
8.63%, 3/15/20		400	436,000
8.63%, 3/15/21		100	108,750
Ineos Finance PLC
9.00%, 5/15/15 (3)	GB	500	525,000
9.25%, 5/15/15	GB	125	188,519
Ineos Group Holdings PLC 7.88%, 2/15/16	GB	500	705,135
Kinove German Bondco GmbH 9.63%, 6/15/18 (3)	DE	350	364,875
Lyondell Chemical Co.
8.00%, 11/1/17 (3)		606	674,175
11.00%, 5/1/18		350	392,000
Nalco Co. 6.63%, 1/15/19 (3)		500	512,500
Oxea Finance
9.50%, 7/15/17 (3)	LU	237	247,369
9.63%, 7/15/17	LU	237	363,639
Rain CII Carbon LLC 8.00%, 12/1/18 (3)		150	159,750
Rhodia SA 6.88%, 9/15/20 (3)	FR	250	292,812
Styrolution GmbH 7.63%, 5/15/16 (3)	DE	250	355,287
Vertellus Specialties, Inc. 9.38%, 10/1/15 (3)		200	207,000

			8,285,718

COAL – 1.0%
Arch Coal, Inc.
7.00%, 6/15/19 (3)		250	249,375
7.25%, 10/1/20		100	101,750
7.25%, 6/15/21 (3)		250	250,313
CONSOL Energy, Inc.
6.38%, 3/1/21 (3)		150	149,250
8.00%, 4/1/17		750	817,500
8.25%, 4/1/20		250	272,500
Peabody Energy Corp. 6.50%, 9/15/20		100	107,500

			1,948,188

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Principal Amount (000)	Value

COMMERCIAL SERVICES – 1.6%
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15 (5)	$500	$500,000
CDRT Merger Sub, Inc. 8.13%, 6/1/19 (3)	250	250,000
Corrections Corp. of America 7.75%, 6/1/17	250	272,187
Hertz Corp.
6.75%, 4/15/19 (3)	500	495,000
7.38%, 1/15/21 (3)	250	254,375
Interactive Data Corp. 10.25%, 8/1/18 (3)	250	271,875
Iron Mountain, Inc. 8.00%, 6/15/20	500	517,500
Live Nation Entertainment, Inc. 8.13%, 5/15/18 (3)	225	227,250
PHH Corp. 9.25%, 3/1/16	100	109,375
Seminole Indian Tribe of Florida 7.75%, 10/1/17 (3)	75	77,625

		2,975,187

COMPUTER & PERIPHERALS – 1.3%
Aramark Corp.
3.77%, 2/1/15 (1)	525	510,563
8.50%, 2/1/15	75	77,906
Brocade Communications Systems, Inc.
6.63%, 1/15/18	100	105,500
6.88%, 1/15/20	250	269,375
SunGard Data Systems, Inc.
7.38%, 11/15/18	325	325,000
7.63%, 11/15/20	250	252,500
10.63%, 5/15/15	950	1,028,375

		2,569,219

CONSUMER PRODUCTS – 1.5%
Armored Autogroup, Inc. 9.25%, 11/1/18 (3)	250	247,500
Central Garden and Pet Co. 8.25%, 3/1/18	375	387,188
Diversey, Inc. 8.25%, 11/15/19	500	586,250

	Country Code*	Principal Amount (000)	Value

Jarden Corp.
7.50%, 5/1/17		$500	$519,375
8.00%, 5/1/16		500	542,500
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18 (3)		500	547,500
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	53,125

			2,883,438

CONSUMER SERVICES – 0.3%
WMG Acquisition Corp. 9.50%, 6/15/16		500	527,500

CONTAINERS & GLASS – 1.4%
ARD Finance SA 11.13%, 6/1/18 (3)(5)	LU	200	207,158
Ardagh Packaging Finance
7.38%, 10/15/17 (3)	IE	200	291,480
9.25%, 10/15/20	IE	100	147,915
Berry Plastics Corp.
5.03%, 2/15/15 (1)		445	439,437
9.50%, 5/15/18		500	496,250
Crown Americas LLC 7.63%, 5/15/17		150	160,688
Crown European Holdings SA 7.13%, 8/15/18 (3)	FR	50	74,320
Graham Packaging Co. LP 8.25%, 10/1/18		100	111,250
Graphic Packaging International, Inc.
7.88%, 10/1/18		500	530,000
OI European Group B.V. 6.88%, 3/31/17	NL	50	72,507
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/16		25	27,188
Packaging Dynamics Corp. 8.75%, 2/1/16 (3)		150	152,250

			2,710,443

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	183,096

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ELECTRONICS – 0.2%
NXP BV 3.03%, 10/15/13 (1)	NL	$435	$432,825

ENERGY – 0.2%
Covanta Holding Corp. 7.25%, 12/1/20		100	104,594
Headwaters, Inc. 7.63%, 4/1/19		350	318,500

			423,094

ENVIRONMENTAL SERVICES – 0.1%
Darling International, Inc. 8.50%, 12/15/18 (3)		250	270,000

FINANCIALS – 5.2%
CIT Group, Inc.
7.00%, 5/1/14		285	288,252
7.00%, 5/1/15		661	661,329
7.00%, 5/1/16		1,500	1,494,215
7.00%, 5/1/17		641	639,576
E*Trade Financial Corp. 6.75%, 6/1/16		100	98,000
FCE Bank PLC 7.13%, 1/15/13	GB	500	750,452
HSBC Finance Capital Trust IX 5.91%, 11/30/35 (1)		100	94,500
International Lease Finance Corp.
6.25%, 5/15/19		200	195,413
6.63%, 11/15/13		100	103,500
6.75%, 9/1/16 (3)		250	266,250
7.13%, 9/1/18 (3)		500	535,000
8.25%, 12/15/20		400	432,000
8.63%, 9/15/15		750	812,812
8.75%, 3/15/17		475	519,531
Pinafore LLC 9.00%, 10/1/18 (3)		750	808,125
Pinnacle Foods Finance LLC 8.25%, 9/1/17		1,000	1,037,500
SLM Corp., Series A
8.00%, 3/25/20		150	161,071
8.45%, 6/15/18		360	395,141
Springleaf Finance Corp. 6.90%, 12/15/17		250	229,375
UPCB Finance Ltd. 7.63%, 1/15/20	KY	250	369,788

			9,891,830

	Country Code*	Principal Amount (000)	Value

FOOD, BEVERAGES & RESTAURANTS – 2.2%
Bumble Bee Acquisition Corp. 9.00%, 12/15/17 (3)		$250	$251,250
Bumble Bee Holding Co. SCA 9.63%, 3/15/18 (3)(5)		250	227,500
Constellation Brands, Inc. 7.25%, 5/15/17		150	163,125
Cott Beverages, Inc. 8.13%, 9/1/18		250	261,875
Del Monte Foods Co. 7.63%, 2/15/19 (3)		500	505,000
Michael Foods, Inc. 9.75%, 7/15/18 (3)		500	535,000
Pernod-Ricard SA 5.75%, 4/7/21 (3)	FR	425	443,724
Pilgrim’s Pride Corp. 7.88%, 12/15/18 (3)		350	323,750
Refresco Group BV 7.38%, 5/15/18 (3)	NL	100	146,465
Simmons Foods, Inc. 10.50%, 11/1/17 (3)		125	132,500
Smithfield Foods, Inc. 7.75%, 7/1/17		500	518,750
TreeHouse Foods, Inc. 7.75%, 3/1/18		250	265,625
U.S. Foodservice 8.50%, 6/30/19 (3)		500	485,000

			4,259,564

GAMING – 2.1%
Ameristar Casinos, Inc. 7.50%, 4/15/21 (3)		500	515,625
MGM Resorts International
7.63%, 1/15/17		1,250	1,203,125
9.00%, 3/15/20		250	273,750
10.38%, 5/15/14		750	851,250
11.13%, 11/15/17		175	199,937
Seneca Gaming Corp. 8.25%, 12/1/18 (3)		125	129,063
Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		250	271,562
7.88%, 11/1/17		500	544,375

			3,988,687

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Principal Amount (000)	Value

GAS & PIPELINE UTILITIES – 0.4%
Enterprise Products Operating LP 8.38%, 8/1/66 (1)	$750	$811,875

HEALTH CARE – 5.0%
American Renal Holdings 8.38%, 5/15/18	100	101,875
Capella Healthcare, Inc. 9.25%, 7/1/17 (3)	250	263,750
Community Health Systems, Inc.
8.88%, 7/15/15	1,250	1,287,500
DaVita, Inc.
6.38%, 11/1/18	175	177,187
6.63%, 11/1/20	250	254,375
DJO Finance LLC
7.75%, 4/15/18 (3)	500	498,125
9.75%, 10/15/17 (3)	500	507,500
HCA Holdings, Inc. 7.75%, 5/15/21 (3)	250	259,375
HCA, Inc.
7.25%, 9/15/20	400	429,500
8.50%, 4/15/19	150	165,750
9.25%, 11/15/16	2,125	2,255,156
9.63%, 11/15/16 (5)	1,140	1,212,675
9.88%, 2/15/17	81	90,113
IASIS Healthcare LLC 8.38%, 5/15/19 (3)	400	395,000
Lifepoint Hospitals, Inc. 6.63%, 10/1/20	350	360,500
Tenet Healthcare Corp. 8.00%, 8/1/20	500	508,125
Vanguard Health Holding Co. II LLC 8.00%, 2/1/18	700	722,750

		9,489,256

HEALTH CARE – FACILITIES – 1.8%
Alere, Inc. 8.63%, 10/1/18	275	280,500
Biomet, Inc.
10.00%, 10/15/17	650	708,500
10.38%, 10/15/17 (5)	1,825	2,012,062
11.63%, 10/15/17	320	354,400

		3,355,462

HOLDING COMPANIES – 1.4%
Reynolds Group Issuer, Inc.
6.88%, 2/15/21 (3)	100	97,500

	Country Code*	Principal Amount (000)	Value

7.13%, 4/15/19 (3)		$350	$347,375
8.25%, 2/15/21 (3)		500	467,500
8.50%, 10/15/16 (3)		500	521,250
8.75%, 5/15/18 (3)		850	835,125
9.00%, 4/15/19 (3)		500	493,750

			2,762,500

HOTELS, RESTAURANTS & LEISURE – 0.5%
CityCenter Holdings LLC
7.63%, 1/15/16 (3)		100	103,250
10.75%, 1/15/17 (3)(5)		250	283,194
Eldorado Resorts LLC 8.63%, 6/15/19 (3)		250	232,500
Marina District Finance Co., Inc.
9.50%, 10/15/15		50	52,000
9.88%, 8/15/18		200	207,500
Scientific Games Corp. 8.13%, 9/15/18		100	103,750

			982,194

INSURANCE – 1.3%
American International Group, Inc.
0.35%, 3/20/12 (1)		40	39,756
4.00%, 9/20/11		500	725,951
5.45%, 5/18/17		425	443,876
6.25%, 5/1/36		750	762,378
8.18%, 5/15/58 (1)		250	273,150
Towergate Finance PLC 8.50%, 2/15/18 (3)	GB	100	158,890

			2,404,001

LEISURE & ENTERTAINMENT – 1.3%
Cinemark USA, Inc. 7.38%, 6/15/21 (3)		250	248,750
Harrah’s Operating Co., Inc.
10.00%, 12/15/18		500	451,250
11.25%, 6/1/17		500	551,875
Las Vegas Sands Corp. 6.38%, 2/15/15		250	252,812
Production Resource Group, Inc. 8.88%, 5/1/19 (3)		125	124,063
Travelport LLC
9.88%, 9/1/14		500	460,000
11.88%, 9/1/16		350	301,000

			2,389,750

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

MACHINERY – 0.6%
Boart Longyear Management Pty Ltd. 7.00%, 4/1/21 (3)	AU	$250	$255,625
Case New Holland, Inc. 7.88%, 12/1/17 (3)		350	385,000
The Manitowoc Co., Inc. 8.50%, 11/1/20		500	533,750

			1,174,375

MANUFACTURING DIVERSIFIED – 1.3%
Actuant Corp. 6.88%, 6/15/17		15	15,338
Amsted Industries, Inc. 8.13%, 3/15/18 (3)		250	262,500
Bombardier, Inc. 7.50%, 3/15/18 (3)	CA	275	308,000
Griffon Corp. 7.13%, 4/1/18 (3)		100	100,375
Polymer Group, Inc. 7.75%, 2/1/19 (3)		100	100,250
Polypore International, Inc. 7.50%, 11/15/17		150	158,625
RBS Global, Inc.
8.50%, 5/1/18		1,000	1,056,250
11.75%, 8/1/16		250	264,375
SPX Corp. 6.88%, 9/1/17 (3)		200	214,000

			2,479,713

METALS & MINING – 1.5%
Aleris International, Inc. 7.63%, 2/15/18 (3)		750	748,125
FMG Resources (August 2006) Property Ltd. 7.00%, 11/1/15 (3)	AU	125	127,500
Novelis, Inc.
8.38%, 12/15/17	CA	500	533,750
8.75%, 12/15/20	CA	1,000	1,080,000
Steel Dynamics, Inc.
7.63%, 3/15/20		25	26,438
7.75%, 4/15/16		50	52,500
Teck Resources, Ltd.
9.75%, 5/15/14	CA	121	146,468
10.25%, 5/15/16	CA	129	154,155

			2,868,936

	Country Code*	Principal Amount (000)	Value

MULTIMEDIA – 6.5%
AMC Networks, Inc. 7.75%, 7/15/21 (3)		$200	$209,000
Cablevision Systems Corp. 7.75%, 4/15/18		250	266,562
CCO Holdings LLC
6.50%, 4/30/21		500	493,125
7.88%, 4/30/18		250	263,438
8.13%, 4/30/20		200	216,000
Cequel Communications Holdings I LLC 8.63%, 11/15/17 (3)		500	520,000
Citadel Broadcasting Corp. 7.75%, 12/15/18 (3)		100	106,250
Clear Channel Worldwide Holdings, Inc. Series B 9.25%, 12/15/17		750	817,500
CSC Holdings LLC
7.63%, 7/15/18		210	227,325
7.88%, 2/15/18		865	945,012
8.50%, 6/15/15		475	513,000
8.63%, 2/15/19		325	366,437
DISH DBS Corp.
6.63%, 10/1/14		25	26,313
6.75%, 6/1/21 (3)		250	256,250
7.00%, 10/1/13		200	214,750
7.13%, 2/1/16		935	986,425
7.75%, 5/31/15		75	81,188
7.88%, 9/1/19		100	107,875
Insight Communications Co., Inc. 9.38%, 7/15/18 (3)		300	329,250
Kabel BW Erste Beteiligungs GmbH 7.50%, 3/15/19 (3)	DE	400	526,414
LIN Television Corp. 8.38%, 4/15/18		250	263,125
LIN Television Corp., Series B 6.50%, 5/15/13		250	250,313
Musketeer GmbH
9.50%, 3/15/21 (3)	DE	150	232,205
9.50%, 3/15/21	DE	100	154,803
Nara Cable Funding Ltd. 8.88%, 12/1/18	IE	100	146,465
Nielsen Finance LLC
7.75%, 10/15/18 (3)		400	420,000

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

11.50%, 5/1/16		$162	$189,540
Quebecor Media, Inc. 7.75%, 3/15/16	CA	55	56,856
The McClatchy Co. 11.50%, 2/15/17		250	265,625
Univision Communications, Inc.
6.88%, 5/15/19 (3)		500	495,000
7.88%, 11/1/20 (3)		325	333,125
8.50%, 5/15/21 (3)		250	249,375
UPC Holding BV
8.00%, 11/1/16	NL	250	375,226
8.38%, 8/15/20	NL	500	735,951
9.75%, 4/15/18	NL	100	154,441
Videotron Ltee 9.13%, 4/15/18	CA	600	669,750

			12,463,914

OIL & GAS - EXPLORATION & PRODUCTION – 4.0%
Anadarko Petroleum Corp. 6.45%, 9/15/36		250	260,862
Calumet Specialty Products Partners LP 9.38%, 5/1/19 (3)		150	154,500
Coffeyville Resources LLC 9.00%, 4/1/15 (3)		45	48,825
Concho Resources, Inc.
6.50%, 1/15/22		400	401,000
7.00%, 1/15/21		200	207,000
Continental Resources, Inc.
7.13%, 4/1/21		75	79,125
7.38%, 10/1/20		50	53,125
8.25%, 10/1/19		50	54,625
Denbury Resources, Inc.
8.25%, 2/15/20		149	162,410
9.75%, 3/1/16		250	279,375
Forest Oil Corp.
7.25%, 6/15/19		125	127,500
8.50%, 2/15/14		250	271,250
Harvest Operations Corp. 6.88%, 10/1/17 (3)	CA	150	154,875
Linn Energy LLC
6.50%, 5/15/19 (3)		250	247,500
8.63%, 4/15/20		425	461,125
Newfield Exploration Co.
6.88%, 2/1/20		250	265,625
7.13%, 5/15/18		330	349,800
NFR Energy LLC 9.75%, 2/15/17 (3)		250	242,500

	Country Code*	Principal Amount (000)	Value

OGX Petroleo e Gas Participacoes SA 8.50%, 6/1/18 (3)	BR	$500	$514,250
Penn Virginia Corp. 10.38%, 6/15/16		150	166,125
Petrohawk Energy Corp.
6.25%, 6/1/19 (3)		250	244,375
7.25%, 8/15/18		550	564,437
10.50%, 8/1/14		250	281,250
Plains Exploration & Production Co.
6.63%, 5/1/21		500	500,000
7.00%, 3/15/17		250	257,500
7.63%, 4/1/20		325	341,250
Precision Drilling Corp. 6.63%, 11/15/20	CA	100	101,250
SandRidge Energy, Inc. 7.50%, 3/15/21 (3)		750	759,375

			7,550,834

OIL & GAS EQUIPMENT & SERVICES – 0.8%
Amerigas Partners LP 7.13%, 5/20/16		460	473,800
Cie Generale De Geophysique-Veritas
6.50%, 6/1/21 (3)	FR	250	241,250
7.75%, 5/15/17	FR	175	180,250
Dresser-Rand Group, Inc. 6.50%, 5/1/21 (3)		200	206,000
Expro Finance Luxembourg SCA 8.50%, 12/15/16 (3)	LU	250	241,250
Thermon Industries, Inc. 9.50%, 5/1/17		200	214,500

			1,557,050

PAPER PRODUCTS – 1.4%
Fibria Overseas Finance Ltd. 6.75%, 3/3/21 (3)	KY	150	157,125
Georgia-Pacific LLC
5.40%, 11/1/20 (3)		225	229,305
7.13%, 1/15/17 (3)		650	685,266
7.25%, 6/1/28		10	11,111
7.70%, 6/15/15		815	935,006
8.00%, 1/15/24		115	136,567
8.25%, 5/1/16 (3)		50	56,678
8.88%, 5/15/31		200	252,680

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Sappi Papier Holding GmbH 6.63%, 4/15/21 (3)	AT	$200	$194,500

			2,658,238

PHARMACEUTICALS – 2.3%
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19 (3)		150	153,750
Giant Funding Corp. 8.25%, 2/1/18 (3)		250	260,625
Mylan, Inc.
7.63%, 7/15/17 (3)		200	218,000
7.88%, 7/15/20 (3)		500	548,750
NBTY, Inc. 9.00%, 10/1/18 (3)		500	527,500
Novasep Holding SAS 9.75%, 12/15/16 (3)(6)	FR	200	113,000
Valeant Pharmaceuticals International
6.50%, 7/15/16 (3)		500	494,375
6.75%, 10/1/17 (3)		100	98,000
7.00%, 10/1/20 (3)		500	483,750
7.25%, 7/15/22 (3)		250	242,500
Warner Chilcott Co., LLC 7.75%, 9/15/18 (3)		1,250	1,260,937

			4,401,187

PIPELINES – 1.7%
El Paso Corp.
7.80%, 8/1/31		200	233,411
8.05%, 10/15/30		1,010	1,196,805
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		125	139,931
Energy Transfer Equity 7.50%, 10/15/20		350	371,000
Kinder Morgan Finance Co. 5.70%, 1/5/16	CA	320	333,200
Kinder Morgan, Inc. 5.15%, 3/1/15		500	522,500
MarkWest Energy Partners LP 6.75%, 11/1/20		100	102,000
Regency Energy Partners LP 6.88%, 12/1/18		275	284,625

			3,183,472

	Country Code*	Principal Amount (000)	Value

REAL ESTATE INVESTMENT TRUSTS – 0.5%
Host Hotels & Resorts, Inc. 6.00%, 11/1/20		$500	$501,250
MPT Operating Partnership LP 6.88%, 5/1/21 (3)		250	245,625
Ventas Realty LP 6.50%, 6/1/16		225	232,461

			979,336

REFINING – 1.9%
Berry Petroleum Co.
6.75%, 11/1/20		200	201,000
10.25%, 6/1/14		325	371,312
Chesapeake Energy Corp.
7.25%, 12/15/18		150	163,500
7.63%, 7/15/13		25	27,250
9.50%, 2/15/15		2,000	2,320,000
Range Resources Corp.
5.75%, 6/1/21		250	245,625
6.75%, 8/1/20		150	155,250
7.25%, 5/1/18		25	26,500
7.50%, 10/1/17		125	132,813

			3,643,250

RESTAURANTS – 0.1%
NPC International, Inc. 9.50%, 5/1/14		165	167,475

RETAIL – 2.0%
Inergy LP
6.88%, 8/1/21 (3)		100	100,000
7.00%, 10/1/18		150	151,500
J.C. Penney Co., Inc. 7.95%, 4/1/17		225	253,406
Limited Brands, Inc.
6.63%, 4/1/21		175	178,938
7.00%, 5/1/20		75	78,938
Michaels Stores, Inc. 7.75%, 11/1/18 (3)		500	501,250
New Albertsons, Inc.
7.45%, 8/1/29		375	310,312
8.70%, 5/1/30		250	226,250
PETCO Animal Supplies, Inc. 9.25%, 12/1/18 (3)		250	265,625
Phillips-Van Heusen Corp. 7.38%, 5/15/20		500	535,000
QVC, Inc.
7.13%, 4/15/17 (3)		150	157,500

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

7.38%, 10/15/20 (3)		$50	$52,625
7.50%, 10/1/19 (3)		250	265,000
Roadhouse Financing, Inc. 10.75%, 10/15/17 (3)		250	262,500
Sally Holdings LLC 9.25%, 11/15/14		500	520,000
Suburban Propane Partners LP 7.38%, 3/15/20		50	52,250

			3,911,094

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.1%
Sensata Technologies BV 6.50%, 5/15/19 (3)	NL	250	249,375

SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc. 6.88%, 3/15/18 (3)		175	179,375

SOFTWARE – 0.7%
Audatex North America, Inc. 6.75%, 6/15/18 (3)		250	251,250
Fidelity National Information Services, Inc. 7.63%, 7/15/17		250	265,312
First Data Corp.
8.25%, 1/15/21 (3)		500	490,000
9.88%, 9/24/15		13	13,358
12.63%, 1/15/21 (3)		100	107,000
ManTech International Corp. 7.25%, 4/15/18		175	182,875

			1,309,795

SPECIAL PURPOSE ENTITIES – 0.9%
El Paso Performance-Linked Trust 7.75%, 7/15/11 (3)		250	250,152
NSG Holdings LLC 7.75%, 12/15/25 (3)		365	357,700
QBE Capital Funding III Ltd. 7.25%, 5/24/41 (1)(3)	JE	200	200,675
Universal City Development Partners, Ltd. 8.88%, 11/15/15		200	222,500

	Country Code*	Principal Amount (000)	Value

Ziggo Bond Co. BV 8.00%, 5/15/18	NL	$250	$372,507
Ziggo Finance BV 6.13%, 11/15/17 (3)	NL	175	249,335

			1,652,869

TELECOMMUNICATIONS – 8.5%
Avaya, Inc. 7.00%, 4/1/19 (3)		500	483,750
Buccaneer Merger Sub, Inc. 9.13%, 1/15/19 (3)		250	260,000
Commscope, Inc. 8.25%, 1/15/19 (3)		750	772,500
Crown Castle International Corp. 7.13%, 11/1/19		375	394,687
Digicel Ltd. 8.25%, 9/1/17 (3)	BM	1,000	1,037,500
EH Holding Corp.
6.50%, 6/15/19 (3)		125	127,188
7.63%, 6/15/21 (3)		200	204,000
Frontier Communications Corp.
6.63%, 3/15/15		25	26,063
7.13%, 3/15/19		550	563,750
7.88%, 4/15/15		125	135,625
8.25%, 5/1/14		125	137,344
8.25%, 4/15/17		200	217,500
8.50%, 4/15/20		250	272,500
9.00%, 8/15/31		90	92,250
Intelsat Jackson Holdings SA
7.25%, 4/1/19 (3)	LU	350	347,375
7.25%, 10/15/20 (3)	LU	500	497,500
7.50%, 4/1/21 (3)	LU	500	496,875
8.50%, 11/1/19	LU	825	874,500
9.50%, 6/15/16	LU	250	262,187
Intelsat Luxembourg SA
11.25%, 2/4/17	LU	500	536,875
11.50%, 2/4/17 (5)	LU	237	254,368
11.50%, 2/4/17 (3)(5)	LU	500	537,500
Qwest Communications International, Inc.
7.13%, 4/1/18		250	268,437
7.50%, 2/15/14		1,000	1,015,000
Sprint Capital Corp.
6.90%, 5/1/19		1,750	1,802,500
8.38%, 3/15/12		75	78,000
8.75%, 3/15/32		500	541,250
Sprint Nextel Corp.
6.00%, 12/1/16		145	144,819
8.38%, 8/15/17		700	769,125

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Telesat Canada LLC 11.00%, 11/1/15	CA	$575	$628,906
TW Telecom Holdings, Inc. 8.00%, 3/1/18		100	106,625
Vimpel-Communications 7.75%, 2/2/21 (3)	IE	300	309,000
VimpelCom Holdings BV 7.50%, 3/1/22 (3)	NL	250	250,250
Virgin Media Finance PLC 9.50%, 8/15/16	GB	175	197,750
Wind Acquisition Finance SA
7.25%, 2/15/18 (3)	LU	300	312,000
11.75%, 7/15/17 (3)	LU	750	849,375
Windstream Corp.
7.75%, 10/1/21		250	261,250
7.88%, 11/1/17		200	212,250

			16,278,374

TEXTILES & APPAREL – 0.1%
Levi Strauss & Co. 7.63%, 5/15/20		225	225,000

TRANSPORTATION – 0.5%
AMGH Merger Sub, Inc. 9.25%, 11/1/18 (3)		500	527,500
CMA CGM SA 8.50%, 4/15/17 (3)	FR	400	336,000

			863,500

UTILITIES – 5.8%
AES Red Oak LLC, Series A 8.54%, 11/30/19		758	780,389
Calpine Corp.
7.50%, 2/15/21 (3)		750	765,000
7.88%, 7/31/20 (3)		500	522,500
7.88%, 1/15/23 (3)		250	257,500
Energy Future Holdings Corp.
9.75%, 10/15/19		39	39,428
10.00%, 1/15/20		750	796,095
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	47,515

	Country Code*	Principal Amount (000)	Value

Intergen NV 9.00%, 6/30/17 (3)	NL	$1,000	$1,057,500
Ipalco Enterprises, Inc. 7.25%, 4/1/16 (3)		40	44,341
Midwest Generation LLC, Series B 8.56%, 1/2/16		442	452,664
NRG Energy, Inc.
7.38%, 1/15/17		815	853,712
7.63%, 1/15/18 (3)		250	250,625
7.88%, 5/15/21 (3)		150	149,625
8.50%, 6/15/19		1,050	1,086,750
Quicksilver Resources, Inc.
9.13%, 8/15/19		300	327,000
11.75%, 1/1/16		300	343,500
Reliant Energy Mid-Atlantic Power Holdings LLC, Series C 9.68%, 7/2/26		100	107,000
RRI Energy, Inc.
7.63%, 6/15/14		500	515,000
7.88%, 6/15/17		150	150,750
Sithe Independence Funding Corp., Series A 9.00%, 12/30/13		47	47,993
Tenaska Alabama Partners LP 7.00%, 6/30/21 (3)		309	322,668
The AES Corp.
7.38%, 7/1/21 (3)		300	304,500
7.75%, 10/15/15		175	186,813
8.00%, 10/15/17		245	259,700
8.00%, 6/1/20		1,095	1,166,175
9.75%, 4/15/16		175	198,625

			11,033,368

WHOLESALE – 0.4%
American Tire Distributors Holdings, Inc. 9.75%, 6/1/17		200	215,000
VWR Funding, Inc. 10.25%, 7/15/15 (5)		500	522,500

			737,500

Total Corporate Debt Obligations (Cost $163,427,703)			175,028,827

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 1/1/12	BR	$177	$112,065
10.00%, 1/1/17	BR	3,400	1,945,907

Total Foreign Government Obligations (Cost $1,665,595)			2,057,972

BANK LOAN OBLIGATIONS – 2.3%
SENIOR LOANS – 2.3%
AGFS Funding Co. 5.50%, 5/28/17 (1)		500	489,500
Arch Coal, Inc. 7.25%, 5/1/12 (1)(7)		750	750,000
First Data Corp. 3.10%, 9/24/14 (1)		443	409,780
Newsday LLC 10.50%, 8/1/13 (1)		200	211,126
Quintiles Transnational Corp. 5.00%, 5/10/18 (1)		500	496,720
Texas Competitive Electric Holdings Co. LLC 4.77%, 10/10/17 (1)		970	757,832
TXU Corp. 4.71%, 10/10/17 (1)		914	714,178
Vodafone 6.88%, 8/11/15 (1)		518	533,195

Total Bank Loan Obligations (Cost $4,036,329)			4,362,331

		Shares
COMMON STOCKS – 0.0%+
MULTIMEDIA – 0.0%+
Dex One Corp.** (Cost $305,690)		9,862	24,951

AT	Austria
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
DE	Germany

Country Code*	Shares	Value

CONVERTIBLE PREFERRED STOCKS – 0.4%
BANKS – 0.4%
Wells Fargo & Co., Series L (Cost $384,735)	625	$662,500

	Principal Amount (000)
SHORT TERM INVESTMENTS – 1.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS (8) – 1.2%
Federal Home Loan Mortgage Corp. Discount Notes
0.06%, 10/24/11	$800	799,898
0.09%, 9/6/11	800	799,955
Federal National Mortgage Association Discount Notes
0.01%, 10/19/11	100	99,988
0.04%, 9/21/11	100	99,993
0.09%, 9/14/11	500	499,969
0.10%, 11/16/11	100	99,973

Total U.S. Government Agency Obligations (Cost $2,399,566)		2,399,776

	Shares
MUTUAL FUNDS – 0.4%
State Street Institutional U.S. Government Money Market Fund (Cost $734,315)	734,315	734,315

Total Short Term Investments (Cost $3,133,881)		3,134,091

TOTAL INVESTMENTS – 98.7%
(Cost $175,632,013)		188,759,370
Other assets less liabilities – 1.3%		2,463,764

NET ASSETS – 100.0%		$191,223,134

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

FR	France
GB	Great Britain
IE	Ireland
IT	Italy
JE	Jersey
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $61,311,683, representing 32.1% of net assets.
(4)	Zero-coupon bond.
(5)	Payment in-kind bond security which may pay interest in the form of additional bonds.
(6)	Security is in default and is non-income producing.
(7)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(8)	Interest rates represent annualized yield at date of purchase.
(9)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	EUR	251,000	USD	359,686	7/18/11	(4,169)
Barclays Bank PLC	BRL	2,740,969	USD	1,703,312	9/2/11	(30,958)
Barclays Bank PLC	EUR	149,000	USD	212,265	7/18/11	(3,728)
Barclays Bank PLC	EUR	137,000	USD	198,610	7/18/11	12
Barclays Bank PLC	USD	1,714,177	BRL	2,740,969	8/2/11	31,113
Citibank NA	EUR	251,000	USD	356,523	7/18/11	(7,332)
Deutsche Bank AG (London)	USD	26,335	CNY	170,584	2/13/12	269
JPMorgan Securities	EUR	5,014,000	USD	7,234,751	7/18/11	(33,649)
JPMorgan Securities	EUR	198,000	USD	293,517	7/18/11	6,492
JPMorgan Securities	EUR	92,000	USD	131,235	7/18/11	(2,130)
JPMorgan Securities	USD	30,680	CNY	197,060	11/15/11	(82)
JPMorgan Securities	USD	4,124	CNY	26,537	11/15/11	(4)
JPMorgan Securities	USD	91,106	GBP	56,000	9/13/11	(1,307)
UBS AG	BRL	2,740,969	USD	1,695,515	8/2/11	(49,775)
UBS AG	GBP	1,123,000	USD	1,843,981	8/2/11	43,187

Net unrealized depreciation						(52,061)

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

BRL	–	Brazilian Real
CNY	–	Yuan Renminbi
EUR	–	Euro
GBP	–	Great British Pound
USD	–	United States Dollar

(10) At	the period end, open swap contracts were as follows:

Credit Default Swap Contracts on Corporate Issues – Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	0.64%	200	2,005	(46,000)	48,005
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	0.64%	200	2,005	(48,000)	50,005
Deutsche Bank AG	Ally Financial, Inc.	5.00%	3/20/12	1.50%	60	1,527	(9,300)	10,827
Deutsche Bank AG	SLM Corp.	5.00%	6/20/12	0.85%	100	4,074	(13,000)	17,074
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	5.08%	300	(659)	(43,500)	42,841
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	0.81%	500	66,514	(47,500)	114,014

Total					1,360	75,466	(207,300)	282,766

Credit Default Swap Contracts on Credit Indices – Sell Protection (a)

Counterparty	Reference Entity	(Pay) /Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Barclays Bank PLC	CDX.HY-16 5 Year Index	5.00%	6/20/16	5,750	90,975	19,063	71,912
Deutsche Bank AG	CDX.HY-16 5 Year Index	5.00%	6/20/16	250	3,955	1,094	2,861
Morgan Stanley Capital Services, Inc.	CDX.HY-16 5 Year Index	5.00%	6/20/16	1,000	15,822	5,312	10,510

Total				7,000	110,752	25,469	85,283

CDX.HY – Credit Derivatives Index – High Yield

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(11)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$272,881	$—	$272,881
Collateralized Mortgage Obligations	—	3,215,817	—	3,215,817
Corporate Debt Obligations (a)	—	175,028,827	—	175,028,827
Foreign Government Obligations	—	2,057,972	—	2,057,972
Bank Loan Obligations (a)	—	4,362,331	—	4,362,331
Common Stocks (a)	24,951	—	—	24,951
Convertible Preferred Stocks (a)	662,500	—	—	662,500
Short Term Investments
U.S. Government Agency Obligations	—	2,399,776	—	2,399,776
Mutual Funds	734,315	—	—	734,315

Total Short Term Investments	734,315	2,399,776	—	3,134,091

Total Investments	1,421,766	187,337,604	—	188,759,370

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	81,073	—	81,073
Swap Contracts (a)	—	368,049	—	368,049

Total Financial Derivative Instruments	$—	$449,122	$—	$449,122

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Liabilities	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(133,134)	$—	$(133,134)

Total Financial Derivative Instruments	$—	$(133,134)	$—	$(133,134)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 3.2%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$1,691	$1,149,098
Chester Asset Receivables Dealings, Series 2008-A1, Class A 2.22%, 1/15/14 (1)	GB	3,000	4,344,576
Citibank Omni Master Trust, Series 2009-A14A, Class A14 2.94%, 8/15/18 (1)(2)		2,700	2,838,409
Citibank Omni Master Trust, Series 2009-A8, Class A8 2.29%, 5/16/16 (1)(2)		1,800	1,821,665
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.38%, 6/25/36 (1)		208	175,289
Duane Street CLO, Series 2005-1A, Class A 0.52%, 11/8/17 (1)(2)	KY	8,151	7,928,163
Ford Credit Auto Owner Trust, Series 2008-C, Class A3 1.61%, 6/15/12 (1)		29	28,658
Galaxy CLO Ltd., Series 2005-4A, Class A1VB 0.56%, 4/17/17 (1)(2)	KY	1,183	1,152,975
Hillmark Funding, Series 2006-1A, Class A1 0.51%, 5/21/21 (1)(2)	KY	2,400	2,255,057
Marathon Financing BV, Series 2006-1A, Class A1 0.67%, 10/5/26 (1)(2)	NL	2,628	2,560,503
Pacifica CDO Ltd., Series 2005-5A, Class A1 0.53%, 1/26/20 (1)(2)	KY	4,017	3,860,850

	Country Code*	Principal Amount (000)	Value

Structured Asset Securities Corp., Series 2007-WF1, Class A2 0.28%, 2/25/37 (1)		$1,162	$1,150,542

Total Asset Backed Securities (Cost $28,590,770)			29,265,785

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.9%
Arkle Master Issuer PLC, Series 2006-1A, Class 4A2 0.35%, 2/17/52 (1)(2)	GB	9,000	8,978,715
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B 2.82%, 5/16/47 (1)(2)	GB	1,000	1,449,423
BCAP LLC, Series 2011-RR5, Class 12A1 5.92%, 5/25/37 (2)		100	78,349
BCAP LLC, Series 2011-RR5, Class 9A1 5.25%, 5/25/37 (2)		3,649	3,064,641
Bear Stearns Alt-A Trust, Series 2005-4 2.65%, 5/25/35 (1)		159	124,499
Bear Stearns Alt-A Trust, Series 2006-1 2.79%, 2/25/36 (1)		170	71,150
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A 5.34%, 8/25/35 (1)		2,579	2,487,206
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35		1,937	1,696,674
Federal National Mortgage Association, Series 2005-75, Class FL 0.64%, 9/25/35 (1)		751	748,658

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Federal National Mortgage Association, Series 2007-30, Class AF 0.50%, 4/25/37 (1)		$383	$382,139
First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1 2.88%, 10/25/35 (1)		655	550,665
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 4A1 5.69%, 2/25/36 (1)		580	531,556
Granite Master Issuer PLC, Series 2006-3, Class A5 1.40%, 12/20/54 (1)	GB	2,550	3,502,118
Granite Master Issuer PLC, Series 2006-4, Class A7 1.40%, 12/20/54 (1)	GB	1,864	2,559,240
Granite Mortgages PLC, Series 2003-3, Class 2A 1.72%, 1/20/44 (1)	GB	111	154,987
Granite Mortgages PLC, Series 2003-3, Class 3A 1.20%, 1/20/44 (1)	GB	96	148,785
Granite Mortgages PLC, Series 2004-3, Class 3A2 1.02%, 9/20/44 (1)	GB	561	865,066
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.79%, 9/25/35 (1)		3,651	3,510,263
Harborview Mortgage Loan Trust, Series 2005-4 2.84%, 7/19/35 (1)		362	304,390
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		84	77,672

	Country Code*	Principal Amount (000)	Value

JP Morgan Mortgage Trust, Series 2007-A1 2.97%, 7/25/35 (1)		$534	$409,261
Master Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A2 2.43%, 7/25/35 (1)		1,242	965,266
MLCC Mortgage Investors, Inc., Series 2005-1, Class 2A5 2.17%, 4/25/35 (1)		1,200	1,073,405
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35 (3)		335	302,180
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 2A4 3.06%, 10/20/35 (1)		2,800	2,147,620

Total Collateralized Mortgage Obligations (Cost $35,449,554)			36,183,928

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44 (1)		5,000	5,454,046
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38 (1)		2,788	2,948,161
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 4.07%, 11/15/43 (2)		1,000	966,705
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40 (1)		600	643,186

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Opera Finance PLC, Series CSC3, Class A 1.05%, 4/25/17 (1)	GB	$2,736	$4,045,684
Silenus European Loan Conduit, Series 25X, Class A 1.57%, 5/15/19 (1)	IE	69	91,466
Titan Europe PLC, Series 2007-3X, Class A1 1.10%, 10/23/16 (1)	IE	2,846	3,715,475

Total Commercial Mortgage Backed Securities (Cost $16,588,678)			17,864,723

CONVERTIBLE BONDS – 0.3%
OIL & GAS – EXPLORATION & PRODUCTION – 0.3%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $2,699,784)	KY	2,900	2,896,375

CORPORATE DEBT OBLIGATIONS – 35.0%
AGRICULTURAL – 0.1%
Altria Group, Inc. 4.13%, 9/11/15		500	529,844
BAT International Finance PLC 9.50%, 11/15/18 (2)	GB	160	214,052

			743,896

AUTOMOTIVE – 0.8%
Ford Motor Credit Co. LLC
5.63%, 9/15/15		2,800	2,898,529
7.00%, 4/15/15		600	648,096
7.80%, 6/1/12		2,000	2,091,562
12.00%, 5/15/15		1,400	1,736,165

			7,374,352

BANKS – 17.9%
Ally Financial, Inc.
0.00%, 6/15/15 (4)		3,500	2,642,500
6.25%, 12/1/17 (2)		1,800	1,787,998
6.88%, 9/15/11		3,200	3,224,000
7.50%, 9/15/20		300	313,500
8.30%, 2/12/15		900	1,005,750
American Express Bank, FSB 5.50%, 4/16/13		400	427,918

	Country Code*	Principal Amount (000)	Value

Australia & New Zealand Banking Group Ltd.
1.12%, 5/8/13 (1)	AU	$1,200	$1,202,688
2.13%, 1/10/14 (2)	AU	1,500	1,512,283
Banco Santander Brazil SA 2.35%, 3/18/14 (1)(2)	BR	1,000	1,005,090
Banco Santander Chile 1.52%, 4/20/12 (1)(2)	CL	900	900,744
Bank of America Corp.
5.65%, 5/1/18		1,900	2,003,229
5.75%, 12/1/17		300	318,983
6.00%, 9/1/17		1,100	1,183,647
Bank of China Hong Kong Ltd. 5.55%, 2/11/20 (2)	HK	100	101,097
Bank of India 6.25%, 2/16/21	IN	1,900	1,948,003
Bank of Montreal 2.85%, 6/9/15 (2)	CA	300	310,825
Bank of Nova Scotia 1.65%, 10/29/15 (2)	CA	500	491,432
Barclays Bank PLC
0.45%, 9/11/17 (1)	GB	13,400	12,848,389
2.38%, 1/13/14	GB	1,900	1,922,564
5.00%, 9/22/16	GB	1,500	1,613,613
6.05%, 12/4/17 (2)	GB	500	529,395
Barnett Capital Trust III 0.90%, 2/1/27 (1)		200	161,410
BBVA Bancomer SA Texas
4.50%, 3/10/16 (2)	MX	300	305,250
6.50%, 3/10/21 (2)	MX	600	612,000
7.25%, 4/22/20 (2)	MX	1,100	1,155,000
Bear Stearns Cos. LLC
0.44%, 11/28/11 (1)		5,180	5,183,838
5.30%, 10/30/15		100	109,595
BNP Paribas
1.19%, 1/10/14 (1)	FR	2,100	2,084,489
7.20%, 6/25/37 (1)(2)	FR	100	96,500
7.78%, 7/2/18 (1)	FR	100	152,266
BPCE SA 2.38%, 10/4/13 (2)	FR	200	203,250
Citigroup Capital XXI 8.30%, 12/21/57 (1)		1,600	1,636,000
Citigroup, Inc.
3.63%, 11/30/17 (1)		800	1,070,003
5.50%, 4/11/13		700	743,173

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

5.50%, 10/15/14		$400	$434,993
5.63%, 8/27/12		5,300	5,536,868
6.13%, 11/21/17		200	220,891
8.50%, 5/22/19		200	247,931
Commonwealth Bank of Australia 0.71%, 7/12/13 (1)(2)	AU	1,600	1,599,120
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 6.88%, 3/19/20	NL	3,600	5,221,061
Credit Agricole SA 8.38%, 10/13/19 (1)(2)	FR	2,300	2,403,500
Credit Suisse New York 2.20%, 1/14/14	CH	400	405,214
Danske Bank A/S 2.50%, 5/10/12 (2)	DK	300	304,271
Deutsche Bank AG 6.00%, 9/1/17	DE	300	334,723
Dexia Credit Local
0.65%, 3/5/13 (1)(2)	FR	3,300	3,290,638
0.75%, 4/29/14 (1)(2)	FR	1,700	1,693,416
0.90%, 9/23/11 (1)(2)	FR	400	400,398
Fortis Bank Nederland Holding NV 3.00%, 4/17/12	NL	200	292,841
HBOS PLC
0.45%, 9/6/17 (1)	GB	17,800	15,622,028
6.75%, 5/21/18 (2)	GB	3,200	3,079,475
HSBC Bank PLC 2.00%, 1/19/14 (2)	GB	500	502,698
ICICI Bank Ltd.
5.50%, 3/25/15	IN	1,400	1,470,188
5.75%, 11/16/20	IN	1,500	1,461,796
ICICI Bank Ltd./Dubai
4.75%, 11/25/16 (2)	AE	3,700	3,691,649
ING Bank NV
1.05%, 3/30/12 (1)(2)	NL	4,200	4,216,292
2.63%, 2/9/12 (2)	NL	1,400	1,418,353
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	2,400	2,418,338
Intesa Sanpaolo SpA 2.66%, 2/24/14 (1)(2)	IT	1,100	1,097,307
Itau Unibanco Holding SA 6.20%, 4/15/20 (2)	BR	1,800	1,851,300
JP Morgan Chase & Co. 4.25%, 10/15/20		1,300	1,271,835

	Country Code*	Principal Amount (000)	Value

JP Morgan Chase & Co., Series 3 1.00%, 9/30/13 (1)		$700	$704,758
JP Morgan Chase & Co., Series I 7.90%, 4/30/18 (1)		300	322,227
JP Morgan Chase Bank NA 0.58%, 6/13/16 (1)		300	280,857
JP Morgan Chase Capital XXI, Series U 1.22%, 2/2/37 (1)		1,000	794,563
LBG Capital No.1 PLC
6.44%, 5/23/20	GB	800	1,003,504
7.87%, 12/17/19	GB	500	740,284
LBG Capital No.2 PLC
8.88%, 2/7/20	GB	300	430,694
9.13%, 7/15/20	GB	1,700	2,702,497
15.00%, 12/21/19	GB	300	642,783
Lloyds TSB Bank PLC
2.80%, 4/2/12 (2)	GB	4,300	4,376,149
4.88%, 1/21/16	GB	600	613,663
Macquarie Bank Ltd. 4.10%, 12/17/13 (2)	AU	300	322,683
Merrill Lynch & Co., Inc.
1.73%, 5/30/14 (1)		100	140,376
6.88%, 4/25/18		200	221,284
Morgan Stanley
0.59%, 1/9/14 (1)		500	487,468
0.76%, 10/15/15 (1)		2,000	1,893,070
5.95%, 12/28/17		400	430,019
National Australia Bank Ltd. 1.01%, 4/11/14 (1)(2)	AU	4,500	4,495,126
Nordea Bank AB
2.13%, 1/14/14 (2)	SE	200	201,398
4.88%, 1/27/20 (2)	SE	1,800	1,865,839
Nordea Eiendomskreditt A/S 0.71%, 4/7/14 (1)(2)	NO	2,000	1,997,782
Northern Rock Asset Management PLC 5.63%, 6/22/17 (2)	GB	1,300	1,367,900
Royal Bank of Scotland Group PLC
2.63%, 5/11/12 (2)	GB	200	203,777
4.38%, 3/16/16	GB	3,200	3,227,946
5.00%, 10/1/14	GB	100	98,703
6.99%, 10/5/17 (1)(2)	GB	200	180,000

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Santander US Debt SA Unipersonal
1.05%, 3/30/12 (1)(2)	ES	$3,100	$3,100,254
1.53%, 10/10/17 (1)	ES	2,800	3,747,012
2.99%, 10/7/13 (2)	ES	1,800	1,795,905
7.30%, 7/27/19 (1)	ES	900	1,490,635
Scotland International Finance No. 2 BV 4.25%, 5/23/13 (2)	NL	1,200	1,203,780
Societe Generale 5.92%, 4/5/17 (1)(2)	FR	400	346,000
State Bank of India/London 4.50%, 7/27/15 (2)	IN	1,000	1,026,341
State Street Capital Trust IV 1.25%, 6/15/37 (1)		200	161,922
Sumitomo Mitsui Banking Corp. 1.95%, 1/14/14 (2)	JP	2,200	2,216,779
Swedbank AB 2.80%, 2/10/12 (2)	SE	1,000	1,014,441
Turkiye Garanti Bankasi AS 2.77%, 4/20/16 (1)(2)	TR	300	297,750
UBS AG/Stamford CT 1.36%, 2/23/12 (1)	CH	800	805,050
Wachovia Bank NA 0.58%, 3/15/16 (1)		400	380,050
Wachovia Corp.
0.41%, 10/15/11 (1)		3,900	3,902,024
5.30%, 10/15/11		650	658,624
Westpac Banking Corp.
0.98%, 3/31/14 (1)(2)	AU	2,200	2,202,374
3.59%, 8/14/14 (2)	AU	300	319,473

			165,707,310

CHEMICALS – 0.4%
Braskem SA 5.75%, 4/15/21 (2)	KY	2,200	2,213,860
The Dow Chemical Co.
4.85%, 8/15/12		900	940,009
6.00%, 10/1/12		100	106,031

			3,259,900

DIVERSIFIED – 0.2%
Noble Group Ltd.
4.88%, 8/5/15 (2)	BM	1,000	1,045,000
6.75%, 1/29/20	BM	1,000	1,050,000

			2,095,000

	Country Code*	Principal Amount (000)	Value

ELECTRIC UTILITIES – 0.8%
CMS Energy Corp. 5.05%, 2/15/18		$1,000	$1,027,697
Comision Federal de Electricidad 4.88%, 5/26/21 (2)	MX	5,100	5,092,860
Electricite de France 6.50%, 1/26/19 (2)	FR	400	467,539
Entergy Corp. 3.63%, 9/15/15		1,000	1,015,846

			7,603,942

FINANCIALS – 5.4%
American Express Co.
4.88%, 7/15/13		500	531,621
7.00%, 3/19/18		700	823,786
American Express Credit Corp. 5.13%, 8/25/14		4,200	4,583,548
Banque PSA Finance 2.20%, 4/4/14 (1)(2)	FR	1,200	1,197,767
CIT Group, Inc. 7.00%, 5/1/14		279	282,321
Countrywide Financial Corp. 5.80%, 6/7/12		2,100	2,190,550
General Electric Capital Corp., Series A
6.15%, 8/7/37		100	103,723
6.88%, 1/10/39		800	905,614
International Lease Finance Corp.
0.63%, 7/1/11 (1)		1,870	1,870,000
1.27%, 8/15/11 (1)		1,600	2,307,202
5.40%, 2/15/12		3,700	3,746,250
5.75%, 5/15/16		200	196,943
6.38%, 3/25/13		2,000	2,060,000
6.75%, 9/1/16 (2)		400	426,000
LeasePlan Corp. NV
3.00%, 5/7/12 (2)	NL	1,000	1,022,221
3.13%, 2/10/12	NL	200	292,285
Nomura Holdings, Inc. 6.70%, 3/4/20	JP	2,300	2,513,107
SLM Corp.
6.25%, 1/25/16		200	207,500
SLM Corp., Series A
0.57%, 1/27/14 (1)		500	474,152
5.00%, 10/1/13		7,000	7,280,000
5.38%, 1/15/13		130	133,603

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

8.00%, 3/25/20		$1,100	$1,181,184
8.45%, 6/15/18		1,000	1,097,613
Springleaf Finance Corp. 4.88%, 7/15/12		4,500	4,477,500
Sydney Airport Finance Co., Pty Ltd. 5.13%, 2/22/21 (2)	AU	100	100,499
The Goldman Sachs Group, Inc.
0.45%, 2/6/12 (1)		200	199,968
0.70%, 3/22/16 (1)		600	565,825
5.95%, 1/18/18		6,800	7,329,536
6.15%, 4/1/18		1,100	1,197,177
6.25%, 9/1/17		700	772,384

			50,069,879

FOOD, BEVERAGES & RESTAURANTS – 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15		1,200	1,290,556
5.38%, 1/15/20		1,200	1,321,918
Pernod-Ricard SA 5.75%, 4/7/21 (2)	FR	1,500	1,566,085
Tate & Lyle International Finance PLC 6.63%, 6/15/16 (2)	GB	500	560,281

			4,738,840

HEALTH CARE – 0.5%
HCA, Inc. 7.88%, 2/15/20		4,000	4,340,000
Roche Holdings, Inc. 6.00%, 3/1/19 (2)		600	691,297

			5,031,297

INSURANCE – 1.4%
American International Group, Inc.
5.05%, 10/1/15		100	104,377
5.45%, 5/18/17		100	104,441
5.85%, 1/16/18		200	209,275
8.25%, 8/15/18		1,000	1,148,627
MetLife Institutional Funding II 1.20%, 4/4/14 (1)(2)		800	801,730
Metropolitan Life Global Funding I 0.68%, 7/13/11 (1)(2)		2,400	2,400,238
Ohio National Financial Services, Inc. 6.38%, 4/30/20 (2)		5,100	5,479,119

	Country Code*	Principal Amount (000)	Value

Pacific LifeCorp. 6.00%, 2/10/20 (2)		$1,300	$1,394,016
The Dai-ichi Life Insurance Co., Ltd. 7.25%, 7/25/21 (1)(2)	JP	600	599,648
The Hartford Financial Services Group, Inc. 8.13%, 6/15/38 (1)		300	323,250

			12,564,721

INVESTMENT COMPANIES – 0.7%
FIH Erhvervsbank A/S 0.62%, 6/13/13 (1)(2)	DK	6,500	6,496,087
Temasek Financial I Ltd. 4.30%, 10/25/19 (2)	SG	300	308,684

			6,804,771

METALS & MINING – 0.9%
Alcoa, Inc. 6.15%, 8/15/20		600	635,630
CSN Resources SA 6.50%, 7/21/20 (2)	LU	1,400	1,487,500
Gerdau Holdings, Inc. 7.00%, 1/20/20 (2)	BR	1,700	1,887,000
Gerdau Trade, Inc. 5.75%, 1/30/21 (2)	VG	2,700	2,743,875
GTL Trade Finance, Inc. 7.25%, 10/20/17 (2)	VG	1,400	1,568,000
Vale Overseas Ltd. 6.88%, 11/10/39	KY	300	326,034

			8,648,039

OIL & GAS – 0.7%
Petroleos Mexicanos 6.50%, 6/2/41 (2)	MX	2,900	2,942,476
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,381,537
Reliance Holdings USA 4.50%, 10/19/20		1,900	1,775,208
Total Capital SA 4.45%, 6/24/20	FR	200	208,747

			6,307,968

OIL & GAS - EXPLORATION & PRODUCTION – 0.3%
Gazprom OAO 9.63%, 3/1/13	DE	2,400	2,683,200
Novatek Finance Ltd. 5.33%, 2/3/16 (2)	IE	200	206,000

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Transocean, Inc. 4.95%, 11/15/15	KY	$100	$108,175

			2,997,375

PIPELINES – 0.1%
El Paso Corp. 7.88%, 6/15/12		400	421,052

REFINING – 0.4%
Petrobras International Finance Co. 7.88%, 3/15/19	KY	2,900	3,511,651

RETAIL – 0.0% +
CVS Pass-through Trust 6.94%, 1/10/30		93	104,139

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20 (2)	GB	600	623,952

SPECIAL PURPOSE BANKS – 0.3%
The Export-Import Bank of Korea
1.05%, 3/3/12 (2)	KR	1,500	1,219,661
5.13%, 6/29/20	KR	300	303,592
5.88%, 1/14/15	KR	900	986,912
8.13%, 1/21/14	KR	400	457,251

			2,967,416

SPECIAL PURPOSE ENTITIES – 0.6%
IPIC GMTN Ltd. 5.00%, 11/15/20	KY	1,200	1,188,000
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17 (1)	KY	1,000	1,540,753
Odebrecht Drilling VIII/IX Ltd. 6.35%, 6/30/21 (2)	KY	2,300	2,426,500
Vnesheconombank Veb Finance Ltd. 5.45%, 11/22/17 (2)	IE	200	204,000

			5,359,253

TELECOMMUNICATIONS – 1.5%
BellSouth Corp. 4.46%, 4/26/12 (2)		10,500	10,808,437

	Country Code*	Principal Amount (000)	Value

Deutsche Telekom International Finance BV 6.50%, 4/8/22	NL	$1,900	$3,365,478

			14,173,915

TRANSPORTATION – 0.8%
Asciano Finance Ltd. 5.00%, 4/7/18 (2)	AU	5,100	5,235,073
DP World Ltd. 6.25%, 7/2/17 (2)	KY	1,900	1,959,375
Ryder System, Inc. 6.00%, 3/1/13		400	428,503

			7,622,951

UTILITIES – 0.6%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19 (2)	BR	1,600	1,812,000
MidAmerican Energy Holdings Co. 6.13%, 4/1/36		300	323,067
Nakilat, Inc. 6.07%, 12/31/33	QA	2,800	2,884,000
NRG Energy, Inc. 8.25%, 9/1/20		700	714,000
The AES Corp. 7.38%, 7/1/21 (2)		200	203,000

			5,936,067

Total Corporate Debt Obligations (Cost $313,796,769)			324,667,686

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 1.2%
Banco Nacional de Desenvolvimento Economico e Social 4.13%, 9/15/17 (2)	BR	200	282,054
Canada Housing Trust No. 1
2.75%, 12/15/15 (2)	CA	800	840,139
3.35%, 12/15/20 (2)	CA	1,600	1,650,649
Instituto De Credito Oficial 3.28%, 3/25/14 (1)(2)	ES	1,300	1,873,246
Korea Housing Finance Corp. 4.13%, 12/15/15 (2)	KR	3,500	3,615,843

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Societe Financement de l’Economie Francaise
0.48%, 7/16/12 (1)(2)	FR	$1,000	$1,002,050
3.38%, 5/5/14 (2)	FR	2,100	2,227,321

Total Foreign Government Agency Obligations (Cost $11,054,914)			11,491,302

FOREIGN GOVERNMENT OBLIGATIONS – 5.4%
Bundesrepublik Deutschland Bond 3.25%, 7/4/21	DE	1,300	1,920,730
Canadian Government Bond
1.75%, 3/1/13	CA	900	936,982
2.00%, 8/1/13	CA	1,000	1,045,363
2.00%, 12/1/14	CA	1,900	1,971,532
2.25%, 8/1/14	CA	900	943,085
2.50%, 9/1/13	CA	1,500	1,583,768
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.10%, 9/15/16	IT	309	443,480
2.10%, 9/15/21	IT	6,771	9,180,358
Province of Ontario Canada
1.38%, 1/27/14	CA	1,100	1,106,498
4.20%, 6/2/20	CA	13,200	14,193,644
4.60%, 6/2/39	CA	300	323,354
4.70%, 6/2/37	CA	1,300	1,418,441
Russian Foreign Bond
3.63%, 4/29/15	RU	100	102,750
7.50%, 3/31/30 (3)	RU	2,941	3,466,704
Spain Government Bond 4.65%, 7/30/25	ES	8,600	11,178,014
United Mexican States, Series A 6.05%, 1/11/40	MX	200	212,800

Total Foreign Government Obligations (Cost $49,157,983)			50,027,503

MUNICIPAL BONDS – 3.2%
Acalanes Union High School District, Series 2008-B 0.00%, 8/1/46 (4)(5)		4,600	474,398
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		1,000	1,025,980

	Country Code*	Principal Amount (000)	Value

California State University 6.43%, 11/1/30		$200	$207,152
City of New York, NY 6.25%, 6/1/35		3,800	3,904,538
City of Newport Beach, California Certificates of Participation 7.17%, 7/1/40		2,300	2,325,806
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,657,680
County of Clark, NV 6.82%, 7/1/45		300	327,021
County of Fresno CA, Series A 0.00%, 8/15/28 (4)		2,200	663,564
Irvine Ranch Water District, California 6.62%, 5/1/40		3,700	4,366,629
Long Beach Unified School District, Series 2008-B 0.00%, 8/1/34 (4)		2,400	525,912
Los Angeles Unified School District, California 6.76%, 7/1/34		200	226,348
Metropolitan Government of Nashville & Davidson County, Tennessee, Water and Sewer Revenue 6.57%, 7/1/37		3,700	4,125,315
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,348,413
New Jersey Economic Development Authority 1.25%, 6/15/13 (1)		1,300	1,298,583
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,096,620
Pasadena, California Public Financing Authority 7.15%, 3/1/43		1,400	1,441,020

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Philadelphia Authority for Industrial Development 0.00%, 4/15/23 (4)		$3,000	$1,299,870
State of California
7.60%, 11/1/40		500	576,185
7.63%, 3/1/40		1,000	1,151,210
7.95%, 3/1/36		400	435,816
State of Illinois 4.07%, 1/1/14		400	413,392
State of Louisiana 3.00%, 5/1/43 (1)		400	405,780

Total Municipal Bonds (Cost $27,289,465)			29,297,232

U.S. GOVERNMENT AGENCY OBLIGATIONS – 16.0%
Federal Home Loan Mortgage Corp.
4.50%, 2/1/39		113	117,197
4.50%, 1/1/40		733	759,467
4.50%, TBA (5)		1,000	1,032,969
5.50%, 4/1/37		107	115,626
5.50%, 7/1/37		348	376,849
5.50%, 8/1/37		174	188,276
5.50%, 7/1/38		549	594,337
5.50%, 8/1/38		438	474,356
5.50%, TBA (5)		1,000	1,080,156
Federal National Mortgage Association
4.50%, 6/1/38		130	134,886
4.50%, 1/1/39		420	435,498
4.50%, 3/1/39		496	514,491
4.50%, 4/1/39		27	28,141
4.50%, 6/1/39		50	51,503
4.50%, 8/1/39		681	706,188
4.50%, 11/1/39		688	712,973
4.50%, 7/1/40		987	1,022,140
4.50%, 8/1/40		1,089	1,128,627
4.50%, 9/1/40		533	551,942
4.50%, 10/1/40		2,486	2,575,632
4.50%, 5/1/41		57,677	59,763,459
4.50%, 6/1/41		3,313	3,432,800
5.00%, TBA (5)		15,000	15,937,500
5.50%, 2/1/34		11	12,245
5.50%, 3/1/36		363	393,997
5.50%, 8/1/36		13	14,507
5.50%, 12/1/36		8	9,063
5.50%, 1/1/38		360	389,969
5.50%, 2/1/38		1,713	1,854,059
5.50%, 6/1/38		300	324,893
5.50%, 7/1/38		85	92,186
5.50%, 6/1/39		42	45,211

	Country Code*	Principal Amount (000)	Value

5.50%, 12/1/39		$41	$44,245
5.50%, TBA (5)		5,800	6,271,250
6.00%, 8/1/36		306	337,899
6.00%, 9/1/36		54	59,903
6.00%, 10/1/36		12	12,778
6.00%, 12/1/36		129	141,966
6.00%, 1/1/37		128	141,141
6.00%, 4/1/37		228	250,729
6.00%, 5/1/37		40	43,741
6.00%, 8/1/37		680	747,940
6.00%, 9/1/37		2,043	2,247,311
6.00%, 10/1/37		877	964,765
6.00%, 11/1/37		1,173	1,292,091
6.00%, 12/1/37		5,061	5,569,687
6.00%, 1/1/38		1,346	1,480,918
6.00%, 3/1/38		1,464	1,610,626
6.00%, 4/1/38		160	176,407
6.00%, 5/1/38		46	50,865
6.00%, 6/1/38		399	439,232
6.00%, 8/1/38		2,952	3,247,672
6.00%, 9/1/38		2,255	2,479,955
6.00%, 10/1/38		1,336	1,467,903
6.00%, 11/1/38		1,830	2,010,339
6.00%, 12/1/38		1,165	1,282,496
6.00%, 1/1/39		42	45,988
6.00%, 3/1/39		43	47,932
6.00%, 7/1/39		71	77,594
6.00%, 9/1/39		1,171	1,287,992
6.00%, 4/1/40		308	338,972
6.00%, TBA (5)		15,400	16,915,945
6.50%, 9/1/37		1,739	1,970,549

Total U.S. Government Agency Obligations (Cost $146,851,920)			147,927,974

U.S. TREASURY OBLIGATIONS – 4.8%
U.S. Treasury Inflation Indexed Bonds
1.13%, 1/15/21 (6)		9,148	9,500,045
1.75%, 1/15/28 (8)		3,649	3,818,673
2.00%, 1/15/26		2,832	3,094,702
2.38%, 1/15/25		1,551	1,782,416
2.38%, 1/15/27 (6)		3,011	3,432,940
2.50%, 1/15/29 (8)		3,142	3,649,057
U.S. Treasury Note 0.75%, 6/15/14 (8)		19,500	19,477,146

Total U.S. Treasury Obligations (Cost $44,259,353)			44,754,979

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

BANK LOAN OBLIGATIONS – 0.3%
SENIOR LOANS – 0.3%
Ford Motor Co. 2.94%, 12/15/13 (1) (Cost $2,899,718)		$2,892	$2,889,016

		Shares
CONVERTIBLE PREFERRED STOCKS – 0.0% +
BANKS – 0.0% +
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $129,360)		200	212,000

PREFERRED STOCKS – 0.4%
BANKS – 0.4%
Citigroup, Inc., Series 1 6.15%, 12/15/12 (Cost $4,360,230)		405,000	3,956,040

		Notional Amount (000)
SWAPTIONS PURCHASED – 0.0% +
CALL SWAPTIONS – 0.0% +
OTC -1 Year Interest Rate Swap, exercise rate 1.25%, expires 4/30/12 (Cost $172,998)		45,600	242,268

		Principal Amount (000)
SHORT TERM INVESTMENTS – 29.8%
CERTIFICATES OF DEPOSIT – 1.8%
BANKS – 1.8%
Abbey National Treasury Services PLC 1.60%, 6/10/13 (1)	GB	$2,500	2,500,018
Banco do Brasil SA 0.00%, 2/15/12 (4)	BR	3,800	3,825,581
Industrial & Commercial Bank of China Ltd. 0.55%, 7/11/11		3,800	3,800,000
Itau Unibanco SA New York
0.00%, 7/11/11 (4)	BR	700	699,748
1.00%, 2/6/12	BR	5,800	5,749,877

Total Certificates of Deposit (Cost $16,504,624)			16,575,224

	Country Code*	Principal Amount (000)	Value

COMMERCIAL PAPER (7) – 6.5%
Kells Funding LLC
0.24%, 8/4/11 (2)		$18,400	$18,395,873
0.24%, 8/8/11 (2)		26,800	26,793,210
0.24%, 8/19/11 (2)		2,900	2,899,053
0.24%, 11/7/11 (2)		900	899,210
0.28%, 7/8/11 (2)		3,400	3,399,815
0.28%, 7/18/11 (2)		1,300	1,299,828
0.30%, 7/19/11 (2)		3,500	3,499,475
Straight A Funding LLC
0.13%, 8/2/11 (2)		1,500	1,499,827
0.16%, 8/23/11 (2)		700	699,835
0.18%, 7/5/11 (2)		1,300	1,299,974

Total Commercial Paper (Cost $60,686,116)			60,686,100

CORPORATE DEBT OBLIGATIONS – 0.3%
BANKS – 0.3%
Banco Santander Brazil SA 0.00%, 7/13/11 (2)(4) (Amortized cost $2,998,555)	BR	3,000	2,998,555

U.S. GOVERNMENT AGENCY OBLIGATIONS (7) – 20.7%
Federal Home Loan Bank Discount Notes
0.04%, 7/27/11		2,700	2,699,917
0.04%, 8/5/11		70,100	70,097,274
0.05%, 8/10/11		5,500	5,499,695
0.09%, 8/26/11		3,000	2,999,603
0.10%, 9/7/11		24,800	24,798,586
Federal Home Loan Mortgage Corp. Discount Notes
0.06%, 10/24/11		1,300	1,299,834
0.09%, 9/12/11		4,400	4,399,732
0.09%, 9/22/11		8,100	8,099,441
0.09%, 9/27/11		23,360	23,358,295
Federal National Mortgage Association Discount Notes
0.01%, 10/19/11		16,000	15,998,048
0.04%, 9/21/11		2,000	1,999,864
0.07%, 8/17/11		8,700	8,699,205
0.09%, 9/14/11		6,300	6,299,609
0.10%, 11/16/11		700	699,812
0.13%, 8/8/11		15,100	15,097,928

Total U.S. Government Agency Obligations (Cost $192,036,845)			192,046,843

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

MUTUAL FUNDS – 0.5%
State Street Institutional U.S. Government Money Market Fund (Cost $4,479,088)	4,479,088	$4,479,088

Total Short Term Investments (Cost $276,705,228)		276,785,810

TOTAL INVESTMENTS – 105.4%
(Cost $960,006,724)		978,462,621
Liabilities in excess of other assets – (5.4)%		(50,393,375)

NET ASSETS – 100.0%		$928,069,246

OTC	Over the Counter
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $41,237,820 which represents approximately 4.4% of net assets.

AE	United Arab Emirates
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
NO	Norway
QA	Qatar
RU	Russia
SE	Sweden
SG	Singapore
TR	Turkey
VG	British Virgin Islands

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $242,628,276, representing 26.1% of net assets.
(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(4)	Zero-coupon bond.
(5)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(6)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $451,763.
(7)	Interest rates represent annualized yield at date of purchase.
(8)	At the period end, securities (or portions thereof) with an aggregate market value of $3,377,210 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Long	90-Day Euribor December Futures	12/17/12	25	8,838,503	8,860,415	21,912
Long	90-Day Euribor June Futures	6/18/12	25	8,861,306	8,877,635	16,329
Long	90-Day Euribor March Futures	3/18/13	25	8,829,838	8,852,257	22,419
Long	90-Day Euribor September Futures	9/17/12	25	8,850,285	8,870,384	20,099
Long	90-Day Eurodollar December Futures	12/19/11	345	85,723,513	85,887,751	164,238
Long	90-Day Eurodollar December Futures	12/17/12	21	5,200,406	5,193,825	(6,581)
Long	90-Day Eurodollar December Futures	12/17/12	212	52,478,714	52,432,900	(45,814)
Long	90-Day Eurodollar December Futures	12/16/13	40	9,806,545	9,788,500	(18,045)
Long	90-Day Eurodollar June Futures	6/18/12	1,218	301,645,554	302,627,325	981,771
Long	90-Day Eurodollar June Futures	6/17/13	88	21,707,067	21,651,300	(55,767)
Long	90-Day Eurodollar June Futures	6/16/14	12	2,926,921	2,921,100	(5,821)
Long	90-Day Eurodollar March Futures	3/19/12	2,106	521,887,898	523,946,476	2,058,578
Long	90-Day Eurodollar March Futures	3/18/13	348	85,941,911	85,851,600	(90,311)
Long	90-Day Eurodollar March Futures	3/17/14	65	15,899,796	15,864,875	(34,921)
Long	90-Day Eurodollar September Futures	9/19/11	389	96,891,453	96,914,488	23,035
Long	90-Day Eurodollar September Futures	9/17/12	606	150,207,004	150,257,700	50,696
Long	90-Day Eurodollar September Futures	9/16/13	76	18,685,569	18,649,450	(36,119)
Long	German Euro-Bobl September Futures	9/8/11	70	11,854,248	11,834,092	(20,156)
Long	German Euro-Bund September Futures	9/8/11	10	1,829,014	1,819,648	(9,366)
Short	U.S. Treasury 10 Year Note September Futures	9/21/11	13	1,572,989	1,590,266	(17,277)
Long	U.S. Treasury 2 Year Note September Futures	9/30/11	54	11,818,478	11,844,562	26,084

Net unrealized appreciation						3,044,983

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(9)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
Bank of America Securities LLC	USD	983,745	IDR	8,920,600,000	1/31/12	24,203
Barclays Bank PLC	BRL	25,407,231	USD	15,889,450	8/2/11	(288,397)
Barclays Bank PLC	EUR	23,000	USD	32,814	7/18/11	(527)
Barclays Bank PLC	EUR	398,000	USD	573,592	7/18/11	(3,358)
Barclays Bank PLC	EUR	603,000	USD	881,435	7/18/11	7,314
Barclays Bank PLC	EUR	188,000	USD	272,545	7/18/11	17
Barclays Bank PLC	EUR	1,113,000	USD	1,600,550	7/18/11	(12,879)
Barclays Bank PLC	EUR	2,109,000	USD	2,983,425	7/18/11	(73,826)
Barclays Bank PLC	GBP	12,805,000	USD	20,935,919	9/13/11	402,388
Barclays Bank PLC	JPY	103,067,000	USD	1,231,989	7/14/11	(48,339)
Barclays Bank PLC	RUB	5,794,000	USD	207,911	7/1/11	432
Barclays Bank PLC	USD	100,000	IDR	934,000,000	7/27/11	8,565
Barclays Bank PLC	USD	59,519	IDR	549,660,000	7/27/11	4,372
Barclays Bank PLC	USD	1,953,858	INR	91,675,000	8/12/11	84,103
Barclays Bank PLC	USD	64,443	MYR	200,000	8/11/11	1,611
Barclays Bank PLC	USD	64,761	MYR	200,000	8/11/11	1,294
Barclays Bank PLC	USD	64,988	MYR	200,000	8/11/11	1,066
Barclays Bank PLC	USD	87,917	PHP	3,900,000	11/15/11	1,137
Barclays Bank PLC	USD	36,281	PHP	1,600,000	11/15/11	254
Barclays Bank PLC	USD	36,126	PHP	1,600,000	11/15/11	409
Barclays Bank PLC	USD	38,245	PHP	1,700,000	11/15/11	573
Barclays Bank PLC	USD	27,445	PHP	1,229,000	11/15/11	618
Barclays Bank PLC	USD	202,800	RUB	5,794,000	7/1/11	4,679
Barclays Bank PLC	USD	749,392	SGD	958,154	9/9/11	30,751
Barclays Bank PLC	USD	294,200	TWD	8,431,780	1/11/12	646
Barclays Bank PLC	USD	100,000	ZAR	760,150	9/13/11	11,291
Barclays Bank PLC	USD	15,788,734	BRL	25,407,231	9/2/11	286,959
Citibank NA	EUR	19,000	USD	27,249	7/18/11	(294)
Citibank NA	EUR	274,000	USD	392,955	7/18/11	(4,241)
Citibank NA	EUR	6,277,000	USD	9,122,146	7/18/11	22,875
Citibank NA	EUR	5,609,000	USD	8,273,892	7/18/11	142,968
Citibank NA	EUR	956,000	USD	1,395,244	7/18/11	9,406
Citibank NA	EUR	151,000	USD	216,128	7/18/11	(2,764)
Citibank NA	EUR	970,000	USD	1,368,371	7/18/11	(37,762)
Citibank NA	GBP	201,000	USD	321,108	9/13/11	(1,207)
Citibank NA	RUB	5,794,000	USD	210,729	7/1/11	3,250
Citibank NA	USD	500,000	CNY	3,202,250	6/1/12	1,893
Citibank NA	USD	1,000,000	CNY	6,313,000	2/1/13	6,142
Citibank NA	USD	1,004,490	EUR	702,000	7/18/11	13,144
Citibank NA	USD	40,000	IDR	382,000,000	7/27/11	4,402
Citibank NA	USD	60,000	IDR	571,800,000	7/27/11	6,464
Citibank NA	USD	60,611	IDR	563,500,000	7/27/11	4,888
Citibank NA	USD	395,181	IDR	3,608,000,000	7/27/11	24,199
Citibank NA	USD	301,572	JPY	25,517,000	7/14/11	15,408
Citibank NA	USD	103,057	JPY	8,488,000	7/14/11	2,384
Citibank NA	USD	17,575	MXN	216,000	7/7/11	871

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
Citibank NA	USD	116,350	MYR	360,000	8/11/11	2,547
Citibank NA	USD	64,851	MYR	200,000	8/11/11	1,203
Citibank NA	USD	97,286	MYR	300,000	8/11/11	1,796
Citibank NA	USD	97,507	MYR	300,000	8/11/11	1,574
Citibank NA	USD	100,000	PHP	4,310,000	11/15/11	(1,584)
Citibank NA	USD	50,000	PHP	2,175,000	11/15/11	(335)
Citibank NA	USD	100,000	PHP	4,389,000	11/15/11	220
Citibank NA	USD	100,000	PHP	4,455,000	11/15/11	1,727
Citibank NA	USD	100,000	PHP	4,421,000	11/15/11	951
Citibank NA	USD	100,000	PHP	4,339,500	11/15/11	(910)
Citibank NA	USD	72,186	PHP	3,200,000	11/15/11	884
Citibank NA	USD	2,487,649	PHP	108,461,500	3/15/12	(25,914)
Citibank NA	USD	207,911	RUB	5,794,000	7/1/11	(432)
Citibank NA	USD	78,274	SGD	100,000	9/9/11	3,148
Citibank NA	USD	156,262	SGD	200,000	9/9/11	6,581
Citibank NA	USD	100,000	ZAR	696,300	7/28/11	2,641
Credit Suisse*	EUR	19,612,000	USD	28,285,407	7/18/11	(144,560)
Deutsche Bank AG (London)	EUR	1,646,000	USD	2,379,293	7/18/11	(6,783)
Deutsche Bank AG (London)	EUR	800,000	USD	1,167,948	7/18/11	8,251
Deutsche Bank AG (London)	EUR	733,000	USD	1,068,098	7/18/11	5,526
Deutsche Bank AG (London)	USD	4,044,312	CNY	25,628,807	2/1/13	40,311
Deutsche Bank AG (London)	USD	393,639	IDR	3,651,000,000	10/31/11	24,295
Deutsche Bank AG (London)	USD	200,000	MXN	2,473,700	7/7/11	11,239
Deutsche Bank AG (London)	USD	50,000	PHP	2,202,500	11/15/11	293
Deutsche Bank AG (London)	USD	200,348	SGD	255,514	9/9/11	7,695
Deutsche Bank AG (London)	USD	811,622	SGD	1,000,000	9/9/11	2,593
Deutsche Bank AG (London)	USD	324,844	SGD	400,000	9/9/11	842
Goldman Sachs International	USD	500,000	CNY	3,155,000	2/1/13	2,832
Goldman Sachs International	USD	600,000	KRW	676,380,000	8/12/11	33,588
Goldman Sachs International	USD	100,000	PHP	4,392,000	11/15/11	289
Goldman Sachs International	USD	812,222	SGD	1,000,000	9/9/11	1,993
HSBC Bank PLC	BRL	164,440	USD	100,000	8/2/11	(4,706)
HSBC Bank PLC	BRL	164,540	USD	100,000	8/2/11	(4,770)
HSBC Bank PLC	CAD	692,000	USD	703,517	9/19/11	(12,648)
HSBC Bank PLC	EUR	806,000	USD	1,175,128	7/18/11	6,733
HSBC Bank PLC	EUR	281,000	USD	402,896	7/18/11	(4,447)
HSBC Bank PLC	GBP	72,000	USD	114,895	9/13/11	(561)
HSBC Bank PLC	IDR	17,432,510,000	USD	2,016,485	7/27/11	(9,803)
HSBC Bank PLC	USD	100,000	CNY	639,800	6/1/12	277
HSBC Bank PLC	USD	110,000	IDR	1,046,100,000	7/27/11	11,595
HSBC Bank PLC	USD	110,000	IDR	1,041,150,000	7/27/11	11,019
HSBC Bank PLC	USD	100,000	IDR	930,000,000	7/27/11	8,100
HSBC Bank PLC	USD	14,696	IDR	136,500,000	7/27/11	1,170
HSBC Bank PLC	USD	62,519	IDR	579,800,000	7/27/11	4,875
HSBC Bank PLC	USD	1,929,442	IDR	17,432,510,000	7/2/12	(9,517)
HSBC Bank PLC	USD	1,423,074	INR	64,266,000	8/12/11	5,577
HSBC Bank PLC	USD	7,865,218	MXN	97,899,946	7/7/11	494,842
HSBC Bank PLC	USD	200,000	MXN	2,455,400	7/7/11	9,676
HSBC Bank PLC	USD	300,000	MXN	3,665,130	7/7/11	12,980

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
HSBC Bank PLC	USD	100,000	MXN	1,227,750	7/7/11	4,842
HSBC Bank PLC	USD	200,000	MXN	2,455,000	7/7/11	9,642
HSBC Bank PLC	USD	200,000	MXN	2,440,500	7/7/11	8,404
HSBC Bank PLC	USD	300,000	MXN	3,667,050	7/7/11	13,144
HSBC Bank PLC	USD	200,000	MXN	2,442,400	7/7/11	8,566
HSBC Bank PLC	USD	100,000	MXN	1,226,100	7/7/11	4,701
HSBC Bank PLC	USD	100,000	MXN	1,217,150	7/7/11	3,937
HSBC Bank PLC	USD	100,000	MXN	1,217,350	7/7/11	3,954
HSBC Bank PLC	USD	100,000	MXN	1,214,350	7/7/11	3,698
HSBC Bank PLC	USD	200,000	MXN	2,427,900	7/7/11	7,328
HSBC Bank PLC	USD	500,000	MXN	5,968,000	11/18/11	3,530
HSBC Bank PLC	USD	200,000	MXN	2,389,000	11/18/11	1,564
HSBC Bank PLC	USD	200,000	MXN	2,385,600	11/18/11	1,277
HSBC Bank PLC	USD	108,113	MYR	332,718	8/11/11	1,774
HSBC Bank PLC	USD	100,000	ZAR	696,750	7/28/11	2,707
HSBC Bank PLC	USD	2,436,144	ZAR	17,141,440	10/28/11	56,848
HSBC Bank PLC	ZAR	17,141,440	USD	2,469,414	7/28/11	(57,392)
JPMorgan Securities	CAD	697,000	USD	704,588	9/19/11	(16,752)
JPMorgan Securities	EUR	717,000	USD	1,031,972	7/18/11	(7,406)
JPMorgan Securities	USD	200,000	CNY	1,279,600	6/1/12	554
JPMorgan Securities	USD	217,564	EUR	154,000	7/18/11	5,678
JPMorgan Securities	USD	407,329	SGD	501,369	9/9/11	893
JPMorgan Securities	USD	156,357	SGD	200,000	9/9/11	6,486
JPMorgan Securities	USD	50,000	IDR	472,000,000	7/27/11	4,863
JPMorgan Securities	USD	205,142	IDR	1,883,000,000	7/27/11	13,730
JPMorgan Securities	USD	300,000	IDR	2,613,600,000	7/27/11	3,795
JPMorgan Securities	USD	200,000	IDR	1,743,400,000	7/27/11	2,646
JPMorgan Securities	USD	853,741	JPY	71,514,000	7/14/11	34,628
JPMorgan Securities	USD	7,509,413	KRW	8,246,461,469	8/12/11	215,327
JPMorgan Securities	USD	64,903	MYR	200,000	8/11/11	1,151
JPMorgan Securities	USD	100,000	PHP	4,410,000	11/15/11	700
JPMorgan Securities	USD	100,000	PHP	4,437,000	11/15/11	1,316
JPMorgan Securities	USD	100,000	PHP	4,310,000	11/15/11	(1,584)
JPMorgan Securities	USD	1,690,482	ZAR	11,564,590	7/28/11	14,245
Morgan Stanley Capital Services, Inc.	BRL	489,270	USD	300,000	8/2/11	(11,539)
Morgan Stanley Capital Services, Inc.	MXN	131,141,926	USD	11,130,229	7/7/11	(68,494)
Morgan Stanley Capital Services, Inc.	USD	89,375	KRW	100,480,000	8/12/11	4,748
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,222,150	7/7/11	4,364
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,222,350	7/7/11	4,381
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,225,500	7/7/11	4,650
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,226,200	7/7/11	4,710
Morgan Stanley Capital Services, Inc.	USD	10,983,871	MXN	131,141,926	11/18/11	80,786
Morgan Stanley Capital Services, Inc.	USD	200,000	MXN	2,388,300	11/18/11	1,505
Morgan Stanley Capital Services, Inc.	USD	500,000	MXN	5,973,000	11/18/11	3,952
Morgan Stanley Capital Services, Inc.	USD	497,313	PHP	21,655,500	3/15/12	(5,801)
Morgan Stanley Capital Services, Inc.	USD	612,365	ZAR	4,183,800	7/28/11	4,366
Morgan Stanley Capital Services, Inc.	USD	100,000	ZAR	759,900	9/13/11	11,254
Royal Bank of Canada	CAD	199,000	USD	201,291	9/19/11	(4,658)
Royal Bank of Canada	CAD	295,000	USD	298,396	9/19/11	(6,905)

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
Royal Bank of Canada	EUR	638,000	USD	903,663	7/18/11	(21,195)
Royal Bank of Canada	USD	149,077	EUR	103,000	7/18/11	234
Royal Bank of Canada	USD	71,732	EUR	50,000	7/18/11	749
Royal Bank of Scotland PLC	EUR	98,000	USD	140,873	7/18/11	(1,190)
Royal Bank of Scotland PLC	EUR	428,000	USD	619,909	7/18/11	(529)
Royal Bank of Scotland PLC	EUR	298,000	USD	431,619	7/18/11	(368)
Royal Bank of Scotland PLC	EUR	2,282,000	USD	3,287,723	7/18/11	(20,312)
Royal Bank of Scotland PLC	EUR	263,000	USD	373,218	7/18/11	(8,032)
Royal Bank of Scotland PLC	USD	16,270,927	BRL	26,225,481	8/2/11	427,934
Royal Bank of Scotland PLC	USD	500,000	CNY	3,205,500	6/1/12	2,403
Royal Bank of Scotland PLC	USD	1,175,067	EUR	801,000	7/18/11	(13,921)
Royal Bank of Scotland PLC	USD	40,000	IDR	378,000,000	7/27/11	3,937
Royal Bank of Scotland PLC	USD	830,387	IDR	7,707,650,000	10/31/11	51,917
Royal Bank of Scotland PLC	USD	111,957	KRW	125,000,000	8/12/11	5,135
Royal Bank of Scotland PLC	USD	77,777	SGD	100,000	9/9/11	3,645
Royal Bank of Scotland PLC	USD	200,608	SGD	255,414	9/9/11	7,354
Royal Bank of Scotland PLC	USD	804,525	SGD	1,000,000	9/9/11	9,691

Net unrealized appreciation						1,993,840

* At the period end, cash of $310,000 has been received as collateral for these forward foreign currency exchange contracts.

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNY	–	Yuan Renminbi
EUR	–	Euro
GBP	–	Great British Pound
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PHP	–	Philippine Peso
RUB	–	New Russian Ruble
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(10)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Call	U.S. Treasury 10 Year Note August Futures	7/22/11	125.000	18	1,688
Call	U.S. Treasury 5 Year Note August Futures	7/22/11	120.000	53	12,008
Put	U.S. Treasury 10 Year Note August Futures	7/22/11	121.000	18	7,313
Put	U.S. Treasury 5 Year Note August Futures	7/22/11	118.000	53	11,180
Call	U.S. Treasury 5 Year Note September Futures	8/26/11	121.500	13	1,930
Put	90-Day Eurodollar September Futures	9/19/11	99.375	145	10,875
Put	90-Day Eurodollar March Futures	3/19/12	99.000	81	11,138

Written option contracts (Premium received, $206,704)				381	56,132

Forward Volatility Agreements on Swaption Straddles

Description	Counterparty	Expiration Date	Exercise Price ($)	Notational Amount (000) ($)	Value ($)
Call & Put–OTC 1-Year vs. 1-Year Swaption Straddle	Goldman Sachs Bank	10/11/11	TBD	4,600	29,772
Call & Put–OTC 1-Year vs. 2-Year Swaption Straddle	Morgan Stanley Capital Services, Inc.	10/11/11	TBD	14,000	226,909
Call & Put–OTC 1-Year vs. 2-Year Swaption Straddle	Morgan Stanley Capital Services, Inc.	11/14/11	TBD	11,600	190,147

Forward volatility agreements (Premium received, $306,061)				30,200	446,828

TBD: To be determined. Exercise price and premium of the underlying swaption straddles to be determined on each Forward Volatility Agreement’s expiration date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor - OTC CPURNSA Index	Citibank NA	216.687	Maximum of [1-(Index Final/Index Initial)] or $0	4/7/20	2,100	5,858
Floor - OTC CPURNSA Index	Citibank NA	217.965	Maximum of [1-(Index Final/Index Initial)] or $0	9/29/20	1,300	3,997
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	3,550

Written inflation floor options (Premium received, $42,970)					4,400	13,405

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC-1 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	5/28/13	13,700	60,909
Put	OTC-2 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	7,100	36,086
Put	OTC-3 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	11,000	40,190
Call	OTC-10 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	3.00%	10/11/11	3,300	20,708
Call	OTC-10 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	3.00%	8/24/11	3,000	10,801
Put	OTC-10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	3.75%	8/24/11	3,000	8,919
Put	OTC-10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	4.25%	10/11/11	3,300	6,625
Put	OTC-3 Year Interest Rate Swap	Barclays Bank PLC*	Pay	3-Month USD-LIBOR	3.00%	6/18/12	8,900	32,517
Put	OTC-2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	800	4,066
Put	OTC-3 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	7,800	28,498
Put	OTC-5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.25%	7/16/12	5,000	67,814
Put	OTC-3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.75%	6/18/12	6,300	30,036
Call	OTC-10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	3.00%	8/24/11	10,200	36,723
Put	OTC-3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.00%	6/18/12	5,300	19,364
Put	OTC-10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.75%	8/24/11	10,200	30,324
Put	OTC-1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	0.65%	11/14/11	9,400	7,199
Put	OTC-1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.00%	11/19/12	10,700	61,523
Call	OTC-5 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	1.80%	9/12/11	7,300	14,712
Put	OTC-1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	2.00%	4/30/12	66,600	37,176
Put	OTC-2 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	2.25%	9/24/12	6,700	34,053
Put	OTC-5 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	2.50%	9/12/11	7,300	25,451
Put	OTC-2 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	2.25%	9/24/12	3,500	17,789
Call	OTC-10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Receive	3-Month USD-LIBOR	3.00%	10/11/11	25,200	158,133

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC-10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	4.25%	10/11/11	25,200	50,594
Put	OTC-10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	10.00%	7/10/12	2,000	27
Put	OTC-1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.75%	11/19/12	12,200	35,254
Call	OTC-5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Receive	3-Month USD-LIBOR	1.80%	8/24/11	3,600	5,971
Put	OTC-1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.00%	4/30/12	24,600	13,732
Put	OTC-2 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.25%	9/24/12	30,700	156,033
Put	OTC-5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.50%	8/24/11	3,600	7,788
Put	OTC-3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.75%	6/18/12	5,900	28,129
Put	OTC-3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.00%	6/18/12	14,900	54,439
Call	OTC-10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Receive	3-Month USD-LIBOR	3.00%	10/11/11	13,100	82,204
Put	OTC-5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.25%	7/16/12	1,700	23,057
Put	OTC-10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	4.25%	10/11/11	13,100	26,301

Written swaptions (Premium received, $2,135,950)							386,200	1,273,145

CPURNSA	–	Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	–	London Interbank Offered Rate
OTC	–	Over the Counter
USD	–	United States Dollar

(11)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Pay	3-Month USD-LIBOR	1.25%	12/21/14	5,600	(42,741)	(29,792)	(12,949)
Bank of America NA	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	580	1,127	(6,399)	7,526
Bank of America NA	Receive	3-Month USD-LIBOR	3.50%	6/15/21	3,800	(82,753)	12,500	(95,253)

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Receive	3-Month USD-LIBOR	4.25%	6/15/41	500	(16,041)	21,730	(37,771)
Bank of America NA	Receive	3-Month USD-LIBOR	4.00%	12/21/41	300	9,138	8,553	585
Barclays Bank PLC*	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	10,296	20,004	38,000	(17,996)
Barclays Bank PLC*	Receive	3-Month USD-LIBOR	4.25%	6/15/41	600	(19,249)	13,500	(32,749)
Citibank NA	Pay	6-Month EUR-EURIBOR	3.65%	9/21/21	1,450	21,181	1,223	19,958
Citibank NA	Receive	3-Month USD-LIBOR	4.00%	12/21/41	1,500	45,690	18,375	27,315
Citibank NA	Receive	3-Month USD-LIBOR	3.50%	6/15/21	5,500	(119,775)	(5,338)	(114,437)
Citibank NA	Receive	3-Month USD-LIBOR	4.25%	6/15/41	5,100	(163,618)	146,050	(309,668)
Deutsche Bank AG	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	2,610	5,071	21,588	(16,517)
Deutsche Bank AG	Receive	3-Month USD-LIBOR	3.50%	6/15/21	1,500	(32,666)	31,250	(63,916)
Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.00%	12/21/41	600	18,276	(2,400)	20,676
Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.25%	6/15/41	4,900	(157,201)	(3,950)	(153,251)
Goldman Sachs Bank	Pay	BRL-BZDIOVRA	12.65%	1/2/14	641	21,319	6,547	14,772
Goldman Sachs Bank	Pay	6-Month EUR- EURIBOR	3.50%	9/21/21	8,701	16,905	(65,920)	82,825
Goldman Sachs Bank	Receive	3-Month USD- LIBOR	4.25%	6/15/41	2,600	(83,413)	80,200	(163,613)
HSBC Bank USA, NA**	Pay	MXN-TIIE-Banxico	7.33%	1/28/15	512	21,751	2,681	19,070
HSBC Bank USA, NA**	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	8,411	16,341	56,094	(39,753)
HSBC Bank USA, NA**	Receive	3-Month USD-LIBOR	3.50%	6/15/21	1,000	(21,777)	(4,170)	(17,607)
HSBC Bank USA, NA**	Receive	3-Month USD-LIBOR	4.25%	6/15/41	100	(3,208)	1,862	(5,070)
Morgan Stanley Capital Services, Inc.	Pay	BRL-BZDIOVRA	12.59%	1/2/13	128	2,376	272	2,104
Morgan Stanley Capital Services, Inc.	Pay	MXN-TIIE-Banxico	6.50%	3/5/13	256	2,086	(117)	2,203
Morgan Stanley Capital Services, Inc.	Pay	BRL-BZDIOVRA	12.51%	1/2/14	641	17,508	4,601	12,907

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Morgan Stanley Capital Services, Inc.	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	6,961	13,524	(21,390)	34,914
Morgan Stanley Capital Services, Inc.	Pay	6-Month EUR-EURIBOR	3.65%	9/21/21	3,335	48,716	11,225	37,491
Morgan Stanley Capital Services, Inc.	Receive	3-Month USD-LIBOR	4.00%	12/21/41	2,200	67,011	40,370	26,641
Morgan Stanley Capital Services, Inc.	Receive	3-Month USD-LIBOR	4.25%	6/15/41	12,600	(404,232)	176,325	(580,557)
Royal Bank of Scotland PLC	Pay	3-Month CAD-CDOR	5.70%	12/18/24	3,318	54,906	(2,193)	57,099
Royal Bank of Scotland PLC	Receive	3-Month USD-LIBOR	4.25%	6/15/41	10,300	(330,444)	255,125	(585,569)

Total					106,540	(1,074,188)	806,402	(1,880,590)

BRL	–	Brazilian Real
BZDIOVRA	–	Brazilian Interbank Deposit Rate Over
CAD	–	Canadian Dollar
CDOR	–	Canadian Deposit Offered Rate
EUR	–	Euro
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
TIIE	–	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USD	–	United States Dollar

Credit Default Swap Contracts on Corporate Issues – Buy Protection (a)

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Depreciation ($)
Barclays Bank PLC*	Tate & Lyle International Finance PLC	(1.15)%	6/20/16	0.85%	500	(7,198)	(7,198)

Credit Default Swap Contracts on Corporate and Sovereign Issues – Sell Protection (a)

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Berkshire Hathaway Finance	1.00%	3/20/21	1.44%	2,500	(88,447)	(81,066)	(7,381)
Bank of America NA	Credit Agricole SA	1.00%	6/20/16	2.67%	700	(75,504)	(74,323)	(1,181)

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.24%	500	(5,199)	(10,026)	4,827
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.24%	500	(5,199)	(9,796)	4,597
Bank of America NA	General Electric Capital Corp.	1.00%	3/20/16	1.28%	10,400	(130,950)	(115,799)	(15,151)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.84%	100	719	1,439	(720)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.84%	200	1,439	2,676	(1,237)
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	1.38%	600	(9,789)	(21,812)	12,023
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	1.38%	900	(14,684)	(50,283)	35,599
Bank of America NA	Prudential Financial, Inc.	1.00%	12/20/15	1.28%	700	(8,267)	(20,428)	12,161
Bank of America NA	Spain Government Bond	1.00%	3/20/16	2.59%	100	(6,794)	(6,563)	(231)
Bank of America NA	Spain Government Bond	1.00%	3/20/16	2.59%	4,900	(332,882)	(323,601)	(9,281)
Barclays Bank PLC*	Brazilian Government Bond	1.00%	6/20/15	0.94%	500	1,148	(7,190)	8,338
Barclays Bank PLC*	China Government Bond	1.00%	3/20/16	0.79%	1,000	9,547	11,950	(2,403)
Barclays Bank PLC*	Italy Republic Bond	1.00%	3/20/16	1.69%	800	(24,178)	(31,135)	6,957
Barclays Bank PLC*	Italy Republic Bond	1.00%	3/20/16	1.69%	3,900	(117,870)	(138,949)	21,079
Barclays Bank PLC*	United Mexican States, Series A	1.00%	3/20/15	0.88%	400	1,776	(9,000)	10,776
Barclays Bank PLC*	United Mexican States, Series A	1.00%	9/20/15	0.94%	3,300	8,221	(44,617)	52,838
Citibank NA	Brazilian Government Bond	1.00%	9/20/15	0.97%	1,000	1,258	(15,694)	16,952
Citibank NA	China Government Bond	1.00%	6/20/16	0.82%	1,400	12,276	15,095	(2,819)
Citibank NA	Kazakhstan Government Bond	1.00%	3/20/16	1.50%	300	(6,815)	(8,658)	1,843
Citibank NA	Metlife, Inc.	1.00%	12/20/15	1.38%	800	(13,052)	(29,082)	16,030
Citibank NA	Turkey Government Bond	1.00%	12/20/15	1.60%	6,100	(157,681)	(78,114)	(79,567)
Citibank NA	United Mexican States, Series A	1.00%	3/20/15	0.88%	400	1,776	(9,184)	10,960

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Deutsche Bank AG	Brazilian Government Bond	1.00%	6/20/15	0.94%	500	1,148	(4,780)	5,928
Deutsche Bank AG	Brazilian Government Bond	1.00%	12/20/15	1.01%	6,200	(2,758)	(35,105)	32,347
Deutsche Bank AG	China Government Bond	1.00%	9/20/16	0.84%	400	3,200	2,210	990
Deutsche Bank AG	China Government Bond	1.00%	6/20/16	0.82%	800	7,015	8,612	(1,597)
Deutsche Bank AG	Japan Government Bond	1.00%	3/20/15	0.70%	700	7,674	8,131	(457)
Deutsche Bank AG	Kazakhstan Government Bond	1.00%	3/20/16	1.50%	300	(6,815)	(9,075)	2,260
Deutsche Bank AG	Merrill Lynch & Co., Inc.	1.00%	3/20/16	1.54%	1,500	(36,003)	(31,932)	(4,071)
Deutsche Bank AG	Metlife, Inc.	1.00%	3/20/18	1.69%	2,600	(107,648)	(147,690)	40,042
Deutsche Bank AG	United Mexican States, Series A	1.00%	3/20/15	0.88%	200	888	(4,592)	5,480
Deutsche Bank AG	United Mexican States, Series A	1.00%	9/20/15	0.94%	3,000	7,473	(40,561)	48,034
Goldman Sachs International	Brazilian Government Bond	1.00%	6/20/15	0.94%	500	1,148	(6,715)	7,863
Goldman Sachs International	France Government Bond	0.25%	12/20/15	0.70%	300	(5,812)	(5,883)	71
Goldman Sachs International	Italy Republic Bond	1.00%	3/20/16	1.69%	200	(6,045)	(7,695)	1,650
Goldman Sachs International	Italy Republic Bond	1.00%	3/20/16	1.69%	1,600	(48,357)	(57,984)	9,627
Goldman Sachs International	MBIA Insurance Corp.	5.00%	9/20/11	5.99%	5,000	(11,301)	(50,001)	38,700
Goldman Sachs International	Metlife, Inc.	1.00%	9/20/15	1.31%	1,000	(12,774)	(64,375)	51,601

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Goldman Sachs International	Spain Government Bond	1.00%	3/20/16	2.59%	100	(6,794)	(6,646)	(148)
Goldman Sachs International	Spain Government Bond	1.00%	6/20/16	2.61%	1,000	(71,577)	(60,347)	(11,230)
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.52%	500	10,444	11,508	(1,064)
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.52%	1,000	20,887	23,194	(2,307)
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.46%	2,200	46,614	20,327	26,287
HSBC Bank USA, NA**	Brazilian Government Bond	1.00%	9/20/15	0.97%	1,200	1,510	(11,923)	13,433
HSBC Bank USA, NA**	Brazilian Government Bond	1.00%	3/20/16	1.05%	2,800	(5,944)	(13,143)	7,199
HSBC Bank USA, NA**	Kazakhstan Government Bond	1.00%	3/20/16	1.50%	400	(9,086)	(11,729)	2,643
Morgan Stanley Capital Services, Inc.	Brazilian Government Bond	1.00%	6/20/15	0.94%	500	1,148	(4,839)	5,987
Morgan Stanley Capital Services, Inc.	Brazilian Government Bond	1.00%	9/20/15	0.97%	4,900	6,165	(68,592)	74,757
Morgan Stanley Capital Services, Inc.	California State General Obligation	2.25%	3/20/21	1.84%	2,400	61,767	—	61,767
Morgan Stanley Capital Services, Inc	China Government Bond	1.00%	9/20/16	0.84%	600	4,800	2,966	1,834
Morgan Stanley Capital Services, Inc.	France Government Bond	0.25%	3/20/16	0.73%	500	(11,009)	(17,027)	6,018
Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	1.00%	6/20/16	1.31%	100	(1,477)	(383)	(1,094)
Morgan Stanley Capital Services, Inc.	United Mexican States, Series A	1.00%	3/20/16	1.02%	2,700	(2,735)	(16,616)	13,881

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Royal Bank of Scotland PLC	China Government Bond	1.00%	6/20/16	0.82%	800	7,015	8,419	(1,404)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	0.73%	500	(11,009)	(16,794)	5,785
Royal Bank of Scotland PLC	France Government Bond	0.25%	12/20/15	0.70%	700	(13,562)	(13,897)	335
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	0.73%	6,200	(136,510)	(190,852)	54,342
Royal Bank of Scotland PLC	Italy Republic Bond	1.00%	3/20/16	1.69%	3,900	(117,870)	(140,673)	22,803

Total					99,800	(1,395,341)	(2,008,642)	613,301

Credit Default Swap Contracts on Credit Indices – Sell Protection (a)

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	CDX.EM-14 Index	5.00%	12/20/15	5,000	607,443	685,000	(77,557)
Bank of America NA	CDX.IG-16 Index	1.00%	6/20/16	23,700	89,809	113,958	(24,149)
Barclays Bank PLC*	CDX.EM-13 Index	5.00%	6/20/15	6,000	677,248	769,300	(92,052)
Barclays Bank PLC*	CDX.EM-14 Index	5.00%	12/20/15	1,600	194,382	209,600	(15,218)
Barclays Bank PLC*	CDX.HY-16 Index	5.00%	6/20/16	5,100	80,691	(19,125)	99,816
Citibank NA	CDX.EM-14 Index	5.00%	12/20/15	3,100	376,615	418,100	(41,485)
Deutsche Bank AG	CDX.EM-13 Index	5.00%	6/20/15	2,000	225,749	246,500	(20,751)
Deutsche Bank AG	CDX.EM-14 Index	5.00%	12/20/15	1,000	121,489	123,600	(2,111)
Deutsche Bank AG	CDX.EM-15 Index	5.00%	6/20/16	300	39,101	40,651	(1,550)
Deutsche Bank AG	CDX.IG-16 Index	1.00%	6/20/16	6,800	25,768	32,688	(6,920)
HSBC Bank USA, NA**	CDX.EM-13 Index	5.00%	6/20/15	3,100	349,912	363,590	(13,678)
HSBC Bank USA, NA**	CDX.EM-14 Index	5.00%	12/20/15	400	48,595	52,200	(3,605)

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Morgan Stanley Capital Services, Inc.	CDX.EM-13 Index	5.00%	6/20/15	1,900	214,462	214,250	212
Morgan Stanley Capital Services, Inc.	CDX.EM-14 Index	5.00%	12/20/15	900	109,340	117,000	(7,660)
Morgan Stanley Capital Services, Inc.	CDX.IG-16 Index	1.00%	6/20/16	4,400	16,673	21,416	(4,743)

Total				65,300	3,177,277	3,388,728	(211,451)

CDX.EM	–	Credit Derivatives Index – Emerging Markets
CDX.HY	–	Credit Derivatives Index – High Yield
CDX.IG	–	Credit Derivatives Index – Investment Grade

*	At the period end, cash of $1,150,000 has been received as collateral for these open swap and written swaption contracts.
**	At the period end, cash of $810,000 has been received as collateral for these open swap contracts.
(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(12)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$29,265,785	$—	$29,265,785
Collateralized Mortgage Obligations	—	36,183,928	—	36,183,928
Commercial Mortgage Backed Securities	—	17,864,723	—	17,864,723
Convertible Bonds (a)	—	2,896,375	—	2,896,375
Corporate Debt Obligations (a)	—	324,667,686	—	324,667,686
Foreign Government Agency Obligations	—	11,491,302	—	11,491,302
Foreign Government Obligations	—	50,027,503	—	50,027,503
Municipal Bonds	—	29,297,232	—	29,297,232
U.S. Government Agency Obligations	—	147,927,974	—	147,927,974
U.S. Treasury Obligations	44,754,979	—	—	44,754,979
Bank Loan Obligations (a)	—	2,889,016	—	2,889,016
Convertible Preferred Stocks (a)	212,000	—	—	212,000
Preferred Stocks (a)	—	3,956,040	—	3,956,040
Swaptions Purchased (a)	—	242,268	—	242,268
Short Term Investments			—
Certificates of Deposit (a)	—	16,575,224	—	16,575,224
Commercial Paper	—	60,686,100	—	60,686,100
Corporate Debt Obligations (a)	—	2,998,555	—	2,998,555
U.S. Government Agency Obligations	—	192,046,843	—	192,046,843
Mutual Funds	4,479,088	—	—	4,479,088

Total Short Term Investments	4,479,088	272,306,722	—	276,785,810

Total Investments	49,446,067	929,016,554	—	978,462,621

Financial Derivative Instruments
Futures Contracts	3,304,403	80,758	—	3,385,161
Forward Foreign Currency Exchange Contracts	—	2,940,482	—	2,940,482
Swap Contracts (a)	—	1,222,758	—	1,222,758

Total Financial Derivative Instruments	$3,304,403	$4,243,998	$—	$7,548,401

Liabilities
Financial Derivative Instruments
Futures Contracts	$(310,656)	$(29,522)	$—	$(340,178)
Forward Foreign Currency Exchange Contracts	—	(946,642)	—	(946,642)
Written Option Contracts (a)	(56,132)	(460,233)	—	(516,365)
Written Swaption Contracts	—	(1,273,145)	—	(1,273,145)
Swap Contracts (a)	—	(2,708,696)	—	(2,708,696)

Total Financial Derivative Instruments	$(366,788)	$(5,418,238)	$—	$(5,785,026)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value

INVESTMENT COMPANIES (1) – 100.0%
MFS Emerging Markets Equity Portfolio	2,029,466	$36,327,435
MFS International Growth Portfolio	5,008,870	72,528,433
MFS Value Portfolio	6,238,258	91,702,390
SCSM AllianceBernstein International Value Fund	4,376,102	45,905,308
SCSM BlackRock Inflation Protected Bond Fund	11,437,059	125,578,905
SCSM BlackRock International Index Fund	3,300,142	36,037,549
SCSM BlackRock Large Cap Index Fund	5,808,003	57,557,309
SCSM BlackRock Small Cap Index Fund	1,512,152	20,988,673
SCSM Columbia Small Cap Value Fund	2,729,921	31,475,993
SCSM Davis Venture Value Fund	5,831,522	72,427,504
SCSM Goldman Sachs Mid Cap Value Fund	6,091,066	62,920,710
SCSM Goldman Sachs Short Duration Fund	18,855,919	194,781,647
SCSM Ibbotson Tactical Opportunities Fund	32,714,429	363,784,450
SCSM Invesco Small Cap Growth Fund	1,462,655	18,093,039
SCSM Lord Abbett Growth & Income Fund	4,164,402	36,063,724
SCSM PIMCO High Yield Fund	7,203,723	71,316,854
SCSM PIMCO Total Return Fund	13,610,522	159,651,421
SCSM WMC Blue Chip Mid Cap Fund	3,395,383	54,054,503
SCSM WMC Large Cap Growth Fund	7,696,892	78,508,299
Sun Capital Global Real Estate Fund	4,352,817	52,625,559
Sun Capital Investment Grade Bond Fund®	12,940,728	123,842,769

Total Investment Companies (Cost $1,643,057,878)		1,806,172,474

Value
TOTAL INVESTMENTS – 100.0%
(Cost $1,643,057,878)	$1,806,172,474
Other assets less liabilities – 0.0% +	887,908

NET ASSETS – 100.0%	$1,807,060,382

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.
(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value

INVESTMENT COMPANIES (1) – 100.0%
MFS International Growth Portfolio	1,815,555	$26,289,230
MFS Value Portfolio	2,663,557	39,154,281
SCSM AllianceBernstein International Value Fund	1,684,524	17,670,655
SCSM BlackRock Inflation Protected Bond Fund	9,441,760	103,670,524
SCSM BlackRock International Index Fund	1,212,086	13,235,980
SCSM BlackRock Large Cap Index Fund	2,651,663	26,277,982
SCSM BlackRock Small Cap Index Fund	638,481	8,862,113
SCSM Columbia Small Cap Value Fund	1,148,518	13,242,415
SCSM Davis Venture Value Fund	1,759,245	21,849,827
SCSM Goldman Sachs Mid Cap Value Fund	2,540,322	26,241,524
SCSM Goldman Sachs Short Duration Fund	15,625,293	161,409,276
SCSM Ibbotson Tactical Opportunities Fund	7,910,109	87,960,414
SCSM Lord Abbett Growth & Income Fund	2,023,007	17,519,237
SCSM PIMCO High Yield Fund	4,338,912	42,955,228
SCSM PIMCO Total Return Fund	8,717,476	102,255,991
SCSM WMC Blue Chip Mid Cap Fund	1,653,860	26,329,454
SCSM WMC Large Cap Growth Fund	3,477,652	35,472,055
Sun Capital Investment Grade Bond Fund®	9,748,880	93,296,780

Total Investment Companies (Cost $791,581,332)		863,692,966

TOTAL INVESTMENTS – 100.0%
(Cost $791,581,332)		863,692,966
Other assets less liabilities – 0.0% +		356,368

NET ASSETS – 100.0%		$864,049,334

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.
(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value

INVESTMENT COMPANIES (1) – 100.0%
MFS Emerging Markets Equity Portfolio	697,809	$12,490,775
MFS International Growth Portfolio	2,592,614	37,541,056
MFS Value Portfolio	2,527,569	37,155,267
SCSM AllianceBernstein International Value Fund	1,790,410	18,781,398
SCSM BlackRock Inflation Protected Bond Fund	2,246,878	24,670,723
SCSM BlackRock International Index Fund	1,726,362	18,851,873
SCSM BlackRock Large Cap Index Fund	2,549,831	25,268,826
SCSM BlackRock Small Cap Index Fund	1,069,245	14,841,124
SCSM Columbia Small Cap Value Fund	1,084,842	12,508,229
SCSM Davis Venture Value Fund	3,953,491	49,102,354
SCSM Goldman Sachs Mid Cap Value Fund	3,298,261	34,071,037
SCSM Goldman Sachs Short Duration Fund	1,203,515	12,432,310
SCSM Ibbotson Tactical Opportunities Fund	11,225,172	124,823,907
SCSM Invesco Small Cap Growth Fund	974,376	12,053,031
SCSM Lord Abbett Growth & Income Fund	1,405,885	12,174,961
SCSM PIMCO Total Return Fund	4,167,906	48,889,534
SCSM WMC Blue Chip Mid Cap Fund	1,919,034	30,551,014
SCSM WMC Large Cap Growth Fund	4,292,372	43,782,198
Sun Capital Global Real Estate Fund	2,041,716	24,684,343
Sun Capital Investment Grade Bond Fund®	2,548,561	24,389,732

Total Investment Companies (Cost $535,668,364)		619,063,692

Value
TOTAL INVESTMENTS – 100.0%
(Cost $535,668,364)	$619,063,692
Liabilities in excess of other assets – 0.0% +	(140,187)

NET ASSETS – 100.0%	$618,923,505

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.
(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC AllianceBernstein International Value Fund	SC BlackRock International Index Fund	SC BlackRock Large Cap Index Fund	SC BlackRock Small Cap Index Fund	SC Goldman Sachs Mid Cap Value Fund
ASSETS
Investments, at value
Securities	$88,565,108	$69,706,389	$134,699,639	$218,324,816	$276,120,987

Total Investments	88,565,108	69,706,389	134,699,639	218,324,816	276,120,987
Cash	—	—	—	174,653	—
Foreign currency, at value	503,258	1,062,748	—	—	—
Margin deposits with broker	27,247	164,000	398,000	449,000	—
Interest and dividends receivable	268,072	210,715	155,237	259,984	335,737
Receivable for Fund shares sold	—	27,296	444,356	353	17,735
Receivable for investments sold	320,938	3,957	15,569	596,741	—
Variation margin receivable	5,996	10,076	30,883	81,352	25,380
Unrealized appreciation on forward foreign currency exchange contracts	13,440	—	—	—	—
Receivable due from Adviser	—	7,749	—	—	—
Other assets	728	57,249	1,093	1,878	691

Total Assets	89,704,787	71,250,179	135,744,777	219,888,777	276,500,530

LIABILITIES
Payable for investments purchased - regular delivery	1,928,592	1,183,110	4,024,863	125,802	—
Payable for Fund shares redeemed	442	—	39,478	192,499	51,512
Investment advisory fee payable	21,878	—	28,175	71,536	478,131
Distribution fee (Service Class) payable	424	131	2,083	13,758	3,621
Unrealized depreciation on forward foreign currency exchange contracts	78,291	—	—	—	—
Accrued expenses and other liabilities	69,054	27,518	44,824	43,466	1,536

Total Liabilities	2,098,681	1,210,759	4,139,423	447,061	534,800

NET ASSETS	$87,606,106	$70,039,420	$131,605,354	$219,441,716	$275,965,730

COMPOSITION OF NET ASSETS
Paid-in Capital	$71,506,793	$64,860,420	$100,492,817	$192,821,274	$165,631,405
Accumulated undistributed net investment income (loss)	3,056,005	1,120,363	2,156,584	1,187,272	4,658,023
Accumulated net realized gain (loss) on investments and foreign currency related transactions	6,505,369	113,994	17,434,713	4,734,728	38,966,067
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	6,537,939	3,944,643	11,521,240	20,698,442	66,710,235

	$87,606,106	$70,039,420	$131,605,354	$219,441,716	$275,965,730

Initial Class
Net Assets	$83,280,996	$68,586,353	$110,496,530	$80,890,613	$239,700,714
Shares of beneficial interest	7,941,187	6,279,873	11,152,617	5,826,088	23,210,719
Net asset value per share	$10.49	$10.92	$9.91	$13.88	$10.33

Service Class
Net Assets	$4,325,110	$1,453,067	$21,108,824	$138,551,103	$36,265,016
Shares of beneficial interest	414,107	133,254	2,086,022	10,121,945	3,528,357
Net asset value per share	$10.44	$10.90	$10.12	$13.69	$10.28

Investments, at cost	$81,985,538	$65,797,026	$123,276,920	$198,075,991	$209,639,325

Foreign currency, at cost	$498,772	$1,055,766	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC Columbia Small Cap Value Fund	SC Davis Venture Value Fund	SC Invesco Small Cap Growth Fund	SC Lord Abbett Growth & Income Fund	SC WMC Blue Chip Mid Cap Fund
ASSETS
Investments, at value
Securities	$70,374,364	$431,774,292	$45,116,265	$522,326,756	$193,949,458

Total Investments	70,374,364	431,774,292	45,116,265	522,326,756	193,949,458
Cash	272,230	292	1,216,919	—	3,321,463
Foreign currency, at value	—	79,615	—	—	—
Interest and dividends receivable	72,873	817,681	12,065	303,450	85,497
Receivable for Fund shares sold	14,267	5,731	853	8,391	10,595
Receivable for investments sold	693,128	2,506,454	518,815	4,207,404	1,385,415
Other assets	590	4,500	331	1,450	1,543

Total Assets	71,427,452	435,188,565	46,865,248	526,847,451	198,753,971

LIABILITIES
Payable for investments purchased - regular delivery	673,781	1,210,035	131,262	1,470,861	1,464,186
Payable for Fund shares redeemed	15,298	337,847	19,400	581,363	89,744
Investment advisory fee payable	45,623	260,692	28,680	726,489	125,461
Distribution fee (Service Class) payable	1,309	26,783	1,570	1,548	4,140
Accrued expenses and other liabilities	26,021	83,235	32,689	3,109	40,565

Total Liabilities	762,032	1,918,592	213,601	2,783,370	1,724,096

NET ASSETS	$70,665,420	$433,269,973	$46,651,647	$524,064,081	$197,029,875

COMPOSITION OF NET ASSETS
Paid-in Capital	$53,670,248	$320,875,310	$34,842,338	$293,917,814	$157,438,993
Accumulated undistributed net investment income (loss)	378,281	3,761,679	(141,781)	4,515,125	285,462
Accumulated net realized gain (loss) on investments and foreign currency related transactions	11,647,908	25,058,323	2,892,997	142,639,476	12,454,639
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	4,968,983	83,574,661	9,058,093	82,991,666	26,850,781

	$70,665,420	$433,269,973	$46,651,647	$524,064,081	$197,029,875

Initial Class
Net Assets	$57,443,706	$166,092,203	$30,638,121	$508,391,433	$155,564,131
Shares of beneficial interest	4,980,729	13,378,396	2,477,714	58,694,677	9,769,016
Net asset value per share	$11.53	$12.41	$12.37	$8.66	$15.92

Service Class
Net Assets	$13,221,714	$267,177,770	$16,013,526	$15,672,648	$41,465,744
Shares of beneficial interest	1,151,266	21,601,976	1,305,098	1,818,484	2,624,673
Net asset value per share	$11.48	$12.37	$12.27	$8.62	$15.80

Investments, at cost	$65,405,381	$348,214,293	$36,058,172	$439,335,125	$167,098,769

Foreign currency, at cost	$—	$79,559	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC WMC Large Cap Growth Fund	Sun Capital Global Real Estate Fund	SC Ibbotson Tactical Opportunities Fund	Sun Capital Investment Grade Bond Fund	Sun Capital Money Market Fund
ASSETS
Investments, at value
Securities	$196,015,677	$233,864,376	$581,859,550	$507,162,412	$194,522,194

Total Investments	196,015,677	233,864,376	581,859,550	507,162,412	194,522,194
Cash	13,290,010	—	—	—	—
Foreign currency, at value	—	136,643	—	—	—
Interest and dividends receivable	185,171	1,122,648	404,868	3,286,608	5,274
Receivable for Fund shares sold	238,687	21,804	—	782,434	567,369
Receivable for investments sold	1,350,845	23,212,073	—	25,285,150	—
Receivable due from Adviser	—	—	—	—	34,522
Other assets	2,212	2,576	4,407	3,909	1,914

Total Assets	211,082,602	258,360,120	582,268,825	536,520,513	195,131,273

LIABILITIES
Payable for investments purchased - regular delivery	4,444,381	46,255	5,573,539	4,092,252	—
Payable for investments purchased - delayed delivery	—	—	—	107,024,065	—
Payable for Fund shares redeemed	130,402	184,428	—	34,187	30,139
Investment advisory fee payable	117,618	196,476	165,130	209,439	—
Distribution fee (Service Class) payable	1,866	13,743	—	16,070	12,668
Accrued expenses and other liabilities	55,923	79,432	64,883	77,428	46,676

Total Liabilities	4,750,190	520,334	5,803,552	111,453,441	89,483

NET ASSETS	$206,332,412	$257,839,786	$576,465,273	$425,067,072	$195,041,790

COMPOSITION OF NET ASSETS
Paid-in Capital	$161,668,120	$277,886,623	$526,724,768	$405,327,949	$195,040,144
Accumulated undistributed net investment income (loss)	761,870	2,186,537	5,199,961	(16,716)	419
Accumulated net realized gain (loss) on investments, capital gains distributions from underlying funds and foreign currency related transactions	13,184,579	(75,912,386)	19,616,012	12,698,032	1,227
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	30,717,843	53,679,012	24,924,532	7,057,807	—

	$206,332,412	$257,839,786	$576,465,273	$425,067,072	$195,041,790

Initial Class
Net Assets	$187,556,385	$121,862,468	$576,465,273	$267,796,458	$71,677,363
Shares of beneficial interest	18,391,453	10,082,290	51,849,710	27,976,057	71,653,860
Net asset value per share	$10.20	$12.09	$11.12	$9.57	$1.00

Service Class
Net Assets	$18,776,027	$135,977,318	$—	$157,270,614	$123,364,427
Shares of beneficial interest	1,856,028	10,216,589	—	16,312,887	123,387,464
Net asset value per share	$10.12	$13.31	$—	$9.64	$1.00

Investments, at cost	$165,298,006	$180,187,255	$556,935,018	$500,105,111	$194,522,194

Foreign currency, at cost	$—	$136,018	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC BlackRock Inflation Protected Bond Fund	SC Goldman Sachs Short Duration Fund	SC PIMCO High Yield Fund	SC PIMCO Total Return Fund
ASSETS
Investments, at value
Securities	$486,031,535	$1,237,285,343	$188,759,370	$978,462,621

Total Investments	486,031,535	1,237,285,343	188,759,370	978,462,621
Cash	—	—	19,189	12,224
Foreign currency, at value	392	—	58,329	1,909,187
Margin deposits with broker	90,000	—	—	—
Cash collateral pledged to broker	510,000	—	—	—
Interest and dividends receivable	2,775,685	6,500,372	3,393,630	5,716,261
Receivable for Fund shares sold	290,983	271,200	97,851	798,846
Receivable for investments sold	—	46,551,649	—	—
Variation margin receivable	243,254	93,903	—	223,289
Unrealized appreciation on forward foreign currency exchange contracts	—	—	81,073	2,940,482
Unrealized appreciation on swaps	246,045	—	368,049	1,222,758
Swap premiums paid	—	—	25,469	4,472,451
Other assets	40,738	2,994	13,216	107,021

Total Assets	490,228,632	1,290,705,461	192,816,176	995,865,140

LIABILITIES
Forward sales contract, at value (proceeds receivable $0; $2,897,656; $0 and $0, respectively)	—	2,866,250	—	—
Payable for investments purchased - regular delivery	—	7,200,610	—	15,004,365
Payable for investments purchased - delayed delivery	—	78,464,688	748,125	41,771,027
Cash collateral received from broker	—	—	—	2,270,000
Payable for Fund shares redeemed	—	1,006,352	293,034	—
Investment advisory fee payable	475,404	1,210,627	207,051	866,314
Distribution fee (Service Class) payable	23,088	18,261	3,320	61,928
Options written (Premium $3,458,141; $0; $0 and $2,691,685, respectively)	3,182,910	—	—	1,789,510
Unrealized depreciation on forward foreign currency exchange contracts	1,027,383	—	133,134	946,642
Accrued expenses and other liabilities	14,423	6,422	1,078	91,449
Swap premiums received	—	—	207,300	2,285,963
Unrealized depreciation on swaps	852,923	—	—	2,708,696

Total Liabilities	5,576,131	90,773,210	1,593,042	67,795,894

NET ASSETS	$484,652,501	$1,199,932,251	$191,223,134	$928,069,246

COMPOSITION OF NET ASSETS
Paid-in Capital	$460,508,503	$1,180,315,962	$170,452,792	$886,053,160
Accumulated undistributed net investment income (loss)	537,435	(250,190)	468,919	(2,274,520)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	21,342,186	7,757,813	6,846,632	21,378,461
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	2,264,377	12,108,666	13,454,791	22,912,145

	$484,652,501	$1,199,932,251	$191,223,134	$928,069,246

Initial Class
Net Assets	$256,609,089	$1,021,080,519	$158,652,525	$317,419,879
Shares of beneficial interest	23,374,078	98,822,257	16,032,183	27,052,849
Net asset value per share	$10.98	$10.33	$9.90	$11.73

Service Class
Net Assets	$228,043,412	$178,851,732	$32,570,609	$610,649,367
Shares of beneficial interest	20,816,685	17,318,981	3,290,932	52,050,752
Net asset value per share	$10.95	$10.33	$9.90	$11.73

Investments, at cost	$483,270,377	$1,224,725,309	$175,632,013	$960,006,724

Foreign currency, at cost	$386	$—	$55,254	$1,908,013

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC Ibbotson Balanced Fund	SC Ibbotson Conservative Fund	SC Ibbotson Growth Fund
ASSETS
Investments, at value
Affiliated securities	$1,806,172,474	$863,692,966	$619,063,692

Total Investments	1,806,172,474	863,692,966	619,063,692
Cash	1,346,895	276,714	125,029
Interest and dividends receivable	1,817,093	1,313,796	299,279
Receivable for Fund shares sold	1,440,576	639,796	63,106
Other assets	14,603	7,787	6,120

Total Assets	1,810,791,641	865,931,059	619,557,226

LIABILITIES
Payable for investments purchased - regular delivery	3,163,988	1,590,510	424,308
Payable for Fund shares redeemed	13	23	2,744
Investment advisory fee payable	194,756	87,459	55,836
Distribution fee (Service Class) payable	180,343	86,599	61,644
Accrued expenses and other liabilities	192,159	117,134	89,189

Total Liabilities	3,731,259	1,881,725	633,721

NET ASSETS	$1,807,060,382	$864,049,334	$618,923,505

COMPOSITION OF NET ASSETS
Paid-in Capital	$1,554,956,877	$746,536,212	$469,828,404
Accumulated undistributed net investment income (loss)	26,550,864	16,220,692	9,592,478
Accumulated net realized gain (loss) on investments and capital gains from affiliated underlying funds	62,438,045	29,180,796	56,107,295
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	163,114,596	72,111,634	83,395,328

	$1,807,060,382	$864,049,334	$618,923,505

Initial Class
Net Assets	$2,776,712	$5,565,851	$2,128,887
Shares of beneficial interest	214,891	454,018	162,879
Net asset value per share	$12.92	$12.26	$13.07

Service Class
Net Assets	$1,804,283,670	$858,483,483	$616,794,618
Shares of beneficial interest	139,973,587	70,134,805	47,262,950
Net asset value per share	$12.89	$12.24	$13.05

Investments, at cost	$1,643,057,878	$791,581,332	$535,668,364

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC AllianceBernstein International Value Fund	SC BlackRock International Index Fund	SC BlackRock Large Cap Index Fund	SC BlackRock Small Cap Index Fund	SC Goldman Sachs Mid Cap Value Fund
INVESTMENT INCOME
Interest	$890	$340	$384	$8,222	$6,768
Dividends (net of foreign withholding taxes of $198,442; $133,364; $0; $300 and $0, respectively)	1,718,749	1,337,440	1,128,223	1,129,414	2,869,213

Total investment income	1,719,639	1,337,780	1,128,607	1,137,636	2,875,981

EXPENSES
Investment advisory fee	252,382	125,956	204,775	354,672	—
Unified management fee	—	—	—	—	1,511,996
Distribution fee (Service Class)	5,148	1,005	23,283	171,254	41,748
Custody	87,650	100,988	46,763	120,885	—
Accounting	25,275	25,275	25,275	25,275	—
Audit	23,902	24,795	18,348	18,348	—
Legal	3,254	2,526	7,037	15,066	3,344
Printing	4,890	3,988	6,966	17,563	—
Administration	22,848	19,183	29,526	42,514	—
Transfer agent	3,268	2,809	4,081	4,218	—
Trustees fees	1,932	1,475	2,716	4,338	6,937
Insurance	794	608	1,191	2,051	807
Miscellaneous fees	1,939	14,416	2,036	4,110	—

Total expenses	433,282	323,024	371,997	780,294	1,564,832

Less: Reduction of investment advisory fees or unified management fees	(126,491)	(125,956)	(54,435)	(38,608)	—
Reimbursement of operating expenses	—	(6,237)	—	—	—

Net expenses	306,791	190,831	317,562	741,686	1,564,832

Net investment income	1,412,848	1,146,949	811,045	395,950	1,311,149

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,491,722	25,193	57,235	8,343,142	16,547,409
Futures	21	91,142	92,532	(64,261)	(52,769)
Foreign currency related transactions	(77,494)	26,195	—	—	—

Net realized gain (loss)	2,414,249	142,530	149,767	8,278,881	16,494,640

Change in unrealized appreciation (depreciation) on:
Investments	(839,064)	1,930,971	5,297,549	2,258,042	7,514,489
Futures	17,938	12,693	43,755	400,380	234,495
Assets and liabilities in foreign currencies	(57,394)	(366)	—	19	—

Change in unrealized appreciation (depreciation)	(878,520)	1,943,298	5,341,304	2,658,441	7,748,984

Net realized and unrealized gain (loss)	1,535,729	2,085,828	5,491,071	10,937,322	24,243,624

Net increase (decrease) in net assets from operations	$2,948,577	$3,232,777	$6,302,116	$11,333,272	$25,554,773

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC Columbia Small Cap Value Fund	SC Davis Venture Value Fund	SC Invesco Small Cap Growth Fund	SC Lord Abbett Growth & Income Fund	SC WMC Blue Chip Mid Cap Fund
INVESTMENT INCOME
Interest	$—	$8,236	$—	$6,091	$21,041
Dividends (net of foreign withholding taxes of $515; $101,554; $0; $16,974 and $802, respectively)	463,333	4,145,319	91,624	3,730,297	1,087,334

Total investment income	463,333	4,153,555	91,624	3,736,388	1,108,375

EXPENSES
Investment advisory fee	295,601	1,603,559	178,038	—	731,523
Unified management fee	—	—	—	2,377,391	—
Distribution fee (Service Class)	16,410	335,473	17,357	18,600	51,698
Custody	36,299	55,945	21,494	—	30,163
Accounting	24,775	24,775	24,775	—	24,775
Audit	18,348	18,348	18,348	—	18,348
Legal	2,577	17,717	1,372	6,466	7,061
Printing	3,796	25,338	2,188	—	9,430
Administration	19,454	95,280	13,444	—	42,153
Transfer agent	3,627	4,671	3,081	—	4,917
Trustees fees	1,538	10,761	804	13,525	4,191
Insurance	643	4,911	359	1,694	1,684
Miscellaneous fees	1,144	6,147	827	—	2,241

Total expenses	424,212	2,202,925	282,087	2,417,676	928,184

Less: Reduction of investment advisory fees or unified management fees	(29,100)	—	(48,682)	(14,104)	—

Net expenses	395,112	2,202,925	233,405	2,403,572	928,184

Net investment income (loss)	68,221	1,950,630	(141,781)	1,332,816	180,191

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,923,592	8,389,777	1,578,254	62,577,325	16,163,582
Foreign currency related transactions	—	4,854	(41)	(1,090)	(19,257)

Net realized gain (loss)	1,923,592	8,394,631	1,578,213	62,576,235	16,144,325

Change in unrealized appreciation (depreciation) on:
Investments	9,627	1,312,775	2,656,343	(48,404,186)	(4,677,749)
Assets and liabilities in foreign currencies	—	9,578	—	35	92

Change in unrealized appreciation (depreciation)	9,627	1,322,353	2,656,343	(48,404,151)	(4,677,657)

Net realized and unrealized gain (loss)	1,933,219	9,716,984	4,234,556	14,172,084	11,466,668

Net increase (decrease) in net assets from operations	$2,001,440	$11,667,614	$4,092,775	$15,504,900	$11,646,859

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC WMC Large Cap Growth Fund	Sun Capital Global Real Estate Fund	SC Ibbotson Tactical Opportunities Fund	Sun Capital Investment Grade Bond Fund	Sun Capital Money Market Fund
INVESTMENT INCOME
Interest	$—	$3,639	$2,115	$8,928,693	$167,287
Dividends (net of foreign withholding taxes of $3,006; $167,133; $0; $0 and $0, respectively)	1,021,021	4,652,714	2,492,633	—	—

Total investment income	1,021,021	4,656,353	2,494,748	8,928,693	167,287

EXPENSES
Investment advisory fee	735,283	1,226,761	953,328	1,185,495	454,043
Distribution fee (Service Class)	23,947	174,914	—	175,816	142,721
Custody	51,419	67,186	37,133	45,783	23,841
Accounting	24,775	24,775	10,375	24,775	24,775
Audit	18,348	19,935	15,025	18,794	15,968
Legal	8,048	20,272	19,890	15,992	11,092
Printing	11,402	13,989	26,849	23,450	10,332
Administration	47,221	58,417	102,214	86,308	50,049
Transfer agent	5,061	5,695	1,909	5,207	4,115
Trustees fees	4,868	6,240	11,571	9,679	4,548
Insurance	1,990	2,809	4,790	4,262	2,090
Miscellaneous fees	2,840	3,780	3,393	4,624	2,172

Total expenses	935,202	1,624,773	1,186,477	1,600,185	745,746

Less: Reduction of investment advisory fees or unified management fees	(84,094)	(25,280)	—	—	(454,043)
Reimbursement of operating expenses	—	—	—	—	(184,562)

Net expenses	851,108	1,599,493	1,186,477	1,600,185	107,141

Net investment income	169,913	3,056,860	1,308,271	7,328,508	60,146

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	15,114,913	8,546,279	19,112,853	5,544,864	51
Foreign currency related transactions	119	162	—	(12,473)	—

Net realized gain (loss)	15,115,032	8,546,441	19,112,853	5,532,391	51

Change in unrealized appreciation (depreciation) on:
Investments	(5,609,095)	2,559,663	8,239,276	1,864,692	—
Assets and liabilities in foreign currencies	24	(1,656)	—	506	—

Change in unrealized appreciation (depreciation)	(5,609,071)	2,558,007	8,239,276	1,865,198	—

Net realized and unrealized gain (loss)	9,505,961	11,104,448	27,352,129	7,397,589	51

Net increase (decrease) in net assets from operations	$9,675,874	$14,161,308	$28,660,400	$14,726,097	$60,197

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC BlackRock Inflation Protected Bond Fund	SC Goldman Sachs Short Duration Fund	SC PIMCO High Yield Fund	SC PIMCO Total Return Fund
INVESTMENT INCOME
Interest	$10,506,992	$10,367,135	$7,100,991	$11,748,940
Dividends	—	—	23,438	171,525

Total investment income	10,506,992	10,367,135	7,124,429	11,920,465

EXPENSES
Unified management fee	1,408,287	3,764,476	678,468	2,679,157
Distribution fee (Service Class)	239,900	202,443	41,346	667,223
Legal	4,765	13,465	2,104	9,343
Trustees fees	9,822	28,407	4,415	19,702
Insurance	1,104	3,495	517	2,258

Total expenses	1,663,878	4,012,286	726,850	3,377,683

Less: Reduction of investment advisory fees or unified management fees	(10,675)	—	—	(21,566)

Net expenses	1,653,203	4,012,286	726,850	3,356,117

Net investment income	8,853,789	6,354,849	6,397,579	8,564,348

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,025,471	3,015,827	2,973,279	(5,237,481)
Futures	(418,723)	(1,736,407)	245,470	29,998
Written options	99,011	—	—	379,450
Swaps	588,109	—	55,300	1,704,590
Foreign currency related transactions	243,237	—	(547,768)	1,389,319

Net realized gain (loss)	8,537,105	1,279,420	2,726,281	(1,734,124)

Change in unrealized appreciation (depreciation) on:
Investments	4,321,619	1,928,714	(1,459,762)	10,815,022
Futures	1,287,164	(540,148)	(242,475)	3,725,739
Written options	264,324	—	—	1,838,947
Swaps	(21,680)	—	89,965	(2,627,952)
Assets and liabilities in foreign currencies	(382,946)	—	(243,315)	916,391

Change in unrealized appreciation (depreciation)	5,468,481	1,388,566	(1,855,587)	14,668,147

Net realized and unrealized gain (loss)	14,005,586	2,667,986	870,694	12,934,023

Net increase (decrease) in net assets from operations	$22,859,375	$9,022,835	$7,268,273	$21,498,371

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	SC Ibbotson Balanced Fund	SC Ibbotson Conservative Fund	SC Ibbotson Growth Fund
INVESTMENT INCOME
Dividends from affiliated underlying funds	$9,776,083	$7,206,370	$1,714,997

Total investment income	9,776,083	7,206,370	1,714,997

EXPENSES
Investment advisory fee	1,016,831	500,106	381,064
Distribution fee (Service Class)	2,030,732	993,491	759,759
Custody	77,365	47,436	41,246
Accounting	16,375	16,375	16,375
Audit	15,025	15,025	15,025
Legal	64,855	33,246	24,566
Printing	95,696	50,011	34,581
Administration	332,690	171,287	130,646
Transfer agent	2,957	2,902	3,318
Trustees fees	38,306	19,998	14,779
Insurance	15,914	8,489	6,676
Miscellaneous fees	16,097	10,780	8,725

Total expenses	3,722,843	1,869,146	1,436,760

Less: Reduction of investment advisory fees or unified management fees	(41,803)	(63,500)	(57,848)

Net expenses	3,681,040	1,805,646	1,378,912

Net investment income	6,095,043	5,400,724	336,085

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Affiliated investments	4,732,894	9,776,196	7,121,594

Net realized gain (loss)	4,732,894	9,776,196	7,121,594

Change in unrealized appreciation (depreciation) on:
Affiliated investments	56,211,763	14,956,972	20,297,897

Change in unrealized appreciation (depreciation)	56,211,763	14,956,972	20,297,897

Net realized and unrealized gain (loss)	60,944,657	24,733,168	27,419,491

Net increase (decrease) in net assets from operations	$67,039,700	$30,133,892	$27,755,576

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Sun Capital Advisers Trust

	SC AllianceBernstein International Value Fund		SC BlackRock International Index Fund		SC BlackRock Large Cap Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010*	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,412,848	$1,433,993	$1,146,949	$11,836	$811,045	$1,350,737
Net realized gain (loss)	2,414,249	4,761,611	142,530	(67,035)	149,767	17,406,046
Change in unrealized appreciation (depreciation)	(878,520)	(614,010)	1,943,298	2,001,345	5,341,304	(222,758)

Net increase (decrease) in net assets resulting from operations	2,948,577	5,581,594	3,232,777	1,946,146	6,302,116	18,534,025

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(5,066)	—	—	—	—
Service Class	—	(170)	—	—	—	—
Net realized gain on investments:
Initial Class	—	(1,243,366)	—	—	—	(216,837)
Service Class	—	(41,814)	—	—	—	(24,908)

Net decrease in net assets from distributions	—	(1,290,416)	—	—	—	(241,745)

SHARE TRANSACTIONS
Net proceeds from sales	13,383,363	34,934,924	12,862,703	53,063,106	21,427,840	53,409,421
Net proceeds from reinvestment of distributions	—	1,290,416	—	—	—	241,745
Cost of shares redeemed	(2,977,669)	(23,677,066)	(945,864)	(119,468)	(2,701,020)	(47,738,756)

Net increase (decrease) in net assets from share transactions	10,405,694	12,548,274	11,916,839	52,943,638	18,726,820	5,912,410

Total increase (decrease) in net assets	13,354,271	16,839,452	15,149,616	54,889,784	25,028,936	24,204,690
NET ASSETS
Beginning of period	74,251,835	57,412,383	54,889,804	20 **	106,576,418	82,371,728

End of period†	$87,606,106	$74,251,835	$70,039,420	$54,889,804	$131,605,354	$106,576,418

† Accumulated undistributed net investment income (loss)	$3,056,005	$1,643,157	$1,120,363	$(26,586)	$2,156,584	$1,345,539

*	For the period November 15, 2010 (commencement of operations) to December 31, 2010.
**	Amount represents initial seed investment.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC BlackRock Small Cap Index Fund		SC Goldman Sachs Mid Cap Value Fund		SC Columbia Small Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$395,950	$719,170	$1,311,149	$3,355,421	$68,221	$306,272
Net realized gain (loss)	8,278,881	46,763,334	16,494,640	23,083,327	1,923,592	10,133,361
Change in unrealized appreciation (depreciation)	2,658,441	(7,590,100)	7,748,984	23,569,954	9,627	(518,490)

Net increase (decrease) in net assets resulting from operations	11,333,272	39,892,404	25,554,773	50,008,702	2,001,440	9,921,143

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(155,615)	—	—	—	—
Service Class	—	(155,938)	—	—	—	—
Net realized gain on investments:
Initial Class	—	—	—	(5,643,760)	—	(3,503,453)
Service Class	—	—	—	(540,908)	—	(809,308)

Net decrease in net assets from distributions	—	(311,553)	—	(6,184,668)	—	(4,312,761)

SHARE TRANSACTIONS
Net proceeds from sales	59,609,804	13,269,153	24,561,778	74,814,561	9,927,532	22,139,445
Net proceeds from reinvestment of distributions	—	311,553	—	6,184,668	—	4,312,761
Cost of shares redeemed	(32,179,535)	(56,251,939)	(45,949,756)	(62,184,412)	(2,337,990)	(11,469,850)

Net increase (decrease) in net assets from share transactions	27,430,269	(42,671,233)	(21,387,978)	18,814,817	7,589,542	14,982,356

Total increase (decrease) in net assets	38,763,541	(3,090,382)	4,166,795	62,638,851	9,590,982	20,590,738
NET ASSETS
Beginning of period	180,678,175	183,768,557	271,798,935	209,160,084	61,074,438	40,483,700

End of period†	$219,441,716	$180,678,175	$275,965,730	$271,798,935	$70,665,420	$61,074,438

† Accumulated undistributed net investment income (loss)	$1,187,272	$791,322	$4,658,023	$3,346,874	$378,281	$310,060

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC Davis Venture Value Fund		SC Invesco Small Cap Growth Fund		SC Lord Abbett Growth & Income Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,950,630	$2,547,809	$(141,781)	$(148,181)	$1,332,816	$3,182,186
Net realized gain (loss)	8,394,631	31,572,627	1,578,213	1,661,528	62,576,235	81,513,204
Change in unrealized appreciation (depreciation)	1,322,353	18,973,697	2,656,343	4,731,050	(48,404,151)	6,557,057

Net increase (decrease) in net assets resulting from operations	11,667,614	53,094,133	4,092,775	6,244,397	15,504,900	91,252,447

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(1,027,110)	—	—	—	—
Service Class	—	(583,899)	—	—	—	—
Net realized gain on investments:
Initial Class	—	—	—	(1,478,663)	—	(22,281,747)
Service Class	—	—	—	(722,220)	—	(518,969)

Net decrease in net assets from distributions	—	(1,611,009)	—	(2,200,883)	—	(22,800,716)

SHARE TRANSACTIONS
Net proceeds from sales	17,237,287	101,561,755	12,913,917	9,254,259	18,318,566	87,295,175
Net proceeds from reinvestment of distributions	—	1,611,009	—	2,200,883	—	22,800,716
Cost of shares redeemed	(19,399,322)	(113,481,100)	(1,703,208)	(3,746,705)	(68,219,482)	(128,148,494)

Net increase (decrease) in net assets from share transactions	(2,162,035)	(10,308,336)	11,210,709	7,708,437	(49,900,916)	(18,052,603)

Total increase (decrease) in net assets	9,505,579	41,174,788	15,303,484	11,751,951	(34,396,016)	50,399,128
NET ASSETS
Beginning of period	423,764,394	382,589,606	31,348,163	19,596,212	558,460,097	508,060,969

End of period†	$433,269,973	$423,764,394	$46,651,647	$31,348,163	$524,064,081	$558,460,097

† Accumulated undistributed net investment income (loss)	$3,761,679	$1,811,049	$(141,781)	$—	$4,515,125	$3,182,309

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC WMC Blue Chip Mid Cap Fund		SC WMC Large Cap Growth Fund		Sun Capital Global Real Estate Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$180,191	$108,582	$169,913	$607,276	$3,056,860	$6,818,385
Net realized gain (loss)	16,144,325	15,478,147	15,115,032	22,548,882	8,546,441	21,437,170
Change in unrealized appreciation (depreciation)	(4,677,657)	14,767,047	(5,609,071)	13,271,194	2,558,007	6,098,216

Net increase (decrease) in net assets resulting from operations	11,646,859	30,353,776	9,675,874	36,427,352	14,161,308	34,353,771

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(60,133)	—	(545,213)	—	(12,598,073)
Service Class	—	—	—	(9,148)	—	(13,918,369)

Net decrease in net assets from distributions	—	(60,133)	—	(554,361)	—	(26,516,442)

SHARE TRANSACTIONS
Net proceeds from sales	25,082,213	65,448,862	15,580,463	54,836,305	10,980,729	40,263,351
Net proceeds from reinvestment of distributions	—	60,133	—	554,361	—	26,516,442
Cost of shares redeemed	(8,442,025)	(43,053,482)	(10,044,078)	(67,647,634)	(21,783,157)	(44,052,501)

Net increase (decrease) in net assets from share transactions	16,640,188	22,455,513	5,536,385	(12,256,968)	(10,802,428)	22,727,292

Total increase (decrease) in net assets	28,287,047	52,749,156	15,212,259	23,616,023	3,358,880	30,564,621
NET ASSETS
Beginning of period	168,742,828	115,993,672	191,120,153	167,504,130	254,480,906	223,916,285

End of period†	$197,029,875	$168,742,828	$206,332,412	$191,120,153	$257,839,786	$254,480,906

† Accumulated undistributed net investment income (loss)	$285,462	$105,271	$761,870	$591,957	$2,186,537	$(870,323)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC Ibbotson Tactical Opportunities Fund			Sun Capital Investment Grade Bond Fund		Sun Capital Money Market Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010*		Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,308,271	$3,857,285		$7,328,508	$10,282,898	$60,146	$153,247
Net realized gain (loss)	19,112,853	537,564		5,532,391	7,159,689	51	529
Change in unrealized appreciation (depreciation)	8,239,276	16,685,256		1,865,198	3,226,405	—	—

Net increase (decrease) in net assets resulting from operations	28,660,400	21,080,105		14,726,097	20,668,992	60,197	153,776

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	—		(4,852,616)	(7,412,008)	(60,149)	(153,247)
Service Class	—	—		(2,501,912)	(3,029,790)	—	—
Net realized gain on investments:
Initial Class	—	—		—	(681,253)	—	—
Service Class	—	—		—	(313,903)	—	—

Net decrease in net assets from distributions	—	—		(7,354,528)	(11,436,954)	(60,149)	(153,247)

SHARE TRANSACTIONS
Net proceeds from sales	95,295,186	434,362,406		48,808,809	200,395,252	72,311,508	151,481,767
Net proceeds from reinvestment of distributions	—	—		7,354,528	11,436,954	60,149	153,247
Cost of shares redeemed	(2,913,184)	(19,650)		(11,582,192)	(48,989,541)	(63,815,940)	(169,444,454)

Net increase (decrease) in net assets from share transactions	92,382,002	434,342,756		44,581,145	162,842,665	8,555,717	(17,809,440)

Total increase (decrease) in net assets	121,042,402	455,422,861		51,952,714	172,074,703	8,555,765	(17,808,911)
NET ASSETS
Beginning of period	455,422,871	10	**	373,114,358	201,039,655	186,486,025	204,294,936

End of period†	$576,465,273	$455,422,871		$425,067,072	$373,114,358	$195,041,790	$186,486,025

† Accumulated undistributed net investment income (loss)	$5,199,961	$3,891,690		$(16,716)	$9,304	$419	$422

*	For the period November 15, 2010 (commencement of operations) to December 31, 2010.
**	Amount represents initial seed investment.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC BlackRock Inflation Protected Bond Fund		SC Goldman Sachs Short Duration Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,853,789	$3,508,503	$6,354,849	$13,496,544
Net realized gain (loss)	8,537,105	13,896,047	1,279,420	9,186,082
Change in unrealized appreciation (depreciation)	5,468,481	(4,717,883)	1,388,566	998,471

Net increase (decrease) in net assets resulting from operations	22,859,375	12,686,667	9,022,835	23,681,097

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(5,068,946)	(2,042,941)	(5,869,831)	(13,719,331)
Service Class	(3,886,355)	(1,190,584)	(735,208)	(1,542,346)
Net realized gain on investments:
Initial Class	—	(1,815,579)	—	(972,991)
Service Class	—	(1,330,938)	—	(138,662)

Net decrease in net assets from distributions	(8,955,301)	(6,380,042)	(6,605,039)	(16,373,330)

SHARE TRANSACTIONS
Net proceeds from sales	96,046,628	193,206,634	111,349,900	300,846,678
Net proceeds from reinvestment of distributions	8,955,301	6,380,042	6,605,039	16,373,330
Cost of shares redeemed	(13,203,692)	(12,046,006)	(74,656,103)	(147,289,854)

Net increase (decrease) in net assets from share transactions	91,798,237	187,540,670	43,298,836	169,930,154

Total increase (decrease) in net assets	105,702,311	193,847,295	45,716,632	177,237,921
NET ASSETS
Beginning of period	378,950,190	185,102,895	1,154,215,619	976,977,698

End of period†	$484,652,501	$378,950,190	$1,199,932,251	$1,154,215,619

† Accumulated undistributed net investment income (loss)	$537,435	$638,947	$(250,190)	$—

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC PIMCO High Yield Fund		SC PIMCO Total Return Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,397,579	$10,503,313	$8,564,348	$10,423,575
Net realized gain (loss)	2,726,281	4,663,008	(1,734,124)	24,324,457
Change in unrealized appreciation (depreciation)	(1,855,587)	1,547,809	14,668,147	2,026,730

Net increase (decrease) in net assets resulting from operations	7,268,273	16,714,130	21,498,371	36,774,762

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(5,193,577)	(8,491,359)	(3,848,798)	(5,163,456)
Service Class	(1,101,306)	(1,965,640)	(6,403,667)	(7,131,257)
Net realized gain on investments:
Initial Class	—	(857,562)	—	(893,320)
Service Class	—	(202,216)	—	(1,377,736)

Net decrease in net assets from distributions	(6,294,883)	(11,516,777)	(10,252,465)	(14,565,769)

SHARE TRANSACTIONS
Net proceeds from sales	22,966,275	63,731,516	160,129,220	379,028,421
Net proceeds from reinvestment of distributions	6,294,883	11,516,777	10,252,465	14,565,769
Cost of shares redeemed	(11,563,558)	(24,995,144)	(9,965,833)	(47,950,269)

Net increase (decrease) in net assets from share transactions	17,697,600	50,253,149	160,415,852	345,643,921

Total increase (decrease) in net assets	18,670,990	55,450,502	171,661,758	367,852,914
NET ASSETS
Beginning of period	172,552,144	117,101,642	756,407,488	388,554,574

End of period†	$191,223,134	$172,552,144	$928,069,246	$756,407,488

† Accumulated undistributed net investment income (loss)	$468,919	$366,223	$(2,274,520)	$(586,403)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC Ibbotson Balanced Fund		SC Ibbotson Conservative Fund		SC Ibbotson Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,095,043	$12,819,808	$5,400,724	$6,715,912	$336,085	$5,451,060
Net realized gain (loss)	4,732,894	65,356,107	9,776,196	23,520,441	7,121,594	52,815,917
Change in unrealized appreciation (depreciation)	56,211,763	51,959,160	14,956,972	27,625,126	20,297,897	11,687,524

Net increase (decrease) in net assets resulting from operations	67,039,700	130,135,075	30,133,892	57,861,479	27,755,576	69,954,501

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(16,154)	—	(34,581)	—	(17,891)
Service Class	—	(9,758,906)	—	(7,460,635)	—	(7,020,584)
Net realized gain on investments:
Initial Class	—	(7,998)	—	(14,251)	—	(12,008)
Service Class	—	(6,259,087)	—	(3,749,369)	—	(5,614,337)

Net decrease in net assets from distributions	—	(16,042,145)	—	(11,258,836)	—	(12,664,820)

SHARE TRANSACTIONS
Net proceeds from sales	297,514,357	754,316,052	95,968,382	351,389,899	24,209,101	106,923,986
Net proceeds from reinvestment of distributions	—	16,042,145	—	11,258,836	—	12,664,820
Cost of shares redeemed	(3,421,014)	(5,242,404)	(23,795,197)	(14,007,370)	(23,580,379)	(35,071,730)

Net increase (decrease) in net assets from share transactions	294,093,343	765,115,793	72,173,185	348,641,365	628,722	84,517,076

Total increase (decrease) in net assets	361,133,043	879,208,723	102,307,077	395,244,008	28,384,298	141,806,757
NET ASSETS
Beginning of period	1,445,927,339	566,718,616	761,742,257	366,498,249	590,539,207	448,732,450

End of period†	$1,807,060,382	$1,445,927,339	$864,049,334	$761,742,257	$618,923,505	$590,539,207

† Accumulated undistributed net investment income (loss)	$26,550,864	$20,455,821	$16,220,692	$10,819,968	$9,592,478	$9,256,393

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC AllianceBernstein International Value Fund Initial Class Shares					SC AllianceBernstein International Value Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2011**	2010		2009	2008*	2011**	2010		2009	2008*
Net Asset Value, Beginning of Period	$10.11	$9.82		$7.92	$10.00	$10.09	$9.81		$7.92	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.18 †	0.19	†	0.22 †	0.01	0.18 †	0.16	†	0.21 †	0.02
Net realized and unrealized gain (loss) on investments	0.20	0.25		2.13	(2.07)	0.17	0.27		2.11	(2.09)

Total from Investment Operations	0.38	0.44		2.35	(2.06)	0.35	0.43		2.32	(2.07)

Less Distributions from:
Net investment income	—	(0.00	)(e)	(0.22)	(0.02)	—	(0.00	)(e)	(0.20)	(0.01)
Net realized gain on investments	—	(0.15)		(0.23)	—	—	(0.15)		(0.23)	—

Total distributions	—	(0.15)		(0.45)	(0.02)	—	(0.15)		(0.43)	(0.01)

Net Asset Value, End of Period	$10.49	$10.11		$9.82	$7.92	$10.44	$10.09		$9.81	$7.92

Total Return (b)	3.76%	4.62%		29.71%	(20.64)%	3.47%	4.52%		29.26%	(20.69)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$83,281	$71,186		$55,746	$9,763	$4,325	$3,065		$1,666	$2,051
Ratio to average net assets:
Net expenses (a)(c)(d)	0.75%	0.75%		0.75%	0.75%	1.00%	1.00%		1.00%	1.00%
Gross expenses (a)(d)	1.07%	1.06%		1.38%	6.64%	1.32%	1.31%		1.69%	4.64%
Net investment income (loss) (a)(c)(d)	3.53%	2.01%		2.47%	1.18%	3.38%	1.65%		2.35%	1.07%
Portfolio turnover rate	23%	60%		49%	7%	23%	60%		49%	7%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock International Index Fund Initial Class Shares			SC BlackRock International Index Fund Service Class Shares
	Years Ended December 31,			Years Ended December 31,
	2011**	2010*		2011**	2010*
Net Asset Value, Beginning of Period	$10.38	$10.00		$10.37	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.19 †	0.00	†(e)	0.20 †	(0.00	)†(e)
Net realized and unrealized gain (loss) on investments	0.35	0.38		0.33	0.37

Total from Investment Operations	0.54	0.38		0.53	0.37

Less Distributions from:
Net investment income	—	—		—	—
Net realized gain on investments	—	—		—	—

Total distributions	—	—		—	—

Net Asset Value, End of Period	$10.92	$10.38		$10.90	$10.37

Total Return (b)	5.20%	3.80%		5.11%	3.70%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$68,586	$54,635		$1,453	$255
Ratio to average net assets:
Net expenses (a)(c)(d)	0.60%	0.60%		0.85%	0.85%
Gross expenses (a)(d)	1.02%	2.27%		1.31%	5.60%
Net investment income (loss) (a)(c)(d)	3.64%	0.18%		3.83%	(0.07)%
Portfolio turnover rate	2%	1%		2%	1%

*	For the period November 15, 2010 (commencement of operations) to December 31, 2010.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock Large Cap Index Fund Initial Class Shares						SC BlackRock Large Cap Index Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011*	2010	2009	2008	2007	2006	2011*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.37	$8.04	$6.70	$10.77	$12.37	$10.47	$9.59	$8.25	$6.87	$11.03	$12.65	$10.70

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.07 †	0.10 †	0.11 †	0.04	0.12	0.17	0.06 †	0.09 †	0.10 †	0.10	0.08	0.12
Net realized and unrealized gain (loss) on investments	0.47	1.25	1.30	(4.03)	(0.84)	1.93	0.47	1.27	1.33	(4.19)	(0.84)	2.00

Total from Investment Operations	0.54	1.35	1.41	(3.99)	(0.72)	2.10	0.53	1.36	1.43	(4.09)	(0.76)	2.12

Less Distributions from:
Net investment income	—	—	(0.07)	(0.05)	(0.10)	(0.16)	—	—	(0.05)	(0.04)	(0.08)	(0.13)
Net realized gain on investments	—	(0.02)	—	(0.03)	(0.78)	(0.04)	—	(0.02)	—	(0.03)	(0.78)	(0.04)

Total distributions	—	(0.02)	(0.07)	(0.08)	(0.88)	(0.20)	—	(0.02)	(0.05)	(0.07)	(0.86)	(0.17)

Net Asset Value, End of Period	$9.91	$9.37	$8.04	$6.70	$10.77	$12.37	$10.12	$9.59	$8.25	$6.87	$11.03	$12.65

Total Return (b)	5.76%	16.76%	21.09%	(37.06)%	(5.81)%	20.07%	5.53%	16.45%	20.85%	(37.15)%	(6.07)%	19.78%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$110,497	$90,267	$70,638	$8,366	$5,544	$6,183	$21,109	$16,309	$11,734	$4,974	$7,808	$5,262
Ratios to average net assets:
Net expenses (a)(c)(d)	0.50%	0.85%	0.90%	0.90%	0.90%	0.90%	0.75%	1.09%	1.15%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	0.60%	0.86%	1.13%	2.08%	1.81%	2.47%	0.85%	1.10%	1.44%	2.34%	2.05%	2.62%
Net investment income (loss) (a)(c)(d)	1.43%	1.23%	1.55%	1.39%	0.89%	1.47%	1.18%	1.02%	1.37%	1.05%	0.63%	1.44%
Portfolio turnover rate	1%	235%	109%	189%	63%	135%	1%	235%	109%	189%	63%	135%

*	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock Small Cap Index Fund Initial Class Shares						SC BlackRock Small Cap Index Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011**	2010	2009	2008	2007	2006	2011**	2010	2009	2008		2007	2006*
Net Asset Value, Beginning of Period	$13.12	$10.58	$7.74	$12.98	$15.02	$13.79	$12.95	$10.45	$7.66	$12.85		$14.99	$15.56

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.05 †	0.06 †	0.04 †	0.03	0.05	0.01	0.02 †	0.04 †	0.02 †	(0.00	)(e)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.71	2.52	2.81	(4.82)	(0.23)	1.82	0.72	2.47	2.78	(4.77)		(0.29)	0.04

Total from Investment Operations	0.76	2.58	2.85	(4.79)	(0.18)	1.83	0.74	2.51	2.80	(4.77)		(0.28)	0.03

Less Distributions from:
Net investment income	—	(0.04)	(0.01)	(0.03)	—	—	—	(0.01)	(0.01)	(0.00	)(e)	—	—
Net realized gain on investments	—	—	—	(0.42)	(1.86)	(0.60)	—	—	—	(0.42)		(1.86)	(0.60)

Total distributions	—	(0.04)	(0.01)	(0.45)	(1.86)	(0.60)	—	(0.01)	(0.01)	(0.42)		(1.86)	(0.60)

Net Asset Value, End of Period	$13.88	$13.12	$10.58	$7.74	$12.98	$15.02	$13.69	$12.95	$10.45	$7.66		$12.85	$14.99

Total Return (b)	5.79%	24.46%	36.77%	(37.99)%	(1.44)%	13.60%	5.71%	24.07%	36.50%	(38.14)%		(2.11)%	0.48%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$80,891	$45,720	$48,950	$38,435	$72,741	$87,215	$138,551	$134,958	$134,819	$115,098		$105,377	$25
Ratios to average net assets:
Net expenses (a)(c)(d)	0.60%	0.95%	1.00%	1.00%	1.00%	1.00%	0.85%	1.20%	1.25%	1.25%		1.25%	1.25%
Gross expenses (a)(d)	0.64%	0.99%	1.21%	1.29%	1.38%	1.42%	0.90%	1.23%	1.46%	1.55%		1.61%	1.82%
Net investment income (loss) (a)(c)(d)	0.67%	0.57%	0.45%	0.21%	0.31%	0.02%	0.32%	0.34%	0.20%	0.04%		(0.06)%	(0.09)%
Portfolio turnover rate	28%	131%	132%	126%	126%	206%	28%	131%	132%	126%		126%	206%

*	For the period from May 1, 2006 (commencement of operations – Service Class Shares) through December 31, 2006.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expenses reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Mid Cap Value Fund Initial Class Shares				SC Goldman Sachs Mid Cap Value Fund Service Class Shares
	Years Ended December 31,				Years Ended December 31,
	2011**	2010	2009	2008*	2011**	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.45	$7.93	$6.93	$10.00	$9.41	$7.93	$6.93	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.05 †	0.12 †	0.11 †	0.05	0.04 †	0.10 †	0.09 †	0.07
Net realized and unrealized gain (loss) on investments	0.83	1.61	1.68	(3.06)	0.83	1.59	1.68	(3.09)

Total from Investment Operations	0.88	1.73	1.79	(3.01)	0.87	1.69	1.77	(3.02)

Less Distributions from:
Net investment income	—	—	(0.08)	(0.06)	—	—	(0.06)	(0.05)
Net realized gain on investments	—	(0.21)	(0.71)	—	—	(0.21)	(0.71)	—

Total distributions	—	(0.21)	(0.79)	(0.06)	—	(0.21)	(0.77)	(0.05)

Net Asset Value, End of Period	$10.33	$9.45	$7.93	$6.93	$10.28	$9.41	$7.93	$6.93

Total Return (b)	9.31%	22.13%	25.68%	(30.07)%	9.25%	21.62%	25.38%	(30.21)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$239,701	$245,161	$190,461	$6,496	$36,265	$26,638	$18,699	$4,452
Ratio to average net assets:
Net expenses (a)(c)(d)	1.06%	1.06%	1.06%	1.07%	1.31%	1.31%	1.31%	1.32%
Gross expenses (a)(d)	1.06%	1.06%	1.06%	1.08%	1.31%	1.31%	1.31%	1.32%
Net investment income (loss) (a)(c)(d)	0.93%	1.41%	1.45%	2.10%	0.73%	1.18%	1.15%	1.65%
Portfolio turnover rate	17%	65%	159%	90%	17%	65%	159%	90%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Columbia Small Cap Value Fund Initial Class Shares				SC Columbia Small Cap Value Fund Service Class Shares
	Years Ended December 31,				Years Ended December 31,
	2011**	2010	2009	2008*	2011**		2010	2009	2008*
Net Asset Value, Beginning of Period	$11.18	$10.08	$7.97	$10.00	$11.14		$10.07	$7.97	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01 †	0.07 †	0.06 †	0.01	(0.00	)†(e)	0.05 †	0.04 †	0.01
Net realized and unrealized gain (loss) on investments	0.34	1.93	2.38	(2.03)	0.34		1.92	2.36	(2.03)

Total from Investment Operations	0.35	2.00	2.44	(2.02)	0.34		1.97	2.40	(2.02)

Less Distributions from:
Net investment income	—	—	(0.05)	(0.01)	—		—	(0.02)	(0.01)
Net realized gain on investments	—	(0.90)	(0.28)	—	—		(0.90)	(0.28)	—

Total distributions	—	(0.90)	(0.33)	(0.01)	—		(0.90)	(0.30)	(0.01)

Net Asset Value, End of Period	$11.53	$11.18	$10.08	$7.97	$11.48		$11.14	$10.07	$7.97

Total Return (b)	3.13%	21.62%	30.52%	(20.15)%	3.05%		21.33%	30.07%	(20.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$57,444	$48,782	$33,674	$4,316	$13,222		$12,293	$6,809	$1,424
Ratio to average net assets:
Net expenses (a)(c)(d)	1.15%	1.15%	1.15%	1.15%	1.40%		1.40%	1.40%	1.40%
Gross expenses (a)(d)	1.24%	1.41%	1.54%	8.84%	1.49%		1.67%	1.87%	6.68%
Net investment income (loss) (a)(c)(d)	0.26%	0.68%	0.65%	1.18%	(0.00	)%(e)	0.47%	0.44%	0.72%
Portfolio turnover rate	15%	139%	110%	28%	15%		139%	110%	28%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Initial Class Shares						SC Davis Venture Value Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011**	2010	2009	2008	2007	2006	2011**	2010	2009	2008	2007	2006*
Net Asset Value, Beginning of Period	$12.08	$10.75	$8.34	$13.65	$13.17	$11.56	$12.05	$10.72	$8.32	$13.61	$13.15	$12.08

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.07 †	0.08 †	0.06 †	0.10	0.17	0.09	0.05 †	0.05 †	0.04 †	0.06	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.26	1.30	2.39	(5.21)	0.39	1.61	0.27	1.31	2.37	(5.17)	0.39	1.12

Total from Investment Operations	0.33	1.38	2.45	(5.11)	0.56	1.70	0.32	1.36	2.41	(5.11)	0.51	1.16

Less Distributions from:
Net investment income	—	(0.05)	(0.04)	(0.09)	(0.08)	(0.09)	—	(0.03)	(0.01)	(0.07)	(0.05)	(0.09)
Net realized gain on investments	—	—	—	(0.11)	—	—	—	—	—	(0.11)	—	—

Total distributions	—	(0.05)	(0.04)	(0.20)	(0.08)	(0.09)	—	(0.03)	(0.01)	(0.18)	(0.05)	(0.09)

Net Asset Value, End of Period	$12.41	$12.08	$10.75	$8.34	$13.65	$13.17	$12.37	$12.05	$10.72	$8.32	$13.61	$13.15

Total Return (b)	2.81%	12.92%	29.39%	(37.81)%	4.23%	14.77%	2.66%	12.68%	29.02%	(37.93)%	3.91%	9.66%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$166,092	$157,652	$147,350	$31,868	$52,861	$61,438	$267,178	$266,112	$235,240	$82,041	$27,764	$27
Ratios to average net assets:
Net expenses (a)(c)(d)	0.87%	0.87%	0.90%	0.90%	0.90%	0.90%	1.12%	1.12%	1.15%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	0.87%	0.87%	0.93%	1.11%	1.11%	1.16%	1.12%	1.12%	1.18%	1.35%	1.35%	1.43%
Net investment income (loss) (a)(c)(d)	1.07%	0.73%	0.62%	0.86%	1.06%	0.74%	0.82%	0.49%	0.41%	0.65%	0.68%	0.48%
Portfolio turnover rate	6%	39%	17%	19%	10%	16%	6%	39%	17%	19%	10%	16%

*	For the period from May 1, 2006 (commencement of operations – Service Class Shares) through December 31, 2006.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Initial Class Shares					SC Invesco Small Cap Growth Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2011**	2010	2009	2008*		2011**	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.06	$9.59	$7.51	$10.00		$10.99	$9.55	$7.50	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.04)†	(0.05)†	(0.02)†	(0.00	)(e)	(0.05)†	(0.08)†	(0.04)†	(0.01)
Net realized and unrealized gain (loss) on investments	1.35	2.39	2.41	(2.49)		1.33	2.39	2.40	(2.49)

Total from Investment Operations	1.31	2.34	2.39	(2.49)		1.28	2.31	2.36	(2.50)

Less Distributions from:
Net investment income	—	—	—	—		—	—	—	—
Net realized gain on investments	—	(0.87)	(0.31)	—		—	(0.87)	(0.31)	—

Total distributions	—	(0.87)	(0.31)	—		—	(0.87)	(0.31)	—

Net Asset Value, End of Period	$12.37	$11.06	$9.59	$7.51		$12.27	$10.99	$9.55	$7.50

Total Return (b)	11.84%	26.08%	31.75%	(24.90)%		11.65%	25.86%	31.39%	(25.00)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$30,638	$20,587	$13,109	$2,530		$16,014	$10,761	$6,488	$1,544
Ratio to average net assets:
Net expenses (a)(c)(d)	1.15%	1.15%	1.15%	1.15%		1.40%	1.40%	1.40%	1.40%
Gross expenses (a)(d)	1.41%	1.63%	2.17%	11.09%		1.66%	1.88%	2.48%	9.42%
Net investment income (loss) (a)(c)(d)	(0.66)%	(0.53)%	(0.25)%	(0.40)%		(0.91)%	(0.78)%	(0.51)%	(0.72)%
Portfolio turnover rate	13%	42%	114%	4%		13%	42%	114%	4%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Initial Class Shares				SC Lord Abbett Growth & Income Fund Service Class Shares
	Years Ended December 31,				Years Ended December 31,
	2011**	2010	2009	2008*	2011**	2010	2009	2008*
Net Asset Value, Beginning of Period	$8.44	$7.52	$7.08	$10.00	$8.41	$7.51	$7.08	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02 †	0.05 †	0.05 †	0.06	0.01 †	0.03 †	0.04 †	0.06
Net realized and unrealized gain (loss) on investments	0.20	1.20	1.22	(2.92)	0.20	1.20	1.19	(2.93)

Total from Investment Operations	0.22	1.25	1.27	(2.86)	0.21	1.23	1.23	(2.87)

Less Distributions from:
Net investment income	—	—	(0.05)	(0.06)	—	—	(0.02)	(0.05)
Net realized gain on investments	—	(0.33)	(0.78)	—	—	(0.33)	(0.78)	—

Total distributions	—	(0.33)	(0.83)	(0.06)	—	(0.33)	(0.80)	(0.05)

Net Asset Value, End of Period	$8.66	$8.44	$7.52	$7.08	$8.62	$8.41	$7.51	$7.08

Total Return (b)	2.61%	17.19%	17.85%	(28.54)%	2.50%	16.94%	17.41%	(28.68)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$508,391	$544,716	$498,639	$2,229	$15,673	$13,744	$9,422	$2,620
Ratio to average net assets:
Net expenses (a)(c)(d)	0.87%	0.87%	0.87%	0.87%	1.12%	1.12%	1.12%	1.12%
Gross expenses (a)(d)	0.88%	0.88%	0.88%	0.90%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss) (a)(c)(d)	0.49%	0.62%	0.68%	1.71%	0.24%	0.36%	0.49%	1.48%
Portfolio turnover rate	33%	63%	83%	73%	33%	63%	83%	73%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Initial Class Shares								SC WMC Blue Chip Mid Cap Fund Service Class Shares
	Years Ended December 31,								Years Ended December 31,
	2011**	2010	2009		2008	2007		2006	2011**		2010	2009		2008*
Net Asset Value, Beginning of Period	$14.92	$12.12	$9.32		$17.95	$19.04		$20.60	$14.82		$12.07	$9.30		$15.70

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02 †	0.02 †	0.02	†	0.01	(0.00	)(e)	0.18	(0.00	)†(e)	(0.01)†	(0.01	)†	0.02
Net realized and unrealized gain (loss) on investments	0.98	2.79	2.78		(5.41)	2.87		1.87	0.98		2.76	2.78		(3.19)

Total from Investment Operations	1.00	2.81	2.80		(5.40)	2.87		2.05	0.98		2.75	2.77		(3.17)

Less Distributions from:
Net investment income	—	(0.01)	(0.00	)(e)	(0.03)	(0.25)		—	—		—	(0.00	)(e)	(0.03)
Net realized gain on investments	—	—	—		(3.20)	(3.71)		(3.61)	—		—	—		(3.20)

Total distributions	—	(0.01)	(0.00	)(e)	(3.23)	(3.96)		(3.61)	—		—	(0.00	)(e)	(3.23)

Net Asset Value, End of Period	$15.92	$14.92	$12.12		$9.32	$17.95		$19.04	$15.80		$14.82	$12.07		$9.30

Total Return (b)	6.70%	23.17%	30.07%		(35.14)%	15.41%		11.30%	6.61%		22.78%	29.96%		(26.06)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$155,564	$128,115	$75,745		$45,842	$85,438		$94,632	$41,466		$40,627	$40,249		$31,137
Ratio to average net assets:
Net expenses (a)(c)(d)	0.96%	0.99%	1.00%		1.00%	1.00%		1.00%	1.21%		1.24%	1.25%		1.25%
Gross expenses (a)(d)	0.96%	0.99%	1.10%		1.21%	1.14%		1.14%	1.21%		1.24%	1.35%		1.47%
Net investment income (loss) (a)(c)(d)	0.26%	0.17%	0.17%		0.05%	(0.17)%		0.92%	(0.01)%		(0.11)%	(0.09)%		0.02%
Portfolio turnover rate	34%	69%	82%		104%	75%		83%	34%		69%	82%		104%

*	For the period March 7, 2008 (commencement of operations – Service Class Shares) through December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout the period:

	SC WMC Large Cap Growth Fund Initial Class Shares							SC WMC Large Cap Growth Fund Service Class Shares
	Years Ended December 31,							Years Ended December 31,
	2011***	2010	2009	2008		2007*		2011***		2010		2009	2008		2007	2006**
Net Asset Value, Beginning of Period	$9.71	$8.15	$5.95	$10.65		$9.99		$9.65		$8.10		$5.92	$10.63		$9.98	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01 †	0.03 †	0.04 †	0.04		(0.00	)(e)	(0.00	)†(e)	0.01	†	0.03 †	0.02		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.48	1.55	2.17	(4.74)		0.69		0.47		1.54		2.16	(4.73)		0.70	(0.01)

Total from Investment Operations	0.49	1.58	2.21	(4.70)		0.69		0.47		1.55		2.19	(4.71)		0.68	(0.02)

Less Distributions from:
Net investment income	—	(0.02)	(0.01)	—		—		—		(0.00	)(e)	(0.01)	—		—	—
Net realized gain on investments	—	—	—	(0.00	)(e)	(0.03)		—		—		—	(0.00	)(e)	(0.03)	—

Total distributions	—	(0.02)	(0.01)	(0.00	)(e)	(0.03)		—		(0.00	)(e)	(0.01)	(0.00	)(e)	(0.03)	—

Net Asset Value, End of Period	$10.20	$9.71	$8.15	$5.95		$10.65		$10.12		$9.65		$8.10	$5.92		$10.63	$9.98

Total Return (b)	5.05%	19.50%	37.23%	(44.12)%		6.88%		4.87%		19.19%		37.08%	(44.30)%		6.78%	(0.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$187,556	$172,338	$149,621	$34,599		$62,680		$18,776		$18,782		$17,883	$15,518		$33,064	$3,810
Ratios to average net assets:
Net expenses (a)(c)(d)	0.84%	0.81%	0.81%	0.81%		0.81%		1.09%		1.06%		1.06%	1.06%		1.06%	1.06%
Gross expenses (a)(d)	0.93%	0.92%	1.05%	1.17%		1.06%		1.18%		1.17%		1.33%	1.43%		1.46%	5.26%
Net investment income (loss) (a)(c)(d)	0.20%	0.34%	0.60%	0.43%		0.01%		(0.05)%		0.09%		0.46%	0.17%		(0.25)%	(0.10)%
Portfolio turnover rate	31%	77%	72%	265%		307%		31%		77%		72%	265%		307%	110%

*	For the period April 2, 2007 (commencement of operations – Initial Class Shares) through December 31, 2007.
**	For the period May 1, 2006 (commencement of operations – Service Class Shares) through December 31, 2006.
***	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Initial Class Shares						Sun Capital Global Real Estate Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011*	2010	2009	2008	2007	2006	2011*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.44	$11.23	$8.99	$18.24	$24.60	$18.80	$12.61	$12.25	$9.77	$19.66	$26.23	$19.97

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.15 †	0.34 †	0.32 †	0.18	0.66	0.81	0.14 †	0.34 †	0.32 †	0.18	0.40	0.64
Net realized and unrealized gain (loss) on investments	0.50	1.28	2.35	(7.53)	(3.70)	6.37	0.56	1.40	2.56	(8.22)	(3.71)	6.94

Total from Investment Operations	0.65	1.62	2.67	(7.35)	(3.04)	7.18	0.70	1.74	2.88	(8.04)	(3.31)	7.58

Less Distributions from:
Net investment income	—	(1.41)	(0.36)	(0.39)	(0.36)	(0.37)	—	(1.38)	(0.33)	(0.34)	(0.30)	(0.31)
Net realized gain on investments	—	—	(0.07)	(1.51)	(2.96)	(1.01)	—	—	(0.07)	(1.51)	(2.96)	(1.01)

Total distributions	—	(1.41)	(0.43)	(1.90)	(3.32)	(1.38)	—	(1.38)	(0.40)	(1.85)	(3.26)	(1.32)

Net Asset Value, End of Period	$12.09	$11.44	$11.23	$8.99	$18.24	$24.60	$13.31	$12.61	$12.25	$9.77	$19.66	$26.23

Total Return (b)	5.68%	15.28%	30.09%	(44.73)%	(13.13)%	38.96%	5.55%	14.94%	29.83%	(44.89)%	(13.34)%	38.64%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$121,862	$111,981	$84,988	$45,841	$87,441	$121,197	$135,977	$142,500	$138,929	$126,838	$173,065	$106,954
Ratios to average net assets:
Net expenses (a)(c)(d)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Gross expenses (a)(d)	1.12%	1.11%	1.17%	1.23%	1.18%	1.19%	1.37%	1.37%	1.43%	1.48%	1.43%	1.44%
Net investment income (loss) (a)(c)(d)	2.54%	3.07%	3.52%	1.28%	2.65%	3.08%	2.22%	2.80%	3.33%	1.15%	2.82%	2.95%
Portfolio turnover rate	6%	40%	110%	76%	25%	44%	6%	40%	110%	76%	25%	44%

*	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Tactical Opportunities Fund Initial Class Shares
	Years Ended December 31,
	2011**	2010*
Net Asset Value, Beginning of Period	$10.52	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.03 †	0.09 †
Net realized and unrealized gain (loss) on investments	0.57	0.43

Total from Investment Operations	0.60	0.52

Less Distributions from:
Net investment income	—	—
Net realized gain on investments	—	—
Capital	—	—

Total distributions	—	—

Net Asset Value, End of Period	$11.12	$10.52

Total Return (b)	5.70%	5.20%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$576,465	$455,423
Ratios to average net assets:
Net expenses (a)(c)(d)(e)	0.46%	0.50%
Gross expenses (a)(d)(e)	0.46%	0.60%
Net investment income (loss) (a)(c)(d)(e)	0.50%	7.56%
Portfolio turnover rate (f)	58%	17%

*	For the period November 15, 2010 (commencement of operations) to December 31, 2010.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Initial Class Shares						Sun Capital Investment Grade Bond Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011*	2010	2009	2008	2007	2006	2011*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.39	$9.06	$7.84	$9.48	$9.62	$9.72	$9.46	$9.12	$7.90	$9.55	$9.69	$9.79

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.18 †	0.32 †	0.39 †	0.51	0.49	0.50	0.17 †	0.30 †	0.37 †	0.49	0.47	0.47
Net realized and unrealized gain (loss) on investments	0.18	0.37	1.23	(1.65)	(0.14)	0.00 (e)	0.18	0.38	1.23	(1.66)	(0.14)	0.01

Total from Investment Operations	0.36	0.69	1.62	(1.14)	0.35	0.50	0.35	0.68	1.60	(1.17)	0.33	0.48

Less Distributions from:
Net investment income	(0.18)	(0.33)	(0.39)	(0.50)	(0.49)	(0.47)	(0.17)	(0.31)	(0.37)	(0.48)	(0.47)	(0.45)
Net realized gain on investments	—	(0.03)	(0.01)	—	—	(0.11)	—	(0.03)	(0.01)	—	—	(0.11)
Capital	—	—	—	—	—	(0.02)	—	—	—	—	—	(0.02)

Total distributions	(0.18)	(0.36)	(0.40)	(0.50)	(0.49)	(0.60)	(0.17)	(0.34)	(0.38)	(0.48)	(0.47)	(0.58)

Net Asset Value, End of Period	$9.57	$9.39	$9.06	$7.84	$9.48	$9.62	$9.64	$9.46	$9.12	$7.90	$9.55	$9.69

Total Return (b)	3.86%	7.67%	21.00%	(12.47)%	3.75%	5.39%	3.72%	7.49%	20.58%	(12.67)%	3.51%	5.13%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$267,796	$245,190	$136,827	$35,941	$40,696	$45,186	$157,271	$127,925	$64,213	$21,189	$25,460	$9,393
Ratios to average net assets:
Net expenses (a)(c)(d)	0.72%	0.73%	0.75%	0.75%	0.75%	0.75%	0.97%	0.98%	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	0.72%	0.73%	0.84%	1.06%	1.00%	1.06%	0.97%	0.98%	1.10%	1.31%	1.24%	1.31%
Net investment income (loss) (a)(c)(d)	3.80%	3.47%	4.49%	5.70%	5.10%	5.14%	3.54%	3.22%	4.25%	5.45%	4.89%	5.06%
Portfolio turnover rate	59%	90%	99%	30%	46%	55%	59%	90%	99%	30%	46%	55%

*	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Initial Class Shares									Sun Capital Money Market Fund Service Class Shares
	Years Ended December 31,									Years Ended December 31,
	2011*		2010		2009		2008	2007	2006	2011*		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.00	(e)†	0.00	(e)†	0.00	(e)†	0.02	0.05	0.05	0.00	(e)†	0.00	(e)†	0.00	(e)†	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.00	(e)	0.00	(e)	0.00	(e)	0.00 (e)	0.00 (e)	—	0.00	(e)	0.00	(e)	0.00	(e)	0.00 (e)	—	—

Total from Investment Operations	0.00	(e)	0.00	(e)	0.00	(e)	0.02	0.05	0.05	0.00	(e)	0.00	(e)	0.00	(e)	0.02	0.05	0.04

Less Distributions from:
Net investment income	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.02)	(0.05)	(0.05)	—		—		(0.00	)(e)	(0.02)	(0.05)	(0.04)

Total distributions	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.02)	(0.05)	(0.05)	—		—		(0.00	)(e)	(0.02)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return (b)	0.09%		0.19%		0.25%		2.25%	4.87%	4.59%	0.00%		0.00%		0.02%		2.00%	4.61%	4.33%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$71,677		$67,785		$88,013		$150,416	$129,112	$120,164	$123,364		$118,701		$116,282		$54,108	$1,740	$1,274
Ratios to average net assets:
Net expenses (a)(c)(d)	0.01%		0.03%		0.20%		0.50%	0.50%	0.50%	0.18%		0.22%		0.38%		0.75%	0.75%	0.75%
Gross expenses (a)(d)	0.66%		0.66%		0.72%		0.81%	0.76%	0.77%	0.91%		0.91%		0.94%		1.10%	1.00%	1.02%
Net investment income (loss) (a)(c)(d)	0.18%		0.19%		0.25%		2.19%	4.76%	4.51%	0.00%		0.00%		0.01%		1.34%	4.50%	4.31%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A	N/A	N/A		N/A		N/A		N/A	N/A	N/A

*	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock Inflation Protected Bond Fund Initial Class Shares					SC BlackRock Inflation Protected Bond Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2011**	2010	2009	2008*		2011**	2010	2009	2008*
Net Asset Value, Beginning of Period	$10.64	$10.34	$9.87	$10.00		$10.61	$10.32	$9.87	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.22 †	0.14 †	0.24 †	(0.05)		0.21 †	0.12 †	0.21 †	(0.06)
Net realized and unrealized gain (loss) on investments	0.34	0.40	0.61	(0.05	)(c)	0.34	0.38	0.60	(0.04	)(c)

Total from Investment Operations	0.56	0.54	0.85	(0.10)		0.55	0.50	0.81	(0.10)

Less Distributions from:
Net investment income	(0.22)	(0.14)	(0.22)	(0.03)		(0.21)	(0.11)	(0.20)	(0.03)
Net realized gain on investments	—	(0.10)	(0.16)	—		—	(0.10)	(0.16)	—

Total distributions	(0.22)	(0.24)	(0.38)	(0.03)		(0.21)	(0.21)	(0.36)	(0.03)

Net Asset Value, End of Period	$10.98	$10.64	$10.34	$9.87		$10.95	$10.61	$10.32	$9.87

Total Return (b)	5.28%	5.24%	8.72%	(0.95)%		5.17%	4.91%	8.34%	(0.96)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$256,609	$217,591	$106,264	$8,311		$228,043	$161,359	$78,839	$4,276
Ratio to average net assets:
Net expenses (a)(d)(e)	0.65%	0.65%	0.65%	0.65%		0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(e)	0.66%	0.66%	0.66%	0.68%		0.91%	0.91%	0.91%	0.93%
Net investment income (loss) (a)(d)(e)	4.15%	1.34%	2.33%	(4.63)%		4.01%	1.09%	2.07%	(4.60)%
Portfolio turnover rate	209%	388%	278%	85%		209%	388%	278%	85%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Short Duration Fund Initial Class Shares				SC Goldman Sachs Short Duration Fund Service Class Shares
	Years Ended December 31,				Years Ended December 31,
	2011**	2010	2009	2008*	2011**	2010	2009	2008*
Net Asset Value, Beginning of Period	$10.31	$10.23	$10.13	$10.00	$10.31	$10.23	$10.13	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.06 †	0.14 †	0.19 †	0.16	0.04 †	0.11 †	0.17 †	0.14
Net realized and unrealized gain (loss) on investments	0.02	0.11	0.19	0.16	0.03	0.11	0.18	0.16

Total from Investment Operations	0.08	0.25	0.38	0.32	0.07	0.22	0.35	0.30

Less Distributions from:
Net investment income	(0.06)	(0.16)	(0.21)	(0.16)	(0.05)	(0.13)	(0.18)	(0.14)
Net realized gain on investments	—	(0.01)	(0.07)	(0.03)	—	(0.01)	(0.07)	(0.03)

Total distributions	(0.06)	(0.17)	(0.28)	(0.19)	(0.05)	(0.14)	(0.25)	(0.17)

Net Asset Value, End of Period	$10.33	$10.31	$10.23	$10.13	$10.33	$10.31	$10.23	$10.13

Total Return (b)	0.77%	2.41%	3.78%	3.22%	0.65%	2.16%	3.52%	3.00%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$1,021,081	$1,004,464	$869,648	$54,602	$178,852	$149,752	$107,329	$63,422
Ratio to average net assets:
Net expenses (a)(c)(d)	0.65%	0.65%	0.65%	0.65%	0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.65%	0.65%	0.65%	0.68%	0.90%	0.90%	0.90%	0.92%
Net investment income (loss) (a)(c)(d)	1.11%	1.32%	1.82%	2.34%	0.87%	1.05%	1.66%	1.95%
Portfolio turnover rate	115%	122%	231%	333%	115%	122%	231%	333%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Initial Class Shares				SC PIMCO High Yield Fund Service Class Shares
	Years Ended December 31,				Years Ended December 31,
	2011**	2010	2009	2008*	2011**	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.83	$9.46	$8.07	$10.00	$9.83	$9.46	$8.07	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.35 †	0.72 †	0.75 †	0.53	0.34 †	0.70 †	0.72 †	0.51
Net realized and unrealized gain (loss) on investments	0.06	0.44	1.62	(1.85)	0.06	0.43	1.62	(1.85)

Total from Investment Operations	0.41	1.16	2.37	(1.32)	0.40	1.13	2.34	(1.34)

Less Distributions from:
Net investment income	(0.34)	(0.72)	(0.74)	(0.55)	(0.33)	(0.69)	(0.71)	(0.53)
Net realized gain on investments	—	(0.07)	(0.24)	(0.06)	—	(0.07)	(0.24)	(0.06)

Total distributions	(0.34)	(0.79)	(0.98)	(0.61)	(0.33)	(0.76)	(0.95)	(0.59)

Net Asset Value, End of Period	$9.90	$9.83	$9.46	$8.07	$9.90	$9.83	$9.46	$8.07

Total Return (b)	4.21%	12.68%	30.67%	(13.74)%	4.08%	12.40%	30.34%	(13.92)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$158,653	$140,327	$92,422	$3,134	$32,571	$32,225	$24,680	$12,300
Ratio to average net assets:
Net expenses (a)(c)(d)	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	0.75%	0.75%	0.75%	0.77%	1.00%	1.00%	1.00%	1.03%
Net investment income (loss) (a)(c)(d)	7.02%	7.42%	8.45%	6.74%	6.77%	7.19%	8.19%	7.18%
Portfolio turnover rate	17%	28%	190%	75%	17%	28%	190%	75%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Initial Class Shares					SC PIMCO Total Return Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2011**	2010	2009	2008*		2011**	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.58	$11.04	$10.55	$10.00		$11.58	$11.04	$10.55	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.13 †	0.22 †	0.27 †	0.03		0.11 †	0.19 †	0.24 †	0.02
Net realized and unrealized gain (loss) on investments	0.17	0.61	0.65	0.55		0.18	0.61	0.65	0.55

Total from Investment Operations	0.30	0.83	0.92	0.58		0.29	0.80	0.89	0.57

Less Distributions from:
Net investment income	(0.15)	(0.25)	(0.29)	(0.03)		(0.14)	(0.22)	(0.26)	(0.02)
Net realized gain on investments	—	(0.04)	(0.14)	(0.00	)(e)	—	(0.04)	(0.14)	(0.00	)(e)

Total distributions	(0.15)	(0.29)	(0.43)	(0.03)		(0.14)	(0.26)	(0.40)	(0.02)

Net Asset Value, End of Period	$11.73	$11.58	$11.04	$10.55		$11.73	$11.58	$11.04	$10.55

Total Return (b)	2.63%	7.53%	8.89%	5.82%		2.50%	7.27%	8.62%	5.76%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$317,420	$273,150	$144,812	$13,823		$610,649	$483,257	$243,743	$18,397
Ratio to average net assets:
Net expenses (a)(c)(d)	0.65%	0.65%	0.65%	0.65%		0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.66%	0.66%	0.66%	0.68%		0.91%	0.91%	0.91%	0.93%
Net investment income (loss) (a)(c)(d)	2.24%	1.93%	2.44%	1.19%		1.99%	1.67%	2.15%	0.97%
Portfolio turnover rate	187%	493%	496%	181%		187%	493%	496%	181%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Balanced Fund Initial Class Shares						SC Ibbotson Balanced Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011**	2010	2009		2008*		2011**	2010	2009		2008*
Net Asset Value, Beginning of Period	$12.37	$11.21	$9.07		$10.00		$12.35	$11.20	$9.06		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.06 †	0.20 †	0.20	†	0.02		0.05 †	0.15 †	0.17	†	0.01
Net realized and unrealized gain (loss) on investments	0.49	1.15	1.97		(0.95	)(c)	0.49	1.16	1.97		(0.95	)(c)

Total from Investment Operations	0.55	1.35	2.17		(0.93)		0.54	1.31	2.14		(0.94)

Less Distributions from:
Net investment income	—	(0.13)	(0.03)		—		—	(0.10)	(0.00	)(h)	—
Net realized gain on investments	—	(0.06)	(0.00	)(h)	—		—	(0.06)	(0.00	)(h)	—

Total distributions	—	(0.19)	(0.03)		—		—	(0.16)	(0.00	)(h)	—

Net Asset Value, End of Period	$12.92	$12.37	$11.21		$9.07		$12.89	$12.35	$11.20		$9.06

Total Return (b)	4.45%	12.18%	23.91%		(9.30)%		4.37%	11.82%	23.65%		(9.40)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$2,777	$1,687	$442		$56		$1,804,284	$1,444,241	$566,276		$38,747
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.20%	0.20%	0.20%		0.20%		0.45%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.21%	0.21%	0.28%		16.72%		0.46%	0.46%	0.52%		2.11%
Net investment income (loss) (a)(d)(e)(f)	1.02%	1.75%	1.95%		0.88%		0.75%	1.30%	1.69%		1.82%
Portfolio turnover rate (g)	2%	27%	14%		0%		2%	27%	14%		0%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Conservative Fund Initial Class Shares						SC Ibbotson Conservative Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011**	2010	2009		2008*		2011**	2010	2009		2008*
Net Asset Value, Beginning of Period	$11.79	$10.94	$9.19		$10.00		$11.79	$10.94	$9.18		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.10 †	0.14 †	0.33	†	0.03		0.08 †	0.13 †	0.20	†	0.02
Net realized and unrealized gain (loss) on investments	0.37	0.94	1.45		(0.84	)(c)	0.37	0.92	1.56		(0.84	)(c)

Total from Investment Operations	0.47	1.08	1.78		(0.81)		0.45	1.05	1.76		(0.82)

Less Distributions from:
Net investment income	—	(0.16)	(0.03)		—		—	(0.13)	(0.00	)(h)	—
Net realized gain on investments	—	(0.07)	(0.00	)(h)	—		—	(0.07)	(0.00	)(h)	—

Total distributions	—	(0.23)	(0.03)		—		—	(0.20)	(0.00	)(h)	—

Net Asset Value, End of Period	$12.26	$11.79	$10.94		$9.19		$12.24	$11.79	$10.94		$9.18

Total Return (b)	3.99%	9.92%	19.37%		(8.10)%		3.82%	9.64%	19.22%		(8.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$5,566	$5,053	$1,708		$46		$858,483	$756,690	$364,790		$33,974
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.20%	0.20%	0.20%		0.20%		0.45%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.22%	0.21%	0.26%		17.09%		0.47%	0.47%	0.53%		2.12%
Net investment income (loss) (a)(d)(e)(f)	1.59%	1.27%	3.15%		1.15%		1.35%	1.18%	2.01%		2.22%
Portfolio turnover rate (g)	5%	16%	12%		1%		5%	16%	12%		1%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Growth Fund Initial Class Shares						SC Ibbotson Growth Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2011**	2010	2009		2008*		2011**	2010	2009		2008*
Net Asset Value, Beginning of Period	$12.47	$11.25	$8.87		$10.00		$12.47	$11.24	$8.87		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.02 †	0.18 †	0.06	†	0.02		0.01 †	0.12 †	0.12	†	0.01
Net realized and unrealized gain (loss) on investments	0.58	1.34	2.35		(1.15	)(c)	0.57	1.38	2.25		(1.14	)(c)

Total from Investment Operations	0.60	1.52	2.41		(1.13)		0.58	1.50	2.37		(1.13)

Less Distributions from:
Net investment income	—	(0.18)	(0.03)		—		—	(0.15)	(0.00	)(h)	—
Net realized gain on investments	—	(0.12)	(0.00	)(h)	—		—	(0.12)	(0.00	)(h)	—

Total distributions	—	(0.30)	(0.03)		—		—	(0.27)	(0.00	)(h)	—

Net Asset Value, End of Period	$13.07	$12.47	$11.25		$8.87		$13.05	$12.47	$11.24		$8.87

Total Return (b)	4.81%	13.80%	27.17%		(11.30)%		4.65%	13.61%	26.75%		(11.30)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$2,129	$1,616	$292		$92		$616,795	$588,923	$448,441		$33,191
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.20%	0.20%	0.20%		0.20%		0.45%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.22%	0.22%	0.30%		14.32%		0.47%	0.47%	0.53%		2.08%
Net investment income (loss) (a)(d)(e)(f)	0.37%	1.54%	0.61%		1.20%		0.11%	1.03%	1.18%		1.53%
Portfolio turnover rate (g)	7%	38%	16%		7%		7%	38%	16%		7%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2011 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005.

NOTES TO FINANCIAL STATEMENTS (Unaudited)	Sun Capital Advisers Trust

1. ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty two funds (each referred to as a “Fund” and, collectively, as “the Funds”). Three of the Funds, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”). The three Fund-of-Funds and each of the other Funds other than SC Ibbotson Tactical Opportunities Fund (the “Tactical Fund”) are offered to variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. The Tactical Fund, a Fund-of-exchange traded funds, is not available for investment by contract holders but serves exclusively as an investment option designed to implement a tactical strategy for the three Fund-of-Funds.

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for Sun Capital Global Real Estate Fund and SC BlackRock Inflation Protected Bond Fund, which are classified as non-diversified mutual funds. Each Fund, except for the Tactical Fund, offers Initial Class Shares and Service Class Shares. The Tactical Fund offers only Initial Class Shares. The Funds are:

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock International Index Fund (“BlackRock International Index Fund”)

SC BlackRock Large Cap Index Fund (“BlackRock Large Cap Index Fund”)

SC BlackRock Small Cap Index Fund (“BlackRock Small Cap Index Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Columbia Small Cap Value Fund (“Columbia Small Cap Value Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Invesco Small Cap Growth Fund (“Invesco Small Cap Growth Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

  Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Ibbotson Tactical Opportunities Fund (“Ibbotson Tactical Opportunities Fund”)

  Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

  Sun Capital Money Market Fund (“Money Market Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Conservative Fund (“Ibbotson Conservative Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund, as well as the financial statements of each underlying fund, each as of June 30, 2011, are available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

a) Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a valuation day). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b) Valuation of Investments

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter (OTC) equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts. Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and adjusted credit default swap spreads. The fair value of asset backed and mortgage backed securities is estimated using models that consider the future cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. U.S. Government and agency securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing NAV as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on particular foreign exchanges. The independent pricing service considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, futures, exchange-traded funds, and the movements of certain indexes of securities based on a statistical analysis of the historical relationship. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and certain options on futures contracts are valued at the settlement price determined by the relevant exchange. Swap contracts and OTC options and swaptions are valued daily based upon quotations from an independent pricing vendor. Depending on the product and the terms of the transaction, the fair value of the OTC derivatives can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies used do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 under the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

U.S. GAAP defines the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

The types of assets and liabilities utilizing Level 1 valuations generally include exchange traded domestic and certain foreign equities, listed derivatives (such as warrants, rights, futures, options), investments in publicly-traded mutual funds, including exchange-traded funds (“ETF”), with quoted market prices and certain OTC actively traded U.S. Treasury securities.

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

The types of assets and liabilities utilizing Level 2 valuations generally include debt securities such as U.S. Government agency obligations, municipal bonds, mortgage backed securities, asset backed securities, collateralized mortgage obligations, corporate debt obligations, bank loan obligations, certificates of deposit and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, foreign forward currency exchange contracts and equity-linked securities; and certain foreign equity securities and derivatives traded on particular foreign exchanges that close before the Funds determine their NAVs.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

Generally, the types of assets and liabilities utilizing Level 3 valuations are securities whose trading has been suspended or which has been de-listed from its primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions about the assumptions a market participant would use.

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2011 and transfers among levels, if any, are incorporated within each Fund’s Portfolio of Investments. During the six months ended June 30, 2011, there were no significant changes to valuation techniques described above and the related inputs.

c) Investment Transactions and Income

Investment security transactions are accounted for as of trade date. Dividend income from securities and dividend and capital gain distributions from affiliated underlying funds are recorded on the ex-dividend date (net of foreign withholding taxes, as applicable). Non-cash dividends included in income, if any, are recorded at fair market value of securities received. Interest income is recorded on the accrual basis (net of foreign withholding taxes, as applicable). Discounts and premiums on debt securities are amortized using the interest method.

Upon notification from issuers some dividend income received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investment and/or realized gain. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes. Investment income, realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets to both classes of shares.

d) Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a particular Fund are allocated among the affected Funds on the basis of relative net assets. Expenses directly attributable to a particular share class of a Fund are charged directly to such class. All other expenses are borne pro rata on the basis of relative net assets by all classes of shares.

e) Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and assets and liabilities in foreign currencies. Net realized gains and losses on foreign currency

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

transactions include disposition of foreign currencies, net gains or losses from assets or liabilities denominated in foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

f) New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3. SECURITIES AND OTHER INVESTMENTS

a) Mortgage Dollar Roll Transactions

Certain funds may enter into mortgage dollar roll (“MDR”) transactions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of mortgage-backed securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price on a specified future date. The Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund is paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. A Fund will only enter into “covered” rolls. A “covered” roll is a specific type of dollar roll for which there is an offsetting cash position or liquid security position.

The proceeds of the sale will generally be invested in additional instruments for the Fund, and the income from these investments, together with any additional fee income received on the dollar roll transaction, will generally exceed the interest income that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs. As of June 30, 2011, only Investment Grade Bond Fund had open MDR transactions.

b) Real Estate Investment Trusts

Certain Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Each Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Fund.

Certain risks may arise when investing in REITs. Although Global Real Estate Fund does not invest directly in real estate, it does invest primarily in real estate equity securities and does concentrate its investments in the real

NOTES TO FINANCIAL STATEMENTS (Continued)
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estate industry, and, therefore, an investment in the Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Each of the other Funds that may invest in REITs may, to a lesser degree, be subject to these risks. Risks associated with the real estate industry may include risks resulting from future economic, political and environmental conditions.

c) Repurchase Agreements

The Funds may invest in repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (“collateral”) for a relatively short period (usually not more than 7 days) subject to the obligation to sell the security back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. Securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian. The value of the collateral must at least equal 102% of the principal amount of the repurchase transaction, until the agreement matures. The value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default. As of June 30, 2011, no fund was party to any open repurchase agreements.

d) When Issued Securities and Forward Commitments

The Funds may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions and such transactions may involve a risk of loss if the value of the underlying security declines prior to the settlement date. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. If the counterparty to the purchase transaction fails to deliver the securities, the Fund is at risk to subsequently invest at less advantageous prices and yields. In connection with such purchases the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date, and for sales commitments the Funds maintain equivalent deliverable securities as “cover” for the transactions. Unsettled sales commitments are valued at the current market value of the underlying security and marked to market daily on the Fund’s Statement of Assets and Liabilities. As of June 30, 2011, only Goldman Sachs Short Duration Fund had outstanding forward sales contracts as listed on the Fund’s Portfolio of Investments.

e) Treasury Inflation-Protected Securities

Certain Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to reflect changes in inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation are reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. At June 30, 2011, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund and PIMCO Total Return Fund held TIPS as listed on each Fund’s Portfolio of Investments.

f) Equity Linked Securities

Certain Funds may invest in equity-linked securities which are privately issued securities with investment results that are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. These securities may be used by a Fund to gain exposure to countries that place restrictions on direct investments by foreigners. To the extent that the Funds invest in equity-linked securities having returns

NOTES TO FINANCIAL STATEMENTS (Continued)
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that correspond to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligation under the terms of the arrangement with the counterparty. At June 30, 2011, only AllianceBernstein International Value Fund held equity-linked securities as listed on the Fund’s Portfolio of Investments.

g) Bank Loan Obligations

Certain Funds may invest in senior loans in the form of participations (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with a financial intermediary.

Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with terms of the loan agreement. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. As of June 30, 2011, PIMCO High Yield Fund and PIMCO Total Return Fund had open bank loan obligations as listed on each Fund’s Portfolio of Investments.

h) Exchange Traded Funds

The Tactical Fund invests substantially all of its assets in ETFs. ETFs are investment companies, the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the OTC market and may be purchased and sold at market price throughout the trading day. The market price of an underlying ETF may be different from the NAV of such underlying ETF (i.e., an underlying ETF may trade at a discount or premium to its NAV). The Fund’s assets may be invested in a variety of equity and fixed income ETFs. Because the Fund’s investments are focused in these underlying ETFs, the Fund’s NAV and investment performance are directly related to the performance and risk of the underlying ETFs and the equity and bond markets in which those ETFs invest. Underlying ETFs also may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment from the underlying ETF at a time and price that is unfavorable to the Fund.

As a result of the Fund’s investment in underlying ETFs, it will indirectly bear fees and expenses charged by the underlying ETFs, in addition to the Fund’s direct fees and expenses. Therefore, the cost of investing in the Tactical Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds.

4. PRINCIPAL INVESTMENT RISKS

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform or a decline in credit quality of the issuer (counterparty and credit risk), fluctuations in the value of foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk). The potential loss due to any of these risks could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets which potentially expose the Funds to credit risk consist principally of cash due from counterparties and investments. In addition, investing in foreign markets may also involve special risks and considerations not typically associated with investing in the U.S. such as high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to

NOTES TO FINANCIAL STATEMENTS (Continued)
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government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Counterparty risk, the type of credit risk associated with a default by an institution or other entity with which the Funds have unsettled or open transactions, is managed through evaluation of each counterparty prior to entering into transactions with them. Transactions in listed securities are generally settled/paid for upon delivery using approved counterparties. The risk of loss would generally be considered low as the trades will fail if either party fails to meet its obligation.

The Funds may be subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Funds attempt to reduce exposure to counterparty credit risk by entering into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties for certain OTC derivative and foreign exchange contract transactions. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Early termination could be detrimental to the Funds.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on the Funds’ objectives and strategies for using derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations, and cash flows. The derivative instruments outstanding as of June 30, 2011, as disclosed in the notes to each applicable Fund’s Portfolio of Investments, and the amount of realized and unrealized gains and losses on derivative instruments during the six months ended June 30, 2011, as disclosed in each Fund’s Statement of Operations, serve as indicators of the volume of derivative activity for the Funds.

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

NOTES TO FINANCIAL STATEMENTS (Continued)
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Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Asset Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$13,440	$—	$—	$13,440
	Futures Contracts(b)	—	—	—	11,338	11,338

	Total Value	$—	$13,440	$—	$11,338	$24,778

BlackRock International Index Fund	Futures Contracts(b)	$—	$—	$—	$28,569	$28,569

	Total Value	$—	$—	$—	$28,569	$28,569

BlackRock Large Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$98,521	$98,521

	Total Value	$—	$—	$—	$98,521	$98,521

BlackRock Small Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$449,598	$449,598

	Total Value	$—	$—	$—	$449,598	$449,598

Goldman Sachs Mid Cap Value Fund	Futures Contracts(b)	$—	$—	$—	$228,573	$228,573

	Total Value	$—	$—	$—	$228,573	$228,573

BlackRock Inflation Protected Bond Fund	Futures Contracts(b)	$1,574,164	$—	$—	$—	$1,574,164
	Purchased Option Contracts(c)	870,962	—	—	—	870,962
	Swap Contracts(d)	246,045	—	—	—	246,045

	Total Value	$2,691,171	$—	$—	$—	$2,691,171

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$755,781	$—	$—	$—	$755,781

	Total Value	$755,781	$—	$—	$—	$755,781

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$81,073	$—	$—	$81,073
	Swap Contracts(d)	—	—	368,049	—	368,049

	Total Value	$—	$81,073	$368,049	$—	$449,122

NOTES TO FINANCIAL STATEMENTS (Continued)
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	Asset Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$2,940,482	$—	$—	$2,940,482
	Futures Contracts(b)	3,385,161	—	—	—	3,385,161
	Purchased Option Contracts(c)	242,268	—	—	—	242,268
	Swap Contracts(d)	366,086	—	856,672	—	1,222,758

	Total Value	$3,993,515	$2,940,482	$856,672	$—	$7,790,669

(a)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(b)	Statement of Assets and Liabilities location: Variation margin receivable or payable, as applicable. Amount includes cumulative appreciation (depreciation) on futures as presented in each Fund’s Portfolio of Investments.
(c)	Statement of Assets and Liabilities location: Investments, at value.
(d)	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(78,291)	$—	$—	$(78,291)

	Total Value	$—	$(78,291)	$—	$—	$(78,291)

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(1,027,383)	$—	$—	$(1,027,383)
	Futures Contracts(b)	(723,209)	—	—	—	(723,209)
	Swap Contracts(c)	(852,923)	—	—	—	(852,923)
	Written Option Contracts(d)	(3,182,910)	—	—	—	(3,182,910)

	Total Value	$(4,759,042)	$(1,027,383)	$—	$—	$(5,786,425)

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$(1,238,555)	$—	$—	$—	$(1,238,555)

	Total Value	$(1,238,555)	$—	$—	$—	$(1,238,555)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(133,134)	$—	$—	$(133,134)

	Total Value	$—	$(133,134)	$—	$—	$(133,134)

NOTES TO FINANCIAL STATEMENTS (Continued)
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	Liability Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(946,642)	$—	$—	$(946,642)
	Futures Contracts(b)	(340,178)	—	—	—	(340,178)
	Swap Contracts(c)	(2,246,676)	—	(462,020)	—	(2,708,696)
	Written Option Contracts(d)	(1,789,510)	—	—	—	(1,789,510)

	Total Value	$(4,376,364)	$(946,642)	$(462,020)	$—	$(5,785,026)

(a)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(b)	Statement of Assets and Liabilities location: Variation margin receivable or payable, as applicable. Amount includes cumulative appreciation (depreciation) on futures, as applicable, as presented in each Fund’s Portfolio of Investments.
(c)	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.
(d)	Statement of Assets and Liabilities location: Options written.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011:

	Realized Gain (Loss)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(44,549)	$—	$—	$(44,549)
	Futures Contracts(b)	—	—	—	21	21

	Total Value	$—	$(44,549)	$—	$21	$(44,528)

BlackRock International Index Fund	Futures Contracts(b)	$—	$—	$—	$91,142	$91,142

	Total Value	$—	$—	$—	$91,142	$91,142

BlackRock Large Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$92,532	$92,532

	Total Value	$—	$—	$—	$92,532	$92,532

BlackRock Small Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$(64,261)	$(64,261)

	Total Value	$—	$—	$—	$(64,261)	$(64,261)

Goldman Sachs Mid Cap Value Fund	Futures Contracts(b)	$—	$—	$—	$(52,769)	$(52,769)

	Total Value	$—	$—	$—	$(52,769)	$(52,769)

NOTES TO FINANCIAL STATEMENTS (Continued)
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	Realized Gain (Loss)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(1,821,629)	$—	$—	$(1,821,629)
	Futures Contracts(b)	(418,723)	—	—	—	(418,723)
	Purchased Option Contracts(c)	(21,325)	—	—	—	(21,325)
	Swap Contracts(d)	588,109	—	—	—	588,109
	Written Option Contracts(e)	99,011	—	—	—	99,011

	Total Value	$247,072	$(1,821,629)	$—	$—	$(1,574,557)

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$(1,736,407)	$—	$—	$—	$(1,736,407)

	Total Value	$(1,736,407)	$—	$—	$—	$(1,736,407)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(548,882)	$—	$—	$(548,882)
	Futures Contracts(b)	245,470	—	—	—	245,470
	Swap Contracts(d)	—	—	55,300	—	55,300

	Total Value	$245,470	$(548,882)	$55,300	$—	$(248,112)

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$1,410,198	$—	$—	$1,410,198
	Futures Contracts(b)	29,998	—	—	—	29,998
	Swap Contracts(d)	(802,849)	—	2,507,439	—	1,704,590
	Written Option Contracts(e)	379,450	—	—	—	379,450

	Total Value	$(393,401)	$1,410,198	$2,507,439	$—	$3,524,236

(a)	Statement of Operations location: Net realized gain (loss) from: Foreign currency related transactions (Statement of Operations includes both forward foreign currency exchange contracts and foreign currency transactions).
(b)	Statement of Operations location: Net realized gain (loss) from: Futures.
(c)	Statement of Operations location: Net realized gain (loss) from: Investments.
(d)	Statement of Operations location: Net realized gain (loss) from: Swaps.
(e)	Statement of Operations location: Net realized gain (loss) from: Written options.

NOTES TO FINANCIAL STATEMENTS (Continued)
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	Change in Unrealized Appreciation (Depreciation)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(64,851)	$—	$—	$(64,851)
	Futures Contracts(b)	—	—	—	17,938	17,938

	Total Value	$—	$(64,851)	$—	$17,938	$(46,913)

BlackRock International Index Fund	Futures Contracts(b)	$—	$—	$—	$12,693	$12,693

	Total Value	$—	$—	$—	$12,693	$12,693

BlackRock Large Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$43,755	$43,755

	Total Value	$—	$—	$—	$43,755	$43,755

BlackRock Small Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$400,380	$400,380

	Total Value	$—	$—	$—	$400,380	$400,380

Goldman Sachs Mid Cap Value Fund	Futures Contracts(b)	$—	$—	$—	$234,495	$234,495

	Total Value	$—	$—	$—	$234,495	$234,495

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(388,436)	$—	$—	$(388,436)
	Futures Contracts(b)	1,287,164	—	—	—	1,287,164
	Purchased Option Contracts(c)	(242,175)	—	—	—	(242,175)
	Swap Contracts(d)	(21,680)	—	—	—	(21,680)
	Written Option Contracts(e)	264,324	—	—	—	264,324

	Total Value	$1,287,633	$(388,436)	$—	$—	$899,197

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$(540,148)	$—	$—	$—	$(540,148)

	Total Value	$(540,148)	$—	$—	$—	$(540,148)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(249,210)	$—	$—	$(249,210)
	Futures Contracts(b)	(242,475)	—	—	—	(242,475)
	Swap Contracts(d)	—	—	89,965	—	89,965

	Total Value	$(242,475)	$(249,210)	$89,965	$—	$(401,720)

NOTES TO FINANCIAL STATEMENTS (Continued)
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	Change in Unrealized Appreciation (Depreciation)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$922,459	$—	$—	$922,459
	Futures Contracts(b)	3,725,739	—	—	—	3,725,739
	Purchased Option Contracts(c)	69,270	—	—	—	69,270
	Swap Contracts(d)	(1,831,370)	—	(796,582)	—	(2,627,952)
	Written Option Contracts(e)	1,838,947	—	—	—	1,838,947

	Total Value	$3,802,586	$922,459	$(796,582)	$—	$3,928,463

(a)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Assets and liabilities in foreign currencies (Statement of Operations includes both forward foreign currency exchange contracts and foreign currency transactions).
(b)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Futures.
(c)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Investments.
(d)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Swaps.
(e)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Written options.

a) Swap Agreements

Certain Funds may invest in swap agreements. Swap agreements are privately negotiated contracts between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency and interest rate risks. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The amount of collateral posted or received by a Fund, as noted on each applicable Fund’s Portfolio of Investments, is generally subject to certain minimum requirements as determined between the Fund and each counterparty.

The value of the swap is adjusted daily based upon quotations from an independent pricing vendor and is recorded as unrealized appreciation or depreciation on the Fund’s Statement of Assets and Liabilities. Upfront swap premium payments paid or received by the Fund, if any, are recorded as such on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap contract to compensate for differences between stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap contract. Under the terms of the swap contracts, the Fund receives or makes net periodic payments which are included as part of realized gains or losses on the Fund’s Statement of Operations. Liquidation payments received or made upon termination of the swap contract are recorded as realized gain or loss in the Fund’s Statement of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Fund’s Statement of Operations. Swap agreements are also subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap

NOTES TO FINANCIAL STATEMENTS (Continued)
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agreements or reduce its exposure through offsetting transactions. Swap agreements also bear the risk that the Fund will not be able to meet its obligations to the counterparty.

The Funds may enter into certain interest rate, total return and credit default swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level, which may result in a payment by the Funds for those swaps in a net liability position.

(i) Credit Default Swap Agreements

Certain Funds may enter into credit default swap agreements. A Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, to provide comparable exposure to fixed income securities that might not be available in primary markets, to add leverage to the portfolio, or to hedge the risk of default on other securities held by the Fund. A credit default swap is a contract between a buyer and a seller of protection against a predefined credit event. As a seller in the credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of certain third party debt obligations to the counterparty in the event of a credit event (generally including the occurrence of a bankruptcy, failure to make payments in respect of debt obligations, or debt restructurings) in respect of such third party, such as a U.S. or foreign corporate issuer. Such a payment would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities or to take a view as to the likelihood of default of debt securities. This would involve the risk that the contract may expire worthless if a credit event does not occur during the term of the transaction. It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a credit event.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate and sovereign issues to provide a measure of protection against credit events in respect of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of the occurrence of a credit event in respect of a particular issuer.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of certain credit events in respect of or default of all or part of the referenced entities comprising the credit index. A credit index is a list or a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Index credit default swaps that reference asset-backed or mortgage-backed instruments may require payments in the event of a write-down, principal or interest shortfall in respect of the underlying instruments. Index credit default swaps that reference corporate entities or instruments generally include the same credit events that would be contained in a single-name credit default swap on the relevant corporate entity or instruments. An index credit default swap references all the entities in the index, and if there is a credit event, the credit event is settled based on that entity’s weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to buy many individual credit default swaps to achieve a similar effect.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which is disclosed in each Fund’s Portfolio of Investments. At June 30, 2011, PIMCO High Yield Fund and PIMCO Total Return Fund had open credit default swap contracts and were the sellers of protection. As disclosed in the notes to the PIMCO High Yield Fund’s Portfolio of Investments and PIMCO Total Return Fund’s Portfolio of Investments, the aggregate market values of credit default swap contracts in net liability positions where each Fund is a seller of protection as of June 30, 2011 were $(659) and $(1,622,397), respectively. If a defined credit event had occurred as of June 30, 2011, the swaps’ credit-risk-contingent features would have been triggered and PIMCO High Yield Fund and PIMCO Total Return Fund would have been required to pay $300,000 and $71,300,000, respectively, representing 0.2% and 7.7%, respectively, of each Fund’s net assets on June 30, 2011 to settle these swaps. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

(ii) Interest Rate Swap Agreements

Certain Funds may enter into interest rate swap agreements to manage the interest rate risk inherent in the Fund’s underlying investments such as fixed rate bonds. The value of these bonds may decrease if interest rates rise. In an interest rate swap, the Fund would agree to pay the other party to the interest rate swap (the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund would agree to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations would be based on the notional amount of the swap.

As of June 30, 2011, BlackRock Inflation Protected Bond Fund and PIMCO Total Return Fund had open interest rate swap agreements as listed on each Fund’s Portfolio of Investments.

(iii) Total Return Swap Agreements

Certain Funds may enter into total return swap agreements to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

As of June 30, 2011, only BlackRock Inflation Protected Bond Fund had outstanding total return swap agreements as listed on the Fund’s Portfolio of Investments.

b) Forward Foreign Currency Exchange and Spot Contracts

Certain Funds may engage in forward foreign currency exchange and spot contracts in an effort to enhance total return, to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange contracts are agreements to purchase or sell a specified currency on a specified future date at a price set at the time of the contract. The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds may segregate liquid assets to cover their obligations under these contracts.

The value of forward foreign currency exchange contracts is translated into U.S. dollars. The change in market values of forward foreign currency exchange contracts is recorded as unrealized appreciation (depreciation) on assets and liabilities in foreign currencies on the Fund’s Statement of Assets and Liabilities. When the contract is closed, the Fund records a realized gain or loss from foreign currency related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed which is included in realized gain/(loss) on foreign currency related transactions on the Fund’s Statement of Operations.

As of June 30, 2011, AllianceBernstein International Value Fund, BlackRock Inflation Protected Bond Fund, PIMCO High Yield Fund and PIMCO Total Return Fund had open forward foreign currency exchange contracts as listed on each Fund’s Portfolio of Investments.

c) Futures

Certain Funds may enter into futures contracts. A Fund may enter into futures contracts as a hedge against changes in interest rates or securities prices, for duration management, and return enhancement purposes. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse, regulated and approved by the Commodity Futures Trading Commission, in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (the “settlement date”). Certain risks may arise upon entering into futures contracts, including the risk that an illiquid commodity market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities. The Funds segregate liquid assets or engage in other appropriate measures to cover their obligations under these contracts, as noted on each applicable Fund’s Portfolio of Investments.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount (“initial margin”) equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) made or received by the Fund are dependent upon the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses in the Fund’s Statement of Operations. The value of futures contracts will be the sum of the initial margin plus or minus the difference between the value of the futures contract on the valuation date and the value on the date the futures contract is originated. Futures contracts involve, to a varying degree, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

As of June 30, 2011, AllianceBernstein International Value Fund, BlackRock International Index Fund, BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund, Goldman Sachs Mid Cap Value Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund and PIMCO Total Return Fund had open futures contracts as listed on each Fund’s Portfolio of Investments.

d) Options

Certain Funds may enter into call and put option contracts on 1) securities, futures, commodities, currencies or swaps (“swaptions”) it owns or in which it may invest, 2) forward volatility agreements and 3) inflation floors. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio investments; as a temporary substitute for purchasing or selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; or to enhance total

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

return. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (a “call option”), or sell to (a “put option”) the writer a designated instrument at a specified price within a specified period of time. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instruments. Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon swap agreement at any time before or upon the expiration of the option. Certain options will require cash settlement by the Fund if the option is exercised. The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. A forward volatility agreement hedges against the amount of volatility of an underlying instrument’s value, rate, or movement of a related index.

Certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. If a Fund writes a put option, it accepts the risk of a decline in the value of the underlying security below the exercise price. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Funds may segregate liquid assets to cover their obligations under option contracts.

The Fund pays a premium as cost for a purchased put or call option, which is disclosed in the Fund’s Portfolio of Investments and subsequently marked to market to reflect the current value of the option. When a Fund writes an inflation cap and a call or put option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Certain forward volatility agreements may be written with premiums on the underlying instruments to be determined on a future date, based upon implied volatility parameters at specified terms. Realized gain or loss is recognized on the Fund’s Statement of Operations when the option contract expires or is closed.

As of June 30, 2011, BlackRock Inflation Protected Bond Fund and PIMCO Total Return Fund had open purchased option, written option, swaption, forward volatility, and inflation floor contracts as listed on each Fund’s Portfolio of Investments.

Transactions in all types of options written during the six months ended June 30, 2011, as applicable, were as follows:

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	—	$31,400,000	$1,282,390
Written	1,122	192,700,000	2,342,328
Bought back	(479)	—	(151,121)
Expired	(47)	—	(15,456)
Exercised	—	—	—

End of period	596	$224,100,000	$3,458,141

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	368	$190,700,000	$1,879,431
Written	529	284,300,000	1,295,375
Bought back	(434)	—	(164,417)
Expired	(82)	(54,200,000)	(318,704)
Exercised	—	—	—

End of period	381	$420,800,000	$2,691,685

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY AGREEMENTS

a) Investment Advisory Agreement

Sun Capital (the “Adviser”) is the investment adviser to each of the Funds under separate investment advisory or investment advisory and management agreements with the Trust. The Adviser is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada U.S. Operations Holdings, Inc. (“Sun Life U.S. Ops Holdco”), a holding company. Sun Life Financial Inc. (“Sun Life Financial”), a publicly traded holding company, is the ultimate parent of Sun Life U.S. Ops Holdco and the Adviser. The Adviser, at its own cost, has retained AllianceBernstein L.P., as subadviser for the AllianceBernstein International Value Fund; BlackRock Investment Management, LLC, as subadviser for the BlackRock International Index Fund, BlackRock Large Cap Index Fund and BlackRock Small Cap Index Fund; BlackRock Financial Management, Inc., as subadviser for the BlackRock Inflation Protected Bond Fund; Goldman Sachs Asset Management, L.P., as subadviser for the Goldman Sachs Mid Cap Value Fund and Goldman Sachs Short Duration Fund; Columbia Management Investment Advisers, LLC, as subadviser for the Columbia Small Cap Value Fund; Davis Selected Advisers, L.P., as subadviser for the Davis Venture Value Fund; Invesco Advisers, Inc., as subadviser for the Invesco Small Cap Growth Fund; Lord, Abbett & Co. LLC, as subadviser for the Lord Abbett Growth & Income Fund; Wellington Management Company, LLP, as subadviser for the WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund; Ibbotson Associates, Inc., as subadviser for the Ibbotson Tactical Opportunities Fund, Ibbotson Balanced Fund, Ibbotson Conservative Fund, and Ibbotson Growth Fund; and Pacific Investment Management Company LLC, as subadviser for the PIMCO High Yield Fund and PIMCO Total Return Fund. Effective May 1, 2011, MFS was appointed as subadviser for the Global Real Estate Fund. There was no change to the Fund’s name, investment goal or investment strategy as a result of this change.

As compensation for all services rendered, facilities provided and expenses paid or assumed by the Adviser under the investment advisory agreements, the following sixteen Funds pay an advisory fee monthly to the Adviser at the following annual rates based on the average daily net assets of each Fund taken separately:

Fund	Asset Level	Fee
AllianceBernstein International Value Fund	All	0.63%

BlackRock International Index Fund	$0-$500 million over $500 million	0.40% 0.375%

BlackRock Large Cap Index Fund	$0-$500 million over $500 million	0.35% 0.325%

BlackRock Small Cap Index Fund	$0-$500 million over $500 million	0.375% 0.35%

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Fund	Asset Level	Fee
Columbia Small Cap Value Fund	$0-$250 million over $250 million	0.90% 0.85%

Davis Venture Value Fund	$0-$500 million over $500 million	0.75% 0.70%

Invesco Small Cap Growth Fund	$0-$250 million over $250 million	0.95% 0.90%

WMC Blue Chip Mid Cap Fund	$0-$300 million over $300 million	0.80% 0.75%

WMC Large Cap Growth Fund	$0-$750 million over $750 million	0.75% 0.70%

Global Real Estate Fund	All	0.95%

Ibbotson Tactical Opportunities Fund	$0-$250 million $250 million-$500 million $500 million-$750 million $750 million-$1billion over $1 billion	0.375% 0.36% 0.34% 0.32% 0.30%

Investment Grade Bond Fund	All	0.60%

Money Market Fund	All	0.50%

Ibbotson Balanced Fund	All	0.125%

Ibbotson Conservative Fund	All	0.125%

Ibbotson Growth Fund	All	0.125%

Under the investment advisory and management agreements, the following six Funds pay a unified management fee to the Adviser on a monthly basis for its advisory and management services. Out of each Fund’s unified management fee, the Adviser pays for all of the ordinary expenses of managing and operating the Fund. Each fee is calculated based on the annual stated percentage of average daily net assets for each Fund taken separately, as follows:

Fund	Asset Level	Fee
Goldman Sachs Mid Cap Value Fund	All	1.05%

Lord Abbett Growth & Income Fund	All	0.87%

BlackRock Inflation Protected Bond Fund	All	0.65%

Goldman Sachs Short Duration Fund	All	0.64%

PIMCO High Yield Fund	All	0.74%

PIMCO Total Return Fund	All	0.65%

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

b) Limitations

     i) Funds with investment advisory agreements

For the sixteen Funds that have investment advisory agreements, the Adviser has contractually agreed (until at least April 30, 2012) not to impose all or a portion of its advisory fee and to reimburse other operating expenses to reduce each Fund’s total annual operating expenses to:

	Contractual Expense Limitations
Fund	Initial Class	Service Class
AllianceBernstein International Value Fund	0.75%	1.00%
BlackRock International Index Fund	0.60%	0.85%
BlackRock Large Cap Index Fund	0.50%	0.75%
BlackRock Small Cap Index Fund	0.60%	0.85%
Columbia Small Cap Value Fund	1.15%	1.40%
Davis Venture Value Fund	0.90%	1.15%
Invesco Small Cap Growth Fund	1.15%	1.40%
WMC Blue Chip Mid Cap Fund	1.00%	1.25%
WMC Large Cap Growth Fund*	0.90%	1.15%
Global Real Estate Fund	1.10%	1.35%
Ibbotson Tactical Opportunities Fund	0.50%	N/A
Investment Grade Bond Fund	0.75%	1.00%
Money Market Fund	0.50%	0.75%
Ibbotson Balanced Fund	0.20%	0.45%
Ibbotson Conservative Fund	0.20%	0.45%
Ibbotson Growth Fund	0.20%	0.45%

*	Prior to May 1, 2011, the expense limitations for the WMC Large Cap Growth Fund were 0.81% and 1.06% for Initial Class and Service Class, respectively.

Effective May 1, 2011, the expense limits do not apply to the following categories of expenses: (i) compensation of the Trust’s independent trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent trustees; (iii) premiums for liability insurance dedicated to the independent trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the board of trustees; (v) expenses associated with obtaining data from third parties for the independent trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent trustees. Prior to May 1, 2011, these categories of expenses were covered by the expense limitations applicable to these Funds.

To the extent that one of these Fund’s total expense ratio falls below the expense limit stated above in future years, the Adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the Fund during the prior two fiscal years.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

For each of the periods below, the Adviser waived all or part of its advisory fee and reimbursed certain operating expenses in the following amounts:

	Six Months Ended June 30, 2011		Two-year period ended December 31, 2010
Fund	Advisory Fees Waived	Expenses Reimbursed	Advisory Fees Waived		Expenses Reimbursed
AllianceBernstein International Value Fund	$126,491	$—	$438,713		$2,254
BlackRock International Index Fund	125,956	6,237	26,390	*	84,623	*
BlackRock Large Cap Index Fund	54,435	—	113,409		—
BlackRock Small Cap Index Fund	38,608	—	400,968		—
Columbia Small Cap Value Fund	29,100	—	241,926		—
Davis Venture Value Fund	—	—	69,717		—
Invesco Small Cap Growth Fund	48,682	—	261,332		13,392
WMC Blue Chip Mid Cap Fund	—	—	91,879		—
WMC Large Cap Growth Fund	84,094	—	441,658		—
Global Real Estate Fund	25,280	—	175,999		—
Ibbotson Tactical Opportunities Fund	—	—	52,556	*	—	*
Investment Grade Bond Fund	—	—	114,948		—
Money Market Fund	454,043	184,562	2,091,212		404,567
Ibbotson Balanced Fund	41,803	—	257,266		—
Ibbotson Conservative Fund	63,500	—	258,110		—
Ibbotson Growth Fund	57,848	—	271,325		—

*	For the period November 15, 2010 (commencement of operations) to December 31, 2010.

    ii) Funds with investment advisory and management agreements

For the six Funds that have investment advisory and management agreements, the Adviser contractually agreed until April 30, 2011 not to impose all or a portion of its unified fee and to reimburse other operating expenses to reduce each Fund’s total annual operating expenses to:

	Contractual Expense Limitations
Fund	Initial Class	Service Class
Goldman Sachs Mid Cap Value Fund	1.07%	1.32%
Lord Abbett Growth & Income Fund	0.87%	1.12%
BlackRock Inflation Protected Bond Fund	0.65%	0.90%
Goldman Sachs Short Duration Fund	0.65%	0.90%
PIMCO High Yield Fund	0.75%	1.00%
PIMCO Total Return Fund	0.65%	0.90%

Effective May 1, 2011, there are no expense limits applicable to these six Funds. However, to the extent that, during either of the two succeeding years, one of these Fund’s total expense ratio falls below the expense limit previously in place, the Adviser reserves the right to be reimbursed for unified fees waived and fund expenses paid on behalf of the Fund under the previous expense limitation.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

For each of the periods below, the Adviser waived all or part of its unified fee and reimbursed certain operating expenses in the following amounts:

	Six Months Ended June 30, 2011		Two-year period ended December 31, 2010
Fund	Advisory Fees Waived	Expenses Reimbursed	Advisory Fees Waived	Expenses Reimbursed
Goldman Sachs Mid Cap Value Fund	$—	$—	$—	$—
Lord Abbett Growth & Income Fund	14,104	—	80,629	—
BlackRock Inflation Protected Bond Fund	10,675	—	28,152	—
Goldman Sachs Short Duration Fund	—	—	15,758	—
PIMCO High Yield Fund	—	—	1,464	—
PIMCO Total Return Fund	21,566	—	58,110	—

c) Distribution and Service Plan

The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class Shares (the “Plan”), pursuant to which distribution and service fees are paid to the Trust’s underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”). The fees payable by the Trust to Clarendon under the Plan are accrued daily at a rate with respect to each Fund which may not exceed 0.25% of the Fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon uses the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

d) Trustees’ Compensation

Each independent trustee of the Trust is compensated by the Funds. The aggregate remuneration accrued and paid by the Funds to the independent trustees for the six months ended June 30, 2011 was $220,552 and $204,087, respectively, including out of pocket expenses. The Trust pays no compensation directly to those of its Trustees or officers who are affiliated with the Adviser, or its affiliates, all of whom receive remuneration for their services to the Trust from the Adviser, or its affiliates. Certain officers and Trustees of the Trust are also officers and directors of the Adviser, and/or other companies affiliated with the Adviser.

7. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the six months ended June 30, 2011, were as follows:

Fund	Non- Government Purchases	Government Purchases	Non- Government Sales	Government Sales
AllianceBernstein International Value Fund	$30,465,762	$—	$18,338,158	$—
BlackRock International Index Fund	15,203,085	—	1,169,742	—
BlackRock Large Cap Index Fund	18,454,969	—	1,182,750	—
BlackRock Small Cap Index Fund	76,223,931	—	53,023,899	—
Goldman Sachs Mid Cap Value Fund	48,701,024	—	68,805,882	—
Columbia Small Cap Value Fund	17,469,005	—	9,968,862	—

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Fund	Non- Government Purchases		Government Purchases	Non- Government Sales		Government Sales
Davis Venture Value Fund	$23,633,185		$—	$30,708,070		$—
Invesco Small Cap Growth Fund	14,643,432		—	4,783,837		—
Lord Abbett Growth & Income Fund	181,107,982		—	234,832,769		—
WMC Blue Chip Mid Cap Fund	77,375,399		—	61,675,009		—
WMC Large Cap Growth Fund	58,952,252		—	63,773,014		—
Global Real Estate Fund	14,975,664		—	41,364,653		—
Ibbotson Tactical Opportunities Fund	404,284,730		—	308,567,834		—
Investment Grade Bond Fund	187,026,071		53,613,144	208,118,295		28,119,074
BlackRock Inflation Protected Bond Fund	111,218,929		762,001,197	100,771,461		693,634,914
Goldman Sachs Short Duration Fund	326,565,638		1,015,994,381	162,092,172		1,138,071,450
PIMCO High Yield Fund	49,903,365		—	29,021,783		—
PIMCO Total Return Fund	274,735,198		1,033,564,376	49,033,308		1,497,470,243
Ibbotson Balanced Fund	336,946,010	*	—	34,779,999	*	—
Ibbotson Conservative Fund	115,080,712	*	—	37,275,510	*	—
Ibbotson Growth Fund	43,394,711	*	—	42,359,430	*	—

*	Affiliated investment transactions.

Purchases and sales, including maturities, of short-term securities by the Money Market Fund for the six months ended June 30, 2011 were $1,106,608,277 and $1,099,140,957, respectively.

8. AFFILIATED COMPANY SECURITIES

The term “affiliated securities” includes securities issued by any company that is under common control with the Fund. At June 30, 2011, the Adviser or its affiliate, MFS, served as investment adviser to the underlying funds of Ibbotson Balanced Fund, Ibbotson Conservative Fund and Ibbotson Growth Fund. Purchases and proceeds from sales of affiliated investments are disclosed in Note 7 – Investment Transactions. Dividend and capital gains distributions from affiliated underlying funds are presented in each Fund’s Statement of Operations. Underlying funds managed by MFS seek to achieve capital appreciation by investing primarily in U.S. and foreign equity securities, including those in emerging markets.

9. LINE OF CREDIT

The Trust has entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. The Money Market Fund is not a party to this Agreement. Interest is charged to each Fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating Funds at the end of each calendar quarter. During the six months ended June 30, 2011, the following Funds had borrowings and incurred commitment fees under this Agreement as follows:

Fund	Maximum Loan	Average Daily Amount of Loan	Weighted Average Interest Rate	Commitment Fee
AllianceBernstein International Value Fund.	$513,000	$7,862	1.49%	$127
BlackRock International Index Fund	—	—	—	88
BlackRock Large Cap Index Fund	75,000	414	1.48	189
BlackRock Small Cap Index Fund	—	—	—	313

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Fund	Maximum Loan	Average Daily Amount of Loan	Weighted Average Interest Rate	Commitment Fee
Goldman Sachs Mid Cap Value Fund	$—	$—	—	$471
Columbia Small Cap Value Fund	—	—	—	103
Davis Venture Value Fund	—	—	—	751
Invesco Small Cap Growth Fund	—	—	—	52
Lord Abbett Growth & Income Fund	5,030,000	66,696	1.44	919
WMC Blue Chip Mid Cap Fund	—	—	—	289
WMC Large Cap Growth Fund	158,000	1,337	1.50	351
Global Real Estate Fund	—	—	—	446
Ibbotson Tactical Opportunities Fund	802,000	4,431	1.42	704
Investment Grade Bond Fund	—	—	—	659
BlackRock Inflation Protected Bond Fund	—	—	—	671
Goldman Sachs Short Duration Fund	—	—	—	1,932
PIMCO High Yield Fund	—	—	—	294
PIMCO Total Return Fund	5,879,000	102,856	1.38	1,300
Ibbotson Balanced Fund	2,151,000	50,188	1.47	2,470
Ibbotson Conservative Fund	12,581,000	291,199	1.48	1,322
Ibbotson Growth Fund	2,336,000	144,072	1.42	1,037

As of June 30, 2011, there were no outstanding borrowings under this agreement.

10. SHARE TRANSACTIONS

Each of the Funds is authorized to issue an unlimited number of shares without par value. Transactions in classes of each Fund were as follows:

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
AllianceBernstein International Value Fund (shares)
Shares sold	1,154,922	3,567,009	141,582	174,698
Shares issued as reinvestment of distributions	—	133,237	—	4,490
Shares redeemed	(251,593)	(2,340,618)	(31,419)	(45,024)

Net increase (decrease) in shares outstanding	903,329	1,359,628	110,163	134,164
Beginning of period	7,037,858	5,678,230	303,944	169,780

End of period	7,941,187	7,037,858	414,107	303,944

AllianceBernstein International Value Fund ($)
Net proceeds from sales	$11,902,925	$33,291,819	$1,480,438	$1,643,105
Net proceeds on reinvestment of distributions	—	1,248,432	—	41,984
Shares redeemed	(2,645,950)	(23,253,856)	(331,719)	(423,210)

Net increase (decrease) in net assets	$9,256,975	$11,286,395	$1,148,719	$1,261,879

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
BlackRock International Index Fund (shares)(a)
Shares sold	1,076,643	5,277,325	133,160	24,602
Shares redeemed	(62,321)	(11,775)	(24,509)	—

Net increase (decrease) in shares outstanding	1,014,322	5,265,550	108,651	24,602
Beginning of period	5,265,551	1	24,603	1

End of period	6,279,873	5,265,551	133,254	24,603

BlackRock International Index Fund ($)(a)
Net proceeds from sales	$11,427,512	$52,817,033	$1,435,191	$246,073
Shares redeemed	(684,134)	(119,468)	(261,730)	—

Net increase (decrease) in net assets	$10,743,378	$52,697,565	$1,173,461	$246,073

BlackRock Large Cap Index Fund (shares)
Shares sold	1,661,156	5,938,764	520,077	528,690
Shares issued as reinvestment of distributions	—	26,219	—	2,941
Shares redeemed	(138,615)	(5,116,303)	(135,525)	(253,110)

Net increase (decrease) in shares outstanding	1,522,541	848,680	384,552	278,521
Beginning of period	9,630,076	8,781,396	1,701,470	1,422,949

End of period	11,152,617	9,630,076	2,086,022	1,701,470

BlackRock Large Cap Index Fund ($)
Net proceeds from sales	$16,208,161	$48,839,087	$5,219,679	$4,570,334
Net proceeds on reinvestment of distributions	—	216,837	—	24,908
Shares redeemed	(1,353,893)	(45,548,229)	(1,347,127)	(2,190,527)

Net increase (decrease) in net assets	$14,854,268	$3,507,695	$3,872,552	$2,404,715

BlackRock Small Cap Index Fund (shares)
Shares sold	4,099,099	491,327	304,860	694,478
Shares issued as reinvestment of distributions	—	14,108	—	14,319
Shares redeemed	(1,758,966)	(1,644,466)	(607,551)	(3,188,604)

Net increase (decrease) in shares outstanding	2,340,133	(1,139,031)	(302,691)	(2,479,807)
Beginning of period	3,485,955	4,624,986	10,424,636	12,904,443

End of period	5,826,088	3,485,955	10,121,945	10,424,636

BlackRock Small Cap Index Fund ($)
Net proceeds from sales	$55,606,595	$5,730,919	$4,003,209	$7,538,234
Net proceeds on reinvestment of distributions	—	155,615	—	155,938
Shares redeemed	(23,987,869)	(18,747,647)	(8,191,666)	(37,504,292)

Net increase (decrease) in net assets	$31,618,726	$(12,861,113)	$(4,188,457)	$(29,810,120)

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Goldman Sachs Mid Cap Value Fund (shares)
Shares sold	1,506,015	7,670,260	962,000	1,195,388
Shares issued as reinvestment of distributions	—	677,522	—	65,091
Shares redeemed	(4,247,147)	(6,401,931)	(263,378)	(789,814)

Net increase (decrease) in shares outstanding	(2,741,132)	1,945,851	698,622	470,665
Beginning of period	25,951,851	24,006,000	2,829,735	2,359,070

End of period	23,210,719	25,951,851	3,528,357	2,829,735

Goldman Sachs Mid Cap Value Fund ($)
Net proceeds from sales	$15,039,758	$64,672,510	$9,522,020	$10,142,051
Net proceeds on reinvestment of distributions	—	5,643,760	—	540,908
Shares redeemed	(43,342,149)	(55,491,591)	(2,607,607)	(6,692,821)

Net increase (decrease) in net assets	$(28,302,391)	$14,824,679	$6,914,413	$3,990,138

Columbia Small Cap Value Fund (shares)
Shares sold	675,146	1,544,629	198,096	569,073
Shares issued as reinvestment of distributions	—	377,528	—	87,398
Shares redeemed	(58,622)	(900,177)	(149,872)	(229,432)

Net increase (decrease) in shares outstanding	616,524	1,021,980	48,224	427,039
Beginning of period	4,364,205	3,342,225	1,103,042	676,003

End of period	4,980,729	4,364,205	1,151,266	1,103,042

Columbia Small Cap Value Fund ($)
Net proceeds from sales	$7,673,300	$16,293,217	$2,254,232	$5,846,228
Net proceeds on reinvestment of distributions	—	3,503,453	—	809,308
Shares redeemed	(662,800)	(9,044,675)	(1,675,190)	(2,425,175)

Net increase (decrease) in net assets	$7,010,500	$10,751,995	$579,042	$4,230,361

Davis Venture Value Fund (shares)
Shares sold	887,192	7,288,612	513,630	2,157,750
Shares issued as reinvestment of distributions	—	96,261	—	54,826
Shares redeemed	(563,909)	(8,039,035)	(1,004,143)	(2,060,829)

Net increase (decrease) in shares outstanding	323,283	(654,162)	(490,513)	151,747
Beginning of period	13,055,113	13,709,275	22,092,489	21,940,742

End of period	13,378,396	13,055,113	21,601,976	22,092,489

Davis Venture Value Fund ($)
Net proceeds from sales	$11,016,544	$78,342,507	$6,220,743	$23,219,248
Net proceeds on reinvestment of distributions	—	1,027,110	—	583,899
Shares redeemed	(6,985,343)	(90,371,562)	(12,413,979)	(23,109,538)

Net increase (decrease) in net assets	$4,031,201	$(11,001,945)	$(6,193,236)	$693,609

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Invesco Small Cap Growth Fund (shares)
Shares sold	677,163	495,380	406,694	438,169
Shares issued as reinvestment of distributions	—	157,640	—	77,408
Shares redeemed	(61,512)	(158,170)	(81,223)	(214,999)

Net increase (decrease) in shares outstanding	615,651	494,850	325,471	300,578
Beginning of period	1,862,063	1,367,213	979,627	679,049

End of period	2,477,714	1,862,063	1,305,098	979,627

Invesco Small Cap Growth Fund ($)
Net proceeds from sales	$8,185,489	$4,927,667	$4,728,428	$4,326,592
Net proceeds on reinvestment of distributions	—	1,478,663	—	722,220
Shares redeemed	(745,993)	(1,570,015)	(957,215)	(2,176,690)

Net increase (decrease) in net assets	$7,439,496	$4,836,315	$3,771,213	$2,872,122

Lord Abbett Growth & Income Fund (shares)
Shares sold	1,895,554	11,085,638	260,729	760,127
Shares issued as reinvestment of distributions	—	2,990,839	—	69,848
Shares redeemed	(7,762,637)	(15,813,249)	(77,315)	(449,032)

Net increase (decrease) in shares outstanding	(5,867,083)	(1,736,772)	183,414	380,943
Beginning of period	64,561,760	66,298,532	1,635,070	1,254,127

End of period	58,694,677	64,561,760	1,818,484	1,635,070

Lord Abbett Growth & Income Fund ($)
Net proceeds from sales	$16,083,758	$81,259,922	$2,234,808	$6,035,253
Net proceeds on reinvestment of distributions	—	22,281,747	—	518,969
Shares redeemed	(67,548,058)	(124,677,960)	(671,424)	(3,470,534)

Net increase (decrease) in net assets	$(51,464,300)	$(21,136,291)	$1,563,384	$3,083,688

WMC Blue Chip Mid Cap Fund (shares)
Shares sold	1,526,756	4,678,564	81,706	263,704
Shares issued as reinvestment of distributions	—	4,691	—	—
Shares redeemed	(342,878)	(2,346,045)	(197,791)	(858,621)

Net increase (decrease) in shares outstanding	1,183,878	2,337,210	(116,085)	(594,917)
Beginning of period	8,585,138	6,247,928	2,740,758	3,335,675

End of period	9,769,016	8,585,138	2,624,673	2,740,758

WMC Blue Chip Mid Cap Fund ($)
Net proceeds from sales	$23,827,807	$62,074,414	$1,254,406	$3,374,448
Net proceeds on reinvestment of distributions	—	60,133	—	—
Shares redeemed	(5,369,289)	(31,559,949)	(3,072,736)	(11,493,533)

Net increase (decrease) in net assets	$18,458,518	$30,574,598	$(1,818,330)	$(8,119,085)

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
WMC Large Cap Growth Fund (shares)
Shares sold	1,345,055	6,364,356	210,936	415,338
Shares issued as reinvestment of distributions	—	65,688	—	1,109
Shares redeemed	(693,772)	(7,040,501)	(301,537)	(678,065)

Net increase (decrease) in shares outstanding	651,283	(610,457)	(90,601)	(261,618)
Beginning of period	17,740,170	18,350,627	1,946,629	2,208,247

End of period	18,391,453	17,740,170	1,856,028	1,946,629

WMC Large Cap Growth Fund ($)
Net proceeds from sales	$13,465,699	$51,480,956	$2,114,764	$3,355,349
Net proceeds on reinvestment of distributions	—	545,213	—	9,148
Shares redeemed	(7,032,710)	(61,907,003)	(3,011,368)	(5,740,631)

Net increase (decrease) in net assets	$6,432,989	$(9,880,834)	$(896,604)	$(2,376,134)

Global Real Estate Fund (shares)
Shares sold	851,626	2,802,255	77,499	755,136
Shares issued as reinvestment of distributions	—	1,175,193	—	1,176,532
Shares redeemed	(561,191)	(1,750,396)	(1,162,760)	(1,968,579)

Net increase (decrease) in shares outstanding	290,435	2,227,052	(1,085,261)	(36,911)
Beginning of period	9,791,855	7,564,803	11,301,850	11,338,761

End of period	10,082,290	9,791,855	10,216,589	11,301,850

Global Real Estate Fund ($)
Net proceeds from sales	$9,968,012	$31,073,659	$1,012,717	$9,189,692
Net proceeds on reinvestment of distributions	—	12,598,073	—	13,918,369
Shares redeemed	(6,646,240)	(19,588,315)	(15,136,917)	(24,464,186)

Net increase (decrease) in net assets	$3,321,772	$24,083,417	$(14,124,200)	$(1,356,125)

Ibbotson Tactical Opportunities Fund (shares)(a)
Shares sold	8,812,701	43,300,126
Shares redeemed	(261,248)	(1,870)

Net increase (decrease) in shares outstanding	8,551,453	43,298,256
Beginning of period	43,298,257	1

End of period	51,849,710	43,298,257

Ibbotson Tactical Opportunities Fund ($)(a)
Net proceeds from sales	$95,295,186	$434,362,406
Shares redeemed	(2,913,184)	(19,650)

Net increase (decrease) in net assets	$92,382,002	$434,342,756

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Investment Grade Bond Fund (shares)
Shares sold	2,146,707	14,965,112	2,967,597	6,497,983
Shares issued as reinvestment of distributions	509,163	862,977	260,558	353,970
Shares redeemed	(780,946)	(4,833,373)	(436,243)	(370,097)

Net increase (decrease) in shares outstanding	1,874,924	10,994,716	2,791,912	6,481,856
Beginning of period	26,101,133	15,106,417	13,520,975	7,039,119

End of period	27,976,057	26,101,133	16,312,887	13,520,975

Investment Grade Bond Fund ($)
Net proceeds from sales	$20,373,765	$139,297,497	$28,435,044	$61,097,755
Net proceeds on reinvestment of distributions	4,852,616	8,093,261	2,501,912	3,343,693
Shares redeemed	(7,424,070)	(45,521,961)	(4,158,122)	(3,467,580)

Net increase (decrease) in net assets	$17,802,311	$101,868,797	$26,778,834	$60,973,868

Money Market Fund (shares)
Shares sold	24,690,256	59,695,332	47,621,252	91,786,435
Shares issued as reinvestment of distributions	60,149	153,247	—	—
Shares redeemed	(20,857,850)	(80,077,232)	(42,958,090)	(89,367,222)

Net increase (decrease) in shares outstanding	3,892,555	(20,228,653)	4,663,162	2,419,213
Beginning of period	67,761,305	87,989,958	118,724,302	116,305,089

End of period	71,653,860	67,761,305	123,387,464	118,724,302

Money Market Fund ($)
Net proceeds from sales	$24,690,256	$59,695,332	$47,621,252	$91,786,435
Net proceeds on reinvestment of distributions	60,149	153,247	—	—
Shares redeemed	(20,857,850)	(80,077,232)	(42,958,090)	(89,367,222)

Net increase (decrease) in net assets	$3,892,555	$(20,228,653)	$4,663,162	$2,419,213

BlackRock Inflation Protected Bond Fund (shares)
Shares sold	3,269,355	10,086,435	5,653,429	8,182,656
Shares issued as reinvestment of distributions	464,144	362,109	356,478	237,149
Shares redeemed	(815,516)	(272,165)	(394,922)	(860,104)

Net increase (decrease) in shares outstanding	2,917,983	10,176,379	5,614,985	7,559,701
Beginning of period	20,456,095	10,279,716	15,201,700	7,641,999

End of period	23,374,078	20,456,095	20,816,685	15,201,700

BlackRock Inflation Protected Bond Fund ($)
Net proceeds from sales	$35,081,484	$106,668,556	$60,965,144	$86,538,078
Net proceeds on reinvestment of distributions	5,068,946	3,858,520	3,886,355	2,521,522
Shares redeemed	(8,944,019)	(2,890,510)	(4,259,673)	(9,155,496)

Net increase (decrease) in net assets	$31,206,411	$107,636,566	$60,591,826	$79,904,104

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Goldman Sachs Short Duration Fund (shares)
Shares sold	7,668,127	24,391,949	3,120,220	4,779,074
Shares issued as reinvestment of distributions	568,226	1,423,197	71,205	162,967
Shares redeemed	(6,826,084)	(13,380,910)	(403,132)	(905,179)

Net increase (decrease) in shares outstanding	1,410,269	12,434,236	2,788,293	4,036,862
Beginning of period	97,411,988	84,977,752	14,530,688	10,493,826

End of period	98,822,257	97,411,988	17,318,981	14,530,688

Goldman Sachs Short Duration Fund ($)
Net proceeds from sales	$79,148,810	$251,573,909	$32,201,090	$49,272,769
Net proceeds on reinvestment of distributions	5,869,831	14,692,322	735,208	1,681,008
Shares redeemed	(70,498,961)	(137,964,965)	(4,157,142)	(9,324,889)

Net increase (decrease) in net assets	$14,519,680	$128,301,266	$28,779,156	$41,628,888

PIMCO High Yield Fund (shares)
Shares sold	1,941,501	5,534,887	357,684	1,052,578
Shares issued as reinvestment of distributions	519,141	965,971	110,078	224,053
Shares redeemed	(704,781)	(1,992,484)	(454,984)	(606,972)

Net increase (decrease) in shares outstanding	1,755,861	4,508,374	12,778	669,659
Beginning of period	14,276,322	9,767,948	3,278,154	2,608,495

End of period	16,032,183	14,276,322	3,290,932	3,278,154

PIMCO High Yield Fund ($)
Net proceeds from sales	$19,390,341	$53,529,410	$3,575,934	$10,202,106
Net proceeds on reinvestment of distributions	5,193,577	9,348,921	1,101,306	2,167,856
Shares redeemed	(7,031,624)	(19,168,429)	(4,531,934)	(5,826,715)

Net increase (decrease) in net assets	$17,552,294	$43,709,902	$145,306	$6,543,247

PIMCO Total Return Fund (shares)
Shares sold	3,428,588	12,666,177	10,315,133	20,371,783
Shares issued as reinvestment of distributions	329,873	521,269	548,768	732,251
Shares redeemed	(297,699)	(2,711,374)	(557,661)	(1,439,317)

Net increase (decrease) in shares outstanding	3,460,762	10,476,072	10,306,240	19,664,717
Beginning of period	23,592,087	13,116,015	41,744,512	22,079,795

End of period	27,052,849	23,592,087	52,050,752	41,744,512

PIMCO Total Return Fund ($)
Net proceeds from sales	$39,953,850	$145,027,137	$120,175,370	$234,001,284
Net proceeds on reinvestment of distributions	3,848,798	6,056,776	6,403,667	8,508,993
Shares redeemed	(3,477,075)	(31,454,819)	(6,488,758)	(16,495,450)

Net increase (decrease) in net assets	$40,325,573	$119,629,094	$120,090,279	$226,014,827

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Ibbotson Balanced Fund (shares)
Shares sold	97,185	137,449	23,301,533	65,391,657
Shares issued as reinvestment of distributions	—	2,104	—	1,396,512
Shares redeemed	(18,689)	(42,608)	(249,873)	(421,503)

Net increase (decrease) in shares outstanding	78,496	96,945	23,051,660	66,366,666
Beginning of period	136,395	39,450	116,921,927	50,555,261

End of period	214,891	136,395	139,973,587	116,921,927

Ibbotson Balanced Fund ($)
Net proceeds from sales	$1,232,510	$1,590,393	$296,281,847	$752,725,659
Net proceeds on reinvestment of distributions	—	24,152	—	16,017,993
Shares redeemed	(240,459)	(495,419)	(3,180,555)	(4,746,985)

Net increase (decrease) in net assets	$992,051	$1,119,126	$293,101,292	$763,996,667

Ibbotson Conservative Fund (shares)
Shares sold	39,611	301,852	7,902,993	31,046,199
Shares issued as reinvestment of distributions	—	4,356	—	999,109
Shares redeemed	(14,169)	(33,787)	(1,969,131)	(1,194,488)

Net increase (decrease) in shares outstanding	25,442	272,421	5,933,862	30,850,820
Beginning of period	428,576	156,155	64,200,943	33,350,123

End of period	454,018	428,576	70,134,805	64,200,943

Ibbotson Conservative Fund ($)
Net proceeds from sales	$474,450	$3,469,227	$95,493,932	$347,920,672
Net proceeds on reinvestment of distributions	—	48,832	—	11,210,004
Shares redeemed	(171,261)	(384,667)	(23,623,936)	(13,622,703)

Net increase (decrease) in net assets	$303,189	$3,133,392	$71,869,996	$345,507,973

Ibbotson Growth Fund (shares)
Shares sold	41,049	129,754	1,849,417	9,249,698
Shares issued as reinvestment of distributions	—	2,641	—	1,115,174
Shares redeemed	(7,762)	(28,749)	(1,814,226)	(3,020,369)

Net increase (decrease) in shares outstanding	33,287	103,646	35,191	7,344,503
Beginning of period	129,592	25,946	47,227,759	39,883,256

End of period	162,879	129,592	47,262,950	47,227,759

Ibbotson Growth Fund ($)
Net proceeds from sales	$524,200	$1,499,274	$23,684,901	$105,424,712
Net proceeds on reinvestment of distributions	—	29,899	—	12,634,921
Shares redeemed	(99,280)	(334,194)	(23,481,099)	(34,737,536)

Net increase (decrease) in net assets	$424,920	$1,194,979	$203,802	$83,322,097

(a)	The BlackRock International Index Fund and the Ibbotson Tactical Opportunities Fund commenced operations on November 15, 2010 and share activity presented for the year ended December 31, 2010 is for the period November 15, 2010 to December 31, 2010.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

11. FEDERAL INCOME TAX INFORMATION

Each Fund is treated as a separate entity for Federal tax purposes. Each Fund intends to elect or has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (“the Code”). By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax. As a result, no provision for income taxes is required.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the following Funds had available for federal income tax purposes capital loss carryovers which can be used to offset certain future realized capital gains.

Fund	Expires December 31, 2017
BlackRock Small Cap Index Fund	$2,600,538
WMC Blue Chip Mid Cap Fund	3,090,029
WMC Large Cap Growth Fund	559,254
Global Real Estate Fund	80,503,399

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Effective for taxable years beginning after December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) changed the capital loss carryforward rules. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses. Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Under current tax law, certain capital or currency losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2010, the following Funds elected to defer net losses arising between November 1, 2010 and December 31, 2010.

Fund	Capital Loss Deferral
PIMCO Total Return Fund	$333,587

The Investment Grade Bond Fund, Money Market Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund declare dividends from net investment income, if any, daily and pay dividends monthly. Each of the remaining Funds in the Trust declare and pay dividends from net investment income, if any, at least annually. Each Fund distributes its net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2011 were as follows:

	Identified Cost	Gross Unrealized		Net Appreciation
Fund		Appreciation	(Depreciation)
AllianceBernstein International Value Fund	$81,985,538	$9,715,163	$(3,135,593)	$6,579,570
BlackRock International Index Fund	65,797,026	5,518,860	(1,609,497)	3,909,363
BlackRock Large Cap Index Fund	123,276,920	13,423,152	(2,000,433)	11,422,719
BlackRock Small Cap Index Fund	198,075,991	25,686,084	(5,437,259)	20,248,825
Goldman Sachs Mid Cap Value Fund	209,639,325	68,604,141	(2,122,479)	66,481,662
Columbia Small Cap Value Fund	65,405,381	8,347,646	(3,378,663)	4,968,983
Davis Venture Value Fund	348,214,293	89,948,941	(6,388,942)	83,559,999
Invesco Small Cap Growth Fund	36,058,172	9,603,244	(545,151)	9,058,093
Lord Abbett Growth & Income Fund	439,335,125	86,212,747	(3,221,116)	82,991,631
WMC Blue Chip Mid Cap Fund	167,098,769	31,847,688	(4,996,999)	26,850,689
WMC Large Cap Growth Fund	165,298,006	34,971,512	(4,253,841)	30,717,671
Global Real Estate Fund	180,187,255	56,190,827	(2,513,706)	53,677,121
Ibbotson Tactical Opportunities Fund	556,935,018	26,554,502	(1,629,970)	24,924,532
Investment Grade Bond Fund	500,105,111	9,463,101	(2,405,800)	7,057,301
Money Market Fund	194,522,194	—	—	—
BlackRock Inflation Protected Bond Fund	483,270,377	4,986,471	(2,225,313)	2,761,158
Goldman Sachs Short Duration Fund	1,224,725,309	13,278,655	(718,621)	12,560,034
PIMCO High Yield Fund	175,632,013	14,342,496	(1,215,139)	13,127,357
PIMCO Total Return Fund	960,006,724	20,865,488	(2,409,591)	18,455,897
Ibbotson Balanced Fund	1,643,057,878	163,114,596	—	163,114,596
Ibbotson Conservative Fund	791,581,332	72,111,634	—	72,111,634
Ibbotson Growth Fund	535,668,364	83,395,328	—	83,395,328

12. INDEMNIFICATION

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

13. EVALUATION OF SUBSEQUENT EVENTS

Management has determined that there are no material events through the issuance date of the financial statements that would require additional disclosure in the Funds’ financial statements.

OTHER INFORMATION (Unaudited)	Sun Capital Advisers Trust

PROXY VOTING POLICIES AND PROCEDURES AND VOTING RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 432-1102 x 3330 and (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q filings are available (i) on the SEC’s website at www.sec.gov; and (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Sun Capital Advisers Trust

TRUSTEES AND OFFICERS

Michael P. Castellano, Trustee

Dawn-Marie Driscoll, Trustee

Keith R. Fox, Trustee

Carol A. Kosel, Trustee

William N. Searcy, Jr., Chairman, Trustee

Scott M. Davis, Trustee

John T. Donnelly, President, Chief Executive Officer and Trustee

Lena Metelitsa, Chief Financial Officer and Treasurer

Maura A. Murphy, Secretary and Chief Legal Officer

Andrew S. Harris, Chief Compliance Officer

INVESTMENT ADVISER

Sun Capital Advisers LLC

One Sun Life Executive Park

Wellesley Hills, MA 02481

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT

State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Dechert LLP

200 Clarendon Street

Boston, MA 02116

This report must be preceded or accompanied by a prospectus for Sun Capital Advisers Trust which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

Included in stockholder report filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented since the registrant’s most recent disclosure to this Item.

Item 11.	Controls and Procedures.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have been no significant changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable to semi-annual report.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a) (3)	A combined certification by the principal executive and principal financial officers of the registrant as required by Rule 30a-2(b), under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: August 26, 2011

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: August 26, 2011

*	Print name and title of each signing officer under his or her signature.